ANNUAL REPORT                                                           GE FUNDS

                                                              SEPTEMBER 30, 2002

[GE LOGO OMITTED]

WE BRING GOOD THINGS TO LIFE.

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

                                                                                                                   TABLE OF CONTENTS


LETTER FROM THE PRESIDENT .......................................................................................            2
GE FUNDS' BRIGHTEST STARS .......................................................................................            4
FINANCIAL INFORMATION
MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS
      GE U.S. Equity Fund .......................................................................................            5
      GE Value Equity Fund ......................................................................................            9
      GE Mid-Cap Growth Fund ....................................................................................           13
      GE Mid-Cap Value Equity Fund ..............................................................................           17
      GE Small-Cap Value Equity Fund ............................................................................           21
      GE S&P 500 Index Fund .....................................................................................           25
      GE Global Equity Fund .....................................................................................           33
      GE International Equity Fund ..............................................................................           38
      GE Europe Equity Fund .....................................................................................           43
      GE Premier Growth Equity Fund .............................................................................           47
      GE Premier Research Equity Fund ...........................................................................           50
      GE Premier International Equity Fund ......................................................................           54
      GE Premier Value Equity Fund ..............................................................................           58
      GE Fixed Income Fund ......................................................................................           61
      GE Government Securities Fund .............................................................................           70
      GE Short-Term Government Fund .............................................................................           74
      GE Tax-Exempt Fund ........................................................................................           78
      GE High Yield Fund ........................................................................................           84
      GE Strategic Investment Fund ..............................................................................           92
      GE Money Market Fund ......................................................................................          103
NOTES TO PERFORMANCE ............................................................................................          105
NOTES TO SCHEDULES OF INVESTMENTS ...............................................................................          107
FINANCIAL STATEMENTS
      Financial Highlights ......................................................................................          108
      Notes to Financial Highlights .............................................................................          127
      Statements of Assets and Liabilities ......................................................................          128
      Statements of Operations ..................................................................................          132
      Statements of Changes in Net Assets .......................................................................          136
      Notes to Financial Statements .............................................................................          144
REPORT OF INDEPENDENT ACCOUNTANTS ...............................................................................          161
TAX INFORMATION .................................................................................................          162
ADDITIONAL INFORMATION ..........................................................................................          163
INVESTMENT TEAM .................................................................................................          165
SHAREHOLDER INQUIRIES ...........................................................................................          168


--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                                       LETTER FROM THE PRESIDENT
DEAR SHAREHOLDER:

Attached is the annual report for the GE Funds for the 12-month period ended September 30, 2002. I encourage you to read this letter for a view of what has been going on in the investment markets over the past few years and some ideas on how to prepare for your financial future. More specific information about the performance of each GE Fund is also included in this publication, including commentaries from each of our portfolio managers and detailed data on each specific Fund.


MARKET OVERVIEW
The last 12 months began on a very somber note. The U.S. was still coping with the tragedy of the terrorist attacks that shocked America on September 11, 2001. The nation was in the midst of determining its next steps to respond to the attacks, and protect against future attacks. It was clearly a time of uncertainty and concern. The U.S. economy initially appeared to be dealt a serious blow by the attacks, but it quickly began to show positive movement. After declining through the first nine months of 2001, the economy grew modestly in the fourth quarter. To help the situation, the Federal Reserve continued to reduce short-term interest rates in the closing months of the year, as it had throughout 2001. That seemed to create a more favorable atmosphere, both for the economy and the equity markets, as we entered 2002.

The economy maintained its strength through the first quarter of 2002, but other concerns began to capture the nation's attention. Domestically, the first of what turned out to be a string of corporate accounting scandals came to light, most notably the Enron case. Overseas, growing tensions in the Middle East and Asia were fanning fears about a broader world conflict. These and other matters began to generate a sense of unease for investors.

As the year continued, even the recovering U.S. economy became a growing concern. While the economy generated solid growth in the first quarter of 2002, it slowed significantly during the second quarter, and, by the end of the 12-month period, while the economy was holding its own, it certainly wasn't enjoying a traditional post-recession bounce.

After enjoying a solid start to the 12-month period, beginning in October 2001, equity markets have mostly struggled in 2002, sending stock indices to what are likely to be their third consecutive calendar year of losses. Investor confidence was clearly shaken by continued revelations of corporate malfeasance, beginning with Enron, but continuing with other prominent firms including Global Crossing, Adelphia and Worldcom. Stocks declined most significantly beginning in the summer of 2002 and continuing through September. By the end of the period, stocks, as measured by the Standard & Poor's 500, dropped 45% from the highs they reached in early 2000. It was a decline that matched the last significant bear market in America, which took place in 1973 and 1974. For the 12-month period, the Dow Jones Industrial Average lost 14.2%, while the S & P 500 and the technology-heavy NASDAQ Composite Index both declined by 21%.

Bond markets once again proved to be a safer haven for investors over the past 12 months. It wasn't expected to necessarily be that way, with the economy initially showing positive signs of growth early in the period. Rates edged higher on longer-term bonds through the early months of 2002, but, as confidence about the strength of the economic rebound began to erode, interest rates reversed course. By the end of September, 2002, rates on 30-year and 10-year U.S. Treasury securities reached their lowest levels in years. Interest rates on short-term securities declined slightly, but not as dramatically. This was consistent with the policy of the Federal Reserve, which took a neutral stance on changing interest rates in the first nine months of 2002. Some segments of the bond market, most notably corporate debt securities, had more difficulties, as they seemed to be negatively affected by some of the same issues that plagued the equity markets during the period.

Foreign equity markets also went through some difficulties during the past year. Generally, they held up better than U.S. stocks, but offered little refuge from what proved to be a fairly pessimistic view of the global economic environment. There were some exceptions, most notably among emerging market nations. A select group of these developing markets showed surprising strength in the past year. More industrialized nations generally had a more difficult time. One notable trend that took hold in 2002 was the weakening of the U.S. dollar, which temporarily helped to boost returns for U.S. investors in overseas markets. But it wasn't enough to overcome a generally negative investment environment.

                                           LETTER FROM THE PRESIDENT (CONTINUED)


MARKET OUTLOOK
The U.S. economy has shown a fair amount of resilience over the past year, despite facing a number of challenges. Consumer spending has helped to keep the economy moving in a positive direction, but there is some concern about whether consumers can continue to carry the ball. Corporate spending has remained a sore spot, with little indication that a significant change is in the offing. That continues to raise concerns about the direction of the economy. On the positive side, even at modest levels, a growing economy has helped some companies begin to improve their profit picture. That is likely to create a more favorable environment for equity investors, helping to overcome some of the impact of the past two-and-a-half years of extremely challenging markets.
If the economy can grow at more significant rates, that should provide a further boost to stocks. The bond market ended the period with interest rates at extremely low levels, and they are unlikely to go much lower from here. That could create some short-term risk in the bond market, though expectations for modest inflation can help to maintain a fair amount of stability. Foreign equity markets are likely to benefit from an improved global economic environment if that comes to pass, though ongoing concerns about world tensions may come into play in the performance of overseas stocks.

FUND HIGHLIGHTS
In this difficult investment environment, eight of our 15 Funds eligible for ratings by the independent mutual fund rating service Morningstar have achieved one of the two highest ratings (four or five stars).

The GE TAX-EXEMPT FUND and the GE GOVERNMENT SECURITIES FUND finished among the top 25% of their competitive groups for the one-year period ended September 30, 2002. As of the end of September, the GE PREMIER GROWTH EQUITY FUND continued its strong relative performance, ranking in the top 25% of its peer group of mutual funds for the 1-year, 3-year and 5-year periods.


MAKING YOUR WAY THROUGH A MUDDY MARKET
This has been one of the most challenging markets that investors have faced in the past quarter-century. We will all welcome the time when we can officially lay this bear market to rest. However, it doesn't mean that making money in the markets will once again become as easy as it seemed in the late 1990s. A number of challenges face the markets as we approach 2003. At the same time, Americans need to also be applauded for their resolve in the face of many challenging obstacles. Despite unprecedented news, ranging from terrorist attacks to corporate accounting fraud, most investors appear to be convinced that, over the long run, economic fundamentals will improve and that the markets will again provide positive opportunities.

That's an important position to maintain as we look to the future. As has been the case throughout its history, America often responds to challenges with results that are positive for investors. Most important is for you to take full advantage of the opportunity to own a well-diversified portfolio that appropriately allocates assets among different investments. Your portfolio should be designed to achieve the results you desire within a level of risk you can manage, given your circumstances and the time you have to reach your goals.

At GE Funds, we take seriously our commitment to helping you make your goals a reality. Like you, we are focused on the long-term possibilities that the investment markets have to offer and continue to work hard to position our portfolios in ways that give you the best opportunity for success. To stay in touch with us, I encourage you to look at our website at www.gefn.com/mutual funds.


Sincerely,




/S/Michael J. Cosgrove
Chairman, GE Funds
November 1, 2002


MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE
FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE
FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S
EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE ASSET
MANAGEMENT AND ASSISTANT TREASURER - GE COMPANY, MIKE JOINED GE IN 1970 AND HELD
A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL
OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM
UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

                                       3
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                                                                                                           GE FUNDS' BRIGHTEST STARS


                                                                        AVERAGE ANNUAL RETURNS*
                                                              ---------------------------------------------

                                              INCEPTION       ONE         THREE       FIVE        SINCE        MORNINGSTARTM**
AS OF 9/30/02                                 DATE+           YEAR        YEARS       YEARS       INCEPTION    OVERALL RATING

DOMESTIC EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
GE Small-Cap Value Equity Fund Class A         9/30/98        (2.92%)      9.11%      N/A         12.25%       ****
GE Small-Cap Value Equity Fund Class B         9/30/98        (3.58%)      8.30%      N/A         11.42%       ****
GE Small-Cap Value Equity Fund Class C         10/1/99        (3.63%)      8.28%      N/A          8.28%       ****
GE U.S. Equity Fund Class A                    2/22/93       (17.78%)     (8.81%)     0.47%        9.53%       ****
GE U.S. Equity Fund Class B                   12/22/93       (18.40%)     (9.48%)    (0.28%)       8.64%       ****
GE U.S. Equity Fund Class C                    10/1/99       (18.41%)     (9.49%)     N/A         (9.48%)      ****
GE Premier Growth Equity Fund Class A         12/31/96       (15.97%)     (8.82%)     3.55%        6.75%       *****
GE Premier Growth Equity Fund Class B         12/31/96       (16.61%)     (9.50%)     2.77%        5.96%       *****
GE Premier Growth Equity Fund Class C          10/1/99       (16.66%)     (9.53%)     N/A         (9.52%)      *****
GE Mid-Cap Growth Fund Class A                  9/8/93       (15.20%)     (3.62%)    (3.08%)       6.63%       ****
GE Mid-Cap Growth Fund Class B                  9/8/93       (15.72%)     (4.28%)    (3.69%)       6.01%       ****
GE Mid-Cap Growth Fund Class C                 10/1/99       (15.97%)     (4.37%)     N/A         (4.37%)      ****
GE Value Equity Fund Class B                    9/8/93       (17.88%)     (8.87%)     0.19%        8.21%       ****

MUNICIPAL BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
GE Tax-Exempt Fund Class A                      9/8/93         8.29%       7.87%      5.55%        5.50%       *****


 +COMMENCEMENT OF OPERATIONS

 *MORE COMPLETE INFORMATION ON THE TOTAL RETURNS IS INCLUDED ON THE FOLLOWING
  PAGES.

**GE SMALL-CAP VALUE EQUITY FUND WAS RATED AMONG 186 SMALL BLEND FUNDS FOR THE
  THREE-YEAR PERIOD. GE U.S. EQUITY FUND WAS RATED AMONG 936 AND 613 LARGE BLEND FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. THE GE PREMIER GROWTH EQUITY FUND WAS RATED AMONG 758 AND 495 LARGE GROWTH FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. THE GE MID-CAP GROWTH FUND WAS RATED AMONG 476 AND 326 MID-CAP GROWTH FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. THE GE VALUE EQUITY FUND WAS RATED AMONG 631 AND 462 LARGE VALUE FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. THE GE TAX-EXEMPT FUND WAS RATED AMONG 138 AND 121 MUNI NATIONAL INTERM FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY.

  MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF 9/30/02. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THESE RATINGS MAY CHANGE MONTHLY AND ARE CALCULATED FROM THE FUNDS' THREE, FIVE, AND TEN-YEAR AVERAGE ANNUAL RETURNS (IF APPLICABLE) IN EXCESS OF 90-DAY TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS, AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW THE 90-DAY T-BILL RETURNS. THE GE SMALL-CAP VALUE EQUITY FUND CLASS A, B AND C SHARES RECEIVED FOUR STARS FOR THE THREE-YEAR PERIOD. THE GE U.S. EQUITY FUND CLASS A AND CLASS B SHARES RECEIVED FOUR STARS FOR THE THREE-YEAR PERIOD AND FOUR STARS FOR THE FIVE-YEAR PERIOD. THE GE U.S. EQUITY FUND CLASS C SHARES RECEIVED FOUR STARS FOR THE THREE-YEAR PERIOD. THE GE PREMIER GROWTH EQUITY FUND CLASS A SHARES RECEIVED FOUR STARS FOR THE THREE-YEAR PERIOD AND FIVE STARS FOR THE FIVE-YEAR PERIOD. THE GE PREMIER GROWTH EQUITY FUND CLASS B SHARES RECEIVED FIVE STARS FOR THE THREE-YEAR PERIOD AND FIVE STARS FOR THE FIVE-YEAR PERIOD. THE GE PREMIER GROWTH EQUITY FUND CLASS C SHARES RECEIVED FIVE STARS FOR THE THREE-YEAR PERIOD. THE GE MID-CAP GROWTH FUND CLASS A SHARES RECEIVED FOUR STARS FOR THE THREE-YEAR PERIOD AND THREE STARS FOR THE FIVE-YEAR PERIOD. THE GE MID-CAP GROWTH FUND CLASS B SHARES RECEIVED FOUR STARS FOR THE THREE-YEAR PERIOD AND FOUR STARS FOR THE FIVE-YEAR PERIOD. THE GE MID-CAP GROWTH FUND CLASS C SHARES RECEIVED FOUR STARS FOR THE THREE-YEAR PERIOD.THE GE VALUE EQUITY FUND CLASS B SHARES RECEIVED THREE STARS FOR THE THREE-YEAR PERIOD AND FOUR STARS FOR THE FIVE-YEAR PERIOD. THE GE TAX-EXEMPT FUND CLASS A SHARES RECEIVED THREE STARS FOR THE THREE-YEAR PERIOD AND FIVE STARS FOR THE FIVE-YEAR PERIOD. RATINGS FOR OTHER GE FUNDS OR OTHER CLASSES OF SHARES MAY BE DIFFERENT. NONE OF THE GE FUNDS SHOWN HAVE BEEN OFFERED LONG ENOUGH TO RECEIVE TEN YEAR RATINGS. THE TOP 10% OF THE FUNDS IN A CATEGORY RECEIVE FIVE STARS, THE NEXT 22.5% RECEIVE FOUR STARS, AND THE NEXT 35% RECEIVE THREE STARS.

                                                             GE U.S. EQUITY FUND
Q&A


Q. HOW DID THE GE U.S. EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2002?

A. The GE U.S. Equity Fund declined 17.78% for Class A shares, 18.40% for Class B shares, 18.41% for Class C shares, and 17.58% for Class Y shares for the twelve-month period ended September 30, 2002. The Fund's benchmark, the S&P 500 Index, declined 20.49% over the period and its Lipper Peer group of 909 Large-Cap Core funds lost 20.41% for the year.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK FOR THE PERIOD?

A. The twelve months ended September 30, 2002 represented a very difficult period for the markets. The terrorist attacks of September 11, 2001 marked a significant shock to the economy, which the financial markets have struggled to overcome this past year. The portfolio out performed its benchmark due to a decision to underemphasize the struggling technology and telecommunications sectors. The Fund also benefited from good stock selection across several sectors, including technology, capital goods, telecommunications, energy, healthcare, and utilities.

Q.  WHICH STOCKS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. While the technology sector for the S&P 500 Index declined more than 30%, our technology holdings as a group performed better than the benchmark. A significant contributor was Intuit, a software company known for its Turbo-tax and Quicken products, which saw its stock value rise 27% over this period. Another technology holding that performed well was Dell Computer, up almost 27% despite a difficult environment for personal computer sales.

    The consumer discretionary sector, which includes retail stores, hotels, restaurants, media, and auto companies, negatively affected the portfolio the most during the twelve months. While we reduced our emphasis in the sector due to concerns over falling demand on the part of consumers in the wake of September 11th, several of our holdings in retail and media struggled due to fundamental business weakness. In the retail industry, Home Depot struggled over the period, declining more than 30% on concerns that sales would be weak as consumers postponed shopping for the home. Media stocks were the other area that was greatly affected, due to declining advertising spending and uncertainty about the earnings outlook. Interpublic Group, Liberty Media, Comcast, and Charter were holdings that negatively impacted performance.

Q. HOW HAVE THE CORPORATE ACCOUNTING SCANDALS AFFECTED THE INVESTMENT ENVIRONMENT AND THE FUND?

A. There is no question that the corporate accounting scandals have had a negative impact on investor confidence. In addition to the Enron debacle, several other high profile scandals, including potential misappropriation of company funds at Tyco, alleged insider trading by Martha Stewart (and others) in the biotechnology company ImClone, and possible accounting fraud at Worldcom, have ignited investors' fears regarding U.S. companies. Corporate governance is an issue of increasing importance. Boards of Directors are being scrutinized for independence following several high profile lapses in oversight. While "visibility of earnings" was the mantra of the past year, "credibility of earnings" has quickly supplanted this notion. The trust and confidence in standard financial information has been called into question and a number of regulatory changes appear to be in the offing.

    To date, the Fund has not been directly affected by the accounting scandals. The Fund did not own Enron, ImClone, or Worldcom, and owns a very small position in Tyco. It is obviously very hard to anticipate these irregularities. In our due diligence process, we make every attempt to assess the quality of company management along with their balance sheets and other financial measures.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We believe that uncertainty about the timing of the recovery in corporate earnings will keep the stock market in a narrow trading range for the next few quarters. This is the kind of environment in which our approach to bottom-up stock selection, driven by fundamental research, should pay off and help us generate returns that are superior to those of the market as a whole.

                                                             GE U.S. EQUITY FUND


-----------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
-----------------------------------------
  Citigroup Inc.                   3.78%
-----------------------------------------
  Cardinal Health Inc.             2.93%
-----------------------------------------
  Johnson & Johnson                2.85%
-----------------------------------------
  Exxon Mobil Corp.                2.82%
-----------------------------------------
  Microsoft Corp.                  2.67%
-----------------------------------------
  Pfizer Inc.                      2.64%
-----------------------------------------
  Fannie Mae                       2.59%
-----------------------------------------
  First Data Corp.                 2.28%
-----------------------------------------
  American International Group     2.14%
-----------------------------------------
  Bank of America Corp.            1.66%
-----------------------------------------



INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of U.S. companies.

LIPPER PERFORMANCE COMPARISON

Large Cap Core Peer Group

Based on average annual total returns for the periods ended 9/30/02

                      ONE        FIVE
                     YEAR        YEAR
                   ---------   ---------
Number of
Funds in
peer group:            909         441
---------------------------------------
Peer group
average annual
total return:      -20.41%      -2.88%
---------------------------------------
Lipper categories
in peer group: Large Cap Core


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES +

[Line graph omitted--plot points as follows:]


                       GE US Equity Fund                      GE US Equity Fund w/load                         S&P 500
2/22/93                      10,000.00                                  9,596.71                              10,000.00
9/93                         11,032.38                                 10,398.02                              10,531.82
9/94                         11,129.16                                 10,489.23                              10,920.02
9/95                         14,118.31                                 13,306.51                              14,166.68
9/96                         16,758.61                                 15,794.99                              17,047.33
9/97                         23,422.39                                 22,075.61                              23,948.82
9/98                         24,739.48                                 23,316.96                              26,131.25
9/99                         31,615.32                                 29,797.44                              33,397.46
9/00                         35,439.57                                 33,401.80                              37,820.49
9/01                         29,163.93                                 27,487.00                              27,738.12
9/02                         23,977.84                                 22,599.11                              22,054.59



AVERAGE ANNUAL
TOTAL RETURN

                            ONE     FIVE     SINCE
                           YEAR     YEAR   INCEPTION
                         --------  ------  ---------
GE U.S. Equity           -17.78%    0.47%    9.53%

GE U.S. Equity W/LOAD    -22.52%   -0.71%    8.86%
  MAXIMUM LOAD OF 5.75%

S&P 500                  -20.49%   -1.63%    8.60%


CLASS B SHARES

[Line graph omitted--plot points as follows:]

                       GE US Equity Fund                      GE US Equity Fund w/load                         S&P 500
12/22/93                     10,000.00                                 10,000.00                              10,000.00
9/94                          9,990.57                                  9,990.57                              10,133.30
9/95                         12,579.81                                 12,579.81                              13,146.06
9/96                         14,816.93                                 14,816.93                              15,819.17
9/97                         20,558.50                                 20,558.50                              22,223.45
9/98                         21,545.49                                 21,545.49                              24,248.65
9/99                         27,326.99                                 27,326.99                              30,991.37
9/00                         30,580.65                                 30,580.65                              35,095.75
9/01                         25,165.42                                 25,165.42                              25,739.75
9/02                         20,690.37                                 20,690.37                              20,465.69


AVERAGE ANNUAL
TOTAL RETURN

                            ONE     FIVE     SINCE
                           YEAR     YEAR   INCEPTION
                         --------  ------  ---------
GE U.S. Equity           -18.40%  -0.28%     8.64%
GE U.S. Equity W/LOAD    -21.63%  -0.28%     8.64%
  MAXIMUM LOAD             4.00%   0.00%     0.00%
S&P 500                  -20.49%  -1.63%     8.53%


Class C Shares

[Line graph omitted--plot points as follows:]

                       GE US Equity Fund                      GE US Equity Fund w/load                         S&P 500
10/1/99                      10,000.00                                 10,000.00                              10,000.00
12/99                        11,171.89                                 11,171.89                              11,491.28
3/00                         11,372.41                                 11,372.41                              11,773.02
6/00                         11,150.40                                 11,150.40                              11,439.12
9/00                         11,125.34                                 11,125.34                              11,324.36
12/00                        11,037.75                                 11,037.75                              10,435.98
3/01                         10,109.34                                 10,109.34                               9,200.32
6/01                         10,403.53                                 10,403.53                               9,738.24
9/01                          9,089.24                                  9,089.24                               8,305.46
12/01                         9,987.95                                  9,987.95                               9,192.85
3/02                         10,146.06                                 10,146.06                               9,219.23
6/02                          8,865.75                                  8,865.75                               7,983.58
9/02                          7,415.77                                  7,415.77                               6,603.67


AVERAGE ANNUAL
TOTAL RETURN

                            ONE       SINCE
                           YEAR     INCEPTION
                         --------   ---------
GE U.S. Equity           -18.41%     -9.48%
GE U.S. Equity W/LOAD    -19.22%     -9.48%
  MAXIMUM LOAD             1.00%      0.00%
S&P 500                  -20.49%    -12.92%


CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                       GE US Equity Fund                               S&P 500
11/29/93                     10,000.00                                 10,000.00
9/94                         10,096.06                                 10,258.34
9/95                         12,835.67                                 13,308.28
9/96                         15,270.71                                 16,014.38
9/97                         21,403.88                                 22,497.68
9/98                         22,657.63                                 24,547.88
9/99                         29,033.72                                 31,373.80
9/00                         32,627.05                                 35,528.83
9/01                         26,917.51                                 26,057.38
9/02                         22,185.15                                 20,718.23



AVERAGE ANNUAL
TOTAL RETURN

                            ONE     FIVE     SINCE
                           YEAR     YEAR   INCEPTION
                         --------  ------  ---------
GE U.S. Equity           -17.58%   0.72%     9.43%
S&P 500                  -20.49%  -1.63%     8.60%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                             GE U.S. EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE U.S. EQUITY FUND

MARKET VALUE OF $548,474 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Financial                                     20.3%
Healthcare                                    16.8%
Industrials                                   12.9%
Consumer - Discretionary                      11.0%
Information Technology                         8.8%
Energy                                         8.5%
Short Term                                     7.0%
Consumer -  Staples                            7.0%
Telecommunication Services                     3.0%
Materials                                      2.4%
Utilities                                      2.3%





                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 97.5%
--------------------------------------------------------------------------------
CONSUMER - DISCRETIONARY -- 11.5%

AOL Time Warner Inc.                  97,850   $  1,144,845(a)
Best Buy Co. Inc.                     39,938        891,017(a)
Carnival Corp.                       150,111      3,767,786
Catalina Marketing Corp.             134,544      3,777,996(a)
Charter Communications Inc.
   (Class A)                          91,179        169,593(a,j)
Comcast Corp. (Class A)              316,685      6,606,049(a)
Costco Wholesale Corp.                27,398        886,873(a)
Delphi Corp.                          54,518        466,129
eBay Inc.                              6,672        352,348(a,j)
Gannett Co Inc.                       18,736      1,352,364
Home Depot Inc.                      315,981      8,247,104
Interpublic Group Cos. Inc.           95,626      1,515,672
Liberty Media Corp. (Series A)       899,190      6,456,184(a)
Lowe's Cos. Inc.                      62,268      2,577,895
Omnicom Group                         60,705      3,380,054
Target Corp.                         242,668      7,163,559
Viacom Inc. (Class B)                113,097      4,586,083(a)
Wal-Mart Stores Inc.                 117,864      5,803,623
Walt Disney Co.                       75,956      1,149,974(h)
                                                 60,295,148

CONSUMER - STAPLES -- 7.3%

Anheuser-Busch Cos Inc.               82,348      4,166,809(h)
Avon Products Inc.                    71,229      3,283,657
Colgate-Palmolive Co.                 40,007      2,158,378
General Mills Inc.                    22,239        987,856
Kimberly-Clark Corp.                  92,863      5,259,760
PepsiCo. Inc.                        237,364      8,770,600
Philip Morris Cos. Inc.               90,619      3,516,017
Procter & Gamble Co.                  35,026      3,130,624
Sara Lee Corp.                       123,360      2,256,254




                                       NUMBER
                                    OF SHARES         VALUE


Sysco Corp.                           95,542  $   2,712,437
The Gillette Co.                      65,048      1,925,421
                                                 38,167,813

ENERGY -- 8.9%

Anadarko Petroleum Corp.              52,839      2,353,449
Baker Hughes Inc.                    154,002      4,470,678
BP PLC. ADR                           64,025      2,554,598
Burlington Resources Inc.             82,673      3,171,336
ChevronTexaco Corp.                   76,924      5,326,987
ConocoPhillips                        76,221      3,524,459
EnCana Corp.                         107,858      3,246,526
Exxon Mobil Corp.                    484,039     15,440,844(h)
Nabors Industries Ltd.               122,486      4,011,417(a)
Schlumberger Ltd.                     66,716      2,565,897
                                                 46,666,191

FINANCIAL -- 21.3%

Aflac Inc.                            42,254      1,296,775
American Express Co.                 177,965      5,548,949
American International Group         215,046     11,763,016
Bank of America Corp.                143,015      9,124,357
Bank One Corp.                        98,880      3,698,112
Berkshire Hathaway Inc.
   (Class B)                           1,368      3,372,120(a)
Capital One Financial Corp.           70,199      2,451,349(j)
Chubb Corp.                            6,694        367,032
Citigroup Inc.                       699,736     20,747,172
Federal Home Loan Mortgage
   Corporation                        47,257      2,641,666
Federal National Mortgage
   Association                       238,912     14,224,820
Fidelity National Financial Inc.       7,784        223,634
FleetBoston Financial Corp.           72,276      1,469,371
Hartford Financial Services
   Group Inc.                        127,994      5,247,754
Lehman Brothers Holdings Inc.         24,410      1,197,311
Lincoln National Corp.                47,257      1,443,701
Loews Corp.                            3,376        144,797
Marsh & McLennan Cos. Inc.           140,282      5,841,342
Mellon Financial Corp.                37,130        962,781
Morgan Stanley                        47,813      1,619,904
St. Paul Cos.                         33,358        958,042
State Street Corp.                    67,272      2,599,390(e)
The Allstate Corp.                    91,378      3,248,488
Travelers Property Casualty
   Corp. (Class B)                     7,783        105,304(a)
US Bancorp                            44,477        826,383
Wachovia Corp.                        63,380      2,071,892
Wells Fargo & Co.                    167,708      8,076,817
                                                111,272,279

HEALTHCARE -- 17.6%

Abbott Laboratories                   93,403      3,773,481
Apogent Technologies Inc.            111,005      2,071,353(a)
Baxter International Inc.             49,820      1,522,001
Biogen Inc.                           19,098        558,998(a)
Bristol-Myers Squibb Co.             123,981      2,950,748




-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                             GE U.S. EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002



                                       NUMBER
                                    OF SHARES         VALUE

Cardinal Health Inc.                 258,648    $16,087,906(h)
Dentsply International Inc.           61,696      2,478,328(j)
Eli Lilly & Co.                       23,907      1,323,013
IMS Health Inc.                       42,532        636,704
Johnson & Johnson                    289,381     15,649,724
Lincare Holdings Inc.                171,238      5,315,228(a,j)
Medtronic Inc.                        28,844      1,214,909
Merck & Co Inc.                      198,480      9,072,521(h)
Pfizer Inc.                          499,644     14,499,669
Pharmacia Corp.                      116,992      4,548,649
Sybron Dental Specialties Inc.        26,130        365,559(a)
Tenet Healthcare Corp.                59,620      2,951,190(a)
UnitedHealth Group Inc.               25,692      2,240,856
Wyeth                                144,983      4,610,459(h)
                                                 91,871,296

INDUSTRIALS -- 13.6%

Automatic Data Processing            126,205      4,388,148
Burlington Northern
   Santa Fe Corp.                     95,662      2,288,235
Certegy Inc.                         100,074      2,011,487(a)
Concord EFS Inc.                     128,505      2,040,659(a)
Danaher Corp.                         19,305      1,097,489
Dover Corp.                          199,592      5,065,645(h)
Eaton Corp.                           16,123      1,027,680
Emerson Electric Co.                 124,002      5,448,648
Equifax Inc.                         140,104      3,045,861
First Data Corp.                     446,998     12,493,594
General Dynamics Corp.                72,700      5,912,691
Honeywell International Inc.          37,250        806,835
Molex Inc. (Class A)                 255,474      5,364,699
Northrop Grumman Corp.                16,846      2,089,578
Paychex Inc.                           8,340        202,412
Pitney Bowes Inc.                     35,704      1,088,615
The Boeing Co.                        17,791        607,207
3M Co.                                41,609      4,575,742
Tyco International Ltd.               17,826        251,347
United Technologies Corp.            140,698      7,948,030
Waste Management Inc.                132,876      3,098,668
                                                 70,853,270

INFORMATION TECHNOLOGY -- 9.3%

Analog Devices Inc.                   73,944      1,456,697(a)
Applied Materials Inc.               327,176      3,778,883(a)
Cisco Systems Inc.                   319,441      3,347,742(a)
Dell Computer Corp.                  230,425      5,417,292(a)
Electronic Data Systems Corp.         79,615      1,113,018
Intel Corp.                          363,603      5,050,446
International Business
   Machines Corp.                     66,716      3,895,547
Intuit Inc.                          143,055      6,513,294(a)
Microsoft Corp.                      335,336     14,667,597(a)
Oracle Corp.                          95,885        753,656(a)
Qualcomm Inc.                          3,347         92,444(a)
Texas Instruments Inc.                78,247      1,155,708
Unisys Corp.                         167,154      1,170,078(a)
                                                 48,412,402




                                       NUMBER
                                    OF SHARES         VALUE

MATERIALS -- 2.4%

Alcoa Inc.                           109,654  $   2,116,322
Barrick Gold Corp.                   126,761      1,971,134
Bowater Inc.                          24,463        863,544
Du Pont EI de Nemours & Co.           45,589      1,644,395
Rohm & Haas Co.                       41,699      1,292,669
Weyerhaeuser Co.                     114,401      5,007,332
                                                 12,895,396

TELECOMMUNICATION SERVICES -- 3.2%

AT&T Corp.                           340,133      4,084,997
SBC Communications Inc.              155,671      3,128,987
Verizon Communications Inc.          136,212      3,737,657
Vodafone Group PLC. ADR              431,036      5,530,192
                                                 16,481,833

UTILITIES -- 2.4%

Dominion Resources Inc./VA            83,926      4,257,566
Duke Energy Corp.                    111,193      2,173,823
Entergy Corp.                         72,004      2,995,366
Exelon Corp.                          33,358      1,584,505
TXU Corp.                             38,139      1,590,783
                                                 12,602,043
TOTAL INVESTMENTS IN SECURITIES
   (COST $619,170,550)                          509,517,671



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.4%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund                19,106,246     19,106,246(s)
State Street Navigator Securities
   Lending Prime Portfolio        19,365,132     19,365,132(e,p)



                                    PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
State Street Cayman Islands
   1.88%    10/01/02                $485,000        485,000(e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $38,956,378)                            38,956,378

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (4.9)%                                   (25,608,885)


NET ASSETS-- 100%                              $522,865,164
                                               ============
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE U.S. Equity Fund had the following long futures contracts open at September 30, 2002:

                                NUMBER       CURRENT
                EXPIRATION        OF         NOTIONAL     UNREALIZED
DESCRIPTION        DATE        CONTRACTS      VALUE      DEPRECIATION
--------------------------------------------------------------------------------

S&P 500        December 2002       5         $1,018,750    $(58,866)








-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE VALUE EQUITY FUND

Q&A


Q. HOW DID THE GE VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2002?

A. The portfolio declined 17.24% for Class A shares, 17.88% for Class B shares, 17.90% for Class C shares, and 17.03% for Class Y shares for the one-year period ended September 30, 2002. The Fund outperformed both its benchmark, the S&P 500 Barra Value Composite Index, which returned -22.14%, and the Lipper peer group of 909 Large Cap Core funds, which declined 20.41% during the period.

Q.  WHICH STOCKS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The holdings that helped us the most were Anheuser Busch, Exelon, Burlington Resources, Kimberly Clark and DuPont. On the other hand, being overweight in several weak performing stocks, including AT&T, FleetBank and Verizon hurt our performance.

Q.  HOW HAS THE VOLATILITY IN THE STOCK MARKET IMPACTED THE FUND?

A. Despite interest rate cuts by the Federal Reserve and initial signs of an economic recovery, the market has continued to be volatile. In terms of the Fund, we continue to own those companies that have solid earnings growth. We look at the swings in the market as opportunities to buy or sell those stocks that become respectively undervalued or overvalued relative to the market, to their peers and/or to their earnings growth rate.

Q.  HOW HAVE THE CORPORATE ACCOUNTING SCANDALS IMPACTED THE FUND?

A. There is no question that the accounting scandals have had a negative impact on investor confidence. In addition to the Enron debacle, several other high profile scandals including potential misappropriation of company funds at Tyco, alleged insider trading by Martha Stewart (and others) in the biotechnology company ImClone, and possible accounting fraud at Worldcom have ignited investor's fears regarding U.S. companies. Corporate governance is an issue of increasing importance. Boards of Directors are being scrutinized for independence following several high profile lapses in oversight. While "visibility of earnings" was the mantra of the past year, "credibility of earnings" has quickly supplanted this notion. The trust and confidence in standard financial information has been called into question and a number of regulatory changes appear to be in the offing.

    To date the Fund has not been directly affected by the accounting scandals. The fund did not own Enron, ImClone, or Worldcom, and held only a very small position in Tyco. It is obviously very hard to anticipate these irregularities. In our due diligence process, we make every attempt to assess the quality of company management along with their balance sheets and other financials.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We continue to expect the stock market to be volatile. The team continues to focus on fundamental research and stock selection, and we plan to maintain the relative value discipline that has rewarded us over the years. We believe our approach for finding under-appreciated stocks with strong prospects for the future has positioned the portfolio for solid relative performance over the next several years.

                                                            GE VALUE EQUITY FUND

----------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
----------------------------------------
  Exxon Mobil Corp.                3.72%
----------------------------------------
  Citigroup Inc.                   3.26%
----------------------------------------
  Microsoft Corp.                  2.67%
----------------------------------------
  Johnson & Johnson                2.53%
----------------------------------------
  Bank of America Corp.            2.41%
----------------------------------------
  Wells Fargo & Co.                2.29%
----------------------------------------
  Pfizer Inc.                      2.28%
----------------------------------------
  Federal National Mortgage
    Association                    2.13%
----------------------------------------
  Cardinal Health Inc.             2.12%
----------------------------------------
  Wal-Mart Stores Inc.             2.03%
----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in equity securities of large U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.

LIPPER PERFORMANCE COMPARISON
Large Cap Core Peer Group Based on average annual total returns for the periods ended 9/30/02

                        ONE        FIVE
                       YEAR        YEAR
                      ------      ------
Number of
Funds in
peer group:             909         441
----------------------------------------

Peer group
average annual
total return:        -20.41%      -2.88%

Lipper categories
in peer group: Large Cap Core


CHANGE IN VALUE OF A $10,000 INVESTMENT

Class A Shares ++

[Line graph omitted--plot points as follows:]

               GE Value Equity Fund      GE Value Equity Fund w/load         S&P 500/BARRA Value                Russell 1000  Value
9/8/93               10,000.00                     9,425.00                        10,000.00                          10,000.00
9/94                  9,925.18                     9,354.48                        10,055.17                           9,956.71
9/95                 12,288.84                    11,582.23                        12,841.13                          12,708.85
9/96                 14,770.05                    13,920.77                        15,237.49                          14,995.17
9/97                 20,647.82                    19,460.57                        21,224.50                          21,343.72
9/98                 21,858.34                    20,601.48                        21,196.72                          22,107.10
9/99                 27,834.55                    26,234.06                        25,709.51                          26,249.88
9/00                 30,993.92                    29,211.77                        29,225.47                          28,562.77
9/01                 26,049.44                    24,551.60                        24,280.91                          26,004.99
9/02                 21,557.78                    20,318.21                        18,905.85                          21,601.41


AVERAGE ANNUAL
TOTAL RETURN

                            ONE     FIVE     SINCE
                           YEAR     YEAR   INCEPTION
                         --------  ------  ---------
GE Value Equity          -17.24%    0.87%    8.85%
GE Value Equity W/LOAD   -21.97%   -0.32%    8.13%
   MAXIMUM LOAD OF 5.75%
S&P 500/BARRA Value      -22.14%   -2.29%    7.26%
Russell 1000 Value       -16.93%    0.24%    8.85%



Class B Shares

[Line graph omitted--plot points as follows:]

               GE Value Equity Fund      GE Value Equity Fund w/load         S&P 500/BARRA Value                Russell 1000  Value
9/8/93               10,000.00                   10,000.00                         10,000.00                          10,000.00
9/94                  9,873.06                    9,873.06                         10,055.17                           9,956.71
9/95                 12,139.56                   12,139.56                         12,841.13                          12,708.85
9/96                 14,461.66                   14,461.66                         15,237.49                          14,995.17
9/97                 20,078.03                   20,078.03                         21,224.50                          21,343.72
9/98                 21,145.87                   21,145.87                         21,196.72                          22,107.10
9/99                 26,785.19                   26,785.19                         25,709.51                          26,249.88
9/00                 29,581.81                   29,581.81                         29,225.47                          28,562.77
9/01                 24,709.06                   24,709.06                         24,280.91                          26,004.99
9/02                 20,448.52                   20,448.52                         18,905.85                          21,601.41

AVERAGE ANNUAL
TOTAL RETURN

                            ONE     FIVE     SINCE
                           YEAR     YEAR   INCEPTION
                         --------  ------  ---------
GE Value Equity          -17.88%    0.19%    8.21%
GE Value Equity W/LOAD   -21.16%    0.19%    8.21%
   MAXIMUM LOAD            4.00%    0.00%    0.00%
S&P 500/BARRA Value      -22.14%   -2.29%    7.26%
Russell 1000 Value       -16.93%    0.24%    8.85%



Class C Shares

[Line graph omitted--plot points as follows:]

               GE Value Equity Fund      GE Value Equity Fund w/load         S&P 500/BARRA Value                Russell 1000  Value
9/30/99              10,000.00                   10,000.00                         10,000.00                          10,000.00
12/99                11,115.40                   11,115.40                         10,895.54                          10,542.55
3/00                 11,275.85                   11,275.85                         10,937.98                          10,592.29
6/00                 11,053.00                   11,053.00                         10,446.05                          10,079.98
9/00                 11,053.00                   11,053.00                         11,367.57                          10,881.11
12/00                11,033.25                   11,033.25                         11,547.59                          11,272.05
3/01                 10,167.71                   10,167.71                         10,794.21                          10,611.34
6/01                 10,443.54                   10,443.54                         11,264.46                          11,123.87
9/01                  9,207.06                    9,207.06                          9,444.33                           9,906.71
12/01                 9,944.70                    9,944.70                         10,196.69                          10,637.21
3/02                 10,221.47                   10,221.47                         10,348.94                          11,075.39
6/02                  9,085.75                    9,085.75                          9,246.22                          10,130.62
9/02                  7,558.74                    7,558.74                          7,353.64                           8,229.15


AVERAGE ANNUAL
TOTAL RETURN

                               ONE            SINCE
                              YEAR          INCEPTION
                            --------        ----------
GE Value Equity             -17.90%           -8.90%
GE Value Equity W/LOAD      -18.72%           -8.90%
   MAXIMUM LOAD               1.00%            0.00%
S&P 500/BARRA Value         -22.14%           -9.74%
Russell 1000 Value          -16.93%           -6.29%


Class Y Shares

[Line graph omitted--plot points as follows:]

                     GE Value Equity Fund                    S&P 500/BARRA Value                 Russell 1000  Value
1/5/98                     10,000.00                             10,000.00                             10,000.00
9/98                       10,380.00                              9,770.72                              9,915.97
3/99                       12,999.59                             11,788.97                             11,726.11
9/99                       13,270.42                             11,850.90                             11,774.18
3/00                       15,036.65                             12,962.49                             12,471.55
9/00                       14,804.80                             13,471.60                             12,811.61
3/01                       13,688.44                             12,792.11                             12,493.98
9/01                       12,481.33                             11,192.39                             11,664.34
3/02                       13,921.82                             12,264.42                             13,040.36
9/02                       10,355.75                              8,714.73                              9,689.15


AVERAGE ANNUAL
TOTAL RETURN

                          ONE           SINCE
                         YEAR         INCEPTION
                        --------      ---------
GE Value Equity        -17.03%          0.74%
S&P 500/BARRA Value    -22.14%         -2.85%
Russell 1000 Value     -16.93%         -0.66%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                            GE VALUE EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE VALUE EQUITY FUND

MARKET VALUE OF $62,714 (IN THOUSANDS)

Pie chart omitted--plot points as follows:]

Financial                                                            21.8%
Healthcare                                                           13.9%
Industrials                                                          12.7%
Energy                                                               11.4%
Consumer - Discretionary                                              9.8%
Information Technology                                                8.8%
Consumer - Staples                                                    8.6%
Materials                                                             4.2%
Utilities                                                             3.8%
Telecommunication Services                                            3.4%
Short Term                                                            1.6%





                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.1%
--------------------------------------------------------------------------------
CONSUMER - DISCRETIONARY -- 9.7%

AOL Time Warner Inc.                  19,309  $     225,915(a)
Comcast Corp. (Class A)               13,244        276,270(a)
Costco Wholesale Corp.                 4,878        157,901(a)
Delphi Corp.                          12,316        105,302
Federated Department Stores            3,642        107,220(a)
Gannett Co Inc.                        4,110        296,660
Home Depot Inc.                       20,763        541,914
Interpublic Group Cos. Inc.            2,107         33,396
Liberty Media Corp. (Series A)        31,357        225,143(a,h)
Lowe's Cos. Inc.                      13,660        565,524
Omnicom Group                          6,098        339,537
Sears Roebuck and Co.                  4,879        190,281
Target Corp.                          38,176      1,126,956(h)
TRW Inc.                               2,073        121,374
Viacom Inc. (Class B)                  7,253        294,109(a)
Wal-Mart Stores Inc.                  25,857      1,273,199(h)
Walt Disney Co.                       16,663        252,278
                                                  6,132,979

CONSUMER - STAPLES -- 8.6%

Albertson's Inc.                       5,367        129,667
Anheuser-Busch Cos Inc.               14,026        709,716(h)
Avon Products Inc.                    10,977        506,040
Colgate-Palmolive Co.                  4,635        250,058
Conagra Foods Inc.                     6,159        153,051
General Mills Inc.                     4,960        220,323
Hershey Foods Corp.                    2,264        140,481
Kimberly-Clark Corp.                  14,636        828,983
PepsiCo. Inc.                         22,808        842,756(h)
Philip Morris Cos. Inc.                8,903        345,436
Procter & Gamble Co.                   7,684        686,796
Sara Lee Corp.                        17,076        312,320
Sysco Corp.                           10,397        295,171
                                                  5,420,798



                                       NUMBER
                                    OF SHARES         VALUE

ENERGY -- 11.4%

Baker Hughes Inc.                     15,855  $     460,271
BP PLC. ADR                           14,046        560,435
Burlington Resources Inc.             14,636        561,437
ChevronTexaco Corp.                   13,416        929,058
ConocoPhillips                        16,721        773,179
EnCana Corp.                          23,661        712,196
EOG Resources Inc.                     4,520        162,539
Exxon Mobil Corp.                     73,200      2,335,080
GlobalSantaFe Corp.                    6,519        145,700
Nabors Industries Ltd.                12,319        403,447(a)
Petro-Canada                           4,693        136,942
                                                  7,180,284

FINANCIAL -- 21.8%

American Express Co.                  21,281        663,542
American International Group          19,037      1,041,324
Bank of America Corp.                 23,661      1,509,572
Blackrock Inc. (Class A)               5,570        230,709(a)
Capital One Financial Corp.            2,731         95,367
Chubb Corp.                            1,485         81,423
Citigroup Inc.                        68,900      2,042,885
Federal Home Loan Mortgage
   Corporation                        10,367        579,515
Federal National Mortgage
   Association                        22,482      1,338,578
Fifth Third Bancorp                    3,903        238,981
First Tennessee National Corp.           976         33,838
FleetBoston Financial Corp.           15,856        322,352
Hartford Financial Services
   Group Inc.                         22,807        935,087
Huntington Bancshares Inc.               732         13,315
Lehman Brothers Holdings Inc.          3,171        155,538
Lincoln National Corp.                10,367        316,712
Marsh & McLennan Cos. Inc.            13,538        563,722
Mellon Financial Corp.                 6,817        176,765
Morgan Stanley                        10,489        355,367
Prudential Financial Inc.              3,659        104,501(a)
St. Paul Cos.                          7,427        213,303
The Allstate Corp.                    14,026        498,624
US Bancorp                             9,757        181,285
Wachovia Corp.                        13,904        454,522
Waddell & Reed Financial Inc.
   (Class A)                           4,456         78,693
Wells Fargo & Co.                     29,882      1,439,117
                                                 13,664,637

HEALTHCARE -- 13.9%

Abbott Laboratories                    7,281        294,152
AmerisourceBergen Corp.                  768         54,851
Baxter International Inc.              6,924        211,528
Biogen Inc.                            3,778        110,582(a)
Bristol-Myers Squibb Co.               9,549        227,266
Cardinal Health Inc.                  21,344      1,327,597
Eli Lilly & Co.                        5,244        290,203
Guidant Corp.                          2,439         78,804(a)
Johnson & Johnson                     29,302      1,584,652
Medtronic Inc.                         3,212        135,289








-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE VALUE EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                       NUMBER
                                    OF SHARES         VALUE


Merck & Co Inc.                       25,613   $  1,170,770
Pfizer Inc.                           49,274      1,429,931
Pharmacia Corp.                       17,807        692,336
Schering-Plough Corp.                  1,486         31,682
Tenet Healthcare Corp.                 9,652        477,774(a)
UnitedHealth Group Inc.                3,659        319,138
Wyeth                                  8,631        274,466
                                                  8,711,021

INDUSTRIALS -- 12.7%

Automatic Data Processing              4,879        169,643
Burlington Northern
   Santa Fe Corp.                     17,075        408,434
Canadian Pacific Railway Ltd.          6,518        118,954
Caterpillar Inc.                       1,464         54,490
Certegy Inc.                           7,922        159,232(a)
Danaher Corp.                          1,464         83,228
Dover Corp.                            5,488        139,285(h)
Eaton Corp.                            3,589        228,763
Emerson Electric Co.                  17,632        774,750(h)
First Data Corp.                      35,126        981,772
General Dynamics Corp.                12,928      1,051,434
Honeywell International Inc.           8,171        176,984
Lockheed Martin Corp.                  5,001        323,415
Molex Inc. (Class A)                  11,772        247,200
Northrop Grumman Corp.                 3,696        458,452
Pitney Bowes Inc.                      7,833        238,828
Raytheon Co.                           6,513        190,831
Rockwell Collins Inc.                  1,009         22,137
The Boeing Co.                         3,903        133,209
3M Co.                                 6,276        690,172
Union Pacific Corp.                    3,093        178,992
United Technologies Corp.             20,066      1,133,528
                                                  7,963,733

INFORMATION TECHNOLOGY -- 8.6%

Analog Devices Inc.                   16,221        319,554(a,h)
Applied Materials Inc.                23,540        271,887(a)
Axcelis Technologies Inc.             15,574         76,001(a)
BMC Software Inc.                      2,756         36,021(a)
Cisco Systems Inc.                    10,860        113,813(a)
Dell Computer Corp.                   20,490        481,720(a)
Electronic Data Systems Corp.          7,438        103,983
Hewlett-Packard Co.                   11,770        137,356
Intel Corp.                           44,884        623,439
International Business
   Machines Corp.                     14,636        854,596
Intuit Inc.                            5,489        249,914(a)
Microsoft Corp.                       38,337      1,676,860(a)
Oracle Corp.                          18,653        146,613(a)
Qualcomm Inc.                          2,055         56,759(a)
Texas Instruments Inc.                11,139        164,523
Unisys Corp.                          18,296        128,072(a)
                                                  5,441,111



                                       NUMBER
                                    OF SHARES         VALUE

MATERIALS -- 4.2%

Alcoa Inc.                            14,026  $     270,702
Barrick Gold Corp.                    27,808        432,414
Bowater Inc.                           5,446        192,244
Du Pont EI de Nemours & Co.           10,001        360,736
Newmont Mining Corp.                   5,007        137,743
Rayonier Inc.                          3,659        153,349
Rohm & Haas Co.                        9,148        283,588
Weyerhaeuser Co.                      18,905        827,472
                                                  2,658,248

TELECOMMUNICATION SERVICES -- 3.4%

AT&T Corp.                            49,274        591,781
SBC Communications Inc.               34,151        686,435
Verizon Communications Inc.           30,318        831,926(h)
                                                  2,110,142

UTILITIES -- 3.8%

American Electric Power Co. Inc.       4,414        125,843
Dominion Resources Inc./VA            14,148        717,728
Duke Energy Corp.                     24,393        476,883
Entergy Corp.                          9,283        386,173
Exelon Corp.                           7,318        347,605
TXU Corp.                              8,485        353,909
                                                  2,408,141

TOTAL INVESTMENTS IN SECURITIES
   (COST $73,298,105)                            61,691,094



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.6%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $1,023,217)               1,023,217      1,023,217(s)


OTHER ASSETS AND LIABILITIES,
   NET 0.3%                                         203,514
                                                  ---------


NET ASSETS-- 100%                               $62,917,825
                                                ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Value Equity Fund had the following short futures contracts open at September 30, 2002:

                               NUMBER        CURRENT
               EXPIRATION        OF          NOTIONAL     UNREALIZED
DESCRIPTION       DATE        CONTRACTS       VALUE      APPRECIATION
--------------------------------------------------------------------------------

S&P 500       December 2002       3         $(611,250)      $35,250



-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                          GE MID-CAP GROWTH FUND

Q&A


Q. HOW DID THE GE MID-CAP GROWTH FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2002.

A. The GE Mid-Cap Growth Fund declined 15.20% for Class A shares, 15.72% for Class B shares, 15.97% for Class C shares, and 14.99% for Class Y shares for the one-year period ended September 30, 2002. The Fund's benchmark, the Russell MidCap Index returned -8.96% and its Lipper peer group of 234 Mid Cap Core funds lost 9.18% during the same period. The benchmark index was changed during the year from the Standard & Poors MidCap 400 Index to the Russell MidCap Index.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2002?

A. The Fund underperformed its benchmark index mainly due to the weak performance of selected holdings within the industrial, financial, and consumer discretionary sectors. In addition, our underweight position in the stronger-performing consumer discretionary and financial sectors detracted from performance.

    On the positive side, our strong emphasis in the energy sector, together with a continued underweight in telecommunications services stocks, helped returns for the period. In addition, several investments in the healthcare sector posted solid returns including Tenet Healthcare, Henry Schein, and Gilead Sciences.

Q.  WHAT HAS YOUR INVESTMENT STRATEGY BEEN FOR THE FUND?

A. We continue to focus on investing in companies with solid earnings growth prospects, strong visibility, and superior fundamentals for the long term. New companies being added to the Fund must be priced reasonably based on earnings growth in comparison to the market, as well as in comparison to their respective peer groups. We believe companies with high quality management teams and a focus on shareholder value will produce sustainable gains over the long term. We avoid investments in companies with no material track record in managing their businesses.

Q.  WHAT CHANGES HAVE YOU MADE IN THE FUND?

A. Over the past twelve months, we have repositioned the Fund in several areas. We have increased our holdings in the technology sector, focusing mainly on companies that are demonstrating superior earnings growth in a difficult economic environment, and which are positioned to benefit from an eventual upturn in information technology spending. We have added selectively to high quality regional banks, while maintaining an underweight in this industry, as well as in the broader financial services sector. Due to our positive outlook for defense spending, we have increased our exposure to this industry within the larger industrial sector. Finally, in the healthcare sector, we have been trimming our positions in stocks we believe have reached high valuations.


Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We believe that the U.S. economy will have a muted recovery in 2003. As a result, we are maintaining our underweight position in consumer discretionary stocks, while continuing to emphasize the more defensive industries in the technology sectors. We also continue to hold a reduced position in financial stocks, as we believe this sector already fully reflects the benefit of the Federal Reserve interest rate cuts of 2001, yet are not fully discounting the risks of further credit deterioration in both their corporate and consumer customer bases. We are holding larger-than-average positions in the energy and industrial sectors, as we think these stocks will benefit from an improved economy in 2003 and are trading at attractive valuations. Finally, we also remain overweight in the healthcare sector due to positive demographic trends and an above average growth outlook.

                                                          GE MID-CAP GROWTH FUND


----------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
----------------------------------------
  AmerisourceBergen Corp.          2.76%
----------------------------------------
  Quest Diagnostics                2.26%
----------------------------------------
  Intuit Inc.                      2.08%
----------------------------------------
  Apogent Technologies Inc.        1.75%
----------------------------------------
  Caremark Rx Inc.                 1.73%
----------------------------------------
  American International Group     1.68%
----------------------------------------
  Affiliated Computer Services Inc.
    (Class A)                      1.67%
----------------------------------------
  Mettler Toledo International Inc.1.64%
----------------------------------------
  Manor Care Inc.                  1.61%
----------------------------------------
  Tenet Healthcare Corp.           1.58%
----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of mid-cap companies that the portfolio manager believes have above-average growth potential.

LIPPER PERFORMANCE COMPARISON

Mid Cap Core Peer Group

Based on average annual total returns for the periods ended 9/30/02

                       ONE        FIVE
                       YEAR       YEAR
                    ---------  ---------
Number of
Funds in
peer group:            234        85
----------------------------------------
Peer group
average annual
total return:        -9.18%     0.90%
----------------------------------------
Lipper categories
in peer group: Mid Cap Core


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES ++

[Line graph omitted--plot points as follows:]

                    GE Mid-Cap Growth Fund      GE Mid-Cap Growth Fund w/load        S&P MidCap 400         Russell Mid-Cap Index
9/8/1993                   10,000.00                      9,425.00                       10,000.00                 10,000.00
9/94                       10,251.10                      9,661.66                       10,262.83                 10,194.13
9/95                       13,743.36                     12,953.12                       12,919.75                 12,941.70
9/96                       15,715.18                     14,811.56                       14,730.65                 15,016.28
9/97                       20,917.94                     19,715.16                       20,490.44                 20,286.57
9/98                       17,547.72                     16,538.72                       19,213.60                 19,058.35
9/99                       19,987.85                     18,838.54                       24,048.16                 22,758.86
9/00                       26,671.68                     25,138.06                       34,444.50                 29,933.90
9/01                       21,100.72                     19,887.43                       27,915.01                 23,247.91
9/02                       17,892.84                     16,864.00                       26,604.30                 21,164.53


AVERAGE ANNUAL
TOTAL RETURN

                            ONE     FIVE     SINCE
                           YEAR     YEAR   INCEPTION
                         --------  ------  ---------
GE Mid-Cap Growth         -15.20%  -3.08%    6.63%
GE Mid-Cap
    Growth  W/LOAD        -20.06%  -4.21%    5.93%
    MAXIMUM LOAD OF 5.75%
S&P MidCap 400             -4.70%   5.36%   11.37%
Russell MidCap Index       -8.96%   0.85%    8.60%



CLASS B SHARES

[Line graph omitted--plot points as follows:]

                    GE Mid-Cap Growth Fund      GE Mid-Cap Growth Fund w/load        S&P MidCap 400         Russell Mid-Cap Index
9/8/93                     10,000.00                     10,000.00                       10,000.00                 10,000.00
9/94                       10,180.31                     10,180.31                       10,262.83                 10,194.13
9/95                       13,542.06                     13,542.06                       12,919.75                 12,941.70
9/96                       15,383.31                     15,383.31                       14,730.65                 15,016.28
9/97                       20,336.85                     20,336.85                       20,490.44                 20,286.57
9/98                       16,957.79                     16,957.79                       19,213.60                 19,058.35
9/99                       19,218.82                     19,218.82                       24,048.16                 22,758.86
9/00                       25,458.42                     25,458.42                       34,444.50                 29,933.90
9/01                       20,017.23                     20,017.23                       27,915.01                 23,247.91
9/02                       16,974.07                     16,974.07                       26,604.30                 21,164.53

AVERAGE ANNUAL
TOTAL RETURN

                            ONE     FIVE     SINCE
                           YEAR     YEAR   INCEPTION
                         --------  ------  ---------
GE Mid-Cap Growth        -15.72%   -3.69%     6.01%
GE Mid-Cap
    Growth  W/LOAD       -19.10%   -3.69%     6.01%
    MAXIMUM LOAD           4.00%    0.00%     0.00%
S&P MidCap 400            -4.70%    5.36%    11.37%
Russell MidCap Index      -8.96%    0.85%     8.60%



CLASS C SHARES

[Line graph omitted--plot points as follows:]

                    GE Mid-Cap Growth Fund      GE Mid-Cap Growth Fund w/load        S&P MidCap 400         Russell Mid-Cap Index
9/30/99                    10,000.00                     10,000.00                       10,000.00                 10,000.00
3/00                       13,325.79                     13,325.79                       13,207.59                  12898.80
9/00                       13,246.61                     13,246.61                       14,323.13                  13152.63
3/01                       11,671.88                     11,671.88                       12,292.06                  11358.21
9/01                       10,406.26                     10,406.26                       11,607.96                  10214.88
3/02                       11,953.13                     11,953.13                       14,617.12                  12479.70
9/02                        8,744.33                      8,744.33                       11,062.93                   9299.47


AVERAGE ANNUAL
TOTAL RETURN

                                    ONE        SINCE
                                    YEAR     INCEPTION
                                  --------   ---------
GE Mid-Cap Growth                 -15.97%      -4.37%
GE Mid-Cap Growth  W/LOAD         -16.81%      -4.37%
   MAXIMUM LOAD                     1.00%       0.00%
S&P MidCap 400                     -4.70%       3.42%
Russell MidCap Index               -8.96%      -2.39%




CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                    GE Mid-Cap Growth Fund              S&P MidCap 400            Russell Mid-Cap Index
1/5/98                     10,000.00                     10,000.00                       10,000.00
3/98                       11,120.00                     11,104.28                       11,080.54
9/98                        8,710.00                      9,300.25                        9,294.46
3/99                       10,380.00                     11,133.40                       10,954.81
9/99                        9,980.00                     11,640.40                       11,099.15
3/00                       13,370.00                     15,374.16                       14,316.57
9/00                       13,350.00                     16,672.70                       14,598.30
3/01                       11,820.49                     14,308.46                       12,606.65
9/01                       10,830.81                     13,512.13                       11,337.65
3/02                       12,498.80                     17,014.92                       13,851.40
9/02                        9,207.30                     12,877.69                       10,321.62



AVERAGE ANNUAL
TOTAL RETURN

                                    ONE        SINCE
                                    YEAR     INCEPTION
                                  --------   ---------
GE Mid-Cap Growth                 -14.99%     -1.73%
S&P MidCap 400                     -4.70%      5.47%
Russell MidCap Index               -8.96%      0.67%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                          GE MID-CAP GROWTH FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE MID-CAP GROWTH FUND

MARKET VALUE OF $28,105 (IN THOUSANDS)


[Pie chart omitted--plot points as follows:]

Healthcare                                               22.9%
Information Technology                                   15.0%
Industrials                                              14.2%
Financial                                                12.9%
Short Term                                               10.9%
Energy                                                    8.4%
Consumer - Discretionary                                  8.3%
Materials                                                 2.7%
Utilities                                                 2.2%
Consumer - Staples                                        2.1%
Telecommunication Services                                0.4%






                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK ---95.8%
--------------------------------------------------------------------------------
CONSUMER - DISCRETIONARY -- 8.9%

Bed Bath & Beyond Inc.                11,135   $    362,667(a)
CDW Computer Centers Inc.              7,010        296,944(a)
Charter Communications Inc.
   (Class A)                          37,632         69,996(a,j)
Federated Department Stores           11,547        339,944(a)
Interpublic Group Cos. Inc.           13,473        213,547
Jones Apparel Group Inc.               7,905        242,684
Macrovision Corp.                     10,791        131,974(a)
Regal Entertainment
   Group (Class A)                    10,137        180,439(a)
Univision Communications Inc.
   (Class A)                           8,523        194,324(a)
Westwood One Inc.                      8,524        304,733(a)
                                                  2,337,252

CONSUMER - STAPLES -- 2.3%

Kroger Co.                            18,847        265,743
RJ Reynolds Tobacco
   Holdings Inc.                       4,021        162,127
The Estee Lauder Cos. Inc.
   (Class A)                           5,932        170,486
                                                    598,356

ENERGY -- 9.0%

BJ Services Co.                        9,135        237,510(a,j)
ConocoPhillips                         5,260        243,222
Devon Energy Corp.                     6,055        292,154
GlobalSantaFe Corp.                   12,963        289,723
Murphy Oil Corp.                       2,921        239,726
Nabors Industries Ltd.                 6,839        223,977(a)
Ocean Energy Inc.                      5,482        109,366




                                       NUMBER
                                    OF SHARES         VALUE

Pioneer Natural Resources Co.         13,126  $     318,306(a)
Pride International Inc.               6,873         89,349(a)
Valero Energy Corp.                    5,537        146,564
Weatherford International Ltd.         4,745        176,229(a)
                                                  2,366,126

FINANCIAL -- 13.9%

Affiliated Managers Group              2,292        102,246(a)
American International Group           8,619        471,459(h)
Banknorth Group Inc.                   8,592        204,060
Everest Re Group Ltd.                  7,561        414,796
Golden State Bancorp Inc.              6,324        204,392
Hartford Financial Services
   Group Inc.                         10,230        419,430
Legg Mason Inc.                        5,087        216,503
M&T Bank Corp.                         2,610        205,694
MGIC Investment Corp.                  1,907         77,863
National Commerce
   Financial Corp.                     3,437         86,097
New York Community
   Bancorp Inc.                        7,904        222,656
North Fork Bancorporation Inc.         7,973        301,698
SEI Investments Co.                   10,963        261,796
Waddell & Reed Financial Inc.
   (Class A)                           5,354         94,552
Zions Bancorporation                   7,931        345,236
                                                  3,628,478

HEALTHCARE -- 24.6%

Alcon Inc.                             9,279        359,561(a)
AmerisourceBergen Corp.               10,860        775,621
Apogent Technologies Inc.             26,348        491,654(a)
Barr Laboratories Inc.                 6,805        423,883(a,j)
Cardinal Health Inc.                   5,980        371,956
Caremark Rx Inc.                      28,528        484,976(a,j)
Dentsply International Inc.           10,963        440,384
Genentech Inc.                         4,846        158,125(a)
Gilead Sciences Inc.                   7,634        255,968(a)
Henry Schein Inc.                      5,078        267,865(a)
Idec Pharmaceuticals Corp.             9,691        402,370(a,j)
IVAX Corp.                            10,553        129,485(a,j)
Manor Care Inc.                       20,105        451,960(a)
Medimmune Inc.                        11,548        241,584(a)
Millennium Pharmaceuticals Inc.        9,691         90,320(a)
Quest Diagnostics                     10,344        636,466
Tenet Healthcare Corp.                 8,979        444,461
                                                  6,426,639

INDUSTRIALS -- 15.3%

AGCO Corp.                             7,217        167,434
Apollo Group Inc. (Class A)            3,505        152,222(a)
Concord EFS Inc.                      23,928        379,977(a)
Convergys Corp.                        9,795        147,219(a)
Danaher Corp.                          7,595        431,776
Dover Corp.                           10,675        270,932
DST Systems Inc.                       6,805        200,543(a)




-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                          GE MID-CAP GROWTH FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                       NUMBER
                                    OF SHARES         VALUE

Fiserv Inc.                            8,006   $    224,808(a)
Integrated Defense
   Technologies Inc.                  10,034        197,670(a,j)
L-3 Communications
   Holdings Inc.                       5,944        313,249(a,j)
Mettler Toledo International Inc.     17,692        459,992(a)
Molex Inc. (Class A)                  20,070        421,450
United Defense Industries Inc.         9,181        216,672(a)
Viad Corp.                            20,346        415,669(h)
                                                  3,999,613

INFORMATION TECHNOLOGY -- 16.2%

Advanced Fibre Communication          12,716        168,741(a)
Affiliated Computer Services Inc.
   (Class A)                          11,028        469,241(a)
Analog Devices Inc.                    9,178        180,807(a)
Atmel Corp.                           43,852         46,132(a,j)
Cadence Design Systems Inc.           18,214        185,236(a)
Cypress Semiconductor Corp.            4,193         27,506(a)
Electronic Arts Inc.                   4,565        301,107(a)
Harris Corp.                           9,211        308,476
Integrated Device
   Technology Inc.                     3,534         36,895(a)
International Rectifier Corp.          4,640         72,477(a)
Intuit Inc.                           12,824        583,877(a)
Microchip Technology Inc.              4,124         84,336(a)
Nvidia Corp.                           4,508         38,588(a,j)
Polycom Inc.                          12,259         83,239(a)
RF Micro Devices Inc.                 22,029        132,174(a)
Sanmina-SCI Corp.                     22,323         61,835(a)
Sungard Data Systems Inc.             21,603        420,178(a)
Symantec Corp.                         8,615        289,722(a)
Thermo Electron Corp.                 25,555        412,202(a)
Waters Corp.                          13,300        322,525(a,j)
                                                  4,225,294

MATERIALS -- 2.9%

Martin Marietta Materials Inc.         5,877        191,414
Praxair Inc.                           5,403        276,147
Rohm & Haas Co.                        4,388        136,028
Sealed Air Corp.                       9,121        154,054(a,j)
                                                    757,643

TELECOMMUNICATION SERVICES -- 0.4%

Telephone & Data Systems Inc.          2,299        115,985


                                       NUMBER
                                    OF SHARES         VALUE

UTILITIES -- 2.3%

DTE Energy Co.                         3,780 $      153,846
Pepco Holdings Inc.                   11,341        226,253
SCANA Corp.                            8,734        227,259
                                                    607,358

TOTAL INVESTMENTS IN SECURITIES
   (COST $30,652,110)                            25,062,744



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 11.6%
--------------------------------------------------------------------------------

MONEY MARKET -- 7.8%

State Street Navigator Securities
   Lending Prime Portfolio         2,042,171      2,042,171(e,p)


                                    PRINCIPAL
                                       AMOUNT         VALUE

COMMERCIAL PAPER-- 3.8%
Cred Agri Indo Na Inc.
   1.80%    10/4/02               $1,000,000        999,850

TOTAL SHORT-TERM INVESTMENTS
   (COST $3,042,021)                              3,042,021


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (7.4)%                                    (1,941,635)
                                                 -----------


NET ASSETS-- 100%                               $26,163,130
                                                ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------


The GE Mid-Cap Growth Fund had the following short futures contracts open at September 30, 2002:

                                NUMBER      CURRENT
                  EXPIRATION      OF       NOTIONAL     UNREALIZED
DESCRIPTION          DATE      CONTRACTS     VALUE     APPRECIATION
--------------------------------------------------------------------------------

                   December
S&P MidCap 400        2002         2       $(407,850)    $12,475







-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE MID-CAP VALUE EQUITY FUND

Q&A


Q. HOW DID THE GE MID-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2002?

A. The GE Mid-Cap Value Equity Fund declined 9.29% for Class A shares, 9.96% for Class B shares, 10.01% for Class C shares, 9.08% for Class Y shares for the twelve-month period ended September 30, 2002 while its benchmark, the Russell MidCap Value Index, returned -5.46% for the same period. The benchmark index was changed during the year, from the Standard & Poor's Mid-Cap 400/BARRA Value Index to the Russell MidCap Value Index to more accurately reflect the universe in which the portfolio invests.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE ANNUAL PERIOD ENDED SEPTEMBER 30, 2002?

A. Our underweight position in the consumer discretionary and financial sectors contributed to the Fund's underperformance, as these areas performed reasonably well in a difficult market environment. We continue to be concerned about the resilience of consumer spending and, accordingly, have de-emphasized those industries that already reflect a vibrant recovery. Also contributing to the underperformance was disappointing individual stock performance in the basic materials, staples, and financial areas. Cabot Corp., in the materials sector, was down due to weaker than expected demand for its products. Another company, Sealed Air, declined as the result of an adverse legal decision. In the consumer staples area, Kroger and R.J. Reynolds Tobacco were down due to weak demand, and, in the case of RJR, ongoing legal concerns related to tobacco litigation. Finally, in the financial sector, asset manager Waddell and Reed declined as a result of the weak investment environment. Hartford Financial and Nationwide Financial also lost ground due to their exposure to equity-related products.

    On the positive side, our large positions in the energy and industrial areas together with solid stock selection in each sector benefited the Fund. A number of energy stocks performed well during the period as commodity prices rose amid fears of supply disruptions due to a possible war in the Middle East. Oil services holdings such as Nabors Industries and Ensco International exhibited strong performance during the period. In the industrial sector, ITT Industries and Textron performed well as their businesses benefited from an economic recovery. Also, strong stock selection in the health care sector had a positive impact on the Fund. Investor focus on defensive stocks lifted healthcare names such as hospital operator Tenet Healthcare. In addition, a significantly reduced position in the struggling utility area had a positive impact on the Fund.

Q.  WHAT HAS YOUR INVESTMENT STRATEGY BEEN FOR THE FUND?

A. The focus of the Fund continues to be on investing in attractively-valued companies with solid earnings prospects, strong market share and superior long-term fundamentals. New companies being purchased in the Fund must be priced reasonably based on earnings outlook in comparison to the market as well as to the relevant peer group. We believe companies with high quality management teams, superior financial performance, and a focus on shareholder value will produce sustainable gains over the long term.

Q.  WHAT CHANGES HAVE YOU MADE IN THE FUND?

A. Over the course of the past twelve months, we have repositioned the Fund in several areas. In basic materials, we continued to take profits as these cyclical stocks rallied in expectation of an economic recovery. We also trimmed several holdings in the energy sector as it experienced strong relative performance due to high commodity prices. We have reduced our cash position, putting the funds to work in technology and utility stocks. The technology sector had been an underweight position and the Fund has been selectively adding stocks in this area as valuations become more attractive. Meanwhile, balance sheet concerns in the utility sector have provided a buying opportunity and we continue to add to the more regulated names in this industry, although it still remains underweight. Lastly, to capture the extraordinary yields available in Real Estate Investment Trusts, we added four REITS to the Fund.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We believe that the U.S. economy will experience a subdued recovery in 2003. However, economically sensitive stocks in the basic materials and consumer cyclical sectors continue to trade at valuation levels that reflect a stronger recovery than we expect. As a result, we are underweight these sectors and look for better buying opportunities to increase our exposure. We also expect to continue to de-emphasize financial stocks as we believe that credit could deteriorate further and the stocks fully reflect the benefit of the Federal Reserve interest rate cuts of 2001. We continue to emphasize the energy and industrial sectors, as we believe these stocks will benefit from an improved economy in 2003 and stock valuations remain attractive. We also remain attracted to the healthcare sector, due to positive demographic trends and reasonable valuations.

                                                    GE MID-CAP VALUE EQUITY FUND


-----------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
-----------------------------------------
  AmerisourceBergen Corp.          2.47%
-----------------------------------------
  Republic Services Inc. (Class A) 2.46%
-----------------------------------------
  Caremark Rx Inc.                 2.27%
-----------------------------------------
  Tenet Healthcare Corp.           2.25%
-----------------------------------------
  Banknorth Group Inc.             2.17%
-----------------------------------------
  Old Republic International Corp. 2.17%
-----------------------------------------
  Viad Corp.                       2.12%
-----------------------------------------
  Molex Inc. (Class A)             2.01%
-----------------------------------------
  Devon Energy Corp.               2.00%
-----------------------------------------
  Federated Department Stores      1.97%
-----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of mid-cap companies that the portfolio manager believes are undervalued by the market and have above average growth potential.

LIPPER PERFORMANCE COMPARISON

Mid Cap Value Peer Group

Based on average annual total returns for the period ended 9/30/02

                                 ONE
                                 YEAR
                                ---------
Number of
Funds in
peer group:                      192
--------------------------------------------------------------------------------
Peer group
average annual
total return:                  -6.34%
--------------------------------------------------------------------------------
Lipper categories
in peer group: Mid Cap Value


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES +

[Line graph omitted--plot points as follows:]

                       GE Mid-Cap Value                 GE Mid-Cap Value           S&P MidCap 400/              Russell Mid Cap
                          Equity Fund                  Equity Fund w/load            BARRA Value                   Value Index
12/31/98                   10,000.00                        9,425.00                   10,000.00                    10,000.00
3/99                       10,100.00                        9,519.25                   10,271.17                     9,689.90
9/99                        9,829.87                        9,264.65                   10,325.13                     9,628.95
3/00                       10,730.67                       10,113.66                   11,293.61                    10,088.24
9/00                       10,670.28                       10,056.73                   11,737.17                    10,866.29
3/01                       10,992.85                       10,360.76                   11,145.16                    11,483.25
9/01                       10,091.96                        9,511.67                    9,751.40                    10,871.61
3/02                       12,126.89                       11,429.59                   10,685.41                    13,141.63
9/02                        9,154.51                        8,628.12                    7,592.73                    10,281.23


AVERAGE ANNUAL
TOTAL RETURN

                                    ONE      SINCE
                                    YEAR   INCEPTION
                                   ------  ---------
GE Mid-Cap Value Equity            -9.29%   -2.33%
GE Mid-Cap Value Equity
    W/LOAD                        -14.52%   -3.86%
    MAXIMUM LOAD OF 5.75%
S&P 400/BARRA Value               -22.14%   -7.08%
Russell MidCap Value Index         -5.43%    0.74%




CLASS B SHARES

[Line graph omitted--plot points as follows:]

                       GE Mid-Cap Value                 GE Mid-Cap Value           S&P MidCap 400/              Russell Mid Cap
                          Equity Fund                  Equity Fund w/load            BARRA Value                   Value Index
12/31/98                   10,000.00                       10,000.00                   10,000.00                    10,000.00
3/99                       10,080.00                       10,080.00                   10,271.17                     9,689.90
9/99                        9,770.00                        9,770.00                   10,325.13                     9,628.95
3/00                       10,631.58                       10,631.58                   11,293.61                    10,088.24
9/00                       10,521.36                       10,521.36                   11,737.17                    10,866.29
3/01                       10,802.21                       10,802.21                   11,145.16                    11,483.25
9/01                        9,875.16                        9,875.16                    9,751.40                    10,871.61
3/02                       11,824.57                       11,824.57                   10,685.41                    13,141.63
9/02                        8,891.42                        8,713.51                    7,592.73                    10,281.23


AVERAGE ANNUAL
TOTAL RETURN

                                    ONE       SINCE
                                    YEAR    INCEPTION
                                   ------   ---------
GE Mid-Cap Value Equity            -9.96%     -3.08%
GE Mid-Cap Value Equity
    W/LOAD                        -13.51%     -3.34%
    MAXIMUM LOAD                    4.00%      1.00%
S&P 400/BARRA Value               -22.14%     -7.08%
Russell MidCap Value Index         -5.43%      0.74%



CLASS C SHARES

[Line graph omitted--plot points as follows:]

                       GE Mid-Cap Value                 GE Mid-Cap Value           S&P MidCap 400/              Russell Mid Cap
                          Equity Fund                  Equity Fund w/load            BARRA Value                   Value Index
9/30/99                    10,000.00                       10,000.00                   10,000.00                    10,000.00
3/00                       10,882.62                       10,882.62                   10,937.98                    10,476.99
9/00                       10,769.15                       10,769.15                   11,367.57                    11,285.02
3/01                       11,058.28                       11,058.28                   10,794.21                    11,925.76
9/01                       10,114.28                       10,114.28                    9,444.33                    11,290.55
3/02                       12,110.84                       12,110.84                   10,348.94                    13,648.05
9/02                        9,101.54                        9,101.54                    7,353.64                    10,677.42



AVERAGE ANNUAL
TOTAL RETURN

                                    ONE       SINCE
                                    YEAR    INCEPTION
                                   ------   ---------
GE Mid-Cap Value Equity           -10.01%     -3.09%
GE Mid-Cap Value Equity
    W/LOAD                        -10.90%     -3.09%
    MAXIMUM LOAD                    1.00%      0.00%
S&P 400/BARRA Value               -22.14%     -9.74%
Russell MidCap Value Index         -5.43%      2.21%



CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                       GE Mid-Cap Value                  S&P MidCap 400/           Russell Mid Cap
                          Equity Fund                     BARRA Value                 Value Index
12/31/98                   10,000.00                       10,000.00                   10,000.00
3/99                       10,100.00                       10,271.17                    9,689.90
9/99                        9,840.00                       10,325.13                    9,628.95
3/00                       10,758.09                       11,293.61                   10,088.24
9/00                       10,697.59                       11,737.17                   10,866.29
3/01                       11,040.90                       11,145.16                   11,483.25
9/01                       10,147.06                        9,751.40                   10,871.61
3/02                       12,215.01                       10,685.41                   13,141.63
9/02                        9,226.12                        7,592.73                   10,281.23



AVERAGE ANNUAL
TOTAL RETURN

                                    ONE       SINCE
                                    YEAR    INCEPTION
                                   ------   ---------
GE Mid-Cap Value Equity            -9.08%     -2.12%
S&P 400/BARRA Value               -22.14%     -7.08%
Russell MidCap Value Index         -5.43%      0.74%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE MID-CAP VALUE EQUITY FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2002

GE MID-CAP VALUE EQUITY FUND

MARKET VALUE OF $14,737 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Financial                                22.6%
Industrials                              15.0%
Short Term                               14.4%
Healthcare                                9.6%
Energy                                    8.0%
Utilities                                 7.7%
Materials                                 6.9%
Information Technology                    5.7%
Consumer - Discretionary                  4.9%
Consumer - Staples                        4.5%
Telecommunication                         0.7%





                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
COMMON STOCK -- 94.6%
--------------------------------------------------------------------------------
CONSUMER- DISCRETIONARY -- 5.4%

Delphi Corp.                          11,887  $     101,634
Federated Department Stores            9,868        290,514(a,h)
Hispanic Broadcasting Corp.            2,458         45,842(a)
Interpublic Group Cos. Inc.            9,180        145,503
Neiman-Marcus Group Inc.
   (Class A)                           4,208        110,460(a,j)
Regal Entertainment Group
   (Class A)                           1,508         26,842(a)
                                                    720,795

CONSUMER- STAPLES -- 5.0%

Dean Foods Co.                           623         24,783(a,j)
Kroger Co.                            13,777        194,256(a,h)
RJ Reynolds Tobacco
   Holdings Inc.                       4,354        175,553
Tyson Foods Inc. (Class A)            23,739        276,085(j)
                                                    670,677

ENERGY -- 8.9%

ConocoPhillips                         5,387        249,095
Devon Energy Corp.                     6,122        295,387
ENSCO International Inc.               6,330        158,503
Murphy Oil Corp.                         743         60,978
Nabors Industries Ltd.                 2,972         97,333(a)
Ocean Energy Inc.                      1,571         31,341
Premcor Inc.                           1,502         23,566(a)
Valero Energy Corp.                    4,458        118,003(j)
Weatherford International Ltd.         4,042        150,120(a,j)
                                                  1,184,326




                                       NUMBER
                                    OF SHARES         VALUE

FINANCIAL -- 24.9%

AG Edwards Inc.                        3,269  $     104,543
Astoria Financial Corp.                2,972         72,517
Banknorth Group Inc.                  13,483        320,221
Boston Properties Inc. (REIT)          1,486         55,279
Equity Residential (REIT)              4,458        106,725
Everest Re Group Ltd.                  2,972        163,044
Golden State Bancorp Inc.              8,684        280,667
Hartford Financial Services
   Group Inc.                          6,280        257,480
Legg Mason Inc.                        1,486         63,244
M&T Bank Corp.                         2,153        169,678
MBIA Inc.                              2,972        118,731
National Commerce
   Financial Corp.                     6,687        167,509
Nationwide Financial Services
   (Class A)                           7,347        196,165
Old Republic International Corp.      11,247        319,190
Plum Creek Timber Co. Inc.
   (REIT)                              3,715         83,996
SouthTrust Corp.                       5,944        144,142
Torchmark Corp.                        7,277        249,310
Vornado Realty Trust (REIT)              576         22,723
Waddell & Reed Financial Inc.
   (Class A)                           9,183        162,172(j)
Zions Bancorporation                   6,122        266,491
                                                  3,323,827

HEALTHCARE -- 10.6%

AmerisourceBergen Corp.                5,091        363,599
Caremark Rx Inc.                      19,669        334,373(a,j)
Manor Care Inc.                       10,418        234,197(a)
Millennium Pharmaceuticals Inc.        5,944         55,398(a)
Tenet Healthcare Corp.                 6,686        330,957(a)
Varian Medical Systems Inc.              177          7,609(a)
Watson Pharmaceuticals Inc.            3,389         83,064(a)
                                                  1,409,197

INDUSTRIALS -- 16.6%

Burlington Northern
   Santa Fe Corp.                     10,402        248,816
Dover Corp.                            6,380        161,924
Integrated Defense
   Technologies Inc.                   3,425         67,473(a,j)
Jacobs Engineering Group Inc.          6,122        189,047(a)
Mettler Toledo International Inc.      6,260        162,760(a)
Molex Inc. (Class A)                  14,117        296,443
Precision Castparts Corp.                823         17,843
Republic Services Inc. (Class A)      19,318        363,178(a)
Spherion Corp.                         1,599         11,273(a,j)
Textron Inc.                           5,682        193,756
United Defense Industries Inc.         8,172        192,859(a)
Viad Corp.                            15,305        312,681
                                                  2,218,053




-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE MID-CAP VALUE EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                       NUMBER
                                    OF SHARES         VALUE

INFORMATION TECHNOLOGY -- 6.3%

Advanced Fibre Communication           8,395    $   111,402(a)
Arrow Electronics Inc.                 5,593         70,640(a)
Computer Sciences Corp.                4,356        121,053(a)
Intersil Corp. (Class A)               1,486         19,259(a,j)
Storage Technology Corp.               4,313         45,330(a)
Thermo Electron Corp.                 13,257        213,835(a)
3Com Corp.                            11,828         46,602(a)
Unisys Corp.                          24,503        171,521(a)
Vishay Intertechnology Inc.            4,154         36,555(a)
                                                    836,197

MATERIALS -- 7.6%

Arch Coal Inc.                         1,524         25,222
Bowater Inc.                           5,735        202,446
Cabot Corp.                            5,004        105,084(j)
Lubrizol Corp.                         2,229         63,014
Martin Marietta Materials Inc.         3,783        123,212
Peabody Energy Corp.                   1,486         37,893
PPG Industries Inc.                    2,972        132,848
Praxair Inc.                           3,061        156,448
Rohm & Haas Co.                        3,588        111,228
Sealed Air Corp.                       3,211         54,234(a,j)
                                                  1,011,629

TELECOMMUNICATION -- 0.8%

Telephone & Data Systems Inc.          2,146        108,266

UTILITIES -- 8.5%

Allete Inc.                            5,777        124,783
DTE Energy Co.                         2,972        120,960
Entergy Corp.                          3,444        143,270
FirstEnergy Corp.                      2,972         88,833
OGE Energy Corp.                      11,887        200,534(h,j)
Pepco Holdings Inc.                    8,915        177,854
SCANA Corp.                            5,750        149,615
TECO Energy Inc.                       7,964        126,469(j)
                                                  1,132,318

TOTAL INVESTMENTS IN SECURITIES
   (COST $14,507,718)                            12,615,285






                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.9%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund       782,660  $     782,660(s)
State Street Navigator Securities
   Lending Prime Portfolio         1,339,080      1,339,080(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $2,121,740)                              2,121,740


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (10.5)%                                   (1,407,879)
                                                ------------

NET ASSETS-- 100%                               $13,329,146
                                                ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------


The GE Mid-Cap Value Equity Fund had the following long futures contracts open at September 30, 2002:

                               NUMBER     CURRENT
                  EXPIRATION     OF      NOTIONAL   UNREALIZED
DESCRIPTION          DATE     CONTRACTS    VALUE   DEPRECIATION
--------------------------------------------------------------------------------

                   December
S&P MidCap 400        2002        1      $203,925    $(21,950)


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                  GE SMALL-CAP VALUE EQUITY FUND

Q&A



Q. HOW DID THE GE SMALL-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2002?

A. For the twelve months ended September 30, 2002, the GE Small Cap Value Equity Fund declined 2.92% for Class A shares, 3.58% for Class B shares, 3.63% for Class C shares, and 2.71% for Class Y shares. The Fund outpaced both its benchmark, the Russell 2000 Index, which lost 9.20%, and its Lipper peer group of 387 Small Cap Core funds, which declined 6.62%

Q.  WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE?

A. We believe the economy continues to improve, albeit at a slower rate than earlier expected. The action of the economy is commensurate with "normal" behavior in the beginning stages of a recovery. In the short run, the market follows emotion, but in the long run, it follows fundamentals. Business is improving on the margin, except in the technology sector. It takes patience and courage to overcome the emotions of the market. We believe the increased diligence to conservative accounting, operational efficiencies and valuation processes will, over time, prove beneficial to the markets.


Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES UTILIZED BY THE FUND AFFECTED PERFORMANCE?

A. We continued to emphasize investments in more defensive, demand-insensitive companies with earnings visibility and the ability to produce free cash flow. We feel the economic recovery is under way, but will require increased positive stimulus for the investing public to refocus on the good news that does exist. We look for the market to continue, with several false starts, before we see the next sustained upward trend.

Q.  WHICH STOCKS/SECTORS HAVE YOU LIKED?

A. The top contributors over the twelve months included Big Lots (+90%), Genesee & Wyoming (48.3%) and Chelsea Property (48.5%). The common theme among the Fund's holdings remains a solid basis for profitability, cash flow and cash earnings. Our focus continues to be on companies with attractive valuation parameters that generate free cash flow.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK DURING THE PAST YEAR?

A. The Fund outperformed its comparative indices primarily due to strong relative results from investments in the technology, health care and materials & processing sectors. The Fund carried a lower relative allocation in technology stocks. Most of the holdings in this sector were in companies with defense or government related businesses.

Q.  DID YOU MAKE ANY MAJOR CHANGES IN THE FUND?

A. The most significant changes in sector allocation were a reduction in the consumer discretionary sector and an increase in the technology and producer durables sectors. Though consumer spending has remained strong overall, stocks that benefited the most were driven more by momentum investors than strong underlying fundamentals factors. Our exposure to the technology sector increased by approximately 3%.

Q.  WHAT IS THE OUTLOOK FOR THE FUND AND HOW HAVE YOU POSITIONED THE FUND?

A. We have seen a period marked by the indiscriminate selling of stocks. Earnings and cash flow strength seem to have no bearing on the decision by investors to sell. We are finding companies that we want to own at very low prices. We will continue to buy prudently and use the trading volatility to garner returns and increase exposure to the equity market over time.

                                                  GE SMALL-CAP VALUE EQUITY FUND


----------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
----------------------------------------
  Cooper Cos Inc.                  3.76%
----------------------------------------
  Genesee & Wyoming Inc. (Class A) 3.41%
----------------------------------------
  Gibraltar Steel Corp.            3.00%
----------------------------------------
  School Specialty Inc.            2.48%
----------------------------------------
  Terex Corp.                      2.18%
----------------------------------------
  DRS Technologies Inc.            1.99%
----------------------------------------
  Federal Realty Invs Trust        1.99%
----------------------------------------
  Beckman Coulter Inc.             1.94%
----------------------------------------
  Tier Technologies Inc. (Class B) 1.93%
----------------------------------------
  EMCOR Group Inc.                 1.85%
----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.

LIPPER PERFORMANCE COMPARISON

Small Cap Core Peer Group

Based on average annual total returns for the period ended 9/30/02

                                 ONE
                                YEAR
                              ---------
Number of
Funds in
peer group:                     387
--------------------------------------------------------------------------------
Peer group
average annual
total return:                -6.62%
--------------------------------------------------------------------------------
Lipper categories
in peer group: Small Cap Core


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES +

[Line graph omitted--plot points as follows:]

                GE Small-Cap Value Equity Fund            GE Small-Cap Value Equity w/load                  Russell 2000
9/30/98                      10,000.00                                  9,425.00                              10,000.00
3/99                         10,437.88                                  9,837.70                              10,994.64
9/99                         12,227.80                                 11,524.71                              11,898.08
3/00                         15,936.76                                 15,020.40                              15,090.96
9/00                         15,626.53                                 14,728.01                              14,699.33
3/01                         15,813.30                                 14,904.04                              12,797.04
9/01                         16,361.05                                 15,420.29                              11,591.04
3/02                         19,269.55                                 18,161.55                              14,603.73
9/02                         15,882.86                                 14,969.60                              10,524.54


AVERAGE ANNUAL
TOTAL RETURN

                                ONE       SINCE
                                YEAR    INCEPTION
                              --------  ---------
GE Small-Cap Value Equity      -2.92%     12.25%
GE Small-Cap Value Equity
   W/LOAD                      -8.52%     10.60%
   MAXIMUM LOAD OF 5.75%
Russell 2000                   -9.20%      1.29%



CLASS B SHARES

[Line graph omitted--plot points as follows:]

                GE Small-Cap Value Equity Fund            GE Small-Cap Value Equity w/load                  Russell 2000
9/30/98                      10,000.00                                 10,000.00                              10,000.00
3/99                         10,400.07                                 10,400.07                              10,994.64
9/99                         12,136.76                                 12,136.76                              11,898.08
3/00                         15,752.90                                 15,752.90                              15,090.96
9/00                         15,385.48                                 15,385.48                              14,699.33
3/01                         15,525.14                                 15,525.14                              12,797.04
9/01                         15,989.46                                 15,989.46                              11,591.04
3/02                         18,774.82                                 18,774.82                              14,603.73
9/02                         15,417.74                                 15,317.74                              10,524.54


AVERAGE ANNUAL
TOTAL RETURN

                                ONE       SINCE
                                YEAR    INCEPTION
                              --------  ---------
GE Small-Cap Value Equity      -3.58%     11.42%
GE Small-Cap Value Equity
   W/LOAD                      -6.90%     11.42%
   MAXIMUM LOAD                 4.00%      1.00%
Russell 2000                   -9.20%      1.29%



CLASS C SHARES

[Line graph omitted--plot points as follows:]

                GE Small-Cap Value Equity Fund            GE Small-Cap Value Equity w/load                  Russell 2000
9/30/99                      10,000.00                                 10,000.00                              10,000.00
12/99                        11,882.10                                 11,882.10                              11,845.23
3/00                         12,979.49                                 12,979.49                              12,683.52
6/00                         12,374.04                                 12,374.04                              12,209.39
9/00                         12,676.77                                 12,676.77                              12,354.36
12/00                        13,576.61                                 13,576.61                              11,505.00
3/01                         12,791.83                                 12,791.83                              10,755.54
6/01                         14,567.39                                 14,567.39                              12,294.50
9/01                         13,174.41                                 13,174.41                               9,741.94
12/01                        15,103.65                                 15,103.65                              11,798.80
3/02                         15,468.70                                 15,468.70                              12,274.02
6/02                         15,012.39                                 15,012.39                              11,246.15
9/02                         12,696.65                                 12,696.65                               8,845.58


AVERAGE ANNUAL
TOTAL RETURN

                                ONE       SINCE
                                YEAR    INCEPTION
                              --------  ---------
GE Small-Cap Value Equity      -3.63%      8.28%
GE Small-Cap Value Equity
   W/LOAD                      -4.46%      8.28%
   MAXIMUM LOAD                 1.00%      0.00%
Russell 2000                   -9.20%     -4.01%



CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                GE Small-Cap Value Equity Fund                      Russell 2000
9/30/98                      10,000.00                                 10,000.00
3/99                         10,442.17                                 10,994.64
9/99                         12,252.95                                 11,898.08
3/00                         15,984.18                                 15,090.96
9/00                         15,696.90                                 14,699.33
3/01                         15,918.92                                 12,797.04
9/01                         16,478.53                                 11,591.04
3/02                         19,437.13                                 14,603.73
9/02                         16,031.47                                 10,524.54



AVERAGE ANNUAL
TOTAL RETURN

                                ONE       SINCE
                                YEAR    INCEPTION
                              --------  ---------
GE Small-Cap Value Equity      -2.71%     12.51%
Russell 2000                   -9.20%      1.29%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                  GE SMALL-CAP VALUE EQUITY FUND

                                     SCHEDULE OF INVESTMENTS  September 30, 2002

GE SMALL-CAP VALUE EQUITY FUND

MARKET VALUE OF $77,594 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Consumer - Discretionary                 23.6%
Healthcare                               14.6%
Financial Services                       12.5%
Short-Term                               11.6%
Technology                                8.2%
Materials & Processing                    8.0%
Autos & Transportation                    5.6%
Producer Durables                         4.4%
Real Estate Investment Trust              3.8%
Energy                                    2.1%
Other                                     2.0%
Consumer - Staples                        1.7%
Broadcast/Cable                           1.0%
Utilities                                 0.9%





                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 88.9%
--------------------------------------------------------------------------------
AUTOS & TRANSPORTATION -- 5.9%

Cooper Tire & Rubber Co.              22,000  $     355,080
Genesee & Wyoming Inc.
   (Class A)                         118,925      2,646,081(a)
J.B. Hunt Transport Services Inc.     41,700        982,035(a)
Knight Transportation Inc.            24,000        372,000(a)
                                                  4,355,196

BROADCAST/CABLE -- 1.0%

Regent Communications Inc.           148,400        753,872(a)

CONSUMER - DISCRETIONARY -- 23.7%

Advanced Marketing Services           60,100        828,779
Alliance Gaming Corp.                 47,400        729,486(a)
American Eagle Outfitters             47,700        575,262(a)
Boyds Collection Ltd.                141,900        913,836(a)
Charming Shoppes                     153,600      1,036,800(a)
Daisytek International Corp.         107,500      1,397,500(a,j)
Fairmont Hotels & Resorts Inc.        29,100        692,580
Insurance Auto Auctions Inc.          31,500        475,997(a)
Intertan Inc.                         76,650        535,017(a)
Iron Mountain Inc.                    41,350      1,033,337(a)
John Wiley & Sons (Class A)           33,200        730,732
Journal Register Co.                  74,500      1,404,325(a)
Moore Corp. Ltd.                     111,400      1,091,720(a)
Natures Sunshine Prods Inc.           66,900        724,527
Pricesmart Inc.                       71,100      1,422,000(a)
Ryan's Family Steak Houses Inc.       69,150        841,556(a)
School Specialty Inc.                 76,800      1,920,768(a,j)
The Buckle Inc.                       29,700        596,970(a)
Volt Information Sciences Inc.        46,700        707,505(a)
                                                 17,658,697




                                       NUMBER
                                    OF SHARES         VALUE

CONSUMER - STAPLES -- 1.7%

Smithfield Foods Inc.                 81,600  $   1,281,120(a)

ENERGY -- 2.2%

CARBO Ceramics Inc.                   16,200        580,608
Patterson-UTI Energy Inc.             24,900        635,199(a)
St. Mary Land & Exploration Co.       16,700        399,130(j)
                                                  1,614,937

FINANCIAL SERVICES -- 12.6%

F&M Bancorp/Frederick MD               9,300        293,880
Federal Realty Invs Trust             57,100      1,541,700
iStar Financial Inc.                  50,400      1,407,168
Kronos Inc./MA                        41,850      1,030,766(a)
Prosperity Bancshares Inc.            45,500        774,865
Provident Financial Group Inc.        13,000        326,170(j)
Providian Financial Corp.            189,200        927,080
Raymond James Financial Inc.          38,900      1,053,023
Sterling Bancorp/NY                   26,600        705,698
Sterling Bancshares Inc./TX           53,800        703,166
WFS Financial Inc.                    28,200        584,868(a)
                                                  9,348,384

HEALTHCARE -- 14.4%

American Medical Security
   Group Inc.                         56,200        794,668(a)
Beckman Coulter Inc.                  38,900      1,505,430
Centene Corp.                         43,600      1,163,684(a)
Cooper Cos. Inc.                      55,500      2,913,750(j)
Covance Inc.                          35,400        692,778(a)
Immucor Inc.                          41,550        675,188(a)
Kensey Nash Corp.                     37,500        564,075(a,j)
MIM Corp.                             63,000        595,350(a,j)
PSS World Medical Inc.               161,800      1,075,970(a)
Taro Pharmaceuticals
   Industries Ltd.                    21,000        708,750(a,j)
                                                 10,689,643

MATERIALS & PROCESSING -- 8.3%

Armor Holdings Inc.                   43,600        653,564(a)
EMCOR Group Inc.                      28,900      1,436,330(a)
Gibraltar Steel Corp.                104,600      2,328,396
Lennox International Inc.             50,600        669,438(j)
Lubrizol Corp.                        38,500      1,088,395
                                                  6,176,123

OTHER -- 2.1%

GenCorp. Inc.                         66,700        671,002
Walter Industries Inc.                69,400        852,232
                                                  1,523,234




-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                  GE SMALL-CAP VALUE EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                       NUMBER
                                    OF SHARES         VALUE

PRODUCER DURABLES -- 4.6%

Manitowoc Co.                          8,400  $     229,740
Terex Corp.                          100,200      1,693,380(a)
Tier Technologies Inc. (Class B)      79,000      1,494,680(a)
                                                  3,417,800

REAL ESTATE INVESTMENT TRUST -- 3.9%

CarrAmerica Realty Corp.              36,800        926,256
Chelsea Property Group Inc.           27,600        931,500
Getty Realty Corp. (New)              47,300        902,484
Sizeler Property Investors            16,300        163,978
                                                  2,924,218

TECHNOLOGY -- 7.5%

Activision Inc.                       13,700        327,841(a)
Clarus Corp.                         146,700        748,170(a,j)
DRS Technologies Inc.                 41,500      1,544,630(a)
Inforte Corp.                         82,000        419,840(a)
Intergraph Corp.                      42,300        722,907(a)
Richardson Electronics Ltd.           17,100        112,518(j)
Titan Corp.                           67,000        643,200(a)
Tyler Technologies Inc.               48,200        212,080(a)
Zomax Inc./MN                        223,200        870,480(a)
                                                  5,601,666

UTILITIES -- 1.0%

Philadelphia Suburban Corp.           35,900        728,770

TOTAL COMMON STOCK
   (COST $70,832,018)                            66,073,660


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
CORPORATE NOTES -- 2.0%
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 1.0%

Venator Group Inc. Conv Sub
   Notes (Regd.)
   5.50%    06/01/08                $800,000        742,000

TECHNOLOGY -- 1.0%

National Data Corp Conv Sub Notes
   5.00%    11/01/03                 765,000        734,400

TOTAL CORPORATE NOTES
   (COST $1,502,615)                              1,476,400






                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 1.4%
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.5%

Provident Financial Group Inc.
   9.00%                              14,100   $    361,665

HEALTHCARE -- 0.9%

Owens & Minor Inc. (Series A)
   5.38%                              16,500        672,373

TOTAL PREFERRED STOCK
   (COST $1,245,487)                              1,034,038


TOTAL INVESTMENTS IN SECURITIES
   (COST $73,580,120)                            68,584,098



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 12.1%
--------------------------------------------------------------------------------
MONEY MARKET -- 8.4%

State Street Navigator Securities
   Lending Prime Portfolio         6,260,100      6,260,100(e,p)


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 3.7%

Abbey National NA LLC
   1.91%    10/02/02              $2,750,000      2,749,854


TOTAL SHORT-TERM INVESTMENTS
   (COST $9,009,954)                              9,009,954


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (4.4)%                                    (3,302,032)
                                                ------------


NET ASSETS-- 100%                               $74,292,020
                                                ============


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

Q&A



Q. HOW DID THE GE S&P 500 INDEX FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2002?

A. The GE S&P 500 Index Fund declined 20.88% for the twelve-month period ended September 30, 2002. By comparison, the S&P 500 Index returned -20.49% over the same period. The Fund outpaced the Lipper average of a peer group of 177 S&P 500 Index funds for that time period, which returned -21.01%.

Q.  WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE?

A. Over the course of the last year, the U.S. economy had at times shown some faint signs of improvement. However, recently the domestic equity market has suffered steep declines as disappointing economic data emerged over the last few months. Geopolitical risks and reports of corporate governance problems continue to dominate the headlines, causing the corporate sector to remain cautious and curtail much new spending. Technology continued to be affected the most in this environment, with the sector losing over 17% in September alone. Technology stocks represented just 13.9% of the S&P 500 Index by the end of the 12-month period, down from 18% at the beginning of the period, and well below the mid-30% level they had reached at their peak. Financial stocks have declined less over these time periods and have thus seen their weight in the Index climb to 20.8%, representing the largest sector weight in the S&P 500.

Q.  WHAT INVESTMENT STRATEGIES AFFECTED PERFORMANCE?

A. Our strategy is to fully replicate the S&P 500, owning all 500 stocks represented in the Index, matching their approximate capitalization weight in the Index. Cash is held to less than 5% of the total portfolio value. This methodology has helped the Fund consistently track the market's performance as reflected in the Index.

Q.  WHICH STOCKS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The top five returning stocks for the last twelve months were TRW, Inc (+98%), Big Lots, Inc (+90%), Harrahs Entertainment (+78%), KB Home (+72%), and Worthington Industries (+71%). The worst-performing stocks for the last twelve months were Worldcom, Inc (-99%), Enron Corp (-99%), Conseco, Inc (-98%), Global Crossing (-98%), and Dynegy, Inc (-96%).

Q.  WHAT IS THE OUTLOOK FOR THE FUND?

A. Due to the passive investment style of the Fund, it will remain fully invested to the S&P 500 to provide as close tracking as possible to the S&P 500 Index. Therefore, we expect the Fund to perform in line with the stock market as a whole over the coming year.

                                                           GE S&P 500 INDEX FUND


----------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
----------------------------------------
  General Electric Co.             3.14%
----------------------------------------
  Microsoft Corp.                  3.04%
----------------------------------------
  Wal-Mart Stores Inc.             2.81%
----------------------------------------
  Exxon Mobil Corp.                2.77%
----------------------------------------
  Pfizer Inc.                      2.30%
----------------------------------------
  Johnson & Johnson                2.05%
----------------------------------------
  Citigroup Inc.                   1.92%
----------------------------------------
  American International Group     1.82%
----------------------------------------
  The Coca-Cola Co.                1.52%
----------------------------------------
  Procter & Gamble Co.             1.48%
----------------------------------------


LIPPER PERFORMANCE COMPARISON
S&P 500 Index Peer Group Based on average annual total returns for the period ended 9/30/02

                                  ONE
                                 YEAR
                               ---------
Number of
Funds in
peer group:                       177
--------------------------------------------------------------------------------
Peer group
average annual
total return:                  -21.01%
--------------------------------------------------------------------------------
Lipper categories
in peer group: S&P 500 Index



--------------------------------------------------------------------------------
 CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                      S&P 500 Index Fund                                S&P 500

4/28/00                      10,000.00                                 10,000.00
6/00                         10,040.00                                 10,035.00
9/00                          9,940.00                                  9,934.32
12/00                         9,154.67                                  9,154.99
3/01                          8,056.92                                  8,071.01
6/01                          8,520.19                                  8,542.89
9/01                          7,261.30                                  7,285.98
12/01                         8,023.31                                  8,064.45
3/02                          8,033.48                                  8,087.59
6/02                          6,945.40                                  7,003.61
9/02                          5,745.47                                  5,793.09



AVERAGE ANNUAL
TOTAL RETURN

                              ONE       SINCE
                              YEAR    INCEPTION
                            -------   ---------
GE S&P 500 Index            -20.88%    -20.41%
S&P 500                     -20.49%    -20.22%


INVESTMENT PROFILE
A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index by investing primarily in equity securities of companies contained in the Index.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                           GE S&P 500 INDEX FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE S&P 500 INDEX FUND

MARKET VALUE OF $23,494 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Financial                                              19.9%
Health Care                                            14.7%
Consumer - Discretionary                               13.3%
Information Technology                                 12.2%
Industrials                                            11.4%
Consumer - Staples                                      9.9%
Energy                                                  5.9%
Short Term                                              3.8%
Telecommunication Services                              3.5%
Utilities                                               2.8%
Materials                                               2.6%






                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 96.2%
--------------------------------------------------------------------------------
CONSUMER - DISCRETIONARY -- 13.3%

American Greetings (Class A)             218   $      3,510
AOL Time Warner Inc.                  13,353        156,230(a)
Autozone Inc.                            307         24,210(a)
Bed Bath & Beyond Inc.                   912         29,704(a)
Best Buy Co. Inc.                        992         22,132(a)
Big Lots Inc.                            402          6,364(a)
Black & Decker Corp.                     258         10,818
Brunswick Corp.                          268          5,639
Carnival Corp.                         1,791         44,954
Centex Corp.                             208          9,225
Circuit City Stores Inc. -
   Circuit City Group                    635          9,620
Clear Channel
   Communications Inc.                 1,796         62,411(a)
Comcast Corp. (Class A)                2,816         58,742(a)
Cooper Tire & Rubber Co.                 238          3,841
Costco Wholesale Corp.                 1,407         45,545(a)
Dana Corp.                               401          5,245
Darden Restaurants Inc.                  501         12,144
Delphi Corp.                           1,697         14,509
Dillard's Inc./AR (Class A)              291          5,872
Dollar General Corp.                   1,003         13,460
Dow Jones & Co. Inc.                     291         11,177
Eastman Kodak Co.                        895         24,380
eBay Inc.                                839         44,308(a)
Family Dollar Stores                     500         13,440
Federated Department Stores              602         17,723(a)
Ford Motor Co.                         5,493         53,831
Fortune Brands Inc.                      450         21,281
Gannett Co Inc.                          795         57,383
General Motors Corp.                   1,679         65,313
Harley-Davidson Inc.                     883         41,015
Harrah's Entertainment Inc.              335         16,150(a)
Hasbro Inc.                              521          5,799




                                       NUMBER
                                    OF SHARES         VALUE

Hilton Hotels Corp.                    1,180   $     13,428
Home Depot Inc.                        7,113        185,649
International Game Technology            263         18,184(a)
Interpublic Group Cos. Inc.            1,102         17,467
JC Penney Co. Inc. Holding Co.           754         12,004
Johnson Controls Inc.                    258         19,820
Jones Apparel Group Inc.                 400         12,280(a)
KB Home                                  187          9,133
Knight-Ridder Inc.                       253         14,272
Kohl's Corp.                           1,006         61,175(a)
Leggett & Platt Inc.                     559         11,063
Liz Claiborne Inc.                       316          7,884
Lowe's Cos. Inc.                       2,374         98,284
Ltd. Brands                            1,578         22,629
Marriott International Inc.
   (Class A)                             755         21,887
Mattel Inc.                            1,269         22,855
Maytag Corp.                             254          5,888
McDonald's Corp.                       3,809         67,267
Meredith Corp.                           194          8,352
New York Times Co. (Class A)             454         20,634
Newell Rubbermaid Inc.                   765         23,616
Nike Inc. (Class B)                      786         33,939
Nordstrom Inc.                           446          8,001
Office Depot Inc.                      1,002         12,365(a)
Omnicom Group                            545         30,346
Pulte Homes Inc.                         179          7,631
RadioShack Corp.                         493          9,890(a)
Reebok International Ltd.                202          5,060(a)
Sears Roebuck and Co.                    932         36,348
Snap-On Inc.                             207          4,757
Staples Inc.                           1,353         17,305(a)
Starbucks Corp.                        1,192         24,603(a)
Starwood Hotels & Resorts
   Worldwide Inc. (Class B)              600         13,380
Target Corp.                           2,731         80,619
The Gap Inc.                           2,602         28,232
The Goodyear Tire & Rubber Co.           431          3,832
The May Department Stores Co.            834         18,990
The McGraw-Hill Cos. Inc.                581         35,569
The Sherwin-Williams Co.                 503         11,911
The Stanley Works                        263          8,592
Tiffany & Co.                            430          9,215
TJX Cos. Inc.                          1,638         27,846
TMP Worldwide Inc.                       300          2,700(a)
Toys R US Inc.                           639          6,505(a)
Tribune Co.                              896         37,462
TRW Inc.                                 381         22,308
Tupperware Corp.                         205          3,407
Univision Communications Inc.
   (Class A)                             700         15,960(a)
VF Corp.                                 316         11,370
Viacom Inc. (Class B)                  5,326        215,969(a)
Visteon Corp.                            316          2,993
Wal-Mart Stores Inc.                  13,415        660,555(h)
Walt Disney Co.                        6,132         92,838
Wendy's International Inc.               318         10,529
Whirlpool Corp.                          198          9,080
Yum! Brands Inc.                         952         26,380(a)
                                                  3,136,233





-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                       NUMBER
                                    OF SHARES         VALUE

CONSUMER - STAPLES -- 9.9%

Alberto-Culver Co. (Class B)             201  $       9,855
Albertson's Inc.                       1,220         29,475
Anheuser-Busch Cos Inc.                2,654        134,292
Archer-Daniels-Midland Co.             1,949         24,382
Avon Products Inc.                       689         31,763
Brown-Forman Corp. (Class B)             199         13,323
Campbell Soup Co.                      1,208         26,673
Clorox Co.                               733         29,452
Coca-Cola Enterprises Inc.             1,378         29,269
Colgate-Palmolive Co.                  1,638         88,370
Conagra Foods Inc.                     1,606         39,909
Coors (Adolph) (Class B)                 105          5,912
CVS Corp.                              1,158         29,355
General Mills Inc.                     1,130         50,195
Hershey Foods Corp.                      413         25,627
HJ Heinz Co.                           1,088         36,307
Kellogg Co.                            1,274         42,361
Kimberly-Clark Corp.                   1,553         87,962
Kroger Co.                             2,405         33,911(a)
Pepsi Bottling Group Inc.                900         21,060
PepsiCo. Inc.                          5,334        197,091
Philip Morris Cos. Inc.                6,411        248,747
Procter & Gamble Co.                   3,887        347,420
RJ Reynolds Tobacco
   Holdings Inc.                         300         12,096
Safeway Inc.                           1,415         31,555(a)
Sara Lee Corp.                         2,335         42,707
Supervalu Inc.                           355          5,733
Sysco Corp.                            1,980         56,212
The Coca-Cola Co.                      7,460        357,782
The Gillette Co.                       3,179         94,098
UST Inc.                                 513         14,472
Walgreen Co.                           3,112         95,725
Winn-Dixie Stores Inc.                   367          4,815
WM Wrigley Jr Co.                        675         33,406
                                                  2,331,312

ENERGY -- 5.9%

Amerada Hess Corp.                       286         19,414
Anadarko Petroleum Corp.                 751         33,450
Apache Corp.                             430         25,564
Ashland Inc.                             229          6,135
Baker Hughes Inc.                      1,049         30,452
BJ Services Co.                          500         13,000(a)
Burlington Resources Inc.                599         22,978
ChevronTexaco Corp.                    3,195        221,254
ConocoPhillips                         2,039         94,283
Devon Energy Corp.                       470         22,678
EOG Resources Inc.                       400         14,384
Exxon Mobil Corp.                     20,402        650,824(h)
Halliburton Co.                        1,240         16,008
Kerr-McGee Corp.                         304         13,206
Marathon Oil Corp.                       964         21,864
Nabors Industries Ltd.                   439         14,377(a)





                                       NUMBER
                                    OF SHARES         VALUE

Noble Corp.                              420  $      13,020(a)
Occidental Petroleum Corp.             1,186         33,659
Rowan Cos Inc.                           300          5,592
Schlumberger Ltd.                      1,704         65,536
Sunoco Inc.                              265          7,992
Transocean Inc.                          967         20,114
Unocal Corp.                             717         22,507
                                                  1,388,291

FINANCIAL -- 19.9%

ACE Ltd.                                 800         23,688
Aflac Inc.                             1,586         48,674
AMBAC Financial Group Inc.               309         16,652
American Express Co.                   3,966        123,660
American International Group           7,813        427,371
AmSouth Bancorp                        1,134         23,519
AON Corp.                                843         17,273
Bank of America Corp.                  4,508        287,610
Bank One Corp.                         3,536        132,246
BB&T Corp.                             1,501         52,595
Capital One Financial Corp.              653         22,803
Charter One Financial Inc.               678         20,150
Chubb Corp.                              513         28,128
Cincinnati Financial Corp.               486         17,292
Citigroup Inc.                        15,226        451,451
Comerica Inc.                            513         24,737
Countrywide Credit Ind Inc.              370         17,446
Equity Office Properties Trust         1,300         33,566
Equity Residential                       800         19,152
Federal Home Loan Mortgage
   Corporation                         2,080        116,272
Federal National Mortgage
   Association                         3,006        178,977
Fifth Third Bancorp                    1,744        106,785
First Tennessee National Corp.           400         13,868
FleetBoston Financial Corp.            3,194         64,934
Franklin Resources Inc.                  754         23,449
Golden West Financial Corp.              461         28,665
Goldman Sachs Group Inc.               1,419         93,697
Hartford Financial Services
   Group Inc.                            741         30,381
Household International Inc.           1,350         38,219
Huntington Bancshares Inc.               732         13,315
Jefferson-Pilot Corp.                    455         18,246
John Hancock Financial
   Services Inc.                         900         25,020
JP Morgan Chase & Co.                  6,003        113,997
Keycorp                                1,318         32,910
Lehman Brothers Holdings Inc.            711         34,875
Lincoln National Corp.                   526         16,069
Loews Corp.                              566         24,276
Marsh & McLennan Cos. Inc.             1,639         68,248
Marshall & Ilsley Corp.                  700         19,523
MBIA Inc.                                461         18,417
MBNA Corp.                             3,838         70,542








-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                       NUMBER
                                    OF SHARES         VALUE

Mellon Financial Corp.                 1,327   $     34,409
Merrill Lynch & Co. Inc.               2,605         85,835
Metlife Inc.                           2,100         47,796
MGIC Investment Corp.                    308         12,576
Moody's Corp.                            450         21,825
Morgan Stanley                         3,317        112,380
National City Corp.                    1,814         51,753
North Fork Bancorporation Inc.           500         18,920
Northern Trust Corp.                     696         26,239
Plum Creek Timber Co. Inc.
   (REIT)                                600         13,566
PNC Financial Services
   Group Inc.                            846         35,676
Principal Financial Group              1,100         28,798(a)
Providian Financial Corp.                746          3,655
Prudential Financial Inc.              1,800         51,408(a)
Regions Financial Corp.                  700         22,869
Safeco Corp.                             407         12,934
Simon Property Group Inc.                600         21,438
SLM Corp.                                453         42,192
SouthTrust Corp.                       1,014         24,590
St Paul Cos                              696         19,989
State Street Corp.                       974         37,635(e)
Stilwell Financial Inc.                  672          8,111
SunTrust Banks Inc.                      856         52,627
Synovus Financial Corp.                  912         18,805
T Rowe Price Group Inc.                  347          8,661
The Allstate Corp.                     2,148         76,361
The Bank of New York Co. Inc.          2,172         62,423
The Bear Stearns Cos Inc.                290         16,356
The Charles Schwab Corp.               4,038         35,131
The Progressive Corp.                    658         33,315
Torchmark Corp.                          340         11,648
Travelers Property Casualty Corp.
   (Class B)                           3,035         41,064(a)
Union Planters Corp.                     624         17,135
UnumProvident Corp.                      739         15,039
US Bancorp                             5,783        107,448
Wachovia Corp.                         4,087        133,604
Washington Mutual Inc.                 2,911         91,609
Wells Fargo & Co.                      5,144        247,735
XL Capital Ltd.                          400         29,400
Zions Bancorporation                     300         13,059
                                                  4,684,712

HEALTH CARE -- 14.7%

Abbott Laboratories                    4,750        191,900
Aetna Inc.                               425         15,219
Allergan Inc.                            392         21,325
AmerisourceBergen Corp.                  311         22,212
Amgen Inc.                             3,818        159,211(a)
Anthem Inc.                              424         27,560(a)
Applera Corp. - Applied
   Biosystems Group                      664         12,151
Bausch & Lomb Inc.                       205          6,800





                                       NUMBER
                                    OF SHARES         VALUE

Baxter International Inc.              1,798  $      54,929
Becton Dickinson & Co.                   835         23,714
Biogen Inc.                              453         13,259(a)
Biomet Inc.                              832         22,156
Boston Scientific Corp.                1,253         39,545(a)
Bristol-Myers Squibb Co.               5,817        138,445
Cardinal Health Inc.                   1,352         84,094
Chiron Corp.                             561         19,601(a)
Cigna Corp.                              410         29,008
CR Bard Inc.                             157          8,577
Eli Lilly & Co.                        3,376        186,828
Forest Laboratories Inc.                 535         43,875(a)
Genzyme Corp.-Genl Division              600         12,366(a)
Guidant Corp.                            890         28,756(a)
HCA Inc.                               1,539         73,272
Health Management Associates Inc.
   (Class A)                             700         14,154(a)
Healthsouth Corp.                      1,106          4,590(a)
Humana Inc.                              506          6,274(a)
IMS Health Inc.                          829         12,410
Johnson & Johnson                      8,914        482,069
King Pharmaceuticals Inc.                733         13,319(a)
Manor Care Inc.                          288          6,474(a)
McKesson Corp.                           915         25,922
Medimmune Inc.                           775         16,213(a)
Medtronic Inc.                         3,634        153,064
Merck & Co Inc.                        6,801        310,874
Pfizer Inc.                           18,615        540,207(h)
Pharmacia Corp.                        3,868        150,388
Quintiles Transnational Corp.            310          2,948(a)
Schering-Plough Corp.                  4,385         93,488
St. Jude Medical Inc.                    556         19,849(a)
Stryker Corp.                            591         34,042
Tenet Healthcare Corp.                 1,463         72,419(a)
UnitedHealth Group Inc.                  912         79,545
Watson Pharmaceuticals Inc.              317          7,770(a)
WellPoint Health Networks                423         31,006(a)
Wyeth                                  3,946        125,483
Zimmer Holdings Inc.                     561         21,509(a)
                                                  3,458,820

INDUSTRIALS -- 11.4%

Allied Waste Industries Inc.             498          3,660(a)
American Power Conversion                685          6,549(a)
American Standard Cos. Inc.              200         12,724(a)
AMR Corp.                                370          1,547(a)
Apollo Group Inc. (Class A)              500         21,715(a)
Automatic Data Processing              1,842         64,046
Avery Dennison Corp.                     336         19,145
Burlington Northern
   Santa Fe Corp.                      1,200         28,704
Caterpillar Inc.                       1,046         38,932
Cendant Corp.                          3,159         33,991(a)
Cintas Corp.                             500         20,960

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                       NUMBER
                                    OF SHARES         VALUE

Concord EFS Inc.                       1,500  $      23,820(a)
Convergys Corp.                          526          7,906(a)
Cooper Industries Ltd.
   (Class A)                             326          9,894
Crane Co.                                220          4,347
CSX Corp.                                699         18,440
Cummins Inc.                             175          4,134
Danaher Corp.                            440         25,014
Deere & Co.                              697         31,679
Delta Air Lines Inc.                     359          3,335
Deluxe Corp.                             190          8,561
Dover Corp.                              630         15,989
Eaton Corp.                              205         13,067
Emerson Electric Co.                   1,246         54,749
Equifax Inc.                             399          8,674
FedEx Corp.                              870         43,561
First Data Corp.                       2,312         64,620
Fiserv Inc.                              550         15,444(a)
Fluor Corp.                              239          5,841
General Dynamics Corp.                   588         47,822
General Electric Co.                  29,907        737,208(h,k)
Genuine Parts Co.                        525         16,086
Goodrich Corp.                           301          5,683
H&R Block Inc.                           558         23,442
Honeywell International Inc.           2,484         53,803
Illinois Tool Works Inc.                 916         53,430
Ingersoll-Rand Co. (Class A)             532         18,322
ITT Industries Inc.                      264         16,455
Lockheed Martin Corp.                  1,344         86,916
Masco Corp.                            1,457         28,484
McDermott International Inc.             108            662(a)
Molex Inc.                               615         14,465
Navistar International Corp.             215          4,661
Norfolk Southern Corp.                 1,199         24,208
Northrop Grumman Corp.                   329         40,809
Paccar Inc.                              379         12,806
Pall Corp.                               326          5,148
Parker Hannifin Corp.                    337         12,877
Paychex Inc.                           1,132         27,474
Pitney Bowes Inc.                        724         22,075
Power-One Inc.                           200            596(a)
Raytheon Co.                           1,171         34,310
Robert Half International Inc.           500          7,935(a)
Rockwell Automation Inc.                 547          8,900
Rockwell Collins Inc.                    547         12,001
RR Donnelley & Sons Co.                  331          7,782
Ryder System Inc.                        208          5,185
Sabre Holdings Corp. (Class A)           473          9,153(a)
Southwest Airlines Co.                 2,299         30,025
Textron Inc.                             429         14,629
The Boeing Co.                         2,509         85,632
Thomas & Betts Corp.                     105          1,479(a)
3M Co.                                 1,165        128,115
Tyco International Ltd.                6,007         84,699
Union Pacific Corp.                      734         42,477
United Parcel Service Inc.
   (Class B)                           3,344        209,100







                                       NUMBER
                                    OF SHARES         VALUE

United Technologies Corp.              1,445  $      81,628
Waste Management Inc.                  1,901         44,331
WW Grainger Inc.                         273         11,616
                                                  2,683,477

INFORMATION TECHNOLOGY -- 12.2%

ADC Telecommunications Inc.            1,795          2,064(a)
Adobe Systems Inc.                       735         14,039
Advanced Micro Devices Inc.            1,101          5,879(a)
Agilent Technologies Inc.              1,410         18,415(a)
Altera Corp.                           1,110          9,624(a)
Analog Devices Inc.                    1,088         21,434(a)
Andrew Corp.                             247          1,618(a)
Apple Computer Inc.                    1,088         15,776(a)
Applied Materials Inc.                 4,902         56,618(a)
Applied Micro Circuits Corp.             759          2,171(a)
Autodesk Inc.                            424          5,372
Avaya Inc.                               798          1,141(a)
BMC Software Inc.                        682          8,914(a)
Broadcom Corp. (Class A)                 832          8,886(a)
CIENA Corp.                            1,400          4,158(a)
Cisco Systems Inc.                    22,115        231,765(a,h)
Citrix Systems Inc.                      454          2,738(a)
Computer Associates
   International Inc.                  1,753         16,829
Computer Sciences Corp.                  483         13,423(a)
Compuware Corp.                          973          2,968(a)
Comverse Technology Inc.                 475          3,320(a)
Corning Inc.                           2,661          4,258(a)
Dell Computer Corp.                    7,867        184,953(a)
Electronic Arts Inc.                     400         26,384(a)
Electronic Data Systems Corp.          1,434         20,047
EMC Corp./Massachusetts                6,737         30,788(a)
Gateway Inc.                             729          2,165(a)
Hewlett-Packard Co.                    9,074        105,894
Intel Corp.                           20,170        280,161(h)
International Business
   Machines Corp.                      5,124        299,190
Intuit Inc.                              600         27,318(a)
Jabil Circuit Inc.                       600          8,868(a)
JDS Uniphase Corp.                     3,779          7,361(a)
Kla-Tencor Corp.                         594         16,596(a)
Lexmark International Inc.
   (Class A)                             370         17,390(a)
Linear Technology Corp.                  996         20,637
LSI Logic Corp.                        1,048          6,655(a)
Lucent Technologies Inc.              10,177          7,735(a)
Maxim Integrated Products              1,034         25,602(a)
Mercury Interactive Corp.                269          4,616(a)
Micron Technology Inc.                 1,796         22,217(a)
Microsoft Corp.                       16,310        713,399(a,h)
Millipore Corp.                          182          5,786
Motorola Inc.                          6,797         69,193
National Semiconductor Corp.             577          6,889(a)
NCR Corp.                                303          5,999(a)
Network Appliance Inc.                 1,088          7,975(a)
Novell Inc.                              797          1,674(a)






-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                       NUMBER
                                    OF SHARES         VALUE

Novellus Systems Inc.                    432   $      8,990(a)
Nvidia Corp.                             400          3,424(a)
Oracle Corp.                          16,530        129,926(a,h)
Parametric Technology Corp.              703          1,265(a)
Peoplesoft Inc.                          937         11,591(a)
PerkinElmer Inc.                         322          1,755
PMC - Sierra Inc.                        400          1,552(a)
QLogic Corp.                             300          7,812(a)
Qualcomm Inc.                          2,283         63,056(a)
Rational Software Corp.                  500          2,160(a)
Sanmina-SCI Corp.                      1,384          3,834(a)
Scientific-Atlanta Inc.                  455          5,692
Siebel Systems Inc.                    1,471          8,458(a)
Solectron Corp.                        2,233          4,712(a)
Sun Microsystems Inc.                  9,846         25,501(a)
Sungard Data Systems Inc.                900         17,505(a)
Symbol Technologies Inc.                 750          5,753
Tektronix Inc.                           304          4,995(a)
Tellabs Inc.                           1,316          5,356(a)
Teradyne Inc.                            527          5,059(a)
Texas Instruments Inc.                 5,259         77,675
Thermo Electron Corp.                    489          7,888(a)
Unisys Corp.                             957          6,699(a)
Veritas Software Corp.                 1,189         17,443(a)
Waters Corp.                             400          9,700(a)
Xerox Corp.                            2,182         10,801(a)
Xilinx Inc.                            1,035         16,392(a)
Yahoo Inc.                             1,790         17,130(a)
                                                  2,859,026

MATERIALS -- 2.6%

Air Products & Chemicals Inc.            683         28,693
Alcoa Inc.                             2,529         48,810
Allegheny Technologies Inc.              171          1,183
Ball Corp.                               210         10,582
Bemis Co.                                195          9,633
Boise Cascade Corp.                      204          4,651
Du Pont EI de Nemours & Co.            2,977        107,380
Eastman Chemical Co.                     231          8,817
Ecolab Inc.                              382         15,941
Engelhard Corp.                          430         10,247
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                   399          5,371(a)
Georgia-Pacific Corp.                    731          9,569
Great Lakes Chemical Corp.               205          4,924
Hercules Inc.                            294          2,708(a)
International Flavors &
   Fragrances Inc.                       292          9,300
International Paper Co.                1,482         49,484
Louisiana-Pacific Corp.                  194          1,255
MeadWestvaco Corp.                       561         10,777
Monsanto Co.                             781         11,941
Newmont Mining Corp.                   1,206         33,177
Nucor Corp.                              259          9,816
Pactiv Corp.                             413          6,794(a)
Phelps Dodge Corp.                       288          7,381
PPG Industries Inc.                      505         22,574





                                       NUMBER
                                    OF SHARES         VALUE

Praxair Inc.                             489   $     24,993
Rohm & Haas Co.                          656         20,336
Sealed Air Corp.                         288          4,864(a)
Sigma-Aldrich Corp.                      219         10,790
Temple-Inland Inc.                       154          5,949
The Dow Chemical Co.                   2,747         75,021
United States Steel Corp.                361          4,191
Vulcan Materials Co.                     325         11,752
Weyerhaeuser Co.                         637         27,881
Worthington Industries                   263          4,918
                                                    621,703

TELECOMMUNICATION SERVICES -- 3.5%

Alltel Corp.                             905         36,318
AT&T Corp.                            11,468        137,731
AT&T Wireless Services Inc.            8,205         33,805(a)
BellSouth Corp.                        5,662        103,954
CenturyTel Inc.                          398          8,927
Citizens Communications Co.              900          6,102(a)
Nextel Communications Inc.
   (Class A)                           2,511         18,958(a)
Qwest Communications
   International                       4,754         10,839
SBC Communications Inc.               10,087        202,749
Sprint Corp. - FON Group               2,773         25,290
Sprint Corp. - PCS Group               2,766          5,421(a)
Verizon Communications Inc.            8,234        225,941
                                                    816,035

UTILITIES -- 2.8%

Allegheny Energy Inc.                    400          5,240
Ameren Corp.                             432         17,993
American Electric Power Co. Inc.       1,026         29,251
Calpine Corp.                          1,067          2,635(a)
Centerpoint Energy Inc.                  828          8,288
Cinergy Corp.                            490         15,401
CMS Energy Corp.                         311          2,507
Consolidated Edison Inc.                 664         26,706
Constellation Energy Group Inc.          523         12,965
Dominion Resources Inc./VA               806         40,888
DTE Energy Co.                           517         21,042
Duke Energy Corp.                      2,526         49,383
Dynegy Inc. (Class A)                  1,000          1,160
Edison International                     927          9,270(a)
El Paso Corp.                          1,718         14,208
Entergy Corp.                            651         27,082
Exelon Corp.                             964         45,790
FirstEnergy Corp.                        895         26,752
FPL Group Inc.                           503         27,061
KeySpan Corp.                            392         13,132
Kinder Morgan Inc.                       400         14,180
Mirant Corp.                           1,116          2,466(a)
Nicor Inc.                               186          5,245
NiSource Inc.                            607         10,459
Peoples Energy Corp.                      65          2,190
PG&E Corp.                             1,149         12,938(a)








-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                       NUMBER
                                    OF SHARES         VALUE

Pinnacle West Capital Corp.              279 $        7,745
PPL Corp.                                524         17,051
Progress Energy Inc.                     665         27,179
Public Service Enterprise
   Group Inc.                            601         18,331
Sempra Energy                            632         12,419
TECO Energy Inc.                         500          7,940
The AES Corp.                          1,516          3,805(a)
The Southern Co.                       2,151         61,906
TXU Corp.                                805         33,577
Williams Cos Inc.                      1,437          3,248
Xcel Energy Inc.                       1,265         11,764
                                                    649,197

TOTAL INVESTMENTS IN SECURITIES
   (COST $36,387,490)                            22,628,806



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.7%
--------------------------------------------------------------------------------
MONEY MARKET -- 3.2%

Aim Prime Fund                       123,438        123,438
GEI Short-Term Investment Fund       632,467        632,467(s)
                                                    755,905


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT -- 0.5%

United States Treasury Bills
   1.65%    12/12/02                $110,000        109,638

TOTAL SHORT-TERM INVESTMENTS
   (COST $865,543)                                  865,543


OTHER ASSETS AND LIABILITIES,
   NET 0.1%                                          24,891
                                                -----------


NET ASSETS-- 100%                               $23,519,240
                                                ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE S&P 500 Index Fund had the following long futures contracts open at September 30, 2002:

                               NUMBER       CURRENT
               EXPIRATION        OF        NOTIONAL    UNREALIZED
DESCRIPTION       DATE        CONTRACTS      VALUE    DEPRECIATION
--------------------------------------------------------------------------------

S&P 500      December, 2002      21        $855,750     $(66,095)








------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND

Q&A


Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2002?

A. The GE Global Equity Fund declined 18.89% for Class A shares, 19.48% for Class B shares, 19.50% for Class C shares and 18.65% for Class Y shares for the one-year period ended September 30, 2002. During the same period the fund's benchmark, the MSCI World Index fell 19.18% and our Lipper peer group of 354 Global funds lost an average of 15.28% during the same period.

Q.  WHAT MARKET CONDITIONS AFFECTED FUND PERFORMANCE?

A. The expanding war on terrorism, increasingly strained relations with Middle East suppliers of oil, and impending war with Iraq have combined to stifle already shaken optimism. However, consumers have continued to spend and house prices have held up surprisingly well, plus inflation remains benign, even in an environment where oil prices are artificially high.


Q.  WHICH PARTICULAR STOCKS/ SECTORS SIGNIFICANTLY CONTRIBUTED TO FUND
    PERFORMANCE?

A. Our positioning within healthcare and information technology contributed positively to our performance. Specifically, our investments in Dell Computer and Samsung Electronics performed well. Within healthcare, our positions in Tenet Healthcare and Smith & Nephew drove our positive performance. Some of the largest negative drivers of performance included our positions in companies such as: Electronic Data Systems, French Media group Vivendi Universal and Verizon Communications.

Q.  WHAT MAJOR CHANGES WERE MADE FOR THE PERIOD?

A. Major additions to the portfolio during the year included purchases in U.S. retailer Target, ExxonMobil in the energy sector, and media concern Viacom. During the period we sold positions in French media company Vivendi Universal, U.S. utility Duke Energy, U.S. cable company Comcast Corp. and U.S. financial institution FleetBoston Financial Corp.


Q.  WHAT IS THE OUTLOOK AND HOW IS THE FUND POSITIONED?

A. Indiscriminate selling by investors across regions and sectors created unprecedented opportunities to add the highest quality names to the portfolio. Through this difficult period our proven methodology of searching for undervalued growth stocks has remained unchanged. The portfolio is appropriately positioned for the weak and uneven recovery we anticipate ahead.

                                                           GE GLOBAL EQUITY FUND


----------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
----------------------------------------
  Pfizer Inc.                      2.62%
----------------------------------------
  Johnson & Johnson                2.60%
----------------------------------------
  Colgate-Palmolive Co.            2.40%
----------------------------------------
  Tenet Healthcare Corp.           2.24%
----------------------------------------
  Exxon Mobil Corp.                2.14%
----------------------------------------
  General Mills Inc.               2.13%
----------------------------------------
  PepsiCo. Inc.                    2.10%
----------------------------------------
  Microsoft Corp.                  2.10%
----------------------------------------
  Dell Computer Corp.              2.06%
----------------------------------------
  Federal National Mortgage
    Association                    2.04%
----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of companies in developed and developing countries, including the United States.

LIPPER PERFORMANCE COMPARISON
Global Funds Peer Group
Based on average annual total returns for the periods ended 9/30/02

                                 ONE         FIVE
                                 YEAR        YEAR
                              ---------    ---------
Number of
Funds in
peer group:                      354          164
--------------------------------------------------------------------------------
Peer group
average annual
total return:                 -15.28%       -2.93%
--------------------------------------------------------------------------------
Lipper categories
in peer group: Global Funds

CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES +

[Line graph omitted--plot points as follows:]

                     GE Global Equity Fund                  GE Global Equity Fund w/load                     MSCI World
2/22/93                      10,000.00                                  9,425.00                              10,000.00
9/93                         11,409.58                                 10,753.53                              11,744.40
9/94                         13,038.67                                 12,288.95                              12,632.10
9/95                         14,012.70                                 13,206.97                              14,450.95
9/96                         15,615.16                                 14,717.29                              16,426.54
9/97                         18,553.20                                 17,486.39                              20,387.18
9/98                         16,538.96                                 15,587.97                              20,414.89
9/99                         22,641.01                                 21,339.16                              26,431.90
9/00                         25,912.33                                 24,422.37                              28,588.75
9/01                         18,996.98                                 17,904.65                              20,525.56
9/02                         15,407.98                                 14,522.02                              16,588.44


AVERAGE ANNUAL
TOTAL RETURN

                            ONE     FIVE     SINCE
                           YEAR     YEAR   INCEPTION
                         --------  ------  ---------
GE Global Equity          -18.89%  -3.65%    4.60%
GE Global Equity W/LOAD   -23.55%  -4.78%    3.96%
   MAXIMUM LOAD OF 5.75%
MSCI World                -19.18%  -4.04%    5.42%



CLASS B SHARES

[Line graph omitted--plot points as follows:]

                     GE Global Equity Fund                  GE Global Equity Fund w/load                     MSCI World
12/22/93                     10,000.00                                 10,000.00                              10,000.00
9/94                         10,569.61                                 10,569.61                              10,585.03
9/95                         11,269.36                                 11,269.36                              12,109.13
9/96                         12,464.76                                 12,464.76                              13,764.56
9/97                         14,698.12                                 14,698.12                              17,083.37
9/98                         13,016.52                                 13,016.52                              17,106.59
9/99                         17,683.35                                 17,683.35                              22,148.53
9/00                         20,209.12                                 20,209.12                              23,955.85
9/01                         14,815.81                                 14,815.81                              17,199.33
9/02                         12,016.74                                 12,016.74                              13,900.23



AVERAGE ANNUAL
TOTAL RETURN

                            ONE     FIVE     SINCE
                           YEAR     YEAR   INCEPTION
                         --------  ------  ---------
GE Global Equity          -19.48%  -4.35%    2.12%
GE Global Equity W/LOAD   -22.70%  -4.35%    2.12%
   MAXIMUM LOAD             4.00%   0.00%    0.00%

MSCI World                -19.18%  -4.04%    3.84%



CLASS C SHARES

[Line graph omitted--plot points as follows:]

                     GE Global Equity Fund                  GE Global Equity Fund w/load                     MSCI World
9/30/99                      10,000.00                                 10,000.00                              10,000.00
12/99                        12,106.23                                 12,106.23                              11,686.82
3/00                         12,562.24                                 12,562.24                              11,806.73
6/00                         12,364.93                                 12,364.93                              11,388.17
9/00                         11,356.44                                 11,356.44                              10,816.00
12/00                        10,996.25                                 10,996.25                              10,146.75
3/01                          9,606.41                                  9,606.41                               8,842.64
6/01                          9,633.03                                  9,633.03                               9,065.17
9/01                          8,259.17                                  8,259.17                               7,765.45
12/01                         8,941.65                                  8,941.65                               8,432.54
3/02                          9,021.63                                  9,021.63                               8,461.30
6/02                          8,141.86                                  8,141.86                               7,689.16
9/02                          6,648.92                                  6,648.92                               6,275.92


AVERAGE ANNUAL
TOTAL RETURN

                            ONE       SINCE
                           YEAR     INCEPTION
                         --------   ---------
GE Global Equity          -19.50%    -12.71%
GE Global Equity W/LOAD   -20.30%    -12.71%
   MAXIMUM LOAD             1.00%      0.00%
MSCI World                -19.18%    -14.38%




CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                     GE Global Equity Fund                            MSCI World
11/29/93                     10,000.00                                 10,000.00
9/94                         11,242.92                                 11,100.39
9/95                         12,115.44                                 12,698.69
9/96                         13,534.42                                 14,434.73
9/97                         16,124.78                                 17,915.12
9/98                         14,416.62                                 17,939.47
9/99                         19,779.00                                 23,226.89
9/00                         22,695.98                                 25,122.21
9/01                         16,680.93                                 18,036.73
9/02                         14,678.44                                 14,577.00



AVERAGE ANNUAL
TOTAL RETURN

                            ONE     FIVE     SINCE
                           YEAR     YEAR   INCEPTION
                         --------  ------  ---------
GE Global Equity          -18.65%  -3.39%    3.51%
MSCI World                -19.18%  -4.04%    4.36%





SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                           GE GLOBAL EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE GLOBAL EQUITY FUND

MARKET VALUE OF $36,327 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

United States                           59.4%
Continental Europe                      21.0%
United Kingdom                           7.0%
Japan                                    6.1%
Emerging Asia                            2.5%
Canada                                   1.4%
Pacific Rim                              1.2%
Other Regions                            0.8%
Latin America                            0.6%




                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 93.4%
--------------------------------------------------------------------------------
AUSTRALIA -- 0.7%

Brambles Industries Ltd.              70,908   $    248,368

BRAZIL -- 0.4%

Empresa Brasileira de
   Aeronautica S.A. ADR                8,417        111,946
Petroleo Brasileiro S.A. -
   Petrobras ADR                         519          4,956
Petroleo Brasileiro S.A. -
   Petrobras ADR                       3,139         33,681
                                                    150,583

CANADA -- 1.4%

BCE Inc.                               2,441         43,246
Canadian Pacific Railway Ltd.          4,789         86,323
Petro-Canada                          12,958        380,382
                                                    509,951

CHINA -- 0.5%

China Petroleum & Chemical Corp.
   (Series H)                      1,164,000        186,549

FINLAND -- 0.9%

Sampo Oyj (Series A)                  22,291        146,449
Stora Enso Oyj (Series R)             18,766        181,691
                                                    328,140

FRANCE -- 6.4%

Accor S.A.                             5,792        169,091
Aventis S.A.                           4,063        212,744
AXA                                   11,370        111,544



                                       NUMBER
                                    OF SHARES         VALUE

BNP Paribas                            7,590   $    247,302
Carrefour S.A.                         9,575        384,061
Lagardere S.C.A.                       9,441        361,897
Michelin (C.G.D.E.)                    5,842        164,029
Suez S.A.                              8,149        128,169
TotalFinaElf S.A. (Series B)           3,633        478,084
Vivendi Environnement                  7,039        141,170
Vivendi Universal S.A.                   253          2,837
                                                  2,400,928

GERMANY -- 2.4%

Altana AG                              2,107         76,312
Bayerische Motoren Werke AG            5,102        163,867
Deutsche Bank AG                       4,051        184,301
E.ON AG                                4,327        204,338
MG Technologies AG                     3,087         19,854
Muenchener
   Rueckversicherungs AG                 835         88,013
Schering AG                            3,647        174,748
                                                    911,433

HONG KONG -- 0.5%

Cheung Kong Holdings Ltd.             16,918        106,937
Johnson Electric Hldgs                82,000         82,005
                                                    188,942

IRELAND -- 1.0%

Bank of Ireland                       18,734        183,972
CRH PLC.                              17,990        200,482
                                                    384,454

ISRAEL -- 0.5%

Teva Pharmaceutical
   Industries ADR                      2,884        193,228

ITALY -- 2.4%

ENI-Ente Nazionale
   Idrocarburi SpA                    23,088        316,600
IntesaBci SpA                        100,745        169,203
Riunione Adriatica di
   Sicurta SpA                        23,721        278,644
Telecom Italia SpA                    26,169        130,044
                                                    894,491

JAPAN -- 5.9%

Aiful Corp.                            2,400        138,596
Canon Inc.                             7,000        228,858
Fujitsu Ltd.                           5,000         21,604
Honda Motor Co. Ltd.                   8,000        323,982
Komatsu Ltd.                          52,000        174,707
Minebea Co Ltd.                       32,000        162,188
Murata Manufacturing Co. Ltd.          2,300        117,140
Nissan Motor Co. Ltd.                 29,700        220,551
Sanyo Electric Co. Ltd.               33,000        111,685
Sega Corp.                             4,900         91,572 (a)


--------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                       NUMBER
                                    OF SHARES         VALUE

Sharp Corp.                           17,000  $     163,248
Sony Corp.                             3,200        134,325
Terumo Corp.                           8,000        118,290
Toshiba Corp.                         67,000        204,740
                                                  2,211,486

MEXICO -- 0.2%

Grupo Televisa S.A. ADR                3,093         78,841(a)

NETHERLANDS -- 1.2%

Aegon NV                               2,951         27,697
IHC Caland NV                          2,271        103,207
ING Groep NV                          11,206        155,104
Koninklijke Ahold NV                   2,101         24,887
Koninklijke Philips Electronics NV     8,828        128,208
                                                    439,103

NORWAY -- 0.3%

Statoil ASA                           14,268        108,834

PORTUGAL -- 0.1%

Banco Comercial Portugues S.A.        16,571         35,198

SOUTH AFRICA -- 0.2%

Gold Fields Ltd.                       6,003         77,471

SOUTH KOREA -- 1.2%

Kookmin Bank                           1,906         69,758
Kookmin Bank ADR                         166          5,881
KT Corp.                                 844         37,827
KT Corp. ADR                           1,863         41,321
POSCO                                  1,480        128,911
POSCO ADR                                430          9,279
Samsung Electronics                      590        144,038
                                                    437,015

SPAIN -- 1.3%

Banco Santander Central
   Hispano S.A.                       30,207        154,288
Grupo Ferrovial S.A.                   2,218         54,782
Telefonica S.A.                       34,358        255,938(a)
Telefonica S.A. ADR                      402          8,981(a)
                                                    473,989

SWEDEN -- 1.2%

Assa Abloy AB (Series B)              15,712        152,519
Autoliv Inc. SDR                       7,103        149,392
Nordea AB FDR                          9,895         39,592
Skandinaviska Enskilda Banken
   SEB (Series A)                     14,310        121,932
                                                    463,435





                                       NUMBER
                                    OF SHARES         VALUE

SWITZERLAND -- 2.4%

Credit Suisse Group                    9,569  $     187,361
Nestle S.A.                            1,472        321,127
Novartis AG                            7,036        277,674
Syngenta AG                            2,213        120,546
                                                    906,708

TAIWAN -- 0.7%

Taiwan Semiconductor
   Manufacturing Co. Ltd.            234,400        276,279(a)

UNITED KINGDOM -- 6.8%

Amersham PLC.                          7,481         62,782
Aviva PLC.                            38,847        218,052
BAE Systems PLC.                      96,105        289,717
BHP Billiton PLC.                     75,919        351,641
Compass Group PLC.                    38,462        160,031
Friends Provident PLC.                54,656         90,106
International Power PLC.              34,311         45,252(a)
Invensys PLC.                         69,994         66,763
Kingfisher PLC.                       26,687         86,317
National Grid Group PLC.              31,322        222,042
Prudential PLC.                        3,961         21,114
Reed Elsevier PLC.                     6,171         52,951
Smith & Nephew PLC.                   35,142        211,878
Smiths Group PLC.                      8,183         82,357
Tesco PLC.                            61,598        198,991
Vodafone Group PLC.                  244,839        313,304
Xstrata PLC.                           7,134         71,687(a)
                                                  2,544,985

UNITED STATES -- 54.8%

American Express Co.                  22,961        715,924
American International Group          11,244        615,047
Applied Materials Inc.                25,894        299,076(a)
Bank One Corp.                        17,293        646,758
Cardinal Health Inc.                  11,055        687,621
Cisco Systems Inc.                    36,126        378,600(a)
Citigroup Inc.                        18,263        541,498
Colgate-Palmolive Co.                 16,173        872,533
Dell Computer Corp.                   31,784        747,242(a)
Emerson Electric Co.                  13,701        602,022
Exxon Mobil Corp.                     24,378        777,658
Federal National Mortgage
   Association                        12,469        742,404
First Data Corp.                      22,232        621,384
General Mills Inc.                    17,386        772,286
Home Depot Inc.                       23,417        611,184
Intel Corp.                           28,371        394,073
International Business
   Machines Corp.                      8,050        470,040
Johnson & Johnson                     17,481        945,372
Marsh & McLennan Cos. Inc.            14,551        605,904
Merck & Co. Inc.                      13,417        613,291
Microsoft Corp.                       17,443        762,957(a)


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002



                                       NUMBER
                                    OF SHARES         VALUE

Omnicom Group                          8,976   $    499,784
PepsiCo. Inc.                         20,673        763,867
Pfizer Inc.                           32,746        950,289
Schlumberger Ltd.                     11,528        443,367
SPDR Trust Series 1                    8,135        665,362
Target Corp.                          19,276        569,028
Tenet Healthcare Corp.                16,441        813,830(a)
United Technologies Corp.             11,029        623,028
Verizon Communications Inc.           16,819        461,513
Viacom Inc. (Class B)                 17,197        697,338(a)
Wal-Mart Stores Inc.                  11,433        562,960
                                                 20,473,240

TOTAL COMMON STOCK
   (COST $46,563,821)                            34,923,651



--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.8%
--------------------------------------------------------------------------------

GERMANY -- 0.8%

Fresenius Medical Care AG                178          3,023
Henkel KGaA                            2,444        157,670
Porsche AG                               381        154,328
                                                    315,021

TOTAL PREFERRED STOCK
   (COST $310,246)                                  315,021


TOTAL INVESTMENTS IN SECURITIES
   (COST $46,874,067)                            35,238,672




                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.0%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $1,088,260)               1,088,260    $ 1,088,260(s)


OTHER ASSETS AND LIABILITES,
   NET 2.8%                                       1,028,610
                                                -----------


NET ASSETS-- 100%                               $37,355,542
                                                ===========


--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The GE Global Equity Fund was invested in the following sectors at September 30, 2002:

                                             PERCENTAGE (BASED
SECTOR                                        ON MARKET VALUE)
--------------------------------------------------------------------------------
Financials                                            18.30%
Consumer - Discretionary                              15.57%
Healthcare                                            14.70%
Information Technology                                11.13%
Consumer - Staples                                     9.62%
Industrials                                            9.53%
Energy                                                 7.52%
Telecommunication Services                             3.56%
Materials                                              3.20%
Short Term                                             3.00%
Utilities                                              2.04%
Miscellaneous                                          1.83%
                                                     -------
                                                     100.00%
                                                     =======


-----------------

See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND
Q&A



Q. HOW DID THE GE INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2002?

A. The GE International Equity Fund declined 20.28% for Class A shares, 20.84% for Class B shares, 20.91% for Class C shares, and 20.05% for Class Y shares during the one-year period ended September 30, 2002. The Fund trailed both the MSCI EAFE benchmark, which fell by 15.53%, and its Lipper peer group of 912 International Funds, which lost 13.53% during the same period.

Q.  HOW DID MARKET CONDITIONS AFFECT FUND PERFORMANCE?

A. The performance of the portfolio was affected by three major external factors -- a global economic slowdown that has lasted for several quarters; a loss of confidence in management and business practices; and, more recently, the threat of war with Iraq. However, consumers continued to spend at a reasonable level and house prices have held up surprisingly well, plus inflation remains benign, even in an environment where oil prices are artificially high.

Q.  WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE?

A. Within the portfolio, an overweight position in insurance stocks and a reduced weighting in tobacco and alcohol stocks proved costly. However, holdings in information technology and energy stocks made positive contributions. Individually, Vivendi Universal (France - media) was the worst performing stock while Samsung Electronic (Korea - IT) was the best.

Q.  WHAT MAJOR CHANGES TOOK PLACE IN THE FUND?

A. After placing a substantial weighting in the French media giant Vivendi Universal, the company's performance and management proved disappointing, and we eventually sold our position. The Fund's weighting in financials issues, especially our overweight position in insurance company stocks, has been reduced over the last 12 months. Our enthusiasm for this sector has been based on the potential for greater savings and investment in Continental Europe. However, the confluence of major events, such as terrorism, asbestos claims, European floods, and the rapid decline of global equity prices has put undue pressure on these stocks. We also added several top-quality stocks, including Swiss companies Nestle (food) and Novartis (healthcare) and Smith and Nephew (United Kingdom - healthcare).

Q.  WHAT IS YOUR OUTLOOK FOR THE YEAR AHEAD AND HOW IS THE FUND POSITIONED?

A. Indiscriminate selling across regions and sectors has offered unprecedented opportunities to add the highest quality names to our portfolio at very attractive prices. Through this difficult period our proven methodology of searching for undervalued growth stocks has remained unchanged. We believe our portfolio is appropriately positioned for the weak and uneven recovery we anticipate in the months ahead.

                                                    GE INTERNATIONAL EQUITY FUND



--------------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
--------------------------------------------
  TotalFinaElf S.A. (Series B)         3.08%
--------------------------------------------
  Carrefour S.A.                       2.49%
--------------------------------------------
  Petro-Canada                         2.47%
--------------------------------------------
  Lagardere S.C.A.                     2.34%
--------------------------------------------
  BHP Billiton PLC.                    2.28%
--------------------------------------------
  Nestle S.A.                          2.06%
--------------------------------------------
  ENI-Ente Nazionale Idrocarburi SpA   2.05%
--------------------------------------------
  Honda Motor Co. Ltd.                 2.04%
--------------------------------------------
  Vodafone Group PLC.                  2.03%
--------------------------------------------
  BAE Systems PLC.                     1.83%
--------------------------------------------

 INVESTMENT PROFILE
 A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of companies in developed and developing countries other than the United States.


LIPPER PERFORMANCE COMPARISON

International Funds Peer Group

Based on average annual total returns for the periods ended 9/30/02

                       ONE        FIVE
                       YEAR       YEAR
                    ---------  ---------
Number of
Funds in
peer group:            912         451
--------------------------------------------------------------------------------
Peer group
average annual
total return:      -13.53%      -4.77%
--------------------------------------------------------------------------------
Lipper categories
in peer group: International, Canadian,
International Small Cap

CHANGE IN VALUE OF A $10,000 INVESTMENT


CLASS A SHARES+

[Line graph omitted--plot points as follows:]

                 GE International Equity Fund            GE International Equity Fund w/load                  MSCI EAFE
3/2/94                       10,000.00                                  9,425.00                              10,000.00
9/94                         10,126.66                                  9,544.37                              10,067.77
9/95                         10,649.18                                 10,036.85                              10,650.85
9/96                         11,877.76                                 11,194.79                              11,568.28
9/97                         14,109.82                                 13,298.51                              12,976.37
9/98                         12,881.56                                 12,140.87                              11,894.26
9/99                         16,163.49                                 15,234.09                              15,576.00
9/00                         17,861.12                                 16,834.10                              16,071.31
9/01                         12,262.71                                 11,557.60                              11,460.41
9/02                          9,775.60                                  9,213.50                               9,680.74

AVERAGE ANNUAL
TOTAL RETURN

                          ONE        FIVE       SINCE
                          YEAR       YEAR     INCEPTION
                        --------   --------   ---------
GE International
   Equity               -20.28%     -7.08%     -0.26%
GE International
   Equity  W/LOAD       -24.84%     -8.17%     -0.95%
   MAXIMUM LOAD OF 5.75%
MSCI EAFE               -15.53%     -5.69%     -0.38%




CLASS B SHARES

[Line graph omitted--plot points as follows:]

                 GE International Equity Fund            GE International Equity Fund w/load                  MSCI EAFE
3/2/94                       10,000.00                                 10,000.00                              10,000.00
9/94                         10,086.65                                 10,086.65                              10,067.77
9/95                         10,523.58                                 10,523.58                              10,650.85
9/96                         11,658.03                                 11,658.03                              11,568.28
9/97                         13,740.18                                 13,740.18                              12,976.37
9/98                         12,450.08                                 12,450.08                              11,894.26
9/99                         15,508.24                                 15,508.24                              15,576.00
9/00                         17,084.42                                 17,084.42                              16,071.31
9/01                         11,729.46                                 11,729.46                              11,460.41
9/02                          9,350.51                                  9,350.51                               9,680.74


AVERAGE ANNUAL
TOTAL RETURN

                          ONE        FIVE       SINCE
                          YEAR       YEAR     INCEPTION
                        --------   --------   ---------
GE International
   Equity               -20.84%     -7.78%      -0.78%
GE International
   Equity  W/LOAD       -24.01%     -7.78%      -0.78%
   MAXIMUM LOAD           4.00%      0.00%       0.00%
MSCI EAFE               -15.53%     -5.69%      -0.38%



CLASS C SHARES

[Line graph omitted--plot points as follows:]

                 GE International Equity Fund            GE International Equity Fund w/load                  MSCI EAFE
9/30/99                      10,000.00                                 10,000.00                              10,000.00
12/99                        12,131.75                                 12,131.75                              11,698.48
3/00                         12,561.62                                 12,561.62                              11,686.13
6/00                         12,364.60                                 12,364.60                              11,223.26
9/00                         10,967.54                                 10,967.54                              10,318.00
12/00                        10,465.59                                 10,465.59                              10,041.13
3/01                          9,063.05                                  9,063.05                               8,662.24
6/01                          9,029.66                                  9,029.66                               8,548.13
9/01                          7,473.51                                  7,473.51                               7,357.74
12/01                         8,021.17                                  8,021.17                               7,870.85
3/02                          8,001.13                                  8,001.13                               7,910.86
6/02                          7,680.56                                  7,680.56                               7,743.19
9/02                          5,910.69                                  5,910.69                               6,215.16


AVERAGE ANNUAL
TOTAL RETURN

                              ONE           SINCE
                              YEAR        INCEPTION
                            --------      ---------
GE International Equity     -20.91%        -16.06%
GE International Equity
   W/LOAD                   -21.70%        -16.06%
   MAXIMUM LOAD               1.00%          0.00%
MSCI EAFE                   -15.53%        -14.66%



CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                 GE International Equity Fund                          MSCI EAFE
3/2/94                       10,000.00                                 10,000.00
9/94                         10,146.67                                 10,067.77
9/95                         10,699.89                                 10,650.85
9/96                         11,980.87                                 11,568.28
9/97                         14,276.37                                 12,976.37
9/98                         13,085.30                                 11,894.26
9/99                         16,450.90                                 15,576.00
9/00                         18,223.23                                 16,071.31
9/01                         12,534.12                                 11,460.41
9/02                         10,020.43                                  9,680.74

AVERAGE ANNUAL
TOTAL RETURN

                          ONE        FIVE       SINCE
                          YEAR       YEAR     INCEPTION
                        --------   --------   ---------
GE International
   Equity               -20.05%     -6.83%      0.02%
MSCI EAFE               -15.53%     -5.69%     -0.38%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE INTERNATIONAL EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE INTERNATIONAL EQUITY FUND

MARKET VALUE OF $42,113 (IN THOUSANDS)


[Pie chart omitted--plot points as follows:]

Continental Europe                 48.7%
United Kingdom                     16.2%
Japan                              14.0%
Short-Term                          6.2%
Emerging Asia                       5.6%
Canada                              3.3%
Pacific Rim                         2.8%
Other Regions                       1.7%
Latin America                       1.5%




                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 84.1%
--------------------------------------------------------------------------------
AUSTRALIA -- 1.5%

Brambles Industries Ltd.             194,063   $    679,739

BRAZIL -- 0.9%

Empresa Brasileira de
   Aeronautica S.A. ADR               23,493        312,457
Petroleo Brasileiro S.A. -
   Petrobras ADR                       1,353         12,921
Petroleo Brasileiro S.A. -
   Petrobras ADR                       7,528         80,775
                                                    406,153

CANADA -- 3.0%

BCE Inc.                               6,547        115,989
Canadian Pacific Railway Ltd.         13,021        234,708
Petro-Canada                          35,443      1,040,430
                                                  1,391,127

CHINA -- 1.1%

China Petroleum &
   Chemical Corp.                  3,022,000        484,323

FINLAND -- 1.9%

Sampo Oyj (Series A)                  58,168        382,156
Stora Enso Oyj (Series R)             49,699        481,181
                                                    863,337

FRANCE -- 14.1%

Accor S.A.                            15,305        446,813
Aventis S.A.                          11,197        586,290
AXA                                   29,271        287,159
BNP Paribas                           20,776        676,936




                                       NUMBER
                                    OF SHARES         VALUE

Carrefour S.A.                        26,125  $   1,047,894
Lagardere S.C.A.                      25,759        987,406
Michelin (C.G.D.E.)                   16,143        453,256
Suez S.A.                             21,104        331,927
TotalFinaElf S.A. (Series B)           9,871      1,298,974
Vivendi Environnement                 18,841        377,864
                                                  6,494,519

GERMANY -- 5.3%

Altana AG                              5,434        196,810
Bayerische Motoren Werke AG           14,152        454,538
Deutsche Bank AG                      11,167        508,044
E.ON AG                               11,484        542,321
MG Technologies AG                     7,420         47,722
Muenchener
   Rueckversicherungs AG               2,269        239,163
Schering AG                            9,649        462,337
                                                  2,450,935

HONG KONG -- 1.1%

Cheung Kong Holdings Ltd.             45,277        286,190
Johnson Electric Hldgs               207,600        207,612
                                                    493,802

IRELAND -- 2.2%

Bank of Ireland                       49,059        481,770
CRH PLC.                              49,363        550,105
                                                  1,031,875

ISRAEL -- 1.1%

Teva Pharmaceutical
   Industries ADR                      7,629        511,143

ITALY -- 5.3%

ENI-Ente Nazionale
   Idrocarburi SpA                    63,072        864,890
IntesaBci SpA                        277,091        465,378
Riunione Adriatica di
   Sicurta SpA                        63,994        751,720
Telecom Italia SpA                    69,137        343,569
                                                  2,425,557

JAPAN -- 12.8%

Aiful Corp.                            6,150        355,153
Canon Inc.                            20,000        653,879
Fujitsu Ltd.                          17,000         73,455
Honda Motor Co. Ltd.                  21,200        858,553
Komatsu Ltd.                         135,000        453,567
Minebea Co Ltd.                       84,000        425,744
Murata Manufacturing Co. Ltd.          6,000        305,582
Nissan Motor Co. Ltd.                 80,400        597,048
Sanyo Electric Co. Ltd.               89,000        301,212
Sega Corp.                            12,700        237,339(a)
Sharp Corp.                           43,000        412,922

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002



                                       NUMBER
                                    OF SHARES         VALUE

Sony Corp.                             8,900   $    373,590
Terumo Corp.                          20,600        304,596
Toshiba Corp.                        177,000        540,880
                                                  5,893,520

MEXICO -- 0.4%

Grupo Televisa S.A. ADR                7,989        203,640(a)

NETHERLANDS -- 2.5%

Aegon NV                               7,916         74,296
IHC Caland NV                          5,890        267,675
ING Groep NV                          30,962        428,551
Koninklijke Ahold NV                   4,972         58,896
Koninklijke Philips
   Electronics NV                     23,034        334,520
                                                  1,163,938

NORWAY -- 0.7%

Statoil ASA                           39,264        299,499

PORTUGAL -- 0.2%

Banco Comercial Portugues S.A.        40,139         85,259

SOUTH AFRICA -- 0.4%

Gold Fields Ltd.                      15,830        204,292

SOUTH KOREA -- 2.5%

Kookmin Bank                           4,846        177,360
Kookmin Bank ADR                         434         15,377
KT Corp.                               1,351         60,550
KT Corp. ADR                           5,856        129,886
POSCO                                  4,050        352,764
POSCO ADR                                957         20,652
Samsung Electronics                    1,560        380,846
                                                  1,137,435

SPAIN -- 2.8%

Banco Santander Central
   Hispano S.A.                       80,226        409,770
Grupo Ferrovial S.A.                   5,919        146,192
Telefonica S.A.                       94,157        701,389(a)
Telefonica S.A. ADR                    1,171         26,160(a)
                                                  1,283,511

SWEDEN -- 2.6%

Assa Abloy AB (Series B)              40,748        395,548
Autoliv Inc. SDR                      18,588        390,946
Nordea AB FDR                         23,384         93,564
Skandinaviska Enskilda Banken
   SEB (Series A)                     37,002        315,284
                                                  1,195,342




                                       NUMBER
                                    OF SHARES         VALUE

SWITZERLAND -- 5.3%

Credit Suisse Group                   25,296   $    495,294
Nestle S.A.                            3,973        866,738
Novartis AG                           18,970        748,647
Syngenta AG                            5,638        307,111
                                                  2,417,790

TAIWAN -- 1.6%

Taiwan Semiconductor
   Manufacturing Co. Ltd.            613,083        722,619(a)

UNITED KINGDOM -- 14.8%

Amersham PLC.                         19,231        161,390
Aviva PLC.                           107,100        601,164
BAE Systems PLC.                     255,682        770,777
BHP Billiton PLC.                    207,192        959,671
Compass Group PLC.                   102,266        425,505
Friends Provident PLC.               140,185        231,110
International Power PLC.              88,830        117,156(a)
Invensys PLC.                        180,725        172,382
Kingfisher PLC.                       72,920        235,853
National Grid Group PLC.              82,764        586,714
Prudential PLC.                        9,691         51,658
Reed Elsevier PLC.                    16,144        138,525
Smith & Nephew PLC.                   92,933        560,310
Smiths Group PLC.                     21,297        214,340
Tesco PLC.                           170,586        551,075
Vodafone Group PLC.                  669,248        856,391
Xstrata PLC.                          18,456        185,456(a)
                                                  6,819,477

TOTAL COMMON STOCK
   (COST $53,185,902)                            38,658,832



--------------------------------------------------------------------------------
PREFERRED STOCK -- 1.9%
--------------------------------------------------------------------------------

GERMANY -- 1.9%

Fresenius Medical Care AG                504          8,559
Henkel KGaA                            6,489        418,626
Porsche AG                             1,062        430,173

TOTAL PREFERRED STOCK
   (COST $863,019)                                  857,358


TOTAL INVESTMENT IN SECURITIES
   (COST $54,048,921)                            39,516,190





-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.7%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $2,597,041)               2,597,041   $  2,597,041(s)


OTHER ASSETS AND LIABILITIES,
   NET 8.3%                                       3,835,167
                                                -----------


NET ASSETS-- 100%                               $45,948,398
                                                ===========



--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The GE International Equity Fund was invested in the following sectors at September 30, 2002:

                                               PERCENTAGE (BASED
SECTOR                                          ON MARKET VALUE)
--------------------------------------------------------------------------------
Financial                                             17.60%
Consumer - Discretionary                              17.29%
Industrials                                           10.17%
Energy                                                 9.69%
Healthcare                                             8.41%
Materials                                              7.38%
Consumer - Staples                                     6.98%
Information Technology                                 6.36%
Short Term                                             6.17%
Telecommunication Services                             5.30%
Utilities                                              4.65%
                                                     -------
                                                     100.00%
                                                     =======



----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE EUROPE EQUITY FUND
Q&A



Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2002?

A. The GE Europe Equity Fund declined by 19.24% for Class A shares, 19.84% for Class B shares, 19.62% for Class C shares and 19.08% for Class Y shares for the one-year period ended September 30, 2002. During the same period the MSCI Europe Index returned -18.97% and our Lipper peer group of 182 European funds lost 17.17%.

Q.  WHAT MARKET CONDITIONS AFFECTED FUND PERFORMANCE?

A. The expanding war on terrorism, increasingly strained relations with Middle East suppliers of oil, and impending war with Iraq have combined to stifle already shaken optimism. However, consumers have continued to buy and house prices have held up surprisingly well, plus inflation remains benign, even in an environment where oil prices are artificially high.

Q. WHICH PARTICULAR STOCKS AND SECTORS SIGNIFICANTLY CONTRIBUTED TO FUND PERFORMANCE?

A. During the 12-month period our holdings within energy and materials made a positive contribution to performance. Specifically, energy companies Statoil and ENI and Imerys, Smurfit, MG and BHP Billiton within the materials group proved to be beneficial to the Fund. Our positioning in consumer staples and consumer discretionary stocks generally detracted from performance. Among those stocks that hurt our returns were the retailer Ahold and media giant Vivendi Universal.

Q.  WHAT MAJOR CHANGES WERE MADE TO THE FUND DURING THE PERIOD?

A. The Fund's weighting in consumer discretionary stocks, especially our position in media issues, has been reduced over the last 12 months. This change was primarily driven by the elimination of our holdings in Vivendi Universal and JC Decaux, both French based media entities and Fox Kids Europe, a Dutch based children's programming entity.

Q.  WHAT IS THE OUTLOOK AND HOW IS THE FUND POSITIONED?

A. Indiscriminate selling by investors across regions and sectors created unprecedented opportunities to add the highest quality names to the portfolio. Through this difficult period our proven methodology of searching for undervalued growth stocks has remained unchanged. The portfolio is appropriately positioned for the weak and uneven recovery we anticipate ahead.

                                                           GE EUROPE EQUITY FUND


----------------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
----------------------------------------------
  TotalFinaElf S.A. (Series B)           4.06%
----------------------------------------------
  ENI-Ente Nazionale Idrocarburi SpA     3.34%
----------------------------------------------
  Aventis S.A.                           3.12%
----------------------------------------------
  Imerys S.A.                            2.77%
----------------------------------------------
  Vodafone Group PLC.                    2.68%
----------------------------------------------
  Novartis AG                            2.57%
----------------------------------------------
  Carrefour S.A.                         2.56%
----------------------------------------------
  Nestle S.A.                            2.17%
----------------------------------------------
  Lagardere S.C.A.                       2.06%
----------------------------------------------
  Statoil ASA                            1.97%
----------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of issuers located in developed European countries.

LIPPER PERFORMANCE COMPARISON

Europe Peer Group

Based on average annual total returns for the period ended 9/30/02

                                  ONE
                                 YEAR
                               ---------
Number of
Funds in
peer group:                       182
--------------------------------------------------------------------------------
Peer group
average annual
total return:                  -17.17%
--------------------------------------------------------------------------------
Lipper categories
in peer group: Europe



CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES +

[Line graph omitted--plot points as follows:]

                     GE Europe Equity Fund                  GE Europe Equity Fund w/load                     MSCI Europe
1/29/99                      10,000.00                                  9,425.00                              10,000.00
3/99                          9,620.00                                  9,066.85                               9,852.53
6/99                          9,670.00                                  9,113.98                               9,821.86
9/99                          9,930.00                                  9,359.03                               9,936.61
12/99                        12,756.07                                 12,022.59                              11,664.60
3/00                         14,476.33                                 13,643.94                              11,674.11
6/00                         13,993.45                                 13,188.82                              11,305.16
9/00                         12,705.77                                 11,975.19                              10,478.86
12/00                        13,026.01                                 12,277.02                              10,685.79
3/01                         10,961.91                                 10,331.60                               9,026.21
6/01                         10,600.40                                  9,990.88                               8,811.77
9/01                          8,722.88                                  8,221.32                               7,751.86
12/01                         9,571.71                                  9,021.33                               8,532.47
3/02                          9,419.59                                  8,877.96                               8,523.42
6/02                          9,197.26                                  8,668.42                               8,139.72
9/02                          7,044.22                                  6,639.17                               6,281.24


AVERAGE ANNUAL
TOTAL RETURN

                               ONE       SINCE
                               YEAR    INCEPTION
                              ------   ---------
GE Europe Equity             -19.24%     -9.10%
GE Europe Equity W/LOAD      -23.92%    -10.56%
   MAXIMUM LOAD OF 5.75%
MSCI Europe                  -18.97%    -11.91%



CLASS B SHARES

[Line graph omitted--plot points as follows:]

                     GE Europe Equity Fund                  GE Europe Equity Fund w/load                     MSCI Europe
1/29/99                      10,000.00                                 10,000.00                              10,000.00
3/99                          9,610.00                                  9,610.00                               9,852.53
6/99                          9,640.00                                  9,640.00                               9,821.86
9/99                          9,880.00                                  9,880.00                               9,936.61
12/99                        12,668.68                                 12,668.68                              11,664.60
3/00                         14,351.16                                 14,351.16                              11,674.11
6/00                         13,850.43                                 13,850.43                              11,305.16
9/00                         12,548.51                                 12,548.51                              10,478.86
12/00                        12,846.62                                 12,846.62                              10,685.79
3/01                         10,788.84                                 10,788.84                               9,026.21
6/01                         10,416.81                                 10,416.81                               8,811.77
9/01                          8,556.67                                  8,556.67                               7,751.86
12/01                         9,370.48                                  9,370.48                               8,532.47
3/02                          9,196.09                                  9,196.09                               8,523.42
6/02                          8,963.57                                  8,963.57                               8,139.72
9/02                          6,859.28                                  6,790.28                               6,281.24



AVERAGE ANNUAL
TOTAL RETURN

                               ONE       SINCE
                               YEAR    INCEPTION
                             -------   ---------
GE Europe Equity             -19.84%     -9.76%
GE Europe Equity W/LOAD      -23.04%     -9.97%
   MAXIMUM LOAD                4.00%      1.00%
MSCI Europe                  -18.97%    -11.91%




CLASS C SHARES

[Line graph omitted--plot points as follows:]

                     GE Europe Equity Fund                  GE Europe Equity Fund w/load                     MSCI Europe
9/30/99                      10,000.00                                 10,000.00                              10,000.00
12/99                        12,816.29                                 12,816.29                              11,739.01
3/00                         14,526.48                                 14,526.48                              11,748.58
6/00                         14,017.50                                 14,017.50                              11,377.27
9/00                         12,704.31                                 12,704.31                              10,545.70
12/00                        12,977.51                                 12,977.51                              10,753.96
3/01                         10,895.43                                 10,895.43                               9,083.79
6/01                         10,516.87                                 10,516.87                               8,867.98
9/01                          8,624.07                                  8,624.07                               7,801.31
12/01                         9,452.17                                  9,452.17                               8,586.90
3/02                          9,274.72                                  9,274.72                               8,577.79
6/02                          9,061.78                                  9,061.78                               8,191.65
9/02                          6,932.38                                  6,932.38                               6,321.31



AVERAGE ANNUAL
TOTAL RETURN

                               ONE       SINCE
                               YEAR    INCEPTION
                             -------   ---------
GE Europe Equity             -19.62%    -11.49%
GE Europe Equity W/LOAD      -20.42%    -11.49%
   MAXIMUM LOAD                1.00%      0.00%
MSCI Europe                  -18.97%    -14.18%



CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                     GE Europe Equity Fund                           MSCI Europe
1/29/99                      10,000.00                                 10,000.00
3/99                          9,630.00                                  9,852.53
6/99                          9,680.00                                  9,821.86
9/99                          9,940.00                                  9,936.61
12/99                        12,781.85                                 11,664.60
3/00                         14,514.30                                 11,674.11
6/00                         14,040.90                                 11,305.16
9/00                         12,761.70                                 10,478.86
12/00                        13,093.67                                 10,685.79
3/01                         11,028.09                                  9,026.21
6/01                         10,666.32                                  8,811.77
9/01                          8,787.46                                  7,751.86
12/01                         9,649.79                                  8,532.47
3/02                          9,485.24                                  8,523.42
6/02                          9,273.67                                  8,139.72
9/02                          7,110.99                                  6,281.24


AVERAGE ANNUAL
TOTAL RETURN

                               ONE       SINCE
                               YEAR    INCEPTION
                             -------   ---------
GE Europe Equity             -19.08%     -8.87%
MSCI Europe                  -18.97%    -11.91%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                           GE EUROPE EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE EUROPE EQUITY FUND

MARKET VALUE OF $9,111 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Europe                                97.8%
Short Term                             2.2%




                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.1%
--------------------------------------------------------------------------------

AUSTRIA -- 0.7%

Erste Bank der Oesterreichischen
   Sparkassen AG                       1,078   $     67,096

BELGIUM -- 0.7%

KBC Bancassurance Holding              1,769         55,646
Solvay S.A.                              164          9,697
                                                     65,343

DENMARK -- 2.0%

Danisco A/S                            2,356         82,103
Jyske Bank                             4,062        100,222
                                                    182,325

FINLAND -- 1.7%

Sampo Oyj (Series A)                  10,555         69,345
Stora Enso Oyj (Series R)              8,512         82,412
                                                    151,757

FRANCE -- 23.3%

Accor S.A.                             1,781         51,994
Aventis S.A.                           5,422        283,903
AXA                                    8,383         82,240
BNP Paribas                            3,869        126,062
Carrefour S.A.                         5,825        233,645
Credit Agricole S.A.                   7,791        119,767
Eiffage                                  684         52,709
Imerys S.A.                            2,172        252,135
Lagardere S.C.A.                       4,908        188,136
Michelin (C.G.D.E.)                    3,152         88,500
Renault S.A.                           2,193         94,441





                                       NUMBER
                                    OF SHARES         VALUE

STMicroelectronics NV                  4,415  $      59,364
Thomson Multimedia S.A.                  548          8,630(a)
TotalFinaElf S.A. (Series B)           2,811        369,913
Vivendi Environnement                  5,048        101,240
                                                  2,112,679

GERMANY -- 8.1%

Altana AG                              1,356         49,112
AMB Generali Holding AG                  329         16,187
Bayerische Motoren Werke AG            2,501         80,328
Deutsche Bank AG                       2,143         97,496
Deutsche Boerse AG                       360         12,021
E.ON AG                                2,971        140,303
Epcos AG                               1,548         10,996
Infineon Technologies AG               3,546         19,653(a)
MG Technologies AG                     1,437          9,242
Muenchener
   Rueckversicherungs AG                 506         53,335
Porsche AG                               123         49,822
Schering AG                            3,104        148,730
Wella AG                               1,112         47,361
                                                    734,586

GREECE -- 2.0%

Coca Cola Hellenic
   Bottling Co. S.A.                   8,240        120,482
Greek Organization of Football
   Prognostics S.A.                    6,760         64,782
                                                    185,264

IRELAND -- 5.2%

Anglo Irish Bank Corp. PLC.           16,944        101,276
Bank of Ireland                       11,743        115,319
CRH PLC.                              10,976        122,317
Jurys Doyle Hotel Group PLC.           7,765         57,919
Ryanair Holdings PLC. ADR              1,996         67,644(a)
Smurfit Stone Container Corp.            184          2,343
                                                    466,818

ITALY -- 8.5%

Banco Popolare di Verona e
   Novara Scrl                         5,950         67,894
ENI-Ente Nazionale
   Idrocarburi SpA                    22,164        303,929
IntesaBci SpA                         77,151        129,576
Riunione Adriatica di
   Sicurta SpA                        13,177        154,787
Telecom Italia SpA                    22,724        112,924
                                                    769,110

NETHERLANDS -- 5.3%

Aegon NV                               1,193         11,197
ASM International NV                   3,715         32,298(a)
IHC Caland NV                          2,407        109,388
ING Groep NV                           7,807        108,058



-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE EUROPE EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                       NUMBER
                                    OF SHARES         VALUE

Koninklijke Ahold NV                   5,216   $     61,786
Koninklijke Philips
   Electronics NV                      6,309         91,625
Vodafone Libertel NV                   7,890         63,139(a)
                                                    477,491

NORWAY -- 3.2%

Gjensidige NOR ASA                     3,720        113,753(a)
Statoil ASA                           23,539        179,551
                                                    293,304

PORTUGAL -- 0.7%

Banco Comercial Portugues S.A.        14,574         30,957
BPI-SGPS S.A.                         18,015         35,596
                                                     66,553

SPAIN -- 6.8%

Acerinox S.A.                          2,032         62,474
Banco Santander Central
   Hispano S.A.                       22,245        113,621
Corp. Mapfre S.A.                      2,663         14,996
Grupo Ferrovial S.A.                   5,652        139,597
Indra Sistemas S.A.                    1,557          8,583
Promotora de Informaciones
   S.A. (PRISA)                        1,264          7,742
Recoletos Grupo de
   Comunicacion S.A.                  27,325        110,683
Telefonica S.A.                       20,799        154,935(a)
                                                    612,631

SWEDEN -- 2.5%

Assa Abloy AB (Series B)              11,510        111,729
Nordea AB FDR                         13,351         53,420
Skandinaviska Enskilda Banken
   SEB (Series A)                      7,601         64,766
                                                    229,915

SWITZERLAND -- 7.0%

Credit Suisse Group                    5,193        101,679
Kaba Holdings AG                         213         41,850
Nestle S.A.                              907        197,869
Novartis AG                            5,922        233,710
Syngenta AG                            1,186         64,603
                                                    639,711

UNITED KINGDOM -- 20.4%

Amersham PLC.                          5,618         47,147
Aviva PLC.                            25,516        143,224
BAE Systems PLC.                      57,020        171,892
BHP Billiton PLC.                     32,553        150,779
Brambles Industries PLC.              24,882         80,869
Compass Group PLC.                    15,733         65,461



                                       NUMBER
                                    OF SHARES         VALUE

Friends Provident PLC.                24,950   $     41,133
HIT Entertainment PLC.                26,292         91,231
Invensys PLC.                         33,914         32,348
John Wood Group PLC.                  30,160         88,434
Kingfisher PLC.                       13,710         44,344
Matalan PLC.                          26,513         64,628
Mayflower Corp. PLC.                  14,897         10,577
National Grid Group PLC.              16,257        115,246
Prudential PLC.                        4,445         23,694
Reed Elsevier PLC.                     3,671         31,499
Scottish Power PLC.                    3,955         21,408
Smith & Nephew PLC.                   22,700        136,863
Smiths Group PLC.                      6,428         64,694
Tesco PLC.                            33,630        108,641
Vodafone Group PLC.                  190,496        243,765
William Hill PLC.                      7,471         26,510
Xstrata PLC.                           4,874         48,979(a)
                                                  1,853,366

TOTAL INVESTMENTS IN SECURITIES
   (COST $11,623,652)                             8,907,949



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.2%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $203,149)                   203,149        203,149(s)


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.3)%                                       (26,396)
                                                 -----------


NET ASSETS-- 100%                                $9,084,702
                                                 ===========



--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


The GE Europe Equity Fund was invested in the following sectors at September 30, 2002:

                                               PERCENTAGE (BASED
SECTOR                                         ON MARKET VALUE)
--------------------------------------------------------------------------------
Financial                                             24.41%
Consumer - Discretionary                              13.49%
Energy                                                10.34%
Healthcare                                             9.87%
Industrials                                            9.58%
Consumer - Staples                                     9.35%
Basic Materials                                        8.83%
Telecommunication                                      6.31%
Utilities                                              4.15%
Short Term                                             2.23%
Information Technology                                 1.44%
                                                     -------
                                                     100.00%
                                                     =======



-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE PREMIER GROWTH EQUITY FUND

Q&A




Q. HOW DID THE GE PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2002?

A. The GE Premier Growth Equity Fund declined 15.97% for Class A shares, 16.61% for Class B shares, 16.66% for Class C shares, and 15.78% for Class Y shares for the one-year period ended September 30, 2002. This compares to a decline of 20.49% for the Fund's broad benchmark index the Standard & Poor's 500, and a decline of 20.41% for our Lipper peer group of 909 Large Cap Core funds.

Q.  WHAT FACTORS DROVE THE FUND'S PERFORMANCE FOR THE PERIOD?

A. The one-year period got off to a challenging start stemming from the events of September 11, 2001. The terrorist attacks and subsequent economic shocks to the U.S. economy are evident in the financial returns of the market. Additional concerns such as corporate governance issues and increasing global tensions also contributed to the period's problems.

Q.  WHICH STOCKS HAVE PERFORMED WELL AND WHICH DETRACTED FROM PERFORMANCE?

A. Technology and telecommunications were two of the worst performing sectors during the period. In the technology sector, our portfolio holdings performed better than those included in the benchmark index, which declined over 30% in the period. Dell Computer continued to grow by taking market share from its competitors and its stock was up almost 27%. Also, Intuit continued to post solid earnings and enjoyed comparable performance. In the telecom sector, we have only one holding, Vodaphone, the largest wireless telecom operator in the world. While Vodaphone's stock was down sharply in the period, it outperformed the average return for the telecommunications sector. As investors grew more nervous about the 2002 economic recovery, industrial stocks sold off due to weakened demand. Holdings such as First Data, Automatic Data Processing, and Dover had better relative performance over the period. Our two oil service holdings also outperformed the market. Healthcare stocks were mixed over the period, but several holdings held up relatively well, including Lincare, which was up almost 17%, and Dentsply, up 31%.

    In the consumer discretionary sector, poor performance by retailer Home Depot, and declines in media holdings such as Liberty Media and Comcast detracted from performance. We believe the long-term fundamental growth prospects for these industry leaders remain intact. Carnival Corp, the cruise line company, partially offset these declines in the consumer sector, as the stock increased more than 15% during this difficult period. In the financial sector, Citigroup and AIG were down sharply, but AFLAC and American Express were both up and helped mitigate the negative performance in the sector.

Q.  HOW IS THE PORTFOLIO POSITIONED IN THIS VOLATILE MARKET?

A. The portfolio has 36 stocks with broad exposure to technology, healthcare, and consumer industries. Technology stocks make up about 19% of the portfolio, and healthcare about 20%. We continue to focus on high quality, industry leaders with financial strength. We believe many of our top holdings can grow earnings at a mid-teens rate regardless of the economic environment.

Q.  WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND FOR THE REST OF THE YEAR?

A. We've been in a bear market for over two years now, and all the major market indices are down sharply from their highs. It's hard to call a bottom, but in our opinion, this is the first time in several years that the stock market looks attractively valued versus other financial assets. As we enter the next year, the visibility of earnings growth in 2003 should be more apparent, and this may act as a positive catalyst for the market.

    We continue to believe we've assembled a portfolio of companies that will grow earnings at a rate almost double that of the S&P 500 as a whole. We expect the superior growth rate of these stocks will drive above-average price performance over the long-term.

                                                   GE PREMIER GROWTH EQUITY FUND


----------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
----------------------------------------
  Cardinal Health Inc.             4.23%
----------------------------------------
  Carnival Corp.                   3.88%
----------------------------------------
  Intuit Inc.                      3.80%
----------------------------------------
  First Data Corp.                 3.72%
----------------------------------------
  Dell Computer Corp.              3.64%
----------------------------------------
  Lincare Holdings Inc.            3.55%
----------------------------------------
  American International Group     3.38%
----------------------------------------
  Microsoft Corp.                  3.38%
----------------------------------------
  Pfizer Inc.                      3.32%
----------------------------------------
  Molex Inc. (Class A)             3.25%
----------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income rather than current income by investing primarily in a limited number of equity securities of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.


LIPPER PERFORMANCE COMPARISON

Large Cap Core

Based on average annual total returns for the periods ended 9/30/02

                      ONE        FIVE
                      YEAR       YEAR
                   ---------  ---------
Number of
Funds in
peer group:           909        441
--------------------------------------------------------------------------------
Peer group
average annual
total return:      -20.41%     -2.88%
--------------------------------------------------------------------------------
Lipper categories
in peer group: Large Cap Core



CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES +

[Line graph omitted--plot points as follows:]

                    GE Premier Growth Fund      GE Premier Growth Fund w/load       S&P 500                     S&P 500/BARRA Growth
12/31/96                   10,000.00                      9,425.00                  10,000.00                          10,000.00
9/97                       12,233.32                     11,529.91                  12,959.85                          13,183.67
9/98                       13,866.65                     13,069.32                  14,140.87                          15,588.23
9/99                       19,210.40                     18,105.80                  18,072.96                          20,822.28
9/00                       22,784.86                     21,474.73                  20,466.47                          23,354.31
9/01                       17,329.76                     16,333.30                  15,010.42                          15,012.07
9/02                       14,561.83                     13,724.52                  11,934.79                          12,106.98


AVERAGE ANNUAL
TOTAL RETURN

                          ONE        FIVE       SINCE
                          YEAR       YEAR     INCEPTION
                        --------   --------   ---------
GE Premier
   Growth Equity        -15.97%      3.55%      6.75%
GE Premier Growth
   Equity W/LOAD        -20.80%      2.33%      5.65%
   MAXIMUM LOAD
   OF 5.75%
S&P 500                 -20.49%    -12.92%      3.12%
S&P 500/BARRA
   Growth               -19.35%    -16.54%      3.38%



CLASS B SHARES

[Line graph omitted--plot points as follows:]

                    GE Premier Growth Fund      GE Premier Growth Fund w/load            S&P 500              S&P 500/BARRA Growth
12/31/96                   10,000.00                     10,000.00                       10,000.00                   10,000.00
9/97                       12,166.66                     12,166.66                       12,959.85                   13,183.67
9/98                       13,683.31                     13,683.31                       14,140.87                   15,588.23
9/99                       18,818.49                     18,818.49                       18,072.96                   20,822.28
9/00                       22,149.56                     22,149.56                       20,466.47                   23,354.31
9/01                       16,726.35                     16,726.35                       15,010.42                   15,012.07
9/02                       13,948.17                     13,948.17                       11,934.79                   12,106.98


AVERAGE ANNUAL
TOTAL RETURN

                          ONE        FIVE       SINCE
                          YEAR       YEAR     INCEPTION
                        --------   --------   ---------
GE Premier
   Growth Equity        -16.61%      2.77%      5.96%
GE Premier Growth
   Equity W/LOAD        -19.85%      2.77%      5.96%
   MAXIMUM LOAD           4.00%      0.00%      0.00%
S&P 500                 -20.49%    -12.92%      3.12%
S&P 500/BARRA
   Growth               -19.35%    -16.54%      3.38%


CLASS C SHARES

[Line graph omitted--plot points as follows:]

                    GE Premier Growth Fund       GE Premier Growth Fund w/load            S&P 500          S&P 500/BARRA Growth
9/30/99                    10,000.00                      10,000.00                       10,000.00               10,000.00
12/99                      12,070.00                      12,070.00                       11,491.28               11,982.63
3/00                       12,482.09                      12,482.09                       11,773.02               12,497.89
6/00                       11,946.76                      11,946.76                       11,439.12               12,296.09
9/00                       11,765.74                      11,765.74                       11,324.36               11,216.02
12/00                      11,313.68                      11,313.68                       10,435.98                9,340.57
3/01                       10,251.88                      10,251.88                        9,200.32                7,716.31
6/01                       10,581.40                      10,581.40                        9,738.24                8,314.45
9/01                        8,884.96                       8,884.96                        8,305.46                7,209.62
12/01                      10,159.40                      10,159.40                        9,192.85                8,150.28
3/02                       10,331.03                      10,331.03                        9,219.23                8,085.67
6/02                        8,941.28                       8,941.28                        7,983.58                6,771.03
9/02                        7,405.02                       7,405.02                        6,603.67                5,814.43



AVERAGE ANNUAL
TOTAL RETURN

                               ONE       SINCE
                               YEAR    INCEPTION
                             -------   ---------
GE Premier
   Growth Equity             -16.66%     -9.52%
GE Premier Growth
   Equity W/LOAD             -17.47%     -9.52%
   MAXIMUM LOAD                1.00%      0.00%
S&P 500                      -20.49%    -12.92%
S&P 500/BARRA
   Growth                    -19.35%    -16.54%



CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                    GE Premier Growth Fund                         S&P 500                      S&P 500/BARRA Growth
12/31/96                   10,000.00                             10,000.00                             10,000.00
9/97                       12,253.32                             12,959.85                             13,183.67
9/98                       13,926.32                             14,140.87                             15,588.23
9/99                       19,345.90                             18,072.96                             20,822.28
9/00                       22,995.97                             20,466.47                             23,354.31
9/01                       17,534.38                             15,010.42                             15,012.07
9/02                       14,767.94                             11,934.79                             12,106.98


AVERAGE ANNUAL
TOTAL RETURN

                          ONE        FIVE       SINCE
                          YEAR       YEAR     INCEPTION
                        --------   --------   ---------
GE Premier
   Growth Equity        -15.78%      3.80%      7.01%
S&P 500                 -20.49%    -12.92%      3.12%
S&P 500/BARRA
   Growth               -19.35%    -16.54%      3.38%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                   GE PREMIER GROWTH EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE PREMIER GROWTH EQUITY FUND


MARKET VALUE OF $223,041 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Healthcare                                        19.0%
Information Technology                            17.4%
Consumer - Discretionary                          16.9%
Industrials                                       15.5%
Financial                                         15.4%
Short-Term                                         7.4%
Energy                                             4.1%
Telecommunication Services                         2.6%
Consumer -  Staples                                1.7%





                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 96.2%
--------------------------------------------------------------------------------

CONSUMER - DISCRETIONARY -- 17.5%

Carnival Corp.                       345,055  $   8,660,881
Catalina Marketing Corp.             193,231      5,425,926(a)
Comcast Corp. (Class A)              331,253      6,909,938(a)
Home Depot Inc.                      248,440      6,484,284
Interpublic Group Cos. Inc.          200,132      3,172,092
Liberty Media Corp. (Series A)       966,154      6,936,986(a)
                                                 37,590,107

CONSUMER - STAPLES -- 1.8%

The Gillette Co.                     131,121      3,881,182

ENERGY -- 4.3%

Baker Hughes Inc.                    172,528      5,008,488
Schlumberger Ltd.                    110,418      4,246,676
                                                  9,255,164

FINANCIAL -- 16.0%

AFLAC Inc.                           234,637      7,201,010
American Express Co.                 151,824      4,733,872
American International Group         138,022      7,549,803
Citigroup Inc.                       241,538      7,161,602
Federal National Mortgage
   Association                        48,308      2,876,258
State Street Corp.                   124,220      4,799,861(e)
                                                 34,322,406

HEALTHCARE -- 19.7%

Apogent Technologies Inc.            181,487      3,386,547(a)
Cardinal Health Inc.                 151,824      9,443,453(h)
DENTSPLY International Inc.          155,275      6,237,397(j)
IMS Health Inc.                      151,824      2,272,805
Lincare Holdings Inc.                255,341      7,925,785(a)
Pfizer Inc.                          255,341      7,409,996
Wyeth                                179,429      5,705,842
                                                 42,381,825




                                       NUMBER
                                    OF SHARES         VALUE

INDUSTRIALS -- 16.1%

Automatic Data Processing            179,429  $   6,238,746
Certegy Inc.                         162,176      3,259,738(a)
Concord EFS Inc.                     234,637      3,726,036(a)
Dover Corp.                          227,736      5,779,940
First Data Corp.                     296,747      8,294,079(h)
Molex Inc. (Class A)                 345,055      7,245,810(h)
                                                 34,544,349

INFORMATION TECHNOLOGY -- 18.1%

Applied Materials Inc.               282,945      3,268,015(a)
Cisco Systems Inc.                   510,681      5,351,937(a)
Dell Computer Corp.                  345,055      8,112,243(a,h)
Intel Corp.                          303,648      4,217,671
Intuit Inc.                          186,330      8,483,605(a)
Microsoft Corp.                      172,528      7,546,375(a)
Texas Instruments Inc.               124,220      1,834,729
                                                 38,814,575

TELECOMMUNICATION SERVICES -- 2.7%

Vodafone Group PLC. ADR              448,572      5,755,176(j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $277,181,791)                          206,544,784



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.7%
--------------------------------------------------------------------------------


MONEY MARKET -- 4.3%

State Street Navigator Securities
   Lending Prime Portfolio         9,226,980      9,226,980(e,p)



                                   PRINCIPAL
                                      AMOUNT         VALUE

COMMERCIAL PAPER -- 3.4%

Abbey National NA LLC
   1.91%    10/02/02              $1,070,000      1,069,943
San Paolo U.S. Finance Company
   1.80%    10/04/02               6,200,000      6,199,070
                                                  7,269,013
TOTAL SHORT-TERM INVESTMENTS
   (COST $16,495,993)                            16,495,993

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (3.9)%                                    (8,246,152)
                                               -------------


NET ASSETS-- 100%                              $214,794,625
                                               =============



--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Premier Growth Equity Fund had the following long futures contracts open at September 30, 2002:

                            NUMBER       CURRENT
            EXPIRATION        OF        NOTIONAL    UNREALIZED
DESCRIPTION    DATE        CONTRACTS      VALUE    DEPRECIATION
--------------------------------------------------------------------------------

S&P 500    December 2002       6       $1,222,500    $(6,050)




-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                 GE PREMIER RESEARCH EQUITY FUND

Q&A


Q. HOW DID THE GE PREMIER RESEARCH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2002?

A. The GE Premier Research Equity Fund declined 19.81% for Class A shares, 20.41% for Class B shares, 20.41% for Class C shares, and 19.51% for Class Y shares for the twelve-month period ended September 30, 2002. The Fund outpaced its benchmark, the S&P 500 Index, which declined 20.49% over the same period and its Lipper Peer group of Large Cap Core funds, which lost 20.41% for the year.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK DURING THE PERIOD?

A. Our holdings in the energy, health care, and information technology sectors declined more slowly than was the case for those industries within their respective benchmark indices. While the returns from our telecom services and utilities holdings were poor, they also posted returns that were better than the benchmark's positions in those same industries, helping the Fund hold up slightly better than the comparative indices.

Q. WHAT EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS IN THE PAST 12 MONTHS, AND HOW DID THEY AFFECT THE FUND?

A. 2002 was supposed to be the year of economic recovery, after the Federal Reserve aggressively lowered interest rates throughout 2001 in an effort to jump start economic activity. While that appeared to be successful early in the year, anemic growth prevailed as 2002 progressed, forcing multiple reductions in earnings estimates for most economically sensitive companies. The less economically sensitive areas of energy and consumer staples stocks were the better performing sectors, while information technology, telecom services, and utilities groups were among the poorer performing areas.

Q.  WHICH STOCKS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. While none of our holdings managed to move in a positive direction in each of the four quarters of the fiscal year, we did have several that recorded positive returns in three of the four quarters, including United Healthcare (+31% for the year), Tenet Healthcare (+24%), Anheuser Busch (+21%), Burlington Resources (+12%), and Bank of America (+9%). A variety of stocks were eliminated during the year, primarily due to poor earnings performance, including Calpine, Convergys, General Mills, PNC Financial, and Safeway.

Q.  WHAT WERE THE MAJOR CHANGES MADE IN THE FUND'S HOLDINGS DURING THE QUARTER?

A. We made a larger than usual number of transactions toward the end of the period. Positions that we eliminated included Delphi, Duke Energy, Honeywell, Intel, and Verizon. We established new positions in Applied Materials, Danaher, Kimberly Clark, and Oracle, based on our expectations that these stocks will be well-positioned for positive performance in the months to come.

Q. WHAT IS THE OUTLOOK FOR THE FUND AND HOW HAVE YOU POSITIONED THE FUND GOING FORWARD?

A. Fundamental research on individual holdings continues to be our main focus, as we build a portfolio from the best ideas of our experienced, in-house research staff. In an effort to reduce the Fund's overall risk profile, we will maintain a fairly neutral exposure to all sectors represented in our comparative index as we have in the past.

                                                 GE PREMIER RESEARCH EQUITY FUND


----------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
----------------------------------------
  Microsoft Corp.                  3.19%
----------------------------------------
  Exxon Mobil Corp.                2.97%
----------------------------------------
  Pfizer Inc.                      2.94%
----------------------------------------
  Home Depot Inc.                  2.81%
----------------------------------------
  PepsiCo. Inc.                    2.67%
----------------------------------------
  Bank of America Corp.            2.61%
----------------------------------------
  Johnson & Johnson                2.46%
----------------------------------------
  Target Corp.                     2.36%
----------------------------------------
  Citigroup Inc.                   2.22%
----------------------------------------
  American International Group     2.06%
----------------------------------------



INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in a limited number of equity securities of large- and medium-sized companies located in the United States.

LIPPER PERFORMANCE COMPARISON

Large Cap Core Peer Group

Based on average annual total returns for the period ended 9/30/02


                                 ONE YEAR
                                 ---------
Number of
Funds in
peer group:                         909
--------------------------------------------------------------------------------
Peer group
average annual
total return:                   -20.41%
--------------------------------------------------------------------------------
Lipper categories
in peer group: Large Cap Core



CHANGE IN VALUE OF A $10,000 INVESTMENT


CLASS A SHARES

[Line graph omitted--plot points as follows:]


                      GE Premier Research                        GE Premier Research
                          Equity Fund                             Equity Fund w/load                           S&P 500
4/28/00                      10,000.00                                  9,425.00                              10,000.00
6/00                         10,100.00                                  9,519.25                              10,035.00
9/00                          9,900.00                                  9,330.75                               9,934.32
12/00                         9,460.60                                  8,916.61                               9,154.99
3/01                          8,609.75                                  8,114.69                               8,071.01
6/01                          8,771.82                                  8,267.44                               8,542.89
9/01                          7,414.51                                  6,988.18                               7,285.98
12/01                         8,265.36                                  7,790.10                               8,064.45
3/02                          8,204.58                                  7,732.82                               8,087.59
6/02                          7,161.29                                  6,749.51                               7,003.61
9/02                          5,945.79                                  5,603.91                               5,793.09



AVERAGE ANNUAL
TOTAL RETURN

                               ONE       SINCE
                               YEAR    INCEPTION
                             -------   ---------
GE Premier Research Equity   -19.81%    -19.28%
GE Premier Research
   Equity W/LOAD             -24.45%    -21.22%
   MAXIMUM LOAD OF 5.75%
S&P 500                      -20.49%    -20.22%




CLASS B SHARES

[Line graph omitted--plot points as follows:]


                      GE Premier Research                        GE Premier Research
                          Equity Fund                             Equity Fund w/load                           S&P 500
4/28/00                      10,000.00                                 10,000.00                              10,000.00
6/00                         10,090.00                                 10,090.00                              10,035.00
9/00                          9,870.00                                  9,870.00                               9,934.32
12/00                         9,413.34                                  9,413.34                               9,154.99
3/01                          8,552.98                                  8,552.98                               8,071.01
6/01                          8,694.68                                  8,694.68                               8,542.89
9/01                          7,338.35                                  7,338.35                               7,285.98
12/01                         8,158.22                                  8,158.22                               8,064.45
3/02                          8,087.37                                  8,087.37                               8,087.59
6/02                          7,044.82                                  7,044.82                               7,003.61
9/02                          5,840.32                                  5,740.32                               5,793.09




AVERAGE ANNUAL
TOTAL RETURN

                               ONE       SINCE
                               YEAR    INCEPTION
                             -------   ---------
GE Premier Research Equity   -20.41%    -19.87%
GE Premier Research
   Equity W/LOAD             -23.60%    -20.53%
   MAXIMUM LOAD                4.00%      2.00%
S&P 500                      -20.49%    -20.22%


CLASS C SHARES

[Line graph omitted--plot points as follows:]


                      GE Premier Research                        GE Premier Research
                          Equity Fund                             Equity Fund w/load                           S&P 500
4/28/00                      10,000.00                                 10,000.00                              10,000.00
6/00                         10,090.00                                 10,090.00                              10,035.00
9/00                          9,870.00                                  9,870.00                               9,934.32
12/00                         9,413.34                                  9,413.34                               9,154.99
3/01                          8,552.98                                  8,552.98                               8,071.01
6/01                          8,694.68                                  8,694.68                               8,542.89
9/01                          7,338.35                                  7,338.35                               7,285.98
12/01                         8,158.22                                  8,158.22                               8,064.45
3/02                          8,087.37                                  8,087.37                               8,087.59
6/02                          7,044.82                                  7,044.82                               7,003.61
9/02                          5,840.32                                  5,840.32                               5,793.09


AVERAGE ANNUAL
TOTAL RETURN

                               ONE       SINCE
                               YEAR    INCEPTION
                             -------   ---------
GE Premier Research Equity   -20.41%    -19.87%
GE Premier Research
   Equity W/LOAD             -21.21%    -19.87%
   MAXIMUM LOAD                1.00%      0.00%
S&P 500                      -20.49%    -20.22%



CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                      GE Premier Research
                          Equity Fund                                   S&P 500
4/28/00                      10,000.00                                 10,000.00
6/00                         10,110.00                                 10,035.00
9/00                          9,910.00                                  9,934.32
12/00                         9,474.18                                  9,154.99
3/01                          8,632.26                                  8,071.01
6/01                          8,794.56                                  8,542.89
9/01                          7,435.31                                  7,285.98
12/01                         8,297.52                                  8,064.45
3/02                          8,246.80                                  8,087.59
6/02                          7,202.00                                  7,003.61
9/02                          5,984.76                                  5,793.09


AVERAGE ANNUAL
TOTAL RETURN

                               ONE       SINCE
                               YEAR    INCEPTION
                             -------   ---------
GE Premier Research Equity   -19.51%    -19.06%
S&P 500                      -20.49%    -20.22%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                 GE PREMIER RESEARCH EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002


GE PREMIER RESEARCH EQUITY FUND

MARKET VALUE OF $9,626 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Financial                                       18.0%
Short Term                                      15.1%
Healthcare                                      13.2%
Consumer - Discretionary                        11.9%
Information Technology                          11.0%
Consumer - Staples                               9.2%
Industrials                                      7.6%
Energy                                           5.4%
Telecommunication                                3.5%
Utilities                                        2.6%
Materials                                        2.5%






                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.8%
--------------------------------------------------------------------------------

CONSUMER - DISCRETIONARY -- 13.8%

Best Buy Co. Inc.                      4,473   $     99,793(a,j)
Comcast Corp. (Class A)                7,012        146,270(a,j)
Costco Wholesale Corp.                 3,069         99,344(a)
Home Depot Inc.                       10,359        270,370
Omnicom Group                          2,378        132,407(j)
Target Corp.                           7,689        226,979
Viacom Inc. (Class B)                  4,164        168,850(a)
                                                  1,144,013

CONSUMER - STAPLES -- 10.7%

Anheuser-Busch Cos Inc.                2,062        104,337
Avon Products Inc.                     2,374        109,441(j)
Kimberly-Clark Corp.                   2,929        165,899
PepsiCo. Inc.                          6,957        257,061
Sara Lee Corp.                         5,099         93,261(j)
Sysco Corp.                            5,470        155,293
                                                    885,292

ENERGY -- 6.3%

Burlington Resources Inc.              1,787         68,549
ChevronTexaco Corp.                    1,766        122,296
Exxon Mobil Corp.                      8,969        286,111
Nabors Industries Ltd.                 1,389         45,490(a)
                                                    522,446

FINANCIAL -- 21.0%

American International Group           3,620        198,014
Bank of America Corp.                  3,938        251,244
Bank One Corp.                         4,657        174,172





                                       NUMBER
                                    OF SHARES         VALUE

Capital One Financial Corp.            4,967  $     173,448(j)
Citigroup Inc.                         7,219        214,043
Federal National Mortgage
   Association                         2,926        174,214
Hartford Financial Services
   Group Inc.                          2,691        110,331
Lehman Brothers Holdings Inc.          1,115         54,691(j)
Mellon Financial Corp.                 4,159        107,843
The Allstate Corp.                     3,074        109,281
Wells Fargo & Co.                      3,528        169,908
                                                  1,737,189

HEALTHCARE -- 15.4%

Baxter International Inc.              2,093         63,941
Biogen Inc.                            2,139         62,609(a,j)
Cardinal Health Inc.                   3,003        186,787(j)
Johnson & Johnson                      4,387        237,249
Pfizer Inc.                            9,758        283,177
Pharmacia Corp.                        4,016        156,142
Tenet Healthcare Corp.                 1,750         86,625(a)
UnitedHealth Group Inc.                1,010         88,092
Wyeth                                  3,304        105,067
                                                  1,269,689

INDUSTRIALS -- 8.8%

Burlington Northern
   Santa Fe Corp.                      1,997         47,768
Concord EFS Inc.                       9,474        150,447(a)
Danaher Corp.                          2,162        122,910
Emerson Electric Co.                   2,258         99,217
General Dynamics Corp.                 1,542        125,411(j)
United Technologies Corp.              3,257        183,988
                                                    729,741

INFORMATION TECHNOLOGY -- 12.8%

Applied Materials Inc.                14,228        164,333(a)
Cisco Systems Inc.                    14,109        147,862(a)
Dell Computer Corp.                    4,761        111,931(a)
Electronic Data Systems Corp.          5,181         72,430(j)
Intuit Inc.                            2,261        102,943(a)
Microsoft Corp.                        7,010        306,617(a)
Oracle Corp.                          10,740         84,416(a)
Unisys Corp.                           9,381         65,667(a)
                                                  1,056,199

MATERIALS -- 2.9%

Alcoa Inc.                             5,121         98,835
Weyerhaeuser Co.                       3,161        138,357
                                                    237,192

TELECOMMUNICATION -- 4.0%

AT&T Corp.                            12,939        155,397
Vodafone Group PLC. ADR               13,905        178,401(j)
                                                    333,798



-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                 GE PREMIER RESEARCH EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002



                                       NUMBER
                                    OF SHARES         VALUE

UTILITIES -- 3.1%

Dominion Resources Inc./VA             2,177     $  110,442(j)
Entergy Corp.                          3,394        141,190
                                                    251,632

TOTAL INVESTMENTS IN SECURITIES
   (COST $9,970,794)                              8,167,191



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.7%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund       120,657        120,657(s)
State Street Navigator Securities
   Lending Prime Portfolio         1,338,331      1,338,331(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $1,458,988)                              1,458,988


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (16.5)%                                   (1,362,814)
                                                 -----------


NET ASSETS-- 100%                                $8,263,365
                                                 ===========


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                            GE PREMIER INTERNATIONAL EQUITY FUND

Q&A



Q. HOW DID THE GE PREMIER INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2002?

A. The GE Premier International Equity Fund declined 24.79% for Class A shares, 25.47% for Class B shares, 25.45% for Class C shares, and 24.66% for Class Y shares during the one-year ended September 30, 2002. The Fund trailed both the MSCI EAFE benchmark, which fell by 15.53%, and its Lipper peer group of 912 International Funds, which lost 13.53% during the same period.

Q.  HOW DID MARKET CONDITIONS AFFECT FUND PERFORMANCE?

A. The performance of the portfolio was affected by three major external factors. These included a global economic slowdown that has lasted for several quarters; a loss of confidence in management and business practices; and, more recently, the threat of war with Iraq. However, consumers continued to spend at a reasonable level and house prices have held up surprisingly well, plus inflation remains benign, even in an environment where oil prices are artificially high.

Q.  WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE?

A. Within the portfolio, an overweight position in insurance stocks and reduced weighting in tobacco and alcohol stocks proved costly. However, holdings in information technology and energy stocks made positive contributions. Individually, Vivendi Universal (France - media) was the worst performing stock while Samsung Electronic (Korea - IT) was the best.

Q.  WHAT MAJOR CHANGES TOOK PLACE IN THE FUND?

A. After placing a substantial weighting in the French media giant Vivendi Universal, the company's performance and management proved disappointing, and we eventually sold our position. The Fund's weighting in financial issues, especially our overweight position in insurance company stocks, has been reduced over the last 12 months. Our enthusiasm for this sector has been based on the potential for greater savings and investment in Continental Europe. However, the confluence of major events, such as terrorism, asbestos claims, European floods, and the rapid decline of global equity prices has put undue pressure on these stocks. We also added several top-quality stocks, including Swiss companies Nestle (food) and Novartis (healthcare) and Smith and Nephew (United Kingdom - healthcare).

Q.  WHAT IS YOUR OUTLOOK FOR THE YEAR AHEAD AND HOW IS THE FUND POSITIONED?

A. Indiscriminate selling across regions and sectors has offered unprecedented opportunities to add the highest quality names to our portfolio at very attractive prices. Through this difficult period our proven methodology of searching for undervalued growth stocks has remained unchanged. We believe our portfolio is appropriately positioned for the weak and uneven recovery we anticipate in the months ahead.

                                            GE PREMIER INTERNATIONAL EQUITY FUND


------------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
------------------------------------------
  TotalFinaElf S.A. (Series B)       4.70%
------------------------------------------
  BHP Billiton PLC.                  4.24%
------------------------------------------
  Carrefour S.A.                     3.96%
------------------------------------------
  Lagardere S.C.A.                   3.73%
------------------------------------------
  Riunione Adriatica di Sicurta SpA  3.71%
------------------------------------------
  Vodafone Group PLC.                3.64%
------------------------------------------
  Petro-Canada                       3.37%
------------------------------------------
  Honda Motor Co. Ltd.               3.21%
------------------------------------------
  Brambles Industries Ltd.           3.19%
------------------------------------------
  Novartis AG                        3.10%
------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in a limited number of equity securities of companies located in developed and developing countries other than the United States.

LIPPER PERFORMANCE COMPARISON

International Funds Peer Group

Based on average annual total returns for the period ended 9/30/02

                                 ONE YEAR
                                 ---------
Number of
Funds in
peer group:                         912
--------------------------------------------------------------------------------
Peer group
average annual
total return:                   -13.53%
--------------------------------------------------------------------------------
Lipper categories
in peer group: International Funds


 CHANGE IN VALUE OF A $10,000 INVESTMENT


CLASS A SHARES

[Line graph omitted--plot points as follows:]

                          GE Premier                                 GE Premier
                   International Equity Fund              International Equity Fund w/load                    MSCI EAFE
4/28/00                      10,000.00                                  9,425.00                              10,000.00
6/00                         10,300.00                                  9,707.75                              10,137.35
9/00                          8,700.00                                  8,199.75                               9,319.67
12/00                         8,294.61                                  7,817.67                               9,069.59
3/01                          7,151.58                                  6,740.36                               7,824.12
6/01                          7,212.27                                  6,797.56                               7,721.05
9/01                          5,907.38                                  5,567.71                               6,645.83
12/01                         6,373.34                                  6,006.87                               7,109.30
3/02                          6,281.41                                  5,920.23                               7,145.44
6/02                          5,923.93                                  5,583.31                               6,993.99
9/02                          4,442.95                                  4,187.48                               5,613.81




AVERAGE ANNUAL
TOTAL RETURN

                                       ONE       SINCE
                                       YEAR    INCEPTION
                                     -------   ---------
GE Premier International Equity      -24.79%    -28.41%
GE Premier International
   Equity W/LOAD                     -29.16%    -30.14%
   MAXIMUM LOAD OF 5.75%
MSCI EAFE                            -15.53%    -21.25%




CLASS B SHARES

[Line graph omitted--plot points as follows:]

                          GE Premier                                 GE Premier
                   International Equity Fund              International Equity Fund w/load                    MSCI EAFE
4/28/00                      10,000.00                                 10,000.00                              10,000.00
6/00                         10,290.00                                 10,290.00                              10,137.35
9/00                          8,670.00                                  8,670.00                               9,319.67
12/00                         8,257.52                                  8,257.52                               9,069.59
3/01                          7,099.45                                  7,099.45                               7,824.12
6/01                          7,149.80                                  7,149.80                               7,721.05
9/01                          5,850.75                                  5,850.75                               6,645.83
12/01                         6,293.84                                  6,293.84                               7,109.30
3/02                          6,193.14                                  6,193.14                               7,145.44
6/02                          5,830.61                                  5,830.61                               6,993.99
9/02                          4,360.37                                  4,273.37                               5,613.81



AVERAGE ANNUAL
TOTAL RETURN

                                      ONE       SINCE
                                      YEAR    INCEPTION
                                    -------   ---------
GE Premier International Equity     -25.47%    -28.96%
GE Premier International
   Equity W/LOAD                    -28.45%    -29.55%
   MAXIMUM LOAD                       4.00%      2.00%
MSCI EAFE                           -15.53%    -21.25%



CLASS C SHARES

[Line graph omitted--plot points as follows:]

                          GE Premier                                 GE Premier
                   International Equity Fund              International Equity Fund w/load                    MSCI EAFE
4/28/00                      10,000.00                                 10,000.00                              10,000.00
6/00                         10,290.00                                 10,290.00                              10,137.35
9/00                          8,670.00                                  8,670.00                               9,319.67
12/00                         8,253.92                                  8,253.92                               9,069.59
3/01                          7,096.36                                  7,096.36                               7,824.12
6/01                          7,146.69                                  7,146.69                               7,721.05
9/01                          5,848.20                                  5,848.20                               6,645.83
12/01                         6,287.50                                  6,287.50                               7,109.30
3/02                          6,186.57                                  6,186.57                               7,145.44
6/02                          5,833.34                                  5,833.34                               6,993.99
9/02                          4,359.87                                  4,359.87                               5,613.81



AVERAGE ANNUAL
TOTAL RETURN

                                      ONE       SINCE
                                      YEAR    INCEPTION
                                    -------   ---------
GE Premier International Equity     -25.45%    -28.96%
GE Premier International
   Equity W/LOAD                    -26.19%    -28.96%
   MAXIMUM LOAD                       1.00%      0.00%
MSCI EAFE                           -15.53%    -21.25%




CLASS Y SHARES

[Line graph omitted--plot points as follows:]


                             GE Premier
                     International Equity Fund                         MSCI EAFE
4/28/00                      10,000.00                                 10,000.00
6/00                         10,310.00                                 10,137.35
9/00                          8,710.00                                  9,319.67
12/00                         8,317.72                                  9,069.59
3/01                          7,162.76                                  7,824.12
6/01                          7,233.68                                  7,721.05
9/01                          5,936.89                                  6,645.83
12/01                         6,401.14                                  7,109.30
3/02                          6,308.82                                  7,145.44
6/02                          5,960.04                                  6,993.99
9/02                          4,472.59                                  5,613.81


AVERAGE ANNUAL
TOTAL RETURN

                                      ONE       SINCE
                                      YEAR    INCEPTION
                                    -------   ---------
GE Premier International Equity     -24.66%    -28.21%
MSCI EAFE                           -15.53%    -21.25%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                            GE PREMIER INTERNATIONAL EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE PREMIER INTERNATIONAL EQUITY FUND

MARKET VALUE OF $5,550 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Continental Europe                             58.2%
United Kingdom                                 19.6%
Japan                                          11.6%
Canada                                          3.4%
Pacific Rim                                     3.2%
Emerging Asia                                   2.8%
Latin America                                   0.9%
Short Term                                      0.3%







                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.1%
--------------------------------------------------------------------------------

AUSTRALIA -- 3.1%

Brambles Industries Ltd.              50,548    $   177,053

BRAZIL -- 0.9%

Empresa Brasileira de Aeronautica
   S.A. ADR                            3,833         50,979

CANADA -- 3.3%

Petro-Canada                           6,364        186,815

FINLAND -- 1.0%

Stora Enso Oyj (Series R)              5,694         55,129

FRANCE -- 22.4%

Accor S.A.                             3,470        101,303
Aventis S.A.                           2,956        154,780
AXA                                    7,234         70,968
BNP Paribas                            4,601        149,913
Carrefour S.A.                         5,483        219,927
Lagardere S.C.A.                       5,406        207,225
Michelin (C.G.D.E.)                    3,378         94,846
TotalFinaElf S.A. (Series B)           1,981        260,690
                                                  1,259,652

GERMANY -- 7.9%

Bayerische Motoren Werke AG            3,189        102,425
Deutsche Bank AG                       2,519        114,602
E.ON AG                                2,608        123,160
Schering AG                            2,189        104,887
                                                    445,074



                                       NUMBER
                                    OF SHARES         VALUE

IRELAND -- 2.5%

CRH PLC.                              12,864    $   143,357

ITALY -- 8.0%

ENI-Ente Nazionale
   Idrocarburi SpA                    11,026        151,197
IntesaBci SpA                         57,219         96,100
Riunione Adriatica di
   Sicurta SpA                        17,525        205,861
                                                    453,158

JAPAN -- 11.4%

Canon Inc.                             4,000        130,776
Honda Motor Co. Ltd.                   4,400        178,190
Komatsu Ltd.                          29,000         97,433
Nissan Motor Co. Ltd.                 16,500        125,664
Toshiba Corp.                         37,000        113,065
                                                    645,128

NETHERLANDS -- 3.1%

ING Groep NV                           6,555         90,729
Koninklijke Philips
   Electronics NV                      5,870         85,249
                                                    175,978

SPAIN -- 3.2%

Banco Santander Central
   Hispano S.A.                       16,240         82,949
Telefonica S.A.                       13,251         98,709(a)
                                                    181,658

SWEDEN -- 1.4%

Assa Abloy AB (Series B)               8,160         79,210

SWITZERLAND -- 7.7%

Credit Suisse Group                    5,201        101,835
Nestle S.A.                              725        158,164
Novartis AG                            4,358        171,987
                                                    431,986

TAIWAN -- 2.8%

Taiwan Semiconductor
   Manufacturing Co. Ltd.            132,860        156,597(a)

UNITED KINGDOM -- 19.4%

Aviva PLC.                            16,216         91,022
BAE Systems PLC.                      53,707        161,905
BHP Billiton PLC.                     50,836        235,462
Compass Group PLC.                    26,852        111,725
National Grid Group PLC.              18,790        133,202
Smith & Nephew PLC.                   15,202         91,656


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                            GE PREMIER INTERNATIONAL EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002



                                       NUMBER
                                    OF SHARES         VALUE

Tesco PLC.                            19,498   $     62,988
Vodafone Group PLC.                  157,682        201,777
                                                  1,089,737

TOTAL INVESTMENTS IN SECURITIES
   (COST $7,955,770)                              5,531,511



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.3%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $18,135)                     18,135         18,135(s)


OTHER ASSETS AND LIABILITIES,
   NET 1.6%                                          88,450
                                                 ----------


NET ASSETS-- 100%                                $5,638,096
                                                 ==========


--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


The GE Premier International Equity Fund was invested in the following sectors at September 30, 2002:

                                              PERCENTAGE (BASED
SECTOR                                        ON MARKET VALUE)
--------------------------------------------------------------------------------
Consumer - Discretionary                              18.14%
Financials                                            18.08%
Energy                                                10.79%
Industrials                                           10.21%
Healthcare                                             9.43%
Consumer - Staples                                     7.95%
Materials                                              7.82%
Information Technology                                 7.22%
Telecommunication Services                             5.41%
Utilities                                              4.62%
Short Term                                             0.33%
                                                     -------
                                                     100.00%
                                                     =======



-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE PREMIER VALUE EQUITY FUND

Q&A




Q. HOW DID THE GE PREMIER VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2002?

A. The GE Premier Value Equity Fund declined 20.95% for Class A shares, 21.47% for Class B shares, 21.42% for Class C shares, and 20.71% for Class Y shares for the one-year period. The Fund's benchmark the Russell 1000 Value Index returned -16.93%, and its Lipper peer group of 354 Large Cap Value Funds returned -19.14% on average.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE PERIOD ENDED SEPTEMBER 30, 2002?

A. Poor stock selection in the financial sector, and owning a reduced position in the solid-performing consumer discretionary sector, were the two biggest factors.

Q.  WHICH STOCKS HAVE PERFORMED WELL AND WHICH DETRACTED FROM PERFORMANCE?

A. The holdings that helped us the most were Anheuser Busch, Exelon, Burlington Resources, Kimberly Clark and DuPont. On the other hand, being overweight in stocks that lagged the market, such as AT&T, FleetBank and Verizon, and not owning Wells Fargo or Procter & Gamble, hurt our performance.

Q.  HOW HAS THE VOLATILITY IN THE MARKET AFFECTED THE FUND?

A. Despite interest rate cuts by the Federal Reserve and initial signs of an economic recovery, the stock market has continued to be volatile. The Fund continues to own companies that generate solid earnings growth. We look at the swings in the market as opportunities to buy stocks that appear undervalued or sell those stocks that appear to be overvalued relative to the market, to their peers and/or to their earnings growth rate.

Q.  HOW HAVE THE CORPORATE ACCOUNTING SCANDALS AFFECTED THE FUND?

A. There is no question that the accounting scandals have had a negative impact on investor confidence. In addition to the Enron debacle, several other high profile scandals including potential misappropriation of company funds at Tyco, alleged insider trading by Martha Stewart (and others) in the biotechnology company ImClone, and possible accounting fraud at Worldcom have ignited investors' fears regarding U.S. companies. Corporate governance is an issue of increasing importance. Boards of Directors are being scrutinized for independence following several high profile lapses in oversight. While "visibility of earnings" was the mantra of the past year, "credibility of earnings" has quickly supplanted this notion. The trust and confidence in standard financial information has been called into question and a number of regulatory changes appear to be in the offing.

    To date the Fund has not been directly affected by the accounting scandals. The Fund did not own Enron, ImClone, or Worldcom, and held only a very small position in Tyco. It is obviously very hard to anticipate these irregularities. In our due diligence process, we make every attempt to assess the quality of company management along with their balance sheets and other financials.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We continue to expect the stock market to be volatile. The team continues to focus on fundamental research and stock selection, and we plan to maintain the relative value discipline that has rewarded us over the years. We believe our approach for finding under-appreciated stocks with strong prospects for the future has positioned the portfolio for solid relative performance over the next several years.

                                                    GE PREMIER VALUE EQUITY FUND


-------------------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
-------------------------------------------------
  Kimberly-Clark Corp.                      4.63%
-------------------------------------------------
  AT&T Corp.                                4.51%
-------------------------------------------------
  Sara Lee Corp.                            4.48%
-------------------------------------------------
  Exxon Mobil Corp.                         3.86%
-------------------------------------------------
  Burlington Northern Santa Fe Corp.        3.71%
-------------------------------------------------
  ConocoPhillips                            3.61%
-------------------------------------------------
  Hartford Financial Services Group Inc.    3.35%
-------------------------------------------------
  General Dynamics Corp.                    3.32%
-------------------------------------------------
  Dominion Resources Inc./VA                3.32%
-------------------------------------------------
  Verizon Communications Inc.               3.27%
-------------------------------------------------


INVESTMENT  PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in a limited number of equity securities of large U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.

LIPPER PERFORMANCE COMPARISON

Large Cap Value Peer Group

Based on average annual total returns for the period ended 9/30/02

                                 ONE YEAR
                                 ---------
Number of
Funds in
peer group:                         354
--------------------------------------------------------------------------------
Peer group
average annual
total return:                   -19.14%
--------------------------------------------------------------------------------
Lipper categories
in peer group: Large Cap Value



CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES

[Line graph omitted--plot points as follows:]


                       GE Premier Value             GE Premier Value
                          Equity Fund               Equity Fund w/load          Russell 1000 Value         S&P 500/BARRA Value
4/28/00                    10,000.00                    9,425.00                      10,000.00                   10,000.00
6/00                        9,660.00                    9,104.55                       9,632.31                    9,630.28
9/00                       11,080.00                   10,442.90                      10,397.86                   10,479.84
12/00                      11,786.81                   11,109.07                      10,771.44                   10,645.80
3/01                       11,257.98                   10,610.64                      10,140.08                    9,951.25
6/01                       11,441.03                   10,783.17                      10,629.85                   10,384.78
9/01                       10,068.11                    9,489.19                       9,466.74                    8,706.79
12/01                      10,320.93                    9,727.48                      10,164.80                    9,400.39
3/02                       10,896.03                   10,269.50                      10,583.51                    9,540.75
6/02                       10,012.84                    9,437.10                       9,680.70                    8,524.15
9/02                        7,958.93                    7,501.29                       7,863.68                    6,779.37


AVERAGE ANNUAL
TOTAL RETURN

                                      ONE       SINCE
                                      YEAR    INCEPTION
                                    -------   ---------
GE Premier Value Equity             -20.95%     -8.98%
GE Premier Value
   Equity W/LOAD                    -25.47%    -11.17%
   MAXIMUM LOAD OF 5.75%
Russell 1000 Value                  -16.93%     -9.47%
S&P 500/BARRA Value                 -22.14%    -14.86%



CLASS B SHARES

[Line graph omitted--plot points as follows:]

                       GE Premier Value          GE Premier Value
                          Equity Fund            Equity Fund w/load         Russell 1000 Value                S&P 500/BARRA Value
4/28/00                    10,000.00                10,000.00                     10,000.00                          10,000.00
6/00                        9,650.00                 9,650.00                      9,632.31                           9,630.28
9/00                       11,050.00                11,050.00                     10,397.86                          10,479.84
12/00                      11,733.77                11,733.77                     10,771.44                          10,645.80
3/01                       11,185.65                11,185.65                     10,140.08                           9,951.25
6/01                       11,348.06                11,348.06                     10,629.85                          10,384.78
9/01                        9,967.61                 9,967.61                      9,466.74                           8,706.79
12/01                      10,192.05                10,192.05                     10,164.80                           9,400.39
3/02                       10,742.42                10,742.42                     10,583.51                           9,540.75
6/02                        9,855.71                 9,855.71                      9,680.70                           8,524.15
9/02                        7,827.49                 7,727.49                      7,863.68                           6,779.37



AVERAGE ANNUAL
TOTAL RETURN

                                      ONE       SINCE
                                      YEAR    INCEPTION
                                    -------   ---------
GE Premier Value Equity             -21.47%     -9.60%
GE Premier Value
   Equity W/LOAD                    -24.60%    -10.33%
   MAXIMUM LOAD                       4.00%      2.00%
Russell 1000 Value                  -16.93%     -9.47%
S&P 500/BARRA Value                 -22.14%    -14.86%



CLASS C SHARES

[Line graph omitted--plot points as follows:]

                       GE Premier Value             GE Premier Value
                          Equity Fund               Equity Fund w/load        Russell 1000 Value                S&P 500/BARRA Value
4/28/00                    10,000.00                   10,000.00                    10,000.00                          10,000.00
6/00                        9,650.00                    9,650.00                     9,632.31                           9,630.28
9/00                       11,050.00                   11,050.00                    10,397.86                          10,479.84
12/00                      11,728.91                   11,728.91                    10,771.44                          10,645.80
3/01                       11,181.96                   11,181.96                    10,140.08                           9,951.25
6/01                       11,343.95                   11,343.95                    10,629.85                          10,384.78
9/01                        9,956.34                    9,956.34                     9,466.74                           8,706.79
12/01                      10,191.02                   10,191.02                    10,164.80                           9,400.39
3/02                       10,739.68                   10,739.68                    10,583.51                           9,540.75
6/02                        9,855.72                    9,855.72                     9,680.70                           8,524.15
9/02                        7,823.61                    7,823.61                     7,863.68                           6,779.37



AVERAGE ANNUAL
TOTAL RETURN

                                      ONE       SINCE
                                      YEAR    INCEPTION
                                    -------   ---------
GE Premier Value Equity             -21.42%     -9.62%
GE Premier Value
   Equity W/LOAD                    -22.20%     -9.62%
   MAXIMUM LOAD                       1.00%      0.00%
Russell 1000 Value                  -16.93%     -9.47%
S&P 500/BARRA Value                 -22.14%    -14.86%


CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                        GE Premier Value
                          Equity Fund                         Russell 1000 Value                S&P 500/BARRA Value
4/28/00                    10,000.00                             10,000.00                             10,000.00
6/00                        9,670.00                              9,632.31                              9,630.28
9/00                       11,090.00                             10,397.86                             10,479.84
12/00                      11,800.90                             10,771.44                             10,645.80
3/01                       11,291.80                             10,140.08                              9,951.25
6/01                       11,475.07                             10,629.85                             10,384.78
9/01                       10,100.51                              9,466.74                              8,706.79
12/01                      10,358.96                             10,164.80                              9,400.39
3/02                       10,946.48                             10,583.51                              9,540.75
6/02                       10,070.35                              9,680.70                              8,524.15
9/02                        8,008.87                              7,863.68                              6,779.37



AVERAGE ANNUAL
TOTAL RETURN

                                      ONE       SINCE
                                      YEAR    INCEPTION
                                    -------   ---------
GE Premier Value Equity             -20.71%     -8.74%
Russell 1000 Value                  -16.93%     -9.47%
S&P 500/BARRA Value                 -22.14%    -14.86%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE PREMIER VALUE EQUITY FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE PREMIER VALUE EQUITY FUND


MARKET VALUE OF $14,667 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Financial                                     18.5%
Energy                                        13.5%
Consumer - Staples                            13.2%
Industrials                                   12.2%
Short Term                                    10.5%
Telecommunication                              9.4%
Basic Materials                                9.3%
Utilities                                      5.9%
Information Technology                         2.9%
Commingled Fund                                2.0%
Healthcare                                     1.8%
Consumer - Discretionary                       0.8%





                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 97.0%
--------------------------------------------------------------------------------

CONSUMER - DISCRETIONARY -- 0.8%

AOL Time Warner Inc.                   9,586        112,156(a)

CONSUMER - STAPLES -- 14.6%

Anheuser-Busch Cos Inc.                7,789        394,123
Conagra Foods Inc.                     8,148        202,478
Kimberly-Clark Corp.                  11,982        678,660
Sara Lee Corp.                        35,946        657,452(j)
                                                  1,932,713

ENERGY -- 14.9%

Baker Hughes Inc.                     10,304        299,125
Burlington Resources Inc.              6,710        257,396
ChevronTexaco Corp.                    4,673        323,605(j)
ConocoPhillips                        11,440        528,986
Exxon Mobil Corp.                     17,733        565,683
                                                  1,974,795

FINANCIAL -- 20.5%

Bank of America Corp.                  4,194        267,577
Citigroup Inc.                        14,618        433,424
FleetBoston Financial Corp.           19,171        389,746
Hartford Financial Services
   Group Inc.                         11,982        491,262
Lincoln National Corp.                 9,586        292,852(j)
Mellon Financial Corp.                 7,788        201,943
St. Paul Cos.                          7,189        206,468
US Bancorp                             7,189        133,572
Wachovia Corp.                         8,986        293,752
                                                  2,710,596

HEALTHCARE -- 2.0%

Merck & Co Inc.                        5,751        262,878





                                       NUMBER
                                    OF SHARES         VALUE

INDUSTRIALS -- 13.6%

Burlington Northern
   Santa Fe Corp.                     22,766    $   544,563
Emerson Electric Co.                   5,991        263,245
General Dynamics Corp.                 5,991        487,248
Honeywell International Inc.          11,503        249,155
Raytheon Co.                           8,626        252,742(j)
                                                  1,796,953

INFORMATION TECHNOLOGY -- 3.2%

Axcelis Technologies Inc.             26,360        128,637(a)
International Business
   Machines Corp.                      5,153        300,884
                                                    429,521

MATERIALS -- 10.3%

Bowater Inc.                          10,305        363,767
Du Pont EI de Nemours & Co.           12,580        453,761
Newmont Mining Corp.                   5,991        164,812(j)
Rohm & Haas Co.                       12,342        382,602
                                                  1,364,942

TELECOMMUNICATION -- 10.5%

AT&T Corp.                            55,117        661,955
SBC Communications Inc.               11,981        240,818
Verizon Communications Inc.           17,493        480,008
                                                  1,382,781

UTILITIES -- 6.6%

Dominion Resources Inc.                9,586        486,297
Exelon Corp.                           8,028        381,330
                                                    867,627

TOTAL COMMON STOCK
   (COST $16,401,877)                            12,834,962



--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 2.2%
--------------------------------------------------------------------------------

SPDR Trust Series I
   (COST $328,646)                     3,610        295,262(j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $16,730,523)                            13,130,224



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 11.6%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund        39,132         39,132(s)
State Street Navigator Securities
   Lending Prime Portfolio         1,497,492      1,497,492(p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $1,536,624)                              1,536,624


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (10.8)%                                   (1,430,578)
                                                ------------


NET ASSETS-- 100%                               $13,236,270
                                                ============



-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

Q&A



Q. HOW DID THE GE INCOME FUND PERFORM RELATIVE TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2002?

A. The GE Income Fund posted a total return of 7.62% for Class A shares, 6.73% for Class B shares, 6.82% for Class C shares, and 7.81% for Class Y shares for the one-year period ended September 30, 2002. During the same period the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, returned 8.60% and the average return for the Fund's Lipper peer group of 129 Intermediate U.S. Government funds for the same period was 6.20%.

Q. HOW DID MARKET CONDITIONS AFFECT FUND PERFORMANCE DURING THE TWELVE MONTHS ENDED SEPTEMBER 30, 2002?

A. The year following the events of September 2001 provided bond investors with a healthy return, which included price appreciation as well as coupon income. That is not to say, however, the twelve months were an easy ride. The Federal Reserve aggressively pumped liquidity into the financial system in the aftermath of the September 11th terrorist attacks, reducing the Federal Funds rate 1.25% to a 40-year low of 1.75% in the final quarter of 2001. However, yields on U.S. Treasury securities moved higher by the end of 2001, as investors anticipated an economic recovery and interest rate hikes by the Federal Reserve in 2002. The economy did not disappoint in the first quarter of 2002, posting a 5 % growth rate. The central bank moved to a neutral stance regarding interest rates in March. Rates moved higher in the first quarter of 2002, but then dropped significantly by the end of September. The economic recovery began showing signs of stalling and fears of a "double dip" recession developed. Equity valuations tumbled as corporate earnings disappointed and investors faced the unfamiliar risks of corporate malfeasance and suspect accounting practices in the wake of the Enron scandal. The threat of renewed terrorism loomed and the potential for a U.S. war with Iraq grew. Investors looked and found a safe haven in U.S. Treasuries, pushing interest rates lower. The Federal Reserve left rates unchanged in August, but indicated its willingness to consider more rate cuts in August. On September 30, 2002, yields on two- and ten-year Treasury securities had declined roughly one percent for the year.

    Returns on non-Treasury securities were mixed during the period. Residential and commercial mortgage-backed securities provided solid returns. The uncertainty of corporate earnings and corporate governance issues hurt the performance of corporate bonds. The number of fallen angels (issuers whose credit ratings were downgraded from investment grade to below investment grade) hit record highs, including Worldcom, Tyco, Qwest and Williams. Asset-backed securities suffered as well, due to poor performance in the manufactured housing and home equity loan sectors.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The Fund underperformed its benchmark, primarily due to a small exposure to Enron debt securities early in the 12-month period. Performance benefited by our decision to hold a reduced position in the credit sector and tactical allocations into mortgage-backed securities. Effective security selection in the mortgage-backed sector also contributed positively to our return.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND AND THE BOND MARKET?

A. We remain steadfast to our earlier view that economic growth will be slow in the coming quarters, thus averting a double dip back into recession. The recent wave in mortgage refinancing should help support household consumption through the final quarter, allowing more time for business demand to turn favorable. Although we have held the view that the Federal Reserve will hold rates steady through the end of 2002, we cannot rule out more interest rate cuts in the event of further earnings disappointments or the onset of war with Iraq.

    Against our outlook for slow economic growth we maintain a somewhat conservative stance in terms of the Fund's interest rate positioning. We have increased our weighting in mortgage-backed securities, given their attractive valuations. We believe that mortgage refinancing activity and volatility will dampen from their current all-time highs, We are maintaining a position comparable to that of the index in corporate debt securities given the uncertain outlook for corporate earnings. Going forward, our focus will be on issue selection, targeting those issuers with solid credit fundamentals and liquidity.

                                                            GE FIXED INCOME FUND


--------------------------------------------------------------------------------
QUALITY RATINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
--------------------------------------------------------------------------------

Moody's/S&P/                 Percentage of
Fitch Rating *               Market Value
--------------------------------------------------------------------------------
Aaa or better                   80.31%
Aa to A                         12.22%
Below A                          7.23%
NR/Others                        0.24%
--------------------------------------------------------------------------------
                               100.00%


INVESTMENT PROFILE
A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing primarily in a variety of investment grade debt securities.

LIPPER PERFORMANCE COMPARISON

Intermediate U.S. Government Peer Group

Based on average annual total returns for the periods ended 9/30/02

                        ONE      FIVE
                        YEAR     YEAR
                     --------- ---------
Number of
Funds in
peer group:             129       93
--------------------------------------------------------------------------------
Peer group
average annual
total return:          8.24%      7.04%
--------------------------------------------------------------------------------
Lipper categories in peer group:
Intermediate U.S. Government,
Intermediate U.S. Treasury



CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES +

[Line graph omitted--plot points as follows:]

                     GE Fixed Income Fund                    GE Fixed Income Fund w/load                    LB Aggregate
2/22/93                      10,000.00                                  9,575.00                              10,000.00
9/93                         10,524.00                                 10,076.73                              10,577.02
9/94                         10,211.26                                  9,777.28                              10,235.94
9/95                         11,519.50                                 11,029.92                              11,675.24
9/96                         11,991.43                                 11,481.79                              12,247.27
9/97                         13,124.17                                 12,566.40                              13,437.06
9/98                         14,444.12                                 13,830.24                              14,983.66
9/99                         14,270.81                                 13,664.30                              14,928.83
9/00                         15,117.93                                 14,475.42                              15,972.43
9/01                         16,949.52                                 16,229.17                              18,041.32
9/02                         18,241.46                                 17,466.20                              19,592.23


AVERAGE ANNUAL
TOTAL RETURN

                               ONE       FIVE        SINCE
                               YEAR      YEAR      INCEPTION
                             -------   ---------   ---------
GE Fixed Income               7.62%      6.81%       6.46%
GE Fixed Income W/LOAD        3.05%      5.87%       5.98%
   MAXIMUM LOAD OF 4.25%
LB Aggregate                  8.60%      7.83%       7.27%



CLASS B SHARES

[Line graph omitted--plot points as follows:]

                     GE Fixed Income Fund                    GE Fixed Income Fund w/load                    LB Aggregate
12/22/93                     10,000.00                                 10,000.00                              10,000.00
9/94                          9,669.13                                  9,669.13                               9,671.81
9/95                         10,827.50                                 10,827.50                              11,031.78
9/96                         11,196.65                                 11,196.65                              11,572.29
9/97                         12,164.50                                 12,164.50                              12,696.50
9/98                         13,288.39                                 13,288.39                              14,157.87
9/99                         13,042.83                                 13,042.83                              14,106.05
9/00                         13,799.97                                 13,799.97                              15,092.14
9/01                         15,471.88                                 15,471.88                              17,047.01
9/02                         16,651.19                                 16,651.19                              18,512.44

AVERAGE ANNUAL
TOTAL RETURN

                               ONE       FIVE        SINCE
                               YEAR      YEAR      INCEPTION
                             -------   ---------   ---------
GE Fixed Income               6.73%      6.01%       5.97%
GE Fixed Income W/LOAD        3.73%      6.01%       5.97%
   MAXIMUM LOAD               3.00%      0.00%       0.00%
LB Aggregate                  8.60%      7.83%       7.29%



CLASS C SHARES

[Line graph omitted--plot points as follows:]

                     GE Fixed Income Fund                    GE Fixed Income Fund w/load                    LB Aggregate
9/29/99                      10,000.00                                 10,000.00                              10,000.00
12/99                         9,959.96                                  9,959.96                               9,987.80
3/00                         10,126.79                                 10,126.79                              10,208.16
6/00                         10,240.50                                 10,240.50                              10,386.02
9/00                         10,514.93                                 10,514.93                              10,699.05
12/00                        10,921.61                                 10,921.61                              11,148.99
3/01                         11,214.34                                 11,214.34                              11,487.32
6/01                         11,236.82                                 11,236.82                              11,552.16
9/01                         11,700.73                                 11,700.73                              12,084.89
12/01                        11,612.13                                 11,612.13                              12,090.36
3/02                         11,610.47                                 11,610.47                              12,101.67
6/02                         12,012.58                                 12,012.58                              12,548.79
9/02                         12,498.80                                 12,498.80                              13,123.76




AVERAGE ANNUAL
TOTAL RETURN

                                ONE          SINCE
                                YEAR       INCEPTION
                              --------     ---------
GE Fixed Income                 6.82%        7.71%
GE Fixed Income W/LOAD          5.82%        7.71%
   MAXIMUM LOAD                 1.00%        0.00%
LB Aggregate                    8.60%        9.48%




CLASS Y SHARES

[Line graph omitted--plot points as follows:]


                      GE Fixed Income Fund                          LB Aggregate
11/29/93                     10,000.00                                 10,000.00
9/94                          9,765.50                                  9,724.23
9/95                         11,044.37                                 11,091.57
9/96                         11,521.71                                 11,635.00
9/97                         12,643.48                                 12,765.31
9/98                         13,949.99                                 14,234.60
9/99                         13,828.00                                 14,182.50
9/00                         14,673.02                                 15,173.93
9/01                         16,505.90                                 17,139.40
9/02                         17,794.77                                 18,612.77



AVERAGE ANNUAL
TOTAL RETURN

                               ONE       FIVE        SINCE
                               YEAR      YEAR      INCEPTION
                             -------   ---------   ---------
GE Fixed Income               7.81%      7.07%       6.74%
LB Aggregate                  8.60%      7.83%       7.29%



* MOODY'S INVESTORS SERVICES, INC. STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                            GE FIXED INCOME FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE FIXED INCOME FUND

MARKET VALUE OF $308,310 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Mortgage Backed                               31.9%
Asset Backed & Others                         27.7%
Corporate Notes                               18.4%
U.S. Treasuries                               12.4%
Federal Agencies                               9.6%


                                  PRINCIPAL
                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 109.4%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 16.2%

U.S. Treasury Bonds
   5.38%    02/15/31              $1,530,000  $   1,700,213(h,j)
   6.88%    08/15/25               1,945,000      2,501,056(h)
   7.25%    05/15/16               3,125,000      4,057,344(h)
   8.13%    08/15/19               3,965,000      5,603,021(h)
   10.38%   11/15/04               1,650,000      1,939,130(h)
   10.63%   08/15/15               1,060,000      1,739,842
                                                 17,540,606
U.S. Treasury Notes
   2.25%    07/31/04               6,665,000      6,734,716(j)
   3.25%    08/15/07               6,310,000      6,503,717(j)
   4.38%    08/15/12               1,545,000      1,642,768(j)
   6.50%    02/15/10               3,345,000      4,036,713(h)
   7.00%    07/15/06               1,435,000      1,676,640(h)
                                                 20,594,554

TOTAL U.S. TREASURIES
   (COST $36,364,098)                            38,135,160


FEDERAL AGENCIES -- 12.6%

Federal Home Loan Mortgage Assoc.
   4.50%    04/15/03               1,945,000      1,969,112
Federal Home Loan Mortgage Corp.
   5.00%    05/15/04                 360,000        377,557(h)
   5.25%    01/15/06               3,000,000      3,246,600
   6.00%    06/15/11                 650,000        734,819
                                                  4,358,976
Federal National Mortgage Assoc.
   3.50%    09/15/04               5,155,000      5,301,505(j)
   4.00%    11/17/03                 755,000        763,577(j)
   5.00%    01/20/04 - 01/15/07    8,620,000      9,083,157(j)






                                    PRINCIPAL
                                       AMOUNT         VALUE

   5.25%    08/14/03 - 08/01/12   $4,400,000  $   4,532,734(j)
   5.63%    02/28/07                 900,000        942,930
   7.13%    01/15/30               2,195,000      2,721,120(h)
                                                 23,345,023

TOTAL FEDERAL AGENCIES
   (COST $28,313,100)                            29,673,111


AGENCY MORTGAGE BACKED -- 34.6%

Federal Home Loan Mortgage Corp.
   6.00%    05/01/29 - 05/01/31    2,174,058      2,239,598
   6.50%    07/01/29 - 08/01/29      271,497        281,857
   7.00%    10/01/16 - 02/01/30      186,756        195,934
   7.50%    01/01/08 - 03/01/32    1,548,629      1,632,418
   8.00%    11/01/30                 188,744        202,281
   8.50%    04/01/30 - 05/01/30      230,296        246,430
   9.00%    12/01/16                  92,948        102,624
   9.50%    04/01/21                   8,600          9,547(h)
                                                  4,910,689
Federal National Mortgage Assoc.
   5.50%    03/01/14 - 03/01/16    3,112,979      3,226,763
   6.00%    09/01/14 - 10/01/29    1,943,301      2,016,717
   6.50%    06/01/17 - 01/01/32    1,214,207      1,270,704
   7.00%    08/01/13 - 08/01/32    3,952,849      4,146,372
   7.50%    12/01/09 - 06/01/32    5,652,780      5,976,108
   8.00%    12/01/12 - 06/01/32    2,445,804      2,617,810
   8.50%    01/01/31 - 04/01/32    1,413,700      1,514,283
   9.00%    06/01/09 - 12/01/22    1,021,699      1,117,490
   6.00%    TBA                    1,182,000      1,213,772(c)
   6.50%    TBA                   22,087,000     22,919,338(c)
   7.00%    TBA                   19,782,000     20,653,595(c)
                                                 66,672,952
Government National Mortgage Assoc.
   6.50%    02/15/24 - 04/15/28    1,241,579      1,299,088
   7.00%    03/15/12 - 04/15/28    1,089,349      1,156,506
   7.50%    01/15/23 - 08/15/31    1,337,588      1,426,272
   8.00%    07/15/27 - 06/15/30      460,921        495,910
   9.00%    11/15/16 - 12/15/21      606,307        675,228
   6.50%    TBA                    4,074,000      4,245,882(c)
   8.00%    TBA                      451,000        483,698(c)
                                                  9,782,584

TOTAL AGENCY MORTGAGE BACKED
   (COST $80,181,133)                            81,366,225


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.1%

Collateralized Mortgage Obligation
   Trust (Class B)
   4.46%    05/01/03                  41,709         37,611(d,f)

Federal Home Loan Mortgage Corp.
   6.00%    12/15/08 - 09/15/23      396,000        419,766
   6.25%    01/15/23                 100,000        105,656
   6.50%    12/15/08                 350,000        367,828
   7.00%    02/15/31                 585,000        630,155
   7.50%    07/15/08                  31,004          4,675(g)
   7.75%    08/15/05                 441,105        473,165


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                    PRINCIPAL
                                       AMOUNT         VALUE

   8.00%    09/15/06 - 07/01/24   $  138,365   $     36,779(g)
   14.86%   03/15/30                  76,847         77,375(i)
   16.27%   10/15/02                 160,000        194,221(i)
   21.32%   05/15/24                  89,194         82,337(d,f)
   23.14%   10/15/23                 103,132         95,691(d,f)
                                                  2,487,648
Federal Home Loan
   Mortgage STRIPS
   4.94%    08/01/27                  29,351         26,678(d,f)
   8.11%    04/01/28                  56,972         51,275(d,f)
                                                     77,953
Federal National Mortgage Assoc.
   6.50%    01/25/23 - 10/25/27    1,070,452      1,103,273
   7.50%    11/25/31 - 07/25/41      980,481      1,057,387
   9.04%    10/25/29                 168,292        146,414(d,f)
   14.75%   10/25/02                  38,705         39,379(i)
   14.85%   10/25/02                 226,591        253,981(i)
   17.38%   10/25/02                  79,018         80,401(i)
   20.43%   10/25/02                  43,403         43,898(i)
                                                  2,724,733
Federal National Mortgage
   Assoc. REMIC
   5.00%     05/25/12                281,756        291,177
   5.85%     12/25/22                 29,109         25,550(d,f)
   7.50%     02/25/41                607,365        655,005
   1008.00%  05/25/22                    186          4,087(g)
   16.55%    10/25/02                281,871        287,534(i)
   1080.91%  03/25/22                    150          2,967(g)
                                                  1,266,320
Federal National Mortgage
   Assoc. STRIPS
   7.50%    05/01/23 - 04/01/27    1,978,032        299,703(g)
   8.00%    08/01/23 - 07/01/24      252,938         41,291(g)
   8.50%    03/01/17 - 07/25/22       96,854         15,491(g)
   9.00%    05/25/22                  30,440          5,569(g)
                                                    362,054
Federal National Mortgage Corp.
   16.32%   10/15/02                 150,000        175,875(i)

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $7,015,603)                              7,132,194


ASSET BACKED -- 12.7%

Advanta Mortgage Loan Trust
   6.30%    06/25/03                  10,851         11,129
AESOP Funding II LLC (Class A)
   3.85%    10/20/05                 313,000        321,412(b)
American Express Credit Account
   Master Trust (Class A)
   1.86%    10/15/02                 760,000        759,346(i,p)
AmeriCredit Automobile Receivables
   Trust (Class A)
   3.55%    04/06/06                 162,000        164,042
Arran Master Trust (Class A)
   1.97%    12/15/02                 100,000         99,991(i,p)
Asset Backed Secs Corp.
   1.85%    08/15/32               1,000,000        997,500(d)







                                    PRINCIPAL
                                       AMOUNT         VALUE

Asset Backed Securities Corp.
   Home Equity (Class A)
   2.08%    10/15/02              $  571,267   $    570,111(i)
Centex Home Equity
   3.56%    06/25/25                 162,000        163,466
Chase Funding Loan
   Acquisition Trust
   5.39%    05/25/28                 318,000        332,860
Citibank Credit Card Issuance Trust
   4.10%    12/07/06                 375,000        388,241
Citibank Credit Card
   Master Trust I (Class A)
   6.05%    01/15/10                 152,000        169,004
Countrywide Asset-Backed
   Certificates (Class A)
   2.06%    10/25/02                 225,794        225,567(i)
Countrywide Asset-Backed
   Certificates (Class A)
   2.09%    10/25/02                 732,258        728,443(i)
Discover Card Master Trust I
   (Class A)
   2.00%    10/15/02               1,000,000      1,002,180(i,p)
Equity One ABS Inc.
   5.03%    10/25/32                  50,000         52,063
First Deposit Master Trust (Class A)
   1.99%    10/15/02               1,000,000      1,000,635(i)
First USA Credit Card
   Master Trust (Class A)
   1.99%    10/10/02               1,000,000      1,000,686(i,p)
Ford Credit Auto Owner
   Trust (Class B)
   4.79%    05/15/05                 307,000        323,213
Green Tree Financial Corp.
   6.90%    04/15/18                  44,145         45,924
HFC Home Equity Loan Asset
   Backed Certificates (Class A)
   2.12%    10/20/02                 401,109        399,907(i)
Household Automotive Trust
   (Class A)
   2.12%    10/17/02                 500,000        499,300(i)
Household Private Label
   Credit Card Master Note
   Trust I (Class A)
   1.96%    10/15/02                 107,000        107,058(i)
MBNA Credit Card Master Note
   Trust (Class C )
   4.05%    01/15/08                 165,000        167,124
MBNA Master Credit Card
   Trust USA (Class A)
   2.05%    10/15/02                 358,000        358,068(i)
MBNA Master Credit Card
   Trust USA (Class A)
   2.09%    10/15/02               2,500,000      2,509,762(i)
Merrill Lynch Mortgage
   Investors Inc. (Class A)
   2.13%    10/25/02               1,253,932      1,250,176(i)
Metris Master Trust (Class A)
   2.03%    10/20/02               2,000,000      2,000,954(i,p)
Metris Master Trust (Class A)
   2.05%    10/20/02                 178,000        178,063(i)

-----------------

See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                    PRINCIPAL
                                       AMOUNT         VALUE

Mid-State Trust (Class A)
   7.54%    10/01/18              $   38,401     $   41,520
National City Credit Card
   Master Trust (Class A)
   1.97%    10/15/02               1,000,000      1,001,666(i,p)
Novastar Home Equity Loan
   (Class A)
   2.11%    10/25/02                 929,163        927,987(i)
Option One Mortgage Loan Trust
   (Class A)
   2.08%    10/25/02                 929,670        928,970(i)
Providian Gateway Master Trust
   (Class A)
   2.04%    10/15/02               1,050,000      1,050,089(i)
Providian Master Trust (Class A)
   1.99%    10/15/02               3,000,000      3,002,374(i)
PSE&G Transition Funding LLC
   (Class A)
   6.61%    06/15/13                 270,000        310,500
Residential Asset Mortgage
   Products Inc. (Class A)
   1.94%    10/25/02                 309,280        308,884(i)
Residential Asset Mortgage
   Products Inc. (Class A)
   2.09%    10/25/02               1,454,262      1,448,021(i)
Residential Asset Securities Corp.
   (Class A)
   2.06%    10/25/02                 349,178        346,584(i)
Residential Asset
   Securitization Trust
   1.06%    05/25/04                 622,102         10,735(g)
Sears Credit Account Master Trust
   (Class A)
   1.97%    10/15/02               3,000,000      3,003,292(i)
Structured Asset Mtg Invts Inc.
   (Class A)
   1.84%    09/19/32                 500,000        500,000(d)
Superior Wholesale Inventory
   Financing Trust
   1.99%    10/15/02               1,000,000      1,000,026(i,p)
West Penn Funding LLC Transition
   Bonds (Class A)
   6.81%    09/25/08                 117,000        128,225

TOTAL ASSET BACKED
   (COST $29,778,778)                            29,835,098


CORPORATE NOTES -- 24.2%

Abbott Laboratories
   5.13%    07/01/04                 640,000        672,928
Aetna Inc./Old
   6.97%    08/15/36                 330,000        355,588
AIG SunAmerica Global
   Financing IX
   6.90%    03/15/32                 295,000        331,081(b)
Albertson's Inc.
   7.50%    02/15/11                 235,000        278,336
   8.00%    05/01/31                 100,000        120,821



                                    PRINCIPAL
                                       AMOUNT         VALUE

Allstate Financial Global Funding
   5.25%    02/01/07              $  360,000   $    382,403(b)
Amerada Hess Corp.
   7.13%    03/15/33                 325,000        359,918
   7.88%    10/01/29                 405,000        486,369
American Airlines Inc. (Class A)
   6.86%    10/15/10                  78,138         81,009
Anadarko Petroleum Corp.
   5.00%    10/01/12                 180,000        181,870
Anheuser-Busch Cos. Inc.
   6.50%    02/01/43                 630,000        702,293
Appalachian Power Co. (Series C)
   6.60%    05/01/09                 265,000        265,583
Appalachian Power Co. (Series E)
   4.80%    06/15/05                 220,000        220,222
AT&T Corp.
   5.63%    03/15/04                 155,000        154,613
Bank of America Corp.
   7.40%    01/15/11                 520,000        614,697
Bank One Corp.
   6.50%    02/01/06                 600,000        664,800
BB&T Corp.
   4.75%    10/01/12                 110,000        111,230
BCI US Funding Trust
   8.01%    07/15/08                 150,000        164,711(b,i)
Bellsouth Capital Funding
   7.88%    02/15/30                 200,000        238,882
Brascan Corp.
   7.13%    06/15/12                 250,000        259,132
Brascan Ltd.
   7.38%    10/01/02                  60,000         60,005
British Telecommunications PLC.
   8.38%    12/15/10                 180,000        210,434
Campbell Soup Co.
   5.50%    03/15/07                 225,000        245,034
Capital One Bank
   6.88%    02/01/06                 125,000        116,908
Cargill Inc.
   6.38%    06/01/12                 425,000        479,372(b)
Centerior Energy Corp. (Series B)
   7.67%    07/01/04                 290,000        301,858
Citigroup Inc.
   1.90%    11/29/02               2,000,000      2,001,206(i,p)
   5.70%    02/06/04                 830,000        868,886
   7.25%    10/01/10                 285,000        324,877
Coca-Cola Enterprises Inc.
   6.70%    10/15/36                 275,000        302,143
Conagra Foods Inc.
   7.00%    10/01/28                 150,000        164,817
   7.13%    10/01/26                 235,000        266,828
   7.88%    09/15/10                 140,000        169,239
Conoco Inc.
   5.90%    04/15/04               1,175,000      1,235,524
   6.95%    04/15/29                 150,000        170,433
ConocoPhillips
   9.38%    02/15/11                 170,000        221,865
Countrywide Home Loans Inc.
   5.63%    05/15/07                 425,000        450,415
COX Communications Inc.
   7.13%    10/01/12                 225,000        224,561



-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                    PRINCIPAL
                                       AMOUNT         VALUE

Credit Suisse First Boston USA Inc.
   6.50%    01/15/12              $  225,000   $    240,604
CSX Corp.
   7.25%    05/01/04                 100,000        106,790
Darden Restaurants Inc.
   7.13%    02/01/16                 250,000        287,700
Delhaize America Inc.
   7.38%    04/15/06                 220,000        204,558
Delta Air Lines Inc.
   7.57%    11/18/10                 805,000        840,211
Devon Financing Corp. ULC
   7.88%    09/30/31                 480,000        571,365
Dominion Resources Inc./VA
   (Series A)
   6.00%    01/31/03                 305,000        307,666
Duke Energy Corp.
   5.38%    01/01/09                 470,000        475,231
El Paso Corp.
   7.38%    12/15/12                 175,000        113,750
EOP Operating LP
   7.00%    07/15/11                 155,000        170,928
   7.75%    11/15/07                 455,000        520,097
Equity Residential
   6.63%    03/15/12                 580,000        638,476
European Investment Bank
   4.63%    03/01/07                 875,000        933,350
FedEx Corp.
   7.50%    01/15/18                 103,952        120,379
Ford Motor Co.
   7.45%    07/16/31                 260,000        210,595
Ford Motor Credit Co.
   7.38%    10/28/09                 325,000        311,370
   7.50%    03/15/05                 295,000        300,396
   7.60%    08/01/05                 130,000        132,176
FPL Group Capital Inc.
   7.38%    06/01/09                 645,000        724,728
Fred Meyer Inc. Holding Co.
   7.38%    03/01/05                 335,000        366,155
General Mills Inc.
   5.13%    02/15/07                 380,000        399,910
General Motors Acceptance Corp.
   5.75%    11/10/03                 430,000        433,651
   5.80%    03/12/03                 295,000        297,369
   6.13%    09/15/06 - 01/22/08      435,000        434,653
   6.88%    09/15/11                 400,000        391,328
Georgia Power Co.
   4.88%    07/15/07                 295,000        312,844
Golden State Bancorp Inc.
   7.13%    08/01/05                 310,000        335,823
Golden West Financial Corp.
   4.75%    10/01/12                 225,000        226,582
Goldman Sachs Group Inc.
   6.60%    01/15/12                 225,000        246,461
HJ Heinz Finance Co.
   6.00%    03/15/12                 150,000        165,344(b)
HSBC Capital Funding LP/
   Channel Islands
   9.55%    06/30/10                 355,000        434,126(i)



                                    PRINCIPAL
                                       AMOUNT         VALUE

Hyatt Equities LLC
   6.88%    06/15/07              $  175,000   $    177,741(b)
Hydro Quebec
   8.25%    04/15/26                 360,000        496,159
International Business
   Machines Corp.
   1.90%    12/10/02               1,000,000        999,588(i)
International Paper Co.
   6.88%    04/15/29                 335,000        352,306
Israel Electric Corp. Ltd.
   8.10%    12/15/96                  85,000         78,573(b)
John Deere Capital Corp.
   4.13%    07/15/05                 305,000        313,752
John Hancock Funds/USA
   6.50%    03/01/11                 245,000        266,797
John Hancock Global Funding II
   5.63%    06/27/06                 355,000        376,992
Jones Apparel Group Inc.
   7.88%    06/15/06                 145,000        163,708
Kellogg Co. (Series B)
   6.60%    04/01/11                 350,000        398,577
   7.45%    04/01/31                 330,000        404,666
Keycorp
   4.63%    05/16/05                 665,000        690,915
KFW International Finance
   4.75%    01/24/07                 710,000        758,007
Kraft Foods Inc.
   5.25%    06/01/07               1,005,000      1,087,621
Kroger Co.
   8.00%    09/15/29                 220,000        263,239
Lockheed Martin Corp.
   8.50%    12/01/29                 350,000        462,742
Loral Corp.
   8.38%    06/15/24                 235,000        293,891
Marathon Oil Corp.
   6.80%    03/15/32                 510,000        539,427
Masco Corp.
   5.88%    07/15/12                 295,000        307,744
   6.75%    03/15/06                 365,000        395,448
Metropolitan Life Global Funding I
   4.75%    06/20/07                 260,000        275,302
Monumental Global Funding III
   (Series A)
   5.20%    01/30/07                 310,000        325,835(b)
Morgan Stanley
   7.13%    01/15/03                 130,000        131,746
Murphy Oil Corp.
   7.05%    05/01/29                 195,000        215,491
Nabisco Inc.
   6.13%    02/01/33                 140,000        141,698(i)
National Rural Util Co.op Fin
   6.00%    05/15/06                 710,000        765,254
NB Capital Trust IV
   8.25%    04/15/07                 220,000        251,018
News America Inc.
   7.63%    11/30/28                 200,000        186,460
Norfolk Southern Corp.
   6.00%    04/30/08                 225,000        245,637


-------------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002



                                    PRINCIPAL
                                       AMOUNT         VALUE

North Fork Bancorporation Inc.
   5.88%    08/15/12                $185,000   $    199,356(b)
Occidental Petroleum Corp.
   8.45%    02/15/29                 240,000        305,359
Ocean Energy Inc.
   4.38%    10/01/07                 230,000        233,135
Pall Corp.
   6.00%    08/01/12                 230,000        243,943(b)
Pemex Finance Ltd.
   9.03%    02/15/11                 260,000        302,362
Pepsi Bottling Holdings Inc.
   5.38%    02/17/04                 415,000        431,953(b)
Petroleos Mexicanos
   9.50%    09/15/27                 740,000        812,150
Potash Corp. of Saskatchewan
   7.75%    05/31/11                 150,000        175,956
PP&L Capital Funding Inc.
   7.75%    04/15/05                 305,000        314,428
Praxair Inc.
   6.63%    10/15/07                  75,000         85,306
Procter & Gamble - Esop
   (Series A)
   9.36%    01/01/21                 205,000        286,775
Procter & Gamble Co.
   4.75%    06/15/07                 390,000        420,385
Progress Energy Inc.
   5.85%    10/30/08                 230,000        241,093
   6.55%    03/01/04                 210,000        218,432
   7.75%    03/01/31                 215,000        234,357
PSEG Power LLC
   6.95%    06/01/12                 155,000        149,676(b)
PSI Energy Inc.
   6.65%    06/15/06                 185,000        198,207
Quest Diagnostics
   6.75%    07/12/06                 155,000        169,048
   7.50%    07/12/11                 160,000        185,806
Raytheon Co.
   6.75%    08/15/07                 200,000        221,298
   7.90%    03/01/03                 550,000        559,068
Royal Bank of Scotland
   Group PLC.
   7.65%    09/30/31                 110,000        124,185(i)
   8.82%    03/31/49                 290,000        329,707
   9.12%    03/31/49                 265,000        328,107
Safeway Inc.
   6.15%    03/01/06                 500,000        543,420
Scripps Co. (E.W.)
   5.75%    07/15/12                 220,000        241,365
Simon Property Group LP
   6.75%    07/15/04                 230,000        242,990
Southtrust Bank NA
   7.00%    11/15/08                 115,000        131,730
Southwestern Electric Power
   (Series B)
   4.50%    07/01/05                 170,000        169,352
Sprint Capital Corp.
   6.00%    01/15/07                 180,000        126,000
St. George Funding Co. LLC
   8.49%    06/30/07                 100,000        100,498(b)




                                    PRINCIPAL
                                       AMOUNT         VALUE

Target Corp.
   5.88%    03/01/12              $  345,000   $    380,580
   7.00%    07/15/31                 295,000        343,533
Tele-Communications-TCI Group
   9.80%    02/01/12                 415,000        413,145
Tenet Healthcare Corp.
   5.38%    11/15/06                 695,000        736,867
The Bear Stearns Cos. Inc.
   5.70%    01/15/07                 155,000        166,658
TRW Inc.
   6.63%    06/01/04                 200,000        209,098
Turner Broadcasting System Inc.
   8.38%    07/01/13                 350,000        333,001
Tyson Foods Inc.
   8.25%    10/01/11                 235,000        281,166
UBS Preferred Funding Trust I
   8.62%    10/01/10                 245,000        292,943(i)
Unilever Capital Corp.
   6.88%    11/01/05                 110,000        123,321
Union Carbide Corp.
   6.79%    06/01/25                 135,000        143,246
Union Pacific Corp.
   5.75%    10/15/07                 365,000        397,324
   5.84%    05/25/04                 265,000        278,300
   6.79%    11/09/07                 160,000        181,749
   7.38%    09/15/09                 210,000        243,552
Union Planters Bank NA
   5.13%    06/15/07                 310,000        332,259
United Dominion Realty Trust Inc.
   6.50%    06/15/09                 220,000        234,762
Valero Energy Corp.
   6.88%    04/15/12                 320,000        310,614
Verizon Florida Inc. (Series F)
   6.13%    01/15/13                 225,000        227,900
Verizon Global Funding Corp.
   7.75%    12/01/30                 570,000        575,472
Verizon Pennsylvania (Series A)
   5.65%    11/15/11                 155,000        152,746
Viacom Inc.
   7.75%    06/01/05                 350,000        389,704
Wachovia Corp.
   4.95%    11/01/06                 325,000        346,830
Walt Disney Co.
   5.38%    06/01/07                 235,000        243,910
   6.20%    06/20/14                 220,000        231,840
Washington Mutual Inc.
   5.63%    01/15/07                 310,000        332,301
Wells Fargo & Co.
   1.86%    12/24/02               1,000,000        999,462(i)
   5.25%    12/01/07                 500,000        539,435
Wendy's International Inc.
   6.20%    06/15/14                 490,000        553,783
Weyerhaeuser Co.
   5.50%    03/15/05                 390,000        406,563(b)
   6.13%    03/15/07                 250,000        266,277(b)
Wisconsin Energy Corp.
   5.88%    04/01/06                 225,000        242,586
Wyeth
   5.88%    03/15/04                 250,000        258,723


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                    PRINCIPAL
                                       AMOUNT         VALUE

Yale University
   7.38%    04/15/26               $  70,000 $       81,288
Yorkshire Power Pass-Through
   Asset Trust 2000-1
   8.25%    02/15/05                 160,000        172,715(b)

TOTAL CORPORATE NOTES
   (COST $54,198,965)                            56,830,941


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.1%

Bear Stearns Commercial
   Mortgage Securities
   4.83%    08/15/38                 167,000        167,871
Bear Stearns Commercial Mortgage
   Securities (Class A)
   5.06%    11/15/16                 389,863        411,306
   6.48%    02/15/35                  66,000         74,590
Bear Stearns Commercial Mortgage
   Securities (Class B)
   6.20%    02/14/31                  36,000         39,906
Chase Commercial Mortgage
   Securities Corp. (Class A)
   6.03%    11/18/30                 246,149        264,629
   6.39%    11/18/30                 857,000        963,482
Citicorp Mortgage Securities Inc.
   (Class B)
   6.13%    09/25/13                 339,492        349,583
COMM (Class A)
   6.46%    02/16/34                 180,000        199,476(b)
CS First Boston Mortgage
   Securities Corp. (Class A)
   5.11%    09/15/34                 111,000        117,017
   6.13%    04/15/37                 310,000        343,034
DLJ Commercial Mortgage Corp.
   6.24%    11/12/31                 698,000        779,371
First Horizon Asset Securities Inc.
   (Class B)
   6.25%    08/25/13                 224,806        232,956
First Union-Lehman Brothers-
   Bank of America (Class A)
   6.56%    11/18/35                 250,000        282,341
Granite Mortgages PLC.
   2.00%    01/20/03               1,000,000      1,000,000(i)
GS Mortgage Securities Corp. II
   6.86%    07/13/30                 207,000        217,652
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   6.47%    11/15/35                 150,000        170,085
LB Commercial Conduit Mortgage
   Trust (Class A)
   6.78%    06/15/31                 136,000        155,264
LB-UBS Commercial
   Mortgage Trust
   4.17%    03/15/34               1,305,000         44,859(b,d,g)
   6.23%    03/15/26                 229,000        255,550
   6.53%    07/14/16                 140,000        156,713(b)







                                    PRINCIPAL
                                       AMOUNT         VALUE

LB-UBS Commercial Mortgage
   Trust (Class B)
   6.65%    07/14/16             $    66,000  $      73,673(b)
Lehman Large Loan (Class A)
   6.84%    10/12/34                 300,000        321,563
Master Asset Securitization Trust
   6.31%    06/25/13                 179,846        184,904
Morgan Stanley Capital I (Class A)
   6.34%    07/15/30                 123,799        133,393
   7.11%    04/15/33                 577,000        669,484
Morgan Stanley Dean
   Witter Capital I
   1.03%    10/15/35               2,374,000         89,396(b,g)
   1.12%    04/15/34               1,406,000         57,602(b,g)
   7.20%    10/15/33                  72,000         84,053
Morgan Stanley Dean Witter
   Capital I (Class A)
   5.90%    10/15/35                 450,000        491,490
   5.98%    02/01/31                 243,490        259,975
   6.01%    07/15/33                 132,896        145,567
   6.39%    10/15/35                 250,000        280,539
Morgan Stanley Dean Witter
   Capital I (Class B)
   6.55%    07/15/33                  56,000         63,060
Morgan Stanley Dean Witter
   Capital I (Class X)
   1.60%    08/15/18                 791,554         50,630(b,g)
Salomon Brothers Mortgage
   Securities VII
   7.00%    07/25/24                 365,121        376,939
Structured Asset Securities Corp.
   (Class X)
   1.78%    02/25/28                 507,297         30,913(g)
TIAA Retail Commercial Trust
   (Class A)
   5.77%    06/19/16                 111,007        117,962(b)
   6.56%    06/19/26                 131,000        146,958(b)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $9,159,915)                              9,803,786


SOVEREIGN BONDS -- 1.9%

Canadian Government Bond
   5.25%    11/05/08                 300,000        328,782
Finland Government
   International Bond
   4.75%    03/06/07                 360,000        386,842
Italy Government International Bond
   4.38%    10/25/06                 475,000        503,579
   4.63%    06/15/05                 465,000        491,840
   5.63%    06/15/12                 145,000        161,228
Province of British Columbia/Canada
   4.63%    10/03/06                 265,000        282,872
Province of Manitoba
   4.25%    11/20/06                 405,000        426,499



-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002



                                    PRINCIPAL
                                       AMOUNT         VALUE

Province of Ontario
   3.50%    09/17/07                $230,000 $      234,226
   5.13%    07/17/12                 230,000        246,576
   7.38%    01/27/03                 270,000        274,280
Province of Quebec
   5.00%    07/17/09                 695,000        741,156
   7.50%    09/15/29                 295,000        379,836

TOTAL SOVEREIGN BONDS
   (COST $4,160,276)                              4,457,716


TOTAL BONDS AND NOTES
   (COST $249,171,868)                          257,234,231


                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.2%
--------------------------------------------------------------------------------

Centaur Funding Corp.
   (Series B), 9.08%
   (COST $557,267)                       495        374,788(b)

TOTAL INVESTMENTS IN SECURITIES
   (COST $249,729,135)                          257,609,019


                                    PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 21.6%
--------------------------------------------------------------------------------

COMMERCIAL PAPER-- 16.2%

Cred Agri Indo Na Inc.
   1.80%    10/02/02             $11,000,000     10,998,350(p)
San Paolo U.S. Finance Company
   1.80%    10/04/02              11,000,000     10,998,350
Toyota Mtr Cr Co
   1.73%    10/03/02               5,000,000      4,999,519
UBS AG
   1.76%    10/11/02              11,000,000     10,994,623
                                                 37,990,842








                                    PRINCIPAL
                                       AMOUNT         VALUE

TIME DEPOSIT -- 2.1%

Canadian Imp Bk of Comm
   1.81%    10/02/02              $4,900,000  $   4,900,000(p)

YANKEE CERTIFICATE OF DEPOSIT -- 3.3%
Abbey National PLC
   2.10%    11/13/02               3,650,000      3,650,000
Bayerische Hypo-und
   Vereinsbank AG
   2.25%    01/10/03               2,260,000      2,260,000
Dexia Bank Belgium
   2.25%    01/21/03               1,900,000      1,900,000
                                                  7,810,000

TOTAL SHORT-TERM INVESTMENTS
   (COST $50,700,842)                            50,700,842


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (31.2)%                                  (73,260,822)
                                               -------------


NET ASSETS-- 100%                              $235,049,039
                                               =============


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE GOVERNMENT SECURITIES FUND




 Q&A



Q. HOW DID THE GE GOVERNMENT SECURITIES FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2002.

A. The GE Government Securities Fund gained 9.38% for Class A shares, 8.41% for Class B shares and 8.38% for Class C shares for the one-year period ended September 30, 2002. It slightly lagged its benchmark index, the Lehman Brothers Government Bond Index which returned 10.04% for the period. The Fund outperformed the average return for the 129 Intermediate Government Bond funds tracked by Lipper, which returned 8.24% for the same period.

Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. An allocation to mortgage-backed securities and a strong position in government agency securities benefited portfolio performance. Favorable positioning in securities of selected maturities that benefited most from interest rate trends also contributed positively to performance.

                                                   GE GOVERNMENT SECURITIES FUND


FIVE YEAR TREASURY NOTE YIELD HISTORY
10/1/01-- 9/30/02


[Line chart omitted--plot points as follows:]




Date              Yield
------------   -------------
9/30/02           0.88%
9/15/02           1.36%
8/31/02           1.39%
8/15/02           1.51%
7/31/02           1.42%
7/15/02           1.62%
6/30/02           1.43%
6/15/02           1.71%
5/31/02           1.88%
5/15/02           1.99%
4/30/02           1.94%
4/15/02           2.21%
3/31/02           2.50%
3/15/02           2.52%
2/28/02           2.11%
2/15/02           2.06%
1/31/02           2.18%
1/15/02           1.94%
12/31/02          2.23%
12/15/01          2.36%
11/30/01          2.20%
11/15/01          2.63%
10/31/01          2.14%
10/15/01          2.59%
10/1/01           2.69%


HIGH              2.69%
LOW               0.88%
AVG.              1.98%


INVESTMENT PROFILE
A mutual fund designed for investors who seek a high level of current income consistent with safety of principal by investing primarily in U.S. Government securities.

LIPPER PERFORMANCE COMPARISON

Intermediate U.S. Government Peer Group

Based on average annual total returns for the periods ended 9/30/02

                   ONE    FIVE     TEN
                  YEAR    YEAR    YEAR
                 ------  ------  ------
Number of
Funds in
peer group:        129     93      34
--------------------------------------------------------------------------------
Peer group
average annual
total return:    8.24%    7.04%    6.20%
--------------------------------------------------------------------------------
Lipper categories in peer group:
Intermediate U.S. Government,
Intermediate U.S. Treasury


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES ++

[Line graph omitted--plot points as follows:]

                         GE Government                             GE Government
                        Securities Fund                        Securities Fund w/load                       LB Government
9/8/93                       10,000.00                                  9,575.00                              10,000.00
9/93                          9,903.09                                  9,482.20                              10,038.00
9/94                          9,084.41                                  8,698.33                               9,632.30
9/95                          9,978.59                                  9,554.50                              10,939.25
9/96                         10,352.80                                  9,912.81                              11,422.80
9/97                         11,329.33                                 10,847.83                              12,467.87
9/98                         12,644.78                                 12,107.37                              14,163.97
9/99                         12,390.47                                 11,863.87                              13,921.07
9/00                         13,193.25                                 12,632.53                              14,920.53
9/01                         14,797.16                                 14,168.28                              16,898.88
9/02                         16,185.17                                 15,497.30                              18,594.86




AVERAGE ANNUAL
TOTAL RETURN

                         ONE    FIVE    SINCE
                         YEAR   YEAR  INCEPTION
                       -------------------------
GE Government
   Securities           9.38%   7.39%   5.46%
GE Government
   Securities W/LOAD    4.72%   6.46%   4.95%
   MAXIMUM LOAD OF 4.25%
LB Government          10.04%   8.32%   7.07%





CLASS B SHARES

[Line graph omitted--plot points as follows:]

                         GE Government                             GE Government
                        Securities Fund                        Securities Fund w/load                       LB Government
9/91                         10,000.00                                 10,000.00                              10,000.00
9/92                         11,211.28                                 11,211.28                              10,141.00
9/93                         12,082.43                                 12,082.43                              11,264.66
9/94                         10,996.07                                 10,996.07                              10,809.38
9/95                         12,015.11                                 12,015.11                              12,276.04
9/96                         12,356.25                                 12,356.25                              12,818.69
9/97                         13,432.52                                 13,432.52                              13,991.47
9/98                         14,908.20                                 14,908.20                              15,894.84
9/99                         14,547.16                                 14,547.16                              15,622.26
9/00                         15,356.25                                 15,356.25                              16,743.85
9/01                         17,125.28                                 17,125.28                              18,963.96
9/02                         18,564.71                                 18,564.71                              20,867.19


AVERAGE ANNUAL
TOTAL RETURN

                        ONE    FIVE    TEN
                        YEAR   YEAR    YEAR
                      -------------------------
GE Government
   Securities           8.41%   6.69%   5.33%
GE Government
   Securities W/LOAD    5.41%   6.69%   5.33%
   MAXIMUM LOAD         3.00%   0.00%   0.00%
LB Government          10.04%   8.32%   8.00%



CLASS C SHARES

[Line graph omitted--plot points as follows:]

                         GE Government                             GE Government
                        Securities Fund                        Securities Fund w/load                       LB Government
9/30/99                      10,000.00                                 10,000.00                              10,000.00
12/99                         9,951.33                                  9,951.33                               9,936.96
3/00                         10,273.14                                 10,273.14                              10,269.80
6/00                         10,337.53                                 10,337.53                              10,430.62
9/00                         10,607.84                                 10,607.84                              10,717.94
12/00                        11,106.59                                 11,106.59                              11,253.18
3/01                         11,334.59                                 11,334.59                              11,536.00
6/01                         11,268.91                                 11,268.91                              11,508.74
9/01                         11,842.06                                 11,842.06                              12,139.06
12/01                        11,739.95                                 11,739.95                              12,067.03
3/02                         11,657.43                                 11,657.43                              11,990.68
6/02                         12,132.32                                 12,132.32                              12,522.80
9/02                         12,834.85                                 12,834.85                              13,357.34




AVERAGE ANNUAL
TOTAL RETURN

                          ONE   SINCE
                         YEAR INCEPTION
                        -----------------
GE Government
   Securities           8.38%   8.67%
GE Government
   Securities W/LOAD    7.38%   8.67%
   MAXIMUM LOAD         1.00%   0.00%
LB Government          10.04%  10.13%




AN INVESTMENT IN THE GE GOVERNMENT SECURITIES FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                   GE GOVERNMENT SECURITIES FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE GOVERNMENT SECURITIES FUND

MARKET VALUE OF $296,482 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Federal Agencies              35.6%
U.S. Treasuries               29.1%
Short-Term & Others           26.5%
Mortgage Backed                6.3%
Corporate Notes                2.5%




                                    PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 110.7%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 38.9%

U.S. Treasury Bonds
   6.88%    08/15/25             $12,355,000  $  15,887,171(h)
   7.25%    05/15/16               4,505,000      5,849,067
   8.13%    08/15/19              13,230,000     18,695,578(h)
   10.38%   11/15/04               7,800,000      9,166,794
                                                 49,598,610
U.S. Treasury Notes
   2.25%    07/31/04              14,205,000     14,353,584(j)
   3.25%    08/15/07              21,705,000     22,371,344(j)
                                                 36,724,928

TOTAL U.S. TREASURIES
   (COST $81,660,698)                            86,323,538


FEDERAL AGENCIES -- 47.6%

Federal Home Loan Mortgage Assoc.
   4.50%    04/15/03               2,000,000      2,024,794
Federal Home Loan Mortgage Corp.
   6.00%    06/15/11               4,630,000      5,234,169
   7.00%    07/15/05               5,000,000      5,614,300
                                                 10,848,469
Federal National Mortgage Assoc.
   3.50%    09/15/04              15,905,000     16,357,020(j)
   4.00%    11/17/03               1,985,000      2,007,550(j)
   5.00%    01/20/04              11,000,000     11,351,340(j)
   5.25%    08/14/03 - 08/01/12    7,180,000      7,414,779(j)
   5.63%    02/28/07               2,295,000      2,404,472
   6.13%    03/15/12              13,305,000     15,119,270



                                    PRINCIPAL
                                       AMOUNT         VALUE

   7.00%    07/15/05             $20,570,000  $  23,080,980(j)
   7.13%    01/15/30              12,085,000     14,981,654
                                                 92,717,065

TOTAL FEDERAL AGENCIES
   (COST $99,497,136)                           105,590,328


AGENCY MORTGAGE BACKED -- 8.5%

Federal Home Loan Mortgage Corp.
   6.50%    04/01/31                  66,174         68,688
   7.00%    12/01/26 - 02/01/30      142,291        148,586
   7.50%    02/01/07 - 04/01/12    2,740,900      2,911,720
   9.00%    12/01/14                 529,843        582,562
                                                  3,711,556
Federal National Mortgage Assoc.
   7.00%    02/01/30                 348,565        364,083
   7.50%    12/01/23               1,224,774      1,305,242
   9.00%    06/01/09 - 07/01/21      188,076        205,460
   6.00%    TBA                    7,297,000      7,493,143(c)
   7.00%    TBA                    4,000,000      4,176,240(c)
                                                 13,544,168
Government National
   Mortgage Assoc.
   8.50%    05/15/21 - 03/15/23      169,348        185,468
   9.00%    05/15/13 - 07/15/16    1,136,089      1,263,073
                                                  1,448,541

TOTAL AGENCY MORTGAGE BACKED
   (COST $18,298,604)                            18,704,265


ASSET BACKED -- 10.6%

American Express Credit Account
   Master Trust (Class A)
   1.86%    10/15/02               8,330,000      8,322,834(i,p)
Arran Master Trust (Class A)
   1.97%    12/15/02                 200,000        199,982(i,p)
Asset Backed Secs Corp.
   1.85%    08/15/32                 800,000        798,000(d)
Chase Credit Card Master Trust
   (Class A)
   1.89%    10/15/02               1,500,000      1,500,214(i,p)
Compucredit Credit Card Trust
   2.04%    10/15/02               2,000,000      1,999,977(i,p)
Discover Card Master Trust I
   (Class A)
   2.00%    10/15/02               1,000,000      1,002,180(i,p)
First USA Credit Card Master Trust
   (Class A)
   1.97%    10/17/02               1,000,000      1,000,418(i,p)
   1.99%    10/10/02               1,000,000      1,000,686(i,p)
Granite Mortgages PLC.
   2.00%    01/20/03                 800,000        800,000(i)
Household Private Label Credit
   Card Master Note Trust I
   (Class A)
   1.96%    10/15/02               1,055,000      1,055,567(i,p)

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE GOVERNMENT SECURITIES FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002



                                    PRINCIPAL
                                       AMOUNT         VALUE

MBNA Master Credit Card Trust
   USA (Class A)
   1.90%    10/15/02              $2,000,000   $  1,999,984(i,p)
   1.99%    10/15/02                 800,000        800,395(i,p)
Superior Wholesale Inventory
   Financing Trust
   1.99%    10/15/02               1,000,000      1,000,026(i,p)
World Financial Network Credit
   Card Master Trust (Class A)
   2.06%    10/15/02               2,000,000      1,999,954(i,p)

TOTAL ASSET BACKED
   (COST $23,491,510)                            23,480,217


CORPORATE NOTES -- 3.3%

General Motors Acceptance Corp.
   2.58%    10/21/02               1,000,000        981,537(i,p)
Merrill Lynch & Co Inc.
   2.04%    10/15/02               2,000,000      2,001,070(i)
Salomon Smith Barney
   Holdings Inc.
   1.98%    10/21/02               3,300,000      3,300,079(i)
   2.03%    10/23/02               1,000,000      1,000,398(i,p)

TOTAL CORPORATE NOTES
   (COST $7,300,000)                              7,283,084


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.8%

Morgan Stanley Capital I (Class A)
   6.76%    03/15/32                 184,864        202,764
Morgan Stanley Dean Witter
   Capital I (Class A)
   6.54%    02/01/31                 500,000        561,086
Norwest Asset Securities Corp.
   (Class B)
   7.25%    12/25/02               3,198,636      3,271,718

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $3,919,631)                              4,035,568


TOTAL INVESTMENT IN SECURITIES
   (COST $234,167,579)                          245,417,000


                                    PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 23.0%
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 22.7%

Canadian Imperial Bank
   of Commerce
   2.32% 12/30/02                $   900,000  $     894,791
Citicorp
   1.80% 10/02/02                  8,430,000      8,429,579(p)
Cred Agri Indo Na Inc.
   1.80% 10/02/02                 11,000,000     10,998,350(p)
San Paolo U.S. Finance Company
   1.80% 10/04/02                 11,000,000     10,998,350(p)
Toyota Mfr Cr Co
   1.73% 10/03/02                  8,000,000      7,999,231
UBS AG
   1.76% 10/11/02                 11,000,000     10,994,622(p)
                                                 50,314,923

TIME DEPOSIT -- 0.1%

State Street Cayman Islands
   1.88% 10/01/02                    250,482        250,482(e,p)

YANKEE CERTIFICATE OF DEPOSIT -- 0.2%

Bayerische Hypo-und
   Vereinsbank AG
   2.25% 01/10/03                    500,000        500,000

TOTAL SHORT-TERM INVESTMENTS
   (COST $51,065,405)                            51,065,405


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (33.7)%                                  (74,697,661)
                                               -------------


NET ASSETS-- 100%                              $221,784,744
                                               =============



--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Government Securities Fund had the following long futures contracts open at September 30, 2002:

                               NUMBER     CURRENT
                EXPIRATION       OF      NOTIONAL   UNREALIZED
DESCRIPTION        DATE       CONTRACTS    VALUE   APPRECIATION
--------------------------------------------------------------------------------

U.S. Treasury
   Notes       December 2002     10     $1,159,063    $10,409




-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE SHORT-TERM GOVERNMENT FUND
Q&A



Q. HOW DID THE GE SHORT-TERM GOVERNMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2002.

A. The GE Short-Term Government Fund gained 5.65% for Class A shares, 4.94% for Class B shares, 4.78% for Class C shares, and 6.06% for Class Y shares for the one-year period ended September 30, 2002. By comparison, the Lehman Brothers 1-3 Year Government Bond Index returned 5.86% for the period. The average return for the 166 Short Term U.S. Government Bond funds tracked by Lipper was 5.75%.


Q.  WHAT WERE THE KEY DRIVERS OF THE FUND'S PERFORMANCE?

A. The predominant source of Fund performance came from the added yield gained by our allocation to mortgage-backed securities and favorable security selection within that sector. The Fund lagged the peer group average in the final quarter of the 12-month period, as mortgage-backed security yield spreads widened due to increased volatility and higher refinancing activity.

                                                   GE SHORT-TERM GOVERNMENT FUND


TWO YEAR TREASURY NOTE YIELD HISTORY
10/1/01 - 9/30/02


[Line chart omitted--plot points as follows:]




Date              Yield
----------     -----------
9/30/02           1.642
9/15/02           2.000
8/31/02           2.089
8/15/02           2.174
7/31/02           2.209
7/15/02           2.565
6/30/02           2.934
6/15/02           3.007
5/31/02           3.305
5/15/02           3.480
4/30/02           3.405
4/15/02           3.563
3/31/02           3.926
3/15/02           3.851
2/28/02           3.301
2/15/02           3.345
1/31/02           3.489
1/15/02           3.215
12/31/01          3.514
12/15/01          3.662
11/30/01          3.269
11/15/01          3.371
10/31/01          2.816
10/15/01          3.181
10/1/01           3.237




HIGH              3.93%
LOW               1.64%
AVG.              3.06%




INVESTMENT PROFILE
A mutual fund designed for investors who seek a high level of income consistent with prudent investment management and the preservation of capital by investing primarily in U.S. Government securities.

LIPPER PERFORMANCE COMPARISON

Short Term U.S. Government Bond Peer Group

Based on average annual total returns for the periods ended 9/30/02

                         ONE      FIVE
                        YEAR      YEAR
                      --------- ---------
Number of
Funds in
peer group:              166       137
--------------------------------------------------------------------------------
Peer group
average annual
total return:          5.75%      6.10%
--------------------------------------------------------------------------------
Lipper categories
in peer group:  Short Term U.S. Treasury, Short U.S. Government,
Short-Intermediate U.S. Government


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES +

[Line graph omitted--plot points as follows:]

                        GE Short- Term                              GE Short-Term
                        Government Fund                        Government Fund w/load                        LB 1-3 Yr.
3/2/94                       10,000.00                                  9,750.00                              10,000.00
9/94                         10,052.77                                  9,801.45                              10,049.51
9/95                         10,831.26                                 10,560.48                              10,872.29
9/96                         11,370.47                                 11,086.21                              11,488.10
9/97                         12,117.11                                 11,814.18                              12,278.56
9/98                         13,008.56                                 12,683.35                              13,251.72
9/99                         13,336.41                                 13,003.00                              13,674.97
9/00                         14,091.89                                 13,739.59                              14,474.38
9/01                         15,515.67                                 15,127.78                              16,018.71
9/02                         16,392.89                                 15,983.07                              16,956.83


AVERAGE ANNUAL
TOTAL RETURN

                         ONE     FIVE   SINCE
                         YEAR    YEAR INCEPTION
                       ------- ------- ----------
GE Short-Term
    Government          5.65%   6.23%   5.93%
GE Short-Term
    Government  W/LOAD  3.03%   5.70%   5.61%
    MAXIMUM LOAD OF 2.50%
LB 1-3 Yr.              5.86%   6.67%   6.35%



CLASS B SHARES

[Line graph omitted--plot points as follows:]

                        GE Short- Term                              GE Short-Term
                        Government Fund                        Government Fund w/load                        LB 1-3 Yr.
3/2/94                       10,000.00                                 10,000.00                              10,000.00
9/94                         10,019.58                                 10,019.58                              10,049.51
9/95                         10,722.29                                 10,722.29                              10,872.29
9/96                         11,189.26                                 11,189.26                              11,488.10
9/97                         11,842.93                                 11,842.93                              12,278.56
9/98                         12,651.64                                 12,651.64                              13,251.72
9/99                         12,893.17                                 12,893.17                              13,674.97
9/00                         13,590.65                                 13,590.65                              14,474.38
9/01                         14,963.79                                 14,963.79                              16,018.71
9/02                         15,809.80                                 15,809.80                              16,956.83


AVERAGE ANNUAL
TOTAL RETURN

                         ONE     FIVE    SINCE
                         YEAR    YEAR  INCEPTION
                       ------- ------- ---------
GE Short-Term
    Government          4.94%   5.61%   5.48%
GE Short-Term
    Government  W/LOAD  1.94%   5.61%   5.48%
    MAXIMUM LOAD        3.00%   0.00%   0.00%
LB 1-3 Yr.              5.86%   6.67%   6.35%


CLASS C SHARES

[Line graph omitted--plot points as follows:]

                        GE Short- Term                              GE Short-Term
                        Government Fund                        Government Fund w/load                        LB 1-3 Yr.
9/30/99                      10,000.00                                 10,000.00                              10,000.00
12/99                        10,037.74                                 10,037.74                              10,055.24
3/00                         10,119.38                                 10,119.38                              10,182.44
6/00                         10,274.34                                 10,274.34                              10,356.63
9/00                         10,479.79                                 10,479.79                              10,584.58
12/00                        10,732.24                                 10,732.24                              10,876.87
3/01                         10,968.91                                 10,968.91                              11,181.68
6/01                         11,076.23                                 11,076.23                              11,316.09
9/01                         11,463.27                                 11,463.27                              11,713.89
12/01                        11,452.00                                 11,452.00                              11,805.00
3/02                         11,540.70                                 11,540.70                              11,807.51
6/02                         11,755.76                                 11,755.76                              12,104.86
9/02                         12,011.47                                 12,011.47                              12,399.91


AVERAGE ANNUAL
TOTAL RETURN

                         ONE     SINCE
                         YEAR  INCEPTION
                       ------- ---------
GE Short-Term
    Government          4.78%   6.29%
GE Short-Term
Government  W/LOAD      3.78%   6.29%
   MAXIMUM LOAD         1.00%   0.00%
LB 1-3 Yr.              5.86%   7.43%


CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                        GE Short- Term
                        Government Fund                               LB 1-3 Yr.
3/2/94                       10,000.00                                 10,000.00
9/94                         10,068.86                                 10,049.51
9/95                         10,866.25                                 10,872.29
9/96                         11,435.67                                 11,488.10
9/97                         12,217.07                                 12,278.56
9/98                         13,151.29                                 13,251.72
9/99                         13,527.99                                 13,674.97
9/00                         14,315.80                                 14,474.38
9/01                         15,763.81                                 16,018.71
9/02                         16,718.80                                 16,956.83


AVERAGE ANNUAL
TOTAL RETURN

                         ONE    FIVE    SINCE
                         YEAR   YEAR  INCEPTION
                       ------- ------ ---------
GE Short-Term
    Government          6.06%   6.48%   6.17%
LB 1-3 Yr.              5.86%   6.67%   6.35%


AN INVESTMENT IN THE GE SHORT-TERM GOVERNMENT FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                   GE SHORT-TERM GOVERNMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE SHORT-TERM GOVERNMENT FUND

MARKET VALUE OF $83,995 (IN THOUSANDS)


[Pie chart omitted--plot points as follows:]

Short Term and Others              42.8%
Mortgage Backed                    42.7%
Federal Agencies                   12.2%
Corporate Notes                     2.3%





                                    PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 101.2%
--------------------------------------------------------------------------------


U.S. TREASURIES -- 23.6%

U.S. Treasury Notes
   3.25%    08/15/07              $3,500,000 $    3,607,450(j)
   4.38%    05/15/07               9,780,000     10,555,847(j)
   5.75%    11/15/05                 945,000      1,049,612(j)
   (COST $14,556,889)                            15,212,909


FEDERAL AGENCIES -- 15.9%

Federal Home Loan Mortgage Corp.
   3.50%    09/15/03                 860,000        875,876
   5.50%    07/15/06                 800,000        876,928
   6.25%    10/15/02                 574,000        575,027
   6.88%    01/15/05                 236,000        260,386
                                                  2,588,217
Federal National Mortgage Assoc.
   3.50%    09/15/04                 815,000        838,162
   4.25%    07/15/07               1,500,000      1,574,460(j)
   5.50%    02/15/06                 330,000        359,644
   6.00%    12/15/05               1,380,000      1,527,108(j)
   7.00%    07/15/05                 520,000        583,476
                                                  4,882,850
Student Loan Marketing Assoc.
   5.00%    06/30/04               2,635,000      2,766,724(j)

TOTAL FEDERAL AGENCIES
   (COST $9,830,569)                             10,237,791


AGENCY MORTGAGE BACKED -- 50.6%

Federal Home Loan Mortgage Corp.
   6.00%    12/01/08                   1,402          1,422(h)
   6.50%    03/01/31                 978,315      1,015,628
   7.00%    02/01/12                 348,102        367,933











                                    PRINCIPAL
                                       AMOUNT         VALUE

   7.50%    08/01/30 - 11/01/30 $  1,718,779  $   1,812,917
   8.00%    04/01/23                 274,172        297,167
   8.50%    01/01/09 - 11/01/20    1,105,943      1,182,383
                                                  4,677,450
Federal National Mortgage Assoc.
   7.00%    03/01/17 - 12/01/31    3,717,949      3,894,187
   7.50%    06/01/11 - 07/01/32    6,979,034      7,382,398
   8.00%    03/01/22 -  08/01/30   2,768,853      2,973,635
   8.50%    02/01/18 - 09/01/31    2,410,589      2,585,674
   9.00%    08/01/10 - 09/01/31    2,853,407      3,068,208
                                                 19,904,102
Government National Mortgage Assoc.
   7.00%    03/15/31 - 05/15/32      747,777        785,470
   7.50%    02/15/09 - 07/15/31    3,230,892      3,450,100
   8.00%    07/15/17 - 11/15/30    1,662,839      1,788,125
   9.00%    12/15/09 - 01/15/31    1,831,778      1,997,620
   9.50%    12/15/09                  73,616         81,322
                                                  8,102,637

TOTAL AGENCY MORTGAGE BACKED
   (COST $32,317,804)                            32,684,189


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.8%

Federal Home Loan Mortgage Corp.
  1002.00%  10/15/02                      28             35(g)
   543.50%  11/15/02                      11             14(g)
                                                         49
Federal National Mortgage Assoc.
   6.71%    10/25/02              10,300,000      1,045,358(g,i)
   7.00%    06/18/13                 934,587        974,886
                                                  2,020,244
Federal National Mortgage
   Assoc. REMIC
   6.00%    10/25/22               1,000,000      1,077,180

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATION
   (COST $3,079,823)                              3,097,473


ASSET BACKED SECURITIES -- 6.2%

American Express Credit Account
   Master Trust (Class A)
   1.86%    10/15/02                 910,000        909,217(b,p)
Capital Asset Research Funding LP
   6.40%    12/15/04                  16,219         16,488
Capital Auto Receivables Asset Trust
   1.44%    11/15/2002             2,000,000      2,000,000(i,d)
Discover Card Master Trust I
   (Class A)
   5.30%    11/16/06                 110,000        115,499
Ford Credit Auto Owner Trust
   (Class A)
   7.09%    11/17/03                  76,039         76,799
Green Tree Financial Corp.
   6.90%    04/15/18                  15,451         16,074

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE SHORT-TERM GOVERNMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                    PRINCIPAL
                                       AMOUNT         VALUE

Lehman FHA Title I Loan Trust
   (Class A)
   7.30%    05/25/17            $      1,763$         1,782
Provident Bank Home Equity
   Loan Trust (Class A)
   6.72%    01/25/04                   3,650          3,782
Wachovia Credit Card Master
   Trust (Class A)
   1.97%    10/15/02                 850,000        850,975(p)

TOTAL ASSET BACKED
   (COST $3,984,747)                              3,990,616


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%

Asset Securitization Corp. (Class A)
   6.50%    02/14/43                  45,687         46,855
GS Mortgage Securities Corp. II
   6.94%    07/13/30                  16,039         16,434

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATION
   (COST $62,216)                                    63,289


TOTAL INVESTMENTS IN SECURITIES
   (COST $63,832,048)                            65,286,267



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 29.0%
--------------------------------------------------------------------------------


COMMERCIAL PAPER -- 27.2%

Abbey National NA LLC
   1.91%    10/02/02               2,550,000      2,549,865(p)
Citicorp
   1.80%    10/02/02               3,000,000      2,999,850(p)
Cred Agri Indo Na Inc.
   1.80%    10/04/02               3,000,000      2,999,550(p)











                                    PRINCIPAL
                                       AMOUNT         VALUE

San Paolo U.S. Finance Company
   1.80%    10/04/02              $3,000,000    $ 2,999,550(p)
Toyota Mtr Cr Co
   1.73%    10/03/02               3,000,000      2,999,712(p)
UBS AG
   1.76%    10/11/02               3,000,000      2,998,533(p)
                                                 17,547,060

TIME DEPOSIT -- 1.8%

Canadian Imp Bk Of Comm
   1.81%    10/02/02                 600,000        600,000(p)
State Street Cayman Islands
   1.88%    10/01/02                 561,801        561,801(e,p)
                                                  1,161,801

TOTAL SHORT TERM INVESTMENTS
   (COST $18,708,861)                            18,708,861


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (30.2)%                                  (19,471,737)
                                                ------------


NET ASSETS-- 100%                               $64,523,391
                                                ============



-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND

Q&A


Q. HOW DID THE GE TAX-EXEMPT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2002?

A. The GE Tax-Exempt Fund had a return of 8.29% for Class A shares, 7.49% for Class B shares, 7.37% for Class C shares, and 8.56% for Class Y shares for the twelve months ended September 30, 2002. The Fund outperformed its peer group benchmark, the Lipper Intermediate Municipal Debt Index, comprised of 333 funds whose average return was 7.35%. The Fund's return placed it in the top 25% of the peer group. The Fund trailed the Lehman Brothers 10-year Municipal Index, which had a return of 9.47% over the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Despite reaching an all time high in new issuance, and a 40-year low in absolute yields, the municipal bond market has recorded its highest price returns since 1995. Over the last twelve months several events had an impact on municipal bond returns. Slow economic growth, equity market turmoil, deteriorating personal wealth and issues dealing with increased corporate governance combined to erode confidence in most financial markets and drive investors towards the conservative asset allocation decision into municipal bonds. The Fund has benefited from the flow of new cash, which has provided the flexibility to effectively structure the portfolio across a broadly diversified group of municipal debt securities.

Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES USED BY THE FUND AFFECTED ITS PERFORMANCE?

A. Over the last year we have concentrated on improving the overall structure in the portfolio, while maintaining a high degree of tax exempt income and limiting capital gains. Previous portfolio strategy concentrated on owning securities with a high average coupon. Over the last four quarters we have significantly diversified holdings in the portfolio. The average holding size has been reduced and the number of securities increased. Capital preservation continues to be a key driver in our investment process. As a result, high quality bonds form the foundation of the portfolio. In addition, we have reduced our interest rate exposure and have invested across the curve.

Q. WHICH PARTICULAR SECTORS OF THE MARKET SIGNIFICANTLY CONTRIBUTED TO FUND PERFORMANCE?

A. Pre-refunded bonds, which comprise 39% of the portfolio, provided strong income while reducing volatility in the Fund over the last year, yet created a drag on the Fund's performance. Strength in the revenue bond sector, primarily those originating from health care, housing and education issuers, helped to offset the portfolio's underweight position in state obligations, an area of the market that performed well.

Q.  WHY DID THE FUND UNDER PERFORM ITS BENCHMARK?

A. Positioning the Fund in terms of its yield exposure was a key variable in portfolio returns over the last year. The succession of interest rate cuts by the Federal Reserve greatly benefited shorter-term securities during the last quarter of 2001 and the first quarter of 2002. Securities with maturities in the three-to-five year range were the best performing part of the yield curve over the last year. The Fund had a reduced emphasis in that sector, given the recent lack of securities with attractive yields available in that part of the market. That was the primary area in which it lost ground in comparison to the benchmark index. The Fund's strong position in high coupon securities and emphasis on quality issuers also may have limited performance, but contributed to the portfolio's low volatility and continues to distinguish the portfolio from its peers. It should be noted that the Fund's return exceeds the returns of the majority of its peer group over the last nine months, ranking in the top 10% of the Lipper universe.

Q.  WHAT IS THE OUTLOOK FOR THE FUND AND HOW HAVE YOU POSITIONED IT GOING
    FORWARD?

A. In a year of unprecedented financial turmoil, the tax-exempt market has been the one "safe-harbor" for investments in 2002. The U.S. economy has yet to show any signs of sustainable growth, struggling with weak consumer confidence, an erratic labor market, personal wealth deterioration, and ongoing corporate scandals. Individual investors have been driven from the equity market. The Federal Reserve has begun to seriously debate the need for cutting interest rates further in an effort to stabilize the economy, and may do so by the end of 2002.

    Our outlook for the Fund over the near-term remains highly constructive. We expect market conditions experienced over the last six months to prevail through the first quarter of 2003. While absolute returns are strongly tied to the direction of the equity market, it is unlikely that any turnaround in equities will be a rapid one. We expect the flow of funds into municipal bonds to be strong for the foreseeable future, as the qualities that distinguish the tax-exempt market, including high credit quality and low event risk, continue to attract the individual investor. While the Fund has a favorable credit profile and strong income component, we will also prepare for the most likely interest rate scenario, an eventual return to higher rates. We view the shorter-term segment of the market, which continues to be relatively rich, to be most vulnerable. As a result, the Fund has limited exposure to that part of the market. Our exposure is balanced over the seven-to-ten year maturity range, which should perform best throughout the current interest rate cycle. In addition, we remain underweighted in both state and local general obligation bonds. We are starting to see signs that state and local governments will be fiscally challenged in the coming year and the combination of increased debt issuance and lack of financial flexibility could negatively impact sector credit quality. On balance, we believe the Fund is well positioned to continue to provide favorable returns, low volatility and capital preservation in a challenging environment.

                                                              GE TAX-EXEMPT FUND


--------------------------------------------------------------------------------
QUALITY RATINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
--------------------------------------------------------------------------------
Moody's/S&P/                 Percentage of
Fitch Rating*                Market Value
--------------------------------------------------------------------------------
Aaa                             73.25%
Aa to A                         23.91%
Below A                          2.84%
NR/Other                         0.00%
--------------------------------------------------------------------------------
                               100.00%



INVESTMENT PROFILE
A mutual fund designed for investors who seek as high a level of income exempt from Federal income taxation as is consistent with preservation of capital by investing primarily in investment-grade municipal securities.

LIPPER PERFORMANCE COMPARISON

Intermediate Municipal Debt Peer Group

Based on average annual total returns for the periods ended 9/30/02

                          ONE    FIVE
                         YEAR    YEAR
                       ------------------
Number of
Funds in
peer group:               333     253
--------------------------------------------------------------------------------
Peer group
average annual
total return:             7.35%   5.36%
--------------------------------------------------------------------------------
Lipper categories in peer group: Intermediate Municipal Debt, including single state Funds


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES ++

[Line graph omitted--plot points as follows:]

                      GE Tax-Exempt Fund                      GE Tax-Exempt Fund w/load                         LBMI
9/8/93                       10,000.00                                  9,575.00                              10,000.00
9/94                          9,883.82                                  9,463.75                               9,937.91
9/95                         10,813.77                                 10,354.18                              11,111.26
9/96                         11,508.82                                 11,019.69                              11,648.86
9/97                         12,403.79                                 11,876.63                              12,756.67
9/98                         13,189.25                                 12,628.70                              13,880.61
9/99                         12,945.99                                 12,395.78                              13,817.31
9/00                         13,608.36                                 13,030.01                              14,699.68
9/01                         15,006.26                                 14,368.49                              16,170.01
9/02                         16,249.62                                 15,559.02                              17,701.63


AVERAGE ANNUAL
TOTAL RETURN

                         ONE     FIVE   SINCE
                         YEAR    YEAR INCEPTION
                       -------------------------
GE Tax-Exempt           8.29%   5.55%   5.50%
GE Tax-Exempt W/LOAD    3.70%   4.63%   5.00%
   MAXIMUM LOAD OF 4.25%
LBMI                    9.47%   6.77%   6.49%








CLASS B SHARES

[Line graph omitted--plot points as follows:]

                      GE Tax-Exempt Fund                      GE Tax-Exempt Fund w/load                         LBMI
9/8/93                       10,000.00                                 10,000.00                              10,000.00
9/94                          9,826.66                                  9,826.66                               9,937.91
9/95                         10,759.89                                 10,759.89                              11,111.26
9/96                         11,450.52                                 11,450.52                              11,648.86
9/97                         12,305.35                                 12,305.35                              12,756.67
9/98                         13,003.81                                 13,003.81                              13,880.61
9/99                         12,699.14                                 12,699.14                              13,817.31
9/00                         13,261.65                                 13,261.65                              14,699.68
9/01                         14,519.57                                 14,519.57                              16,170.01
9/02                         15,722.61                                 15,722.61                              17,701.63



AVERAGE ANNUAL
TOTAL RETURN

                         ONE    FIVE   SINCE
                         YEAR   YEAR INCEPTION
                      -------------------------
GE Tax-Exempt           7.49%   4.86%   5.12%
GE Tax-Exempt W/LOAD    4.49%   4.86%   5.12%
   MAXIMUM LOAD         3.00%   0.00%   0.00%
LBMI                    9.47%   6.77%   6.49%





CLASS C SHARES

[Line graph omitted--plot points as follows:]

                      GE Tax-Exempt Fund                      GE Tax-Exempt Fund w/load                         LBMI
9/30/99                      10,000.00                                 10,000.00                              10,000.00
12/99                         9,937.60                                  9,937.60                               9,985.70
3/00                         10,095.47                                 10,095.47                              10,218.03
6/00                         10,237.12                                 10,237.12                              10,381.01
9/00                         10,442.62                                 10,442.62                              10,638.59
12/00                        10,838.52                                 10,838.52                              11,060.22
3/01                         11,067.99                                 11,067.99                              11,317.08
6/01                         11,119.05                                 11,119.05                              11,366.38
9/01                         11,428.66                                 11,428.66                              11,702.72
12/01                        11,240.83                                 11,240.83                              11,571.27
3/02                         11,295.05                                 11,295.05                              11,711.77
6/02                         11,745.04                                 11,745.04                              12,189.70
9/02                         12,269.90                                 12,269.90                              12,811.20


AVERAGE ANNUAL
TOTAL RETURN

                         ONE     SINCE
                        YEAR   INCEPTION
                       ------  ---------
GE Tax-Exempt           7.37%   7.06%
GE Tax-Exempt W/LOAD    6.37%   7.06%
   MAXIMUM LOAD         1.00%   0.00%
LBMI                    9.47%   8.61%



CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                      GE Tax-Exempt Fund                                 LBMI
9/26/97                      10,000.00                                 10,000.00
3/98                         10,290.81                                 10,364.83
9/98                         10,744.11                                 10,881.06
3/99                         10,838.44                                 11,014.62
9/99                         10,596.57                                 10,831.44
3/00                         10,747.08                                 11,067.60
9/00                         11,175.89                                 11,523.13
3/01                         11,906.43                                 12,258.03
9/01                         12,349.61                                 12,675.73
3/02                         12,273.02                                 12,685.53
9/02                         13,407.45                                 13,876.37



AVERAGE ANNUAL
TOTAL RETURN

                         ONE    FIVE     SINCE
                         YEAR   YEARS  INCEPTION
                       ------- ------- ---------
GE Tax-Exempt           8.56%   6.01%   6.02%
LBMI                    9.47%   6.77%   6.77%

* MOODY'S INVESTORS SERVICES, INC. STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                              GE TAX-EXEMPT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE TAX-EXEMPT FUND

MARKET VALUE OF $43,873 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

General Obligation                22.3%
Health                            13.5%
Transportation                    13.4%
Water & Sewer                     11.8%
Education                         11.5%
Electric                           9.8%
Lease/Others                       8.4%
Housing                            6.9%
Short Term                         2.4%




                                    PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.3%
--------------------------------------------------------------------------------

ALABAMA -- 1.5%

Alabama State University (Series A),
   (MBIA Insured)
   4.90%    01/01/12                $595,000   $    648,901(o)

ALASKA -- 1.5%

Anchorage AK (Series A),
   (MBIA Insured)
   5.25%    06/01/11                 580,000        663,468(o)

ARIZONA -- 3.0%

Arizona State University/AZ,
   (FSA Insured)
   5.25%    07/01/12                 595,000        686,487(o)
Maricopa County Stadium District/
   AZ, (AMBAC Insured)
   5.25%    06/01/12                 560,000        642,998(o)
                                                  1,329,485

ARKANSAS -- 1.0%

Arkansas Housing Development
   Agency, Escrowed to Maturity,
   (FHA/VA MTGS Insured)
   8.38%    07/01/11                 315,000        433,850(m)

CALIFORNIA -- 3.5%

Sacramento Municipal Utility District/
   CA, Escrowed to Maturity
   6.80%    11/05/02                  55,000         70,833(m)
   9.00%    11/05/02                 850,000      1,152,371(m)
San Diego CA, Escrowed to Maturity
   8.88%    11/05/02                 250,000        315,823(m)
                                                  1,539,027




                                    PRINCIPAL
                                       AMOUNT         VALUE

COLORADO -- 3.0%

Colorado Department of
   Transportation/CO,
   5.38%    06/15/12                $585,000   $    673,288
Colorado Springs/CO,
   Escrowed to Maturity
   8.50%    11/15/11                 100,000        130,366(m)
Denver City & County CO,
   Escrowed to Maturity
   7.00%    08/01/10                 425,000        510,553(m)
                                                  1,314,207

CONNECTICUT -- 5.2%

Connecticut St Housing Finance
   Authority (Series A),
   (GO OF AUTH Insured)
   6.05%    05/15/05                 320,000        339,098
Connecticut State Health &
   Educational Facilities Authority/
   CT, Escrowed to Maturity,
   (GO OF AUTH Insured)
   7.00%    11/05/02                 645,000        771,046(m)
Connecticut State Health &
   Educational Facilities Authority/
   CT (Series H), (MBIA Insured)
   5.50%    07/01/06                 250,000        280,915(o)
New Haven CT, (AMBAC Insured)
   5.38%    12/01/12                 750,000        878,880(o)
                                                  2,269,939

FLORIDA -- 6.3%

Florida St, Escrowed to Maturity
   10.00%   07/01/14                 235,000        359,442(m)
Florida St Department
   Environmental Protection
   (Series B), (MBIA Insured)
   5.00%    07/01/11                 750,000        850,170(o)
Gainesville FL,
   Escrowed to Maturity
   8.13%    11/05/02                 175,000        223,015(m)
Jacksonville Health Facilities
   Authority/FL,
   Escrowed to Maturity
   11.50%   11/05/02                 200,000        336,018(m)
Miami Beach Health Facilities
   Authority (Series A),
   6.13%    11/15/11                 250,000        226,323
North Broward Hospital District,
   5.25%    01/15/11                 740,000        796,566
                                                  2,791,534

GEORGIA -- 3.5%

Clarke County Hospital Authority,
   Escrowed to Maturity
   (MBIA Insured)
   9.88%    01/01/03                  80,000         91,884(m,o)








-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002



                                    PRINCIPAL
                                       AMOUNT         VALUE

Columbus Medical Center Hospital
   Authority, Escrowed to Maturity
   7.75%    11/05/02                $305,000    $   371,496(m)
Metropolitan Atlanta Rapid
   Transportation Authority,
   Escrowed to Maturity
   7.00%    11/05/02                 435,000        547,291(m)
Private Colleges & Universities
   Authority (Series A),
   6.00%    06/01/11                 500,000        548,610
                                                  1,559,281

HAWAII -- 1.4%

Hawaii St, (FSA Insured)
   5.75%    02/01/14                 500,000        593,920(o)

IDAHO -- 1.9%

Idaho Falls ID, Prerefunded
   4/01/07 @ 100
   10.38%   04/01/03                 640,000        854,022(n)

ILLINOIS -- 4.5%

Chicago Housing Authority/IL,
   5.00%    07/01/09                 765,000        821,534
Chicago IL, Prerefunded 1/01/03 @
   102 (FGIC Insured)
   6.30%    01/01/03                  20,000         20,644(n,o)
Illinois Educational
   Facilities Authority,
   5.00%    11/01/08                 450,000        471,231
Illinois St, (FSA Insured)
   5.25%    10/01/11                 575,000        660,025(o)
                                                  1,973,434

INDIANA -- 3.7%

Indiana Toll Road Commission/IN,
   Escrowed to Maturity
   9.00%    01/01/15                 580,000        846,435(m)
Purdue University/IN (Series P),
   5.25%    07/01/11                 200,000        227,878
Richland-Bean Blossom School
   Building Corp./IN, (FGIC ST
   AID WITHHLDG Insured)
   5.00%    07/15/11                 500,000        561,340(o)
                                                  1,635,653

IOWA -- 2.4%
Muscatine IA, Escrowed to Maturity
   9.70%    01/01/03                 755,000      1,034,569(m)

MAINE -- 1.3%

University of Maine/ME,
   (FSA Insured)
   5.38%    03/01/12                 500,000        577,920(o)





                                    PRINCIPAL
                                       AMOUNT         VALUE

MARYLAND -- 2.6%

Prince Georges County MD,
   (FSA Insured)
   5.50%    05/15/12                $500,000    $   592,095(o)
University System of Maryland/MD
   (Series A),
   5.25%    04/01/12                 500,000        561,830
                                                  1,153,925

MASSACHUSETTS -- 3.7%

Massachusetts St (Series C),
   Prerefunded 8/01/08 @ 101
   5.25%    08/01/03                 500,000        573,405(n)
Massachusetts State Port Authority/
   MA, Escrowed to Maturity
   13.00%   11/05/02                 285,000        451,631(m)
Route 3 North Transit Improvement
   Association/MA, Prerefunded
   6/15/10 @ 100 (MBIA Insured)
   5.63%    06/15/10                 500,000        585,760(n,o)
                                                  1,610,796

MICHIGAN -- 3.6%

Michigan State Hospital Finance
   Authority/MI,
   Escrowed to Maturity
   9.00%    11/05/02                 610,000        764,318(m)
Wayne County MI (Series A),
   5.25%    10/01/08                 750,000        841,530
                                                  1,605,848

MINNESOTA -- 0.3%

Western Minnesota Municipal
   Power Agency/SD,
   Escrowed to Maturity
   6.63%    01/01/03                 100,000        125,576(m)

MISSISSIPPI -- 1.3%

Mississippi St,
   5.50%    09/01/14                 500,000        589,535

NEW JERSEY -- 4.8%

Atlantic County Improvement
   Authority, Escrowed to Maturity
   (MBIA Insured)
   7.40%    07/01/16                 175,000        232,230(m,o)
Atlantic County Improvement
   Authority (Series A), Escrowed
   to Maturity (AMBAC Insured)
   7.40%    10/31/02                 325,000        408,730(m,o)
New Jersey St. Housing & Mortgage
   Finance Agency (Series F),
   (FSA Insured)
   5.40%    01/01/12                 515,000        560,335(o)








-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                    PRINCIPAL
                                       AMOUNT         VALUE

New Jersey St. Transit Corporation
   (Series A), (AMBAC Insured)
   5.50%    09/15/11                $500,000    $   584,915(o)
New Jersey St. Turnpike Authority
   (Series C), (AMBAC-TCRS Insured)
   6.50%    01/01/16                 250,000        314,823(o)
                                                  2,101,033

NEW YORK -- 6.7%

Erie County Water Authority/NY
   (Series A), Escrowed to Maturity
   (AMBAC Insured)
   6.00%    12/01/08                 400,000        462,768(m,o)
New York State Dormitory
   Authority/NY,
   5.20%    02/15/08                 200,000        212,490
New York State Dormitory Authority/
   NY, Escrowed to Maturity
   7.38%    11/05/02                 735,000        947,849(m)
New York State Dormitory
   Authority/NY,
   7.50%    05/15/11                 110,000        136,961
New York State Dormitory
   Authority/NY (Series B),
   5.38%    07/01/12                 500,000        559,105
New York State Dormitory
   Authority/NY (Series B),
   Refunded to Var Dates/Prices
   7.50%    05/15/11                  55,000         71,454(n)
New York State Thruway Authority/
   NY (Series A),
   5.25%    03/15/10                 500,000        566,920
                                                  2,957,547

NORTH CAROLINA -- 1.5%

North Carolina Municipal Power
   Agency No 1 Catawba/NC,
   Escrowed to Maturity
   10.50%   01/01/10                 525,000        681,860(m)

OHIO -- 4.1%

Hamilton County Oh,
   7.00%    11/05/02                 750,000        767,543
Ohio State Water Development
   Authority/OH, Escrowed to
   Maturity (AMBAC Insured)
   7.00%    10/21/02                 385,000        465,042(m,o)
Steubenville Oh,
   5.75%    10/01/10                 500,000        552,860
                                                  1,785,445





                                    PRINCIPAL
                                       AMOUNT         VALUE

PENNSYLVANIA -- 8.2%

Allegheny County Hospital
   Development Authority,
   Escrowed to Maturity
   7.38%    11/05/02                $495,000    $   612,399(m)
Delaware River Port Authority PA &
   N J, Escrowed to Maturity
   (GO OF AUTH Insured)
   6.50%    11/05/02                 275,000        322,963(m)
Pennsylvania St.
   5.25%    02/01/10                 545,000        618,809
Philadelphia Hospitals & Higher
   Education Facilities Authority,
   Escrowed to Maturity
   6.00%    06/01/03                 165,000        169,889(m)
Philadelphia PA, (MBIA Insured)
   6.25%    08/01/12                 250,000        308,305(o)
Philadelphia PA (Series B),
   Escrowed to Maturity
   (MBIA Insured)
   7.00%    05/15/20                 415,000        541,314(m,o)
Pittsburgh Urban Redevelopment
   Authority, Escrowed to Maturity
   (FGIC Insured)
   7.25%    10/21/02                 830,000      1,056,632(m,o)
                                                  3,630,311

PUERTO RICO -- 1.7%

Puerto Rico Aqueduct & Sewer
   Authority/Puerto Rico,
   Escrowed to Maturity
   10.25%   07/01/09                 580,000        743,618(m)

RHODE ISLAND -- 4.7%

Rhode Island Health & Educational
   Building Corp./RI (Class A),
   (AMBAC Insured)
   4.60%    06/01/12                 500,000        543,270(o)
Beaufort County School District/SC
   (Series A), (SCSDE Insured)
   5.00%    03/01/10                 545,000        611,038
Grand Strand Water & Sewer
   Authority, (FSA Insured)
   5.38%    06/01/12                 500,000        575,655(o)
Richland-Lexington Airport District/
   SC (Series A), (FSA Insured)
   5.00%    01/01/10                 300,000        332,745(o)
                                                  2,062,708


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002



                                    PRINCIPAL
                                       AMOUNT         VALUE

TEXAS -- 6.5%

Houston TX, Escrowed to Maturity
   (MBIA Insured)
   9.38%    04/01/03                $665,000   $    954,694(m,o)
Houston TX (Series B),
   (AMBAC Insured)
   5.75%    12/01/12                 500,000        590,605(o)
Northside Independent School
   District/TX (Series A),
   (PSF-GTD Insured)
   2.25%    02/01/03                 500,000        501,195
Texas State Turnpike Authority,
   5.00%    06/01/08                 750,000        831,473
                                                  2,877,967

VIRGINIA -- 0.8%

Virginia Housing Development
   Authority Commonwealth
   Mortgage (Series D),
   4.45%    07/01/11                 320,000        341,565

WASHINGTON -- 0.1%

Snohomish County Public Utility
   District No 1/WA,
   Escrowed to Maturity
   6.38%    11/05/02                  20,000         22,018(m)


                                    PRINCIPAL
                                       AMOUNT         VALUE

WISCONSIN -- 3.0%

Milwaukee WI (Series W),
   (FSA Insured)
   5.25%    03/15/12                $575,000   $    651,711(o)
Wisconsin St (Series A),
   Escrowed to Maturity
   6.60%    11/05/02                 525,000        648,686(m)
                                                  1,300,397

TOTAL INVESTMENTS IN SECURITIES
   (COST $39,781,509)                            42,809,359



                                      NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.4%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund
   (COST $1,063,712)               1,063,712      1,063,712(s)


OTHER ASSETS AND LIABILITIES,
   NET 0.3%                                         140,822
                                                -----------


NET ASSETS-- 100%                               $44,013,893
                                                ===========








-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

Q&A



Q. HOW DID THE GE HIGH YIELD FUND PERFORM RELATIVE TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDING SEPTEMBER 30, 2002?

A. The GE High Yield Fund declined 8.61% for Class A shares, 9.28% for Class B shares, 9.30% for Class C shares, and 8.38% for Class Y shares during the one-year period ended September 30, 2002. The Fund's benchmark CSFB High Yield Index returned 2.85% for the same period and our Lipper peer group of 376 High Yield Taxable funds, lost 2.17%

Q. DISCUSS THE FACTORS THAT MATERIALLY AFFECTED THE FUND'S PERFORMANCE DURING THE FISCAL PERIOD?

A. The market for high yield bonds rebounded for several months after the disastrous events of September 11, 2001. However, the market turned negative in May, 2002 and the decline lasted through most of the balance of the reporting period. The corporate accounting scandals (Worldcom, Adelphia, etc.) a declining equity market, outflows from high yield mutual funds, shattered investor confidence and a slowing economy all played a role in driving down values in the high yield market over the last five months of this period. Performance between industry sectors was highly diverse with the cable, telecom, wireless communications and utilities groups all declining over 10% over the past twelve months while many industries, including broadcasting, consumer products, gaming/leisure, transportation, and housing were up more than 10%.

Q.  WHICH SECTORS HAVE PERFORMED WELL? WHICH SECTORS HAVE NOT PERFORMED WELL?

A. Our overweight positions in the cable, telecom, and wireless communications sectors were the main reasons for the Fund's poor performance. In addition, disappointing security selection in the utility and cable sectors also detracted from performance. On the positive side, our positions in the broadcasting, forest products, housing, and gaming/leisure sectors contributed in a beneficial way to the Fund's return.

    Over the past year, we increased the Fund's exposure to some of the more economically-sensitive sectors of the market, including manufacturing, metals, and forest products while decreasing our exposure to the struggling cable, telecom, and wireless sectors. Our main over-weighted positions are in gaming/leisure, manufacturing, forest products, healthcare, and energy. We reduced the portfolio's emphasis in the consumer products, retailing, and utilities sectors.

Q.  WHAT IS THE OUTLOOK FOR THE FUND?

A. The high yield market is trading at price levels that are as attractive as we've seen in a decade. These levels are indicative of a long recessionary period with continued high default rates among high-yield bond issuers. We believe that the economy will continue to show growth over the coming months and that high yield mutual funds will see inflows due to the attractive valuations. This should create a better opportunity for good returns in the high yield market over the coming year.

                                                              GE HIGH YIELD FUND


--------------------------------------------------------------------------------
QUALITY RATINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
--------------------------------------------------------------------------------
Moody's/S&P/                   Percentage of
Fitch Rating*                  Market Value
--------------------------------------------------------------------------------
AAA                                 7.51%
A                                   0.52%
BBB                                17.61%
BB                                 30.27%
B                                  35.42%
CCC/CC/C                            5.11%
D                                   0.00%
NR/Other                            3.56%
--------------------------------------------------------------------------------
                                  100.00%



INVESTMENT PROFILE
A mutual fund designed for investors who seek above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield securities (including bonds rated below investment grade).

LIPPER PERFORMANCE COMPARISON

High Yield Taxable Peer Group

Based on average annual total returns for the period ended 9/30/02

                                 ONE YEAR
                                 ---------
Number of
Funds in
peer group:                        376
--------------------------------------------------------------------------------
Peer group
average annual
total return:                    -2.17%
--------------------------------------------------------------------------------
Lipper categories
in peer group: High Yield Taxable


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES +

[Line graph omitted--plot points as follows:]

                      GE High Yield Fund       GE High Yield Fund w/load    SB High Yield Market Index   CS First Boston High Yield
12/31/98                   10,000.00                   9,575.00                       10,000.00                    10,000.00
3/99                       10,188.53                   9,755.52                       10,149.61                    10,164.78
9/99                       10,053.27                   9,626.00                       10,001.10                    10,117.41
3/00                       10,292.01                   9,854.60                        9,907.45                    10,195.43
9/00                       10,001.44                   9,576.38                       10,103.58                    10,311.57
3/01                        9,590.21                   9,182.62                       10,176.22                    10,272.68
9/01                        8,532.06                   8,169.45                        9,494.87                     9,801.96
3/02                        8,812.68                   8,438.14                       10,318.09                    10,616.97
9/02                        7,797.87                   7,466.46                        9,176.82                    10,080.86



AVERAGE ANNUAL
TOTAL RETURN

                                  ONE      SINCE
                                  YEAR   INCEPTION
                               --------  ---------
GE High Yield Fund              -8.61%    -6.42%
GE High Yield Fund  W/LOAD     -12.55%    -7.48%
   MAXIMUM LOAD OF 4.25%
CS First Boston High Yield       2.85%     0.21%
SB High Yield Market Index      -3.35%    -2.26%



CLASS B SHARES

[Line graph omitted--plot points as follows:]

                      GE High Yield Fund     GE High Yield Fund w/load    SB High Yield Market Index    CS First Boston High Yield
12/31/98                   10,000.00                10,000.00                       10,000.00                     10,000.00
3/99                       10,170.37                10,170.37                       10,164.78                     10,164.78
9/99                        9,997.31                 9,997.31                       10,117.41                     10,117.41
3/00                       10,197.01                10,197.01                       10,195.43                     10,195.43
9/00                        9,871.99                 9,871.99                       10,311.57                     10,311.57
3/01                        9,430.92                 9,430.92                       10,272.68                     10,272.68
9/01                        8,359.14                 8,359.14                        9,801.96                      9,801.96
3/02                        8,602.56                 8,602.56                       10,616.97                     10,616.97
9/02                        7,583.26                 7,508.26                       10,080.86                     10,080.86



AVERAGE ANNUAL
TOTAL RETURN

                                  ONE      SINCE
                                  YEAR   INCEPTION
                               -------   ---------
GE High Yield Fund              -9.28%    -7.11%
GE High Yield Fund  W/LOAD     -11.77%    -7.29%
   MAXIMUM LOAD                  3.00%     1.00%
CS First Boston High Yield       2.85%     0.21%
SB High Yield Market Index      -3.35%    -2.26%





CLASS C SHARES

[Line graph omitted--plot points as follows:]

                      GE High Yield Fund     GE High Yield Fund w/load     SB High Yield Market Index    CS First Boston High Yield
10/1/99                    10,000.00                10,000.00                        10,000.00                     10,000.00
12/99                      10,371.49                10,371.49                        10,172.16                     10,208.41
3/00                       10,198.54                10,198.54                         9,906.36                     10,077.11
6/00                       10,148.84                10,148.84                        10,027.58                     10,122.91
9/00                        9,873.49                 9,873.49                        10,102.47                     10,191.90
12/00                       9,160.91                 9,160.91                         9,594.73                      9,676.42
3/01                        9,443.87                 9,443.87                        10,175.10                     10,153.46
6/01                        9,020.54                 9,020.54                         9,906.12                     10,089.97
9/01                        8,359.83                 8,359.83                         9,493.82                      9,688.20
12/01                       8,765.15                 8,765.15                        10,116.68                     10,236.26
3/02                        8,614.72                 8,614.72                        10,316.96                     10,493.76
6/02                        8,188.49                 8,188.49                         9,443.69                     10,252.54
9/02                        7,582.07                 7,582.07                         9,175.81                      9,963.87


AVERAGE ANNUAL
TOTAL RETURN

                                  ONE      SINCE
                                  YEAR   INCEPTION
                               -------   ---------
GE High Yield Fund              -9.30%    -8.81%
GE High Yield Fund  W/LOAD     -10.13%    -8.81%
   MAXIMUM LOAD                  1.00%     0.00%
CS First Boston High Yield       2.85%    -0.12%
SB High Yield Market Index      -3.35%    -2.83%


CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                      GE High Yield Fund                 SB High Yield Market Index          CS First Boston High Yield
12/31/98                   10,000.00                             10,000.00                             10,000.00
3/99                       10,194.62                             10,149.61                             10,164.78
9/99                       10,071.41                             10,001.10                             10,117.41
3/00                       10,323.69                              9,907.45                             10,195.43
9/00                       10,044.83                             10,103.58                             10,311.57
3/01                        9,643.83                             10,176.22                             10,272.68
9/01                        8,590.22                              9,494.87                              9,801.96
3/02                        8,883.63                             10,318.09                             10,616.97
9/02                        7,870.36                              9,176.82                             10,080.86


AVERAGE ANNUAL
TOTAL RETURN

                                 ONE       SINCE
                                 YEAR    INCEPTION
                                ------   ---------
GE High Yield Fund              -8.38%    -6.19%
CS First Boston High Yield       2.85%     0.21%
SB High Yield Market Index      -3.35%    -2.26%



* MOODY'S INVESTORS SERVICES, INC. STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                              GE HIGH YIELD FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE HIGH YIELD FUND

MARKET VALUE OF $23,974 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Gaming/Leisure                           11.3%
Forest Products                           8.1%
Energy                                    8.0%
Short Term                                7.5%
Healthcare                                7.2%
Transportation                            5.3%
Manufacturing                             5.2%
Chemicals                                 4.3%
Financial                                 4.1%
Cable                                     4.0%
Metals                                    3.6%
Media-Diversified Media                   3.6%
Telecommunications                        3.4%
Housing                                   3.3%
Services                                  3.2%
Media-Broadcast                           3.2%
Preferred Stock                           3.0%
Wireless                                  3.0%
Food/Tobacco                              2.3%
Other                                     1.8%
Information Technology                    1.5%
Utilities                                 1.1%
Food and Drug                             0.9%
Aerospace                                 0.6%
Hotels/Lodging/Restaurants                0.4%
Common Stock                              0.1%




                                       NUMBER
                                    OF SHARES  ^       VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 0.1%
--------------------------------------------------------------------------------

Focal Communications Corp.             2,345  $       1,173(a)
Motient Corp.                         20,149         17,127(a,r,t)
Song Networks Holding
   AB ADR                              2,912            106(a)
Viatel Holding Bermuda Ltd.              630            321(a,r,t)

TOTAL COMMON STOCK
   (COST $659,119)                                   18,727


                                    PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 88.5%
--------------------------------------------------------------------------------

AEROSPACE -- 0.6%

Air Canada
   10.25%   03/15/11
   (COST $260,661)                  $270,000        147,150


CABLE -- 4.0%

British Sky Broadcasting PLC.
   6.88%    02/23/09                  70,000         67,550(h)
   8.20%    07/15/09                 285,000        289,275
Callahan Nordrhein-
   Westfalen GmbH
   14.00%   07/15/10                 350,000          9,188(l)



                                    PRINCIPAL
                                       AMOUNT ^        VALUE

Charter Communications
   Holdings, LLC/Charter
   Communications Holdings
   Cap Corp.
   10.25%   01/15/10                $115,000   $     71,300(h)
   27.73%   01/15/11                 130,000         45,500
   24.86%   05/15/11                  85,000         29,750
Echostar DBS Corp.
   9.13%    01/15/09                 105,000         98,700(b)
   9.38%    02/01/09                 225,000        216,000
Ono Finance
   14.00%   02/15/11                 160,000         35,200(r,t)
Pegasus Communications Corp.
   9.75%    12/01/06                  35,000         15,750
Pegasus Communications Corp.
   (Series B)
   12.50%   08/01/07                  15,000          6,750
RCN Corp. (Series B)
   11.13%   10/15/07                 474,000         87,690
United Pan-Europe
   Communications NV
   10.88%   08/01/09                 265,000          7,950(l)

TOTAL CABLE
   (COST $1,972,217)                                980,603


CHEMICALS -- 4.2%

Acetex Corp.
   10.88%   08/01/09                  95,000         99,750
Avecia
   11.00%   07/01/09                  50,000         48,000
Equistar Chemicals LP/
   Equistar Funding Corp.
   10.13%   09/01/08                 150,000        134,250
Huntsman International LLC
   10.13%   07/01/09                 280,000  EUR   221,270
ISP Chemco Inc. (Series B)
   10.25%   07/01/11               $  80,000         79,600
ISP Holdings Inc.
   10.63%   12/15/09                 175,000        157,500
Lyondell Chemical Co. (Series A)
   9.63%    05/01/07                 100,000         92,500
Messer Griesheim GmbH
   10.38%   06/01/11                 190,000  EUR   191,934

TOTAL CHEMICALS
   (COST $1,110,058)                              1,024,804


ENERGY -- 7.9%

BRL Universal Equipment 2001 A LP
   8.88%    02/15/08                $165,000        168,300
Chesapeake Energy Corp.
   8.13%    04/01/11                 360,000        360,000
Hanover Equipment Trust 2001 A
   8.50%    09/01/08                 205,000        190,650(b)
   8.75%    09/01/11                  75,000         69,375(b)








-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                    PRINCIPAL
                                       AMOUNT  ^       VALUE

Husky Oil Co.
   8.90%    08/15/08                $300,000   $    340,539(i)
Magnum Hunter Resources Inc.
   9.60%    03/15/12                  85,000         88,400
Mail Well I Corp.
   9.63%    03/15/12                 180,000        124,200(b)
Pemex Project Funding
   Master Trust
   9.13%    10/13/10                 125,000        133,125
Stone Energy Corp.
   8.25%    12/15/11                  90,000         92,250
Tesoro Escrow Corp.
   9.63%    04/01/12                 210,000        117,600(b)
Vintage Petroleum Inc.
   9.75%    06/30/09                 230,000        235,750

TOTAL ENERGY
   (COST $2,015,704)                              1,920,189


FINANCIAL -- 4.1%

Anthem Insurance Cos. Inc.
   9.13%    04/01/10                 125,000        152,172(b)
Case Credit Corp.
   6.13%    02/15/03                  70,000         69,020
Golden State Bancorp Inc.
   7.13%    08/01/05                 230,000        250,621
Health Net Inc.
   8.38%    04/15/11                 130,000        154,108
iStar Financial Inc.
   8.75%    08/15/08                 165,000        171,330
MDP Acquisitions PLC.
   10.13%   10/01/12                 200,000        193,638

TOTAL FINANCIAL
   (COST $890,731)                                  990,889


FOOD AND DRUG -- 0.9%

CA FM Lease Trust
   8.50%    07/15/17
   (COST $199,515)                   201,772        218,313(b)


FOOD/TOBACCO -- 2.3%

Michael Foods Inc. (Series B)
   11.75%   04/01/11                 140,000        154,000
Smithfield Foods Inc.
   7.63%    02/15/08                 400,000        378,000(h)
   8.00%    10/15/09                  30,000         29,550

TOTAL FOOD/TOBACCO
   (COST $554,209)                                  561,550




                                    PRINCIPAL
                                       AMOUNT  ^       VALUE

FOREST PRODUCTS -- 8.0%

Indah Kiat Finance Mauritius
   10.00%   07/01/07                $325,000  $      89,375(l)
Louisiana-Pacific Corp.
   8.88%    08/15/10                  50,000         53,948
   10.88%   11/15/08                 155,000        161,200
Norampac Inc.
   9.50%    02/01/08                 335,000        358,450
Owens-Illinois Inc.
   7.35%    05/15/08                  60,000         52,200
   7.50%    05/15/10                 315,000        263,025
Pacifica Papers Inc.
   10.00%   03/15/09                 300,000        301,500
Pliant Corp.
   13.00%   06/01/10                 110,000        104,500
Riverwood International Corp.
   10.88%   04/01/08                 135,000        135,000
Tekni-Plex Inc.
   12.75%   06/15/10                  50,000         49,000(b)
Tekni-Plex Inc. (Series B)
   12.75%   06/15/10                  56,000         54,880
Tembec Industries Inc.
   7.75%    03/15/12                  45,000         42,975
   8.50%    02/01/11                 275,000        273,625

TOTAL FOREST PRODUCTS
   (COST $1,989,720)                              1,939,678

GAMING/LEISURE -- 11.2%

Harrah's Operating Co. Inc.
   8.00%    02/01/11                 310,000        356,493
Hilton Hotels Corp.
   7.95%    04/15/07                 160,000        166,565
Horseshoe Gaming Holding Corp.
   8.63%    05/15/09                 325,000        339,625
Host Marriott Corp. (Series A)
   7.88%    08/01/05                 215,000        207,475
Host Marriott Corp. (Series B)
   7.88%    08/01/08                  50,000         46,750
International Game Technology
   8.38%    05/15/09                 260,000        282,750
Park Place Entertainment Corp.
   8.50%    11/15/06                 100,000        106,751
   8.88%    09/15/08                  75,000         78,750
   9.38%    02/15/07                  85,000         90,100
Prime Hospitality Corp. (Series B)
   8.38%    05/01/12                 190,000        180,500
Six Flags Inc.
   8.88%    02/01/10                 140,000        114,800
Starwood Hotels & Resorts
   Worldwide Inc.
   7.38%    05/01/07                  75,000         72,750(b)
   7.88%    05/01/12                 230,000        223,675(b)

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                    PRINCIPAL
                                       AMOUNT  ^       VALUE

Station Casinos Inc.
   8.38%    02/15/08                $200,000  $     208,000
   8.88%    12/01/08                 100,000        103,000
Venetian Casino Resort LLC
   11.00%   06/15/10                 130,000        127,400(b)

TOTAL GAMING/LEISURE
   (COST $2,616,002)                              2,705,384


HEALTHCARE -- 7.1%

Aetna Inc.
   7.88%    03/01/11                 210,000        229,877
AmerisourceBergen Corp.
   8.13%    09/01/08                 190,000        199,025
HCA Inc.
   6.91%    06/15/05                 750,000        784,647
Fisher Scientific International
   7.13%    12/15/05                 105,000        105,263
   9.00%    02/01/08                  40,000         41,100
Fresenius Medical Care
   Capital Trust
   7.88%    06/15/11                  45,000         36,675
   7.88%    02/01/08                 160,000        132,000
Healthsouth Corp.
   7.63%    06/01/12                  90,000         62,550
Omnicare Inc. (Series B)
   8.13%    03/15/11                 125,000        130,313

TOTAL HEALTHCARE
   (COST $1,706,656)                              1,721,450


HOTELS/LODGING/RESTAURANTS -- 0.4%

Technical Olympic USA Inc.
   9.00%    07/01/10
   (COST $95,000)                     95,000         86,925(b)


HOUSING -- 3.3%

CB Richard Ellis Inc.
   11.25%   06/15/11                 170,000        150,450
DR Horton Inc.
   8.00%    02/01/09                 125,000        122,500
Schuler Homes Inc.
   9.38%    07/15/09                 125,000        124,375
Technical Olympic USA Inc.
   10.38%   07/01/12                 105,000         96,075(b)
Toll Corp.
   8.25%    02/01/11                 300,000        295,500

TOTAL HOUSING
   (COST $816,158)                                  788,900



                                    PRINCIPAL
                                       AMOUNT  ^       VALUE

INFORMATION TECHNOLOGY -- 1.5%

Fairchild Semiconductor
   International Inc.
   10.38%   10/01/07              $   40,000   $     41,200
   10.50%   02/01/09                  80,000         83,200
Flextronics International Ltd.
   8.75%    10/15/07                  10,000          9,550
   9.88%    07/01/10                  70,000         69,650
Solectron Corp.
   0.00%    11/20/20                 400,000        158,500

TOTAL INFORMATION TECHNOLOGY
   (COST $397,947)                                  362,100


MANUFACTURING -- 5.2%

Case Corp. (Series B)
   6.25%    12/01/03                  70,000         67,900
Corning Inc.
   6.79%    11/08/15                 355,000        155,313(d)
Flowserve Corp.
   12.25%   08/15/10                 139,000        143,170
Foamex-LP
   10.75%   04/01/09                 195,000        175,500(b)
Johnsondiversey Inc.
   9.63%    05/15/12                 115,000        114,713(b)
Manitowoc Co.
   10.38%   05/15/11                 160,000  EUR   158,072
Millennium America Inc.
   9.25%    06/15/08                 150,000        151,500
NMHG Holding Co.
   10.00%   05/15/09                  60,000         60,600
Trimas Corp.
   9.88%    06/15/12                 145,000        142,100(b)
Tyco International Group S.A.
   6.75%    02/15/11                 105,000         86,625

TOTAL MANUFACTURING
   (COST $1,303,589)                              1,255,493


MEDIA - BROADCAST -- 3.2%

Interep National Radio Sales Cl A
   10.00%   07/01/08                 130,000        115,050
Nextmedia Operating Inc.
   10.75%   07/01/11                 185,000        181,300
Satelites Mexicanos S.A. de C.V
   10.13%   11/01/04                 245,000         93,100
TV Azteca S.A. de C.V (Series B)
   10.50%   02/15/07                 250,000        232,500
Xm Satellite Radio Inc.
   14.00%   03/15/10                  85,000         35,700
Young Broadcasting Inc.
   10.00%   03/01/11                 126,000        113,400

TOTAL MEDIA - BROADCAST
   (COST $920,149)                                  771,050




-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                    PRINCIPAL
                                       AMOUNT  ^       VALUE

MEDIA - DIVERSIFIED MEDIA -- 3.6%

AOL Time Warner Inc.
   6.88%    05/01/12                $140,000  $     127,400
Alliance Atlantis
   Communications Inc.
   13.00%   12/15/09                 240,000        254,400
Hollinger Participation Trust
   12.13%   11/15/10                 156,379        136,050(b)
Muzak LLC/Muzak Finance Corp.
   9.88%    03/15/09                 120,000         84,000
Primedia Inc.
   8.88%    05/15/11                 200,000        150,000
Quebecor Media Inc.
   11.13%   07/15/11                 105,000         84,000
   13.75%   07/15/11                  55,000         24,750

TOTAL MEDIA - DIVERSIFIED
   (COST $947,836)                                  860,600


METALS -- 3.6%

Glencore Nickel Pty. Ltd.
   9.00%    12/01/14                  60,000         14,700(l)
Intermet Corp.
   9.75%    06/15/09                 210,000        197,925
Murrin Murrin Holdings Pty
   9.38%    08/31/07                 425,000        104,125(l,r)
National Steel Corp. (Series D)
   9.88%    03/01/09                 375,000        128,438(l,r)
Oregon Steel Mills Inc.
   10.00%   07/15/09                 130,000        130,000(b)
Phelps Dodge Corp.
   8.75%    06/01/11                 140,000        142,430
Republic Technologies
   International LLC/
   RTI Capital Corp.
   13.75%   07/15/09                 135,000          8,775(l)
Ucar Finance Inc.
   10.25%   02/15/12                 155,000        147,250

TOTAL METALS
   (COST $1,552,337)                                873,643


OTHER -- 1.8%

Brazilian Government
   International Bond
   11.00%   01/11/12                  15,000          6,750
Colombia Government
   International Bond
   9.75%    04/23/09                 135,000        109,350(h)
Federal Republic of Brazil
   8.00%    04/15/14                 215,497        106,132
Mexico Government
   International Bond
   8.38%    01/14/11                 195,000        205,238

TOTAL OTHER
   (COST $493,047)                                  427,470




                                    PRINCIPAL
                                       AMOUNT  ^       VALUE

SERVICES -- 3.1%

Allied Waste North America
   8.88%    04/01/08                $325,000   $    315,250
Encompass Services Corp.
   10.50%   05/01/09                  95,000         11,400
Waste Management Inc.
   6.88%    05/15/09                  75,000         76,231
   7.13%    10/1/07 - 12/15/17       335,000        352,197

TOTAL SERVICES
   (COST $787,996)                                  755,078


TELECOMMUNICATIONS -- 3.3%

Adelphia Business Solutions Inc.
   (Series B)
   13.00%   04/15/03                 300,000            750(l,r)
Esprit Telecom Group PLC.
   11.00%   06/15/08                 550,000  DEM        --(r,t)
EXDS Inc.
   11.63%   07/15/10                $365,000         21,900(l)
Focal Communications Corp.
   4.96%    02/15/08                  49,000          1,960(d)
Focal Communications Corp.
   (Series B)
   11.88%   01/15/10                 315,000         28,350
Global Crossing Holding Ltd.
   8.70%    08/01/07                 395,000          6,419(l,r)
   9.63%    05/15/08                 225,000          3,656(l,r)
Globix Corp./Old
   12.50%   02/01/10                 360,000         64,800(l,r,t)
GT Group Telecom Inc.
   13.25%   02/01/10                 615,000             62(d,r,t)
KPNQwest NV
   10.00%   03/15/12                  25,000  EUR     6,500
Maxcom Telecomunicaciones
   S.A. de C.V
   1.00%    03/01/07                $136,817         41,045(r,t)
Metromedia Fiber Network Inc.
   10.00%   12/15/09                 340,000            850(l,r)
Netia Holdings BV (Series B)
   10.25%   11/01/07                 125,000         21,250(l)
Netia Holdings II BV
   13.50%   06/15/09                 125,000  EUR    19,450
Primus Telecommunications GP
   11.25%   01/15/09                $285,000        142,500
Psinet Inc.
   10.00%   02/15/05                 640,000         64,800(l)
Rhythms Netconnections Inc.
   13.50%   05/15/08                 825,000         12,375(q,t)
Rhythms Netconnections Inc.
   (Series B)
   14.00%   02/15/10                 175,000          4,156(l,r)
RSL Communications Ltd.
   10.13%   11/15/06                  50,000          1,250(l,r,t)

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                    PRINCIPAL
                                       AMOUNT  ^       VALUE

RSL Communications PLC.
   1.00%    03/01/08             $   500,000   $      7,500(d,l,r,t)
   9.13%    03/01/08                 230,000          5,750(l,r,t)
   12.00%   11/01/08                 275,000          6,875(l,r,t)
Salem Communications
   Holding Corp. (Series B)
   9.00%    07/01/11                 175,000        180,250
Song Networks NV
   12.38%   02/01/08                 175,000  EUR    19,882(l)
   13.00%   05/15/09                 155,000  EUR    17,610(l)
Telewest Communications PLC.
   49.19%   04/15/09                 320,000  GBP    72,853(d)
WinStar Communications Inc.
   14.75%   04/15/10              $1,845,000            185(l,r,t)
WorldCom Inc. - WorldCom Group
   6.95%    08/15/28                  69,000          8,280(l,r)
   8.25%    05/15/31                 380,000         45,600(l,r)
XO Communications Inc.
   10.75%   11/15/08                 475,000          2,375(l,t)

TOTAL COMMUNICATIONS
   (COST $7,720,635)                                809,233


TRANSPORTATION -- 5.2%

ArvinMeritor Inc.
   8.75%    03/01/12                  60,000         64,531
Autonation Inc.
   9.00%    08/01/08                 105,000        107,625
Collins & Aikman Products
   10.75%   12/31/11                 175,000        167,125
   11.50%   04/15/06                  65,000         59,150
Dana Corp.
   9.00%    08/15/11                 325,000  EUR   300,425
Dura Operating Corp. (Series B)
   8.63%    04/15/12                $145,000        143,550
Ford Motor Credit Co.
   7.25%    10/25/11                 135,000        124,794
Lear Corp. (Series B)
   8.11%    05/15/09                  90,000         93,150
Metaldyne Corp.
   11.00%   06/15/12                 125,000        107,500(b)
Stoneridge Inc.
   11.50%   05/01/12                 100,000        102,000

TOTAL TRANSPORTATION
   (COST $1,298,275)                              1,269,850


UTILITIES -- 1.0%

Calpine Corp.
   8.50%    02/15/11                 165,000         67,650
Dynegy Holdings Inc.
   6.88%    04/01/11                 155,000         44,950



                                   PRINCIPAL
                                      AMOUNT   ^      VALUE

PG&E National Energy Group
   10.38%   05/16/11                $125,000   $     33,750
PSEG Energy Holdings Inc.
   8.63%    02/15/08                 135,000        105,300(b)

TOTAL UTILITIES
   (COST $539,317)                                  251,650


WIRELESS -- 3.0%

American Cellular Corp.
   9.50%    10/15/09                  60,000          7,800
American Tower Corp.
   9.38%    02/01/09                 205,000        120,950
Centennial Cellular Corp./
   Centennial Cellular
   Operating Co. LLC
   10.75%   12/15/08                 180,000         93,600
CTI Holdings S.A.
   142.31%  04/15/08                 295,000         14,750
Dolphin Telecom Ltd. (Series B)
   14.00%   05/15/09                 425,000             --(d,l,r,t)
Globalstar LP
   11.38%   02/15/04                 260,000          7,800(l,r,t)
Grupo Iusacell S.A. de C.V
   14.25%   12/01/06                 125,000         45,000
Nextel Communications Inc.
   16.76%   02/15/08                 415,000        307,100(d,h)
PTC International Finance BV
   10.75%   07/01/07                  30,000         30,600
PTC International Finance II S.A.
   11.25%   12/01/09                  95,000         95,732

TOTAL WIRELESS
   (COST $1,573,431)                                723,332


TOTAL CORPORATE BONDS AND NOTES
   (COST $31,761,190)                            21,445,334



                                      NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 2.9%
--------------------------------------------------------------------------------
Broadwing Communications Inc.            334         33,400
Dobson Communications Corp.              451        117,260
Intermedia Communications Inc.
   (Series B)                             73          1,095(a)
Maxcom Telecomunicaciones S.A.        21,930            219(t)
McLeodUSA Inc. (Series A)              1,472          2,208(a)
Nextel Communications Inc.
   (Series D)                            253        177,100
Paxson Communications Corp.               21        112,875(a)
Primedia Inc. (Series D)                 280         10,080

----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                    NUMBER OF
                                       SHARES  ^       VALUE

Primedia Inc. (Series F)                 360   $     12,240
SW Acquisition LP                        250          6,250(a)
TNP Enterprises Inc. (Series D)          271        237,125(a,r)
XO Communications Inc.                 2,057            103(a,r,t)
XO Communications Inc.
   (Series B)                            272              3(a,r,t)

TOTAL PREFERRED STOCK
   (COST $1,960,487)                                709,958



--------------------------------------------------------------------------------
WARRANTS -- 0.0%
--------------------------------------------------------------------------------
GT Group Telecom Inc.                    615              6(a,t)
Globalstar Telecommunications Ltd.       900             --(a,b,t)
Maxcom Telecomunicaciones
   S.A. de C.V                           215              2(a,t)
McLeodUSA Inc. (Class A)               3,262            163(a)
Motient Corp./Old                     15,000             --(a,t)
Occidente Y Caribe Celular            19,600            196(a,t)
Ono Finance                              160             --(a,b,t)
Republic Technologies
   International LLC (Class D)           135              1(a,b,t)
XM Satellite Radio
   Holdings Inc.                         150              8(a)

TOTAL WARRANTS
   (COST $112,929)                                      376


TOTAL INVESTMENTS IN SECURITIES
   (COST $34,493,725)                            22,174,395


                                   PRINCIPAL
                                      AMOUNT          VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.4%
--------------------------------------------------------------------------------

COMMERCIAL PAPER

San Paolo U.S. Finance Company
   1.80%    10/04/02              $  700,000        699,895
UBS AG
   1.76%    10/11/02               1,100,000      1,099,462

TOTAL SHORT-TERM INVESTMENTS
   (COST $1,799,357)                              1,799,357


OTHER ASSETS AND LIABILITIES,
   NET 1.1%                                         273,248
                                                -----------


NET ASSETS-- 100%                               $24,247,000
                                                ===========






FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

At September 30, 2002, the outstanding forward foreign currency contracts, which obligate the GE High Yield Fund to deliver currencies at a specified date, were as follows:

                                                       U.S. $      UNREALIZED
                                           SETTLEMENT  CURRENT    APPRECIATION/
        EXCHANGED FROM    EXCHANGED TO        DATE      VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------


PURCHASES
          EUR    35,000   USD    34,118     10/28/02  $ 34,535    $    417
          EUR    25,000   USD    24,355     10/28/02    24,668         313
          GBP    25,000   USD    38,921     10/29/02    39,183         262
          GBP    25,000   USD    38,863     10/29/02    39,183         320
          GBP    40,000   USD    60,588     10/29/02    62,692       2,104
          GBP    70,000   USD    108,031    10/29/02   109,711       1,680
                                                     ----------- ----------
                                                      $  309,972  $  5,096
                                                     ----------- ----------

SALES
          EUR 35,000      USD 34,090        10/28/02 $   34,535   $   (445)
          EUR 115,000     USD 112,091       10/28/02    113,473     (1,382)
          EUR 125,000     USD 122,000       10/28/02    123,339     (1,339)
          EUR 430,000     USD 420,218       10/28/02    424,288     (4,070)
          EUR 25,000      USD 24,477        10/28/02     24,668       (191)
          EUR 200,000     USD 195,200       10/28/02    197,343     (2,143)
          GBP 100,000     USD 156,740       10/29/02    156,730         10
          GBP 50,000      USD 78,439        10/29/02     78,366         73
          GBP 40,000      USD 61,740        10/29/02     62,692       (952)
                                                     ----------  ----------
                                                     $1,215,434   $(10,439)
                                                     ----------  ----------
NET UNREALIZED DEPRECIATION                                        $(5,343)
                                                                 ==========

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

Q&A



Q. HOW DID THE GE STRATEGIC INVESTMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2002?

A. The GE Strategic Investment Fund declined 7.48% for Class A shares, 8.19% for Class B shares, 8.21% for Class C shares, and 7.27% for Class Y shares for the one-year period ended September 30, 2002. During the same period, the Fund's broad-based benchmarks, the Standard & Poor's 500 Composite Price Index, declined 20.49% and the Lehman Brothers Aggregate Bond Index increased 8.60%. The Fund's Lipper peer group of 282 Flexible funds, lost an average of 10.36%.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The US Equity portion of the Fund suffered due to the events of September 11, 2001. The terrorist attacks and subsequent economic shocks to the US economy are evident in the financial returns of the market. Relative out-performance was due to solid stock selection in several sectors, including technology, telecommunication services, industrials, energy, and healthcare. Technology names continued to be battered over the period. Our portfolio holdings performed relatively better than the benchmark technology holdings, which were down more than 30%. While many technology stocks were off significantly, Dell continued to grow by taking market share from its competitors and was up almost 27%. Also, Intuit continued to post solid earnings and was up more than 27% over the weak technology period. The Fund's underweight position in telecommunications helped performance, however, our single holding of Vodafone, performed relatively better than the benchmark, holdings which were off more than 56%. As investors began to discount the 2002 recovery, industrials sold off due to poor visibility for demand. Holdings such as First Data, Equifax, and Automatic Data Processing, as well as Dover, had better relative performance over the period. Our energy underweight position and better relative stock performance in Nabors, up more than 56%, and Baker Hughes, helped performance, as the benchmark sector was down almost 13%. Healthcare issues continued to be depressed over the period, but several holdings in the portfolio held up relatively better than the benchmark, including Cardinal Health; Lincare, which was up almost 17%; Dentsply, up 31%; and Johnson & Johnson. In addition, not owning any stocks in the materials sector, down almost 8%, and not owning any stocks in the utilities sector, down more than 35%, helped performance.

    The fixed income portion of the Fund, following the events of September 2001, awarded bond investors with a healthy positive return, which included price appreciation as well as coupon income. That is not to say, however, the twelve months ending September 30, 2002 were an easy ride. The Federal Reserve aggressively pumped liquidity into the financial system in the aftermath of 9/11, reducing the federal funds rate 125 basis points, to a 40-year low of 1.75% in the final quarter of 2001. However, Treasury yields from 2-year to 30-year maturity securities ended higher by quarter end upon rising expectations for economic recovery and Fed tightening in 2002. GDP did not disappoint in the first quarter of 2002, posting a 5 % growth rate. The central bank moved from an easing bias to a neutral stance in March, while leaving the fed funds rate unchanged. Interest rates moved higher in the first quarter of 2002 but then dropped significantly by the end of September. The economic recovery began showing signs of stalling and fears of a double dip recession developed. Equity valuations tumbled as corporate earnings disappointed, and investors faced the unfamiliar risks of corporate malfeasance and suspect accounting practices in the wake of Enron. The threat of renewed terrorism loomed and the potential for a U.S. war with Iraq grew. Investors looked and found a safe haven in U.S. Treasuries, pushing interest rates down. The Federal Reserve left rates unchanged but moved back to an easing bias in August. On September 30, 2002, 2 and 10-year Treasury yields were 1.68% and 3.59%, respectively, down 116 and 99 basis points.

    International equity markets saw a sharp recovery in the final quarter of 2001 which was maintained in the first quarter of 2002. However, markets soon deteriorated in an accelerating fashion through the remainder of the full year period ending September. Three major factors added to the deteriorating sentiment during the period: persistent economic weakness around the globe; loss of confidence in corporate governance; and, in the third quarter, the growing threat of war with Iraq. The culmination of these issues resulted in an unprecedented drop in global markets in July and September of this year; in fact, September 2002 saw the worst market conditions since the 1930s. However, there is modest but growing sentiment that these falls have created a base from which even a mild economic recovery may allow a stock market recovery.

Q. WHAT ARE THE CURRENT WEIGHTINGS OF THE VARIOUS ASSET CLASSES AND HOW HAVE THEY CHANGED OVER THE PAST YEAR?

A. Currently, the Fund's asset allocation mix is 41% in U.S. equities, 13% in international equities, 38% in fixed income securities, and 8% in cash and cash equivalents. We continue to model the portfolio allocation consistent with the policy governing the GE Pension Plan. Our Asset Allocation Committee meets regularly to discuss any changes to the policy. The target weightings have not changed during the period and the current weightings are in line with Committee's investment policy.

                                                    GE STRATEGIC INVESTMENT FUND


--------------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2002
as a % of Market Value
--------------------------------------------
  Federal National Mortgage
  Assoc. 3.50%, 9/15/04            2.38%
--------------------------------------------
  Citigroup Inc.                   2.22%
--------------------------------------------
  Federal National Mortgage
    Assoc. 6.50%, TBA              2.11%
--------------------------------------------
  Cardinal Health Inc.             1.98%
--------------------------------------------
  First Data Corp.                 1.90%
--------------------------------------------
  Federal National Mortgage
    Assoc. 7.00%, TBA              1.88%
--------------------------------------------
  Fannie Mae                       1.52%
--------------------------------------------
  Johnson & Johnson                1.51%
--------------------------------------------
  Pfizer Inc.                      1.29%
--------------------------------------------
  Liberty Media Corp. (Series A)   1.29%
--------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek to maximize total return by investing primarily in a combination of equity securities and investment grade debt securities.

LIPPER PERFORMANCE COMPARISON

Flexible Peer Group

Based on average annual total returns for the periods ended 9/30/02

                        ONE       FIVE
                       YEAR       YEAR
                     ---------  ---------
Number of
Funds in
peer group:             282       142
--------------------------------------------------------------------------------
Peer group
average annual
total return:         -10.36%    0.03%
--------------------------------------------------------------------------------
Lipper categories
in peer group:  Flexible

CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES +

[Line graph omitted--plot points as follows:]

                GE Strategic             GE Strategic
               Investment Fund       Investment Fund w/load       S&P 500               LB Aggregate           Composite Index**
2/22/93           10,000.00                9,425.00               10,000.00                10,000.00              10,000.00
9/93              10,806.46               10,185.08               10,531.82                10,577.02              10,553.38
9/94              10,777.59               10,157.88               10,920.02                10,235.94              10,649.92
9/95              12,970.65               12,224.84               14,166.68                11,675.24              13,131.38
9/96              14,731.61               13,884.54               17,047.33                12,247.27              14,972.24
9/97              18,039.57               17,002.29               23,948.82                13,437.06              19,097.27
9/98              19,099.63               18,001.40               26,131.25                14,983.66              21,131.73
9/99              22,018.28               20,752.23               33,397.46                14,928.83              24,511.44
9/00              25,052.10               23,611.60               37,820.49                15,972.43              27,216.18
9/01              22,719.77               21,413.38               27,738.12                18,041.32              23,865.83
9/02              21,021.37               19,812.64               22,054.59                19,592.23              21,630.86


AVERAGE ANNUAL
TOTAL RETURN

                            ONE        FIVE       SINCE
                            YEAR       YEAR     INCEPTION
                          --------    -------   ---------
GE Strategic Investment    -7.48%      3.11%      8.04%
GE Strategic
   Investment  W/LOAD     -12.78%      1.89%      7.38%
   MAXIMUM LOAD OF 5.75%
S&P 500                   -20.49%     -1.63%      8.60%
LB Aggregate                8.60%      7.83%      7.27%
Composite Index**          -9.36%      2.52%      8.38%



CLASS B SHARES

[Line graph omitted--plot points as follows:]

                  GE Strategic             GE Strategic
                 Investment Fund       Investment Fund w/load         S&P 500               LB Aggregate           Composite Index**
12/22/93            10,000.00               10,000.00                 10,000.00                10,000.00              10,000.00
9/94                 9,874.90                9,874.90                 10,133.30                 9,671.81               9,950.70
9/95                11,803.95               11,803.95                 13,146.06                11,031.78              12,269.24
9/96                13,306.23               13,306.23                 15,819.17                11,572.29              13,989.25
9/97                16,176.03               16,176.03                 22,223.45                12,696.50              17,843.45
9/98                16,969.77               16,969.77                 24,248.65                14,157.87              19,744.33
9/99                19,420.34               19,420.34                 30,991.37                14,106.05              22,902.15
9/00                22,057.33               22,057.33                 35,095.75                15,092.14              25,429.31
9/01                20,003.81               20,003.81                 25,739.75                17,047.01              22,298.92
9/02                18,508.44               18,508.44                 20,465.69                18,512.44              20,210.70




AVERAGE ANNUAL
TOTAL RETURN

                            ONE        FIVE       SINCE
                            YEAR       YEAR     INCEPTION
                          -------     ------    ---------
GE Strategic Investment    -8.19%      2.30%      7.27%
GE Strategic
   Investment  W/LOAD     -11.66%      2.30%      7.27%
   MAXIMUM LOAD             4.00%      0.00%      0.00%
S&P 500                   -20.49%     -1.63%      8.53%
LB Aggregate                8.60%      7.83%      7.29%
Composite Index**          -9.36%      2.52%      8.37%





CLASS C SHARES

[Line graph omitted--plot points as follows:]

                GE Strategic             GE Strategic
               Investment Fund       Investment Fund w/load       S&P 500               LB Aggregate           Composite Index**
9/30/99           10,000.00               10,000.00               10,000.00                10,000.00              10,000.00
12/99             10,945.52               10,945.52               11,491.28                 9,987.80              10,874.36
3/00              11,245.81               11,245.81               11,773.02                10,208.16              11,143.53
6/00              11,258.87               11,258.87               11,439.12                10,386.02              11,030.46
9/00              11,276.28               11,276.28               11,324.36                10,699.05              11,103.46
12/00             11,377.99               11,377.99               10,435.98                11,148.99              10,760.92
3/01              10,753.56               10,753.56                9,200.32                11,487.32              10,117.04
6/01              10,948.99               10,948.99                9,738.24                11,552.16              10,500.35
9/01              10,148.20               10,148.20                8,305.46                12,084.89               9,736.61
12/01             10,890.56               10,890.56                9,192.85                12,090.36              10,359.75
3/02              10,951.17               10,951.17                9,219.23                12,101.67              10,386.77
6/02              10,294.50               10,294.50                7,983.58                12,548.79               9,682.89
9/02               9,314.56                9,314.56                6,603.67                13,123.76               8,824.80



AVERAGE ANNUAL
TOTAL RETURN
                            ONE       SINCE
                            YEAR    INCEPTION
                          -------   ---------
GE Strategic Investment    -8.21%     -2.34%
GE Strategic
   Investment W/LOAD       -9.08%     -2.34%
   MAXIMUM LOAD             1.00%      0.00%
S&P 500                   -20.49%    -12.92%
LB Aggregate                8.60%      9.48%
Composite Index**          -9.36%     -4.08%



CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                          GE Strategic
                        Investment Fund                       S&P 500                    LB Aggregate           Composite Index**
11/29/93                   10,000.00                        10,000.00                       10,000.00                10,000.00
9/94                       10,025.30                        10,258.34                        9,724.23                10,045.95
9/95                       12,100.96                        13,308.28                       11,091.57                12,386.68
9/96                       13,789.47                        16,014.38                       11,635.00                14,123.15
9/97                       16,928.65                        22,497.68                       12,765.31                18,014.25
9/98                       17,961.68                        24,547.88                       14,234.60                19,933.32
9/99                       20,756.54                        31,373.80                       14,182.50                23,121.37
9/00                       23,675.52                        35,528.83                       15,173.93                25,672.72
9/01                       21,521.66                        26,057.38                       17,139.40                22,512.37
9/02                       19,957.35                        20,718.23                       18,612.77                20,404.15




AVERAGE ANNUAL
TOTAL RETURN

                            ONE        FIVE       SINCE
                            YEAR       YEAR     INCEPTION
                          -------     ------    ---------
GE Strategic Investment    -7.27%      3.35%      8.13%
S&P 500                   -20.49%     -1.63%      8.66%
LB Aggregate                8.60%      7.83%      7.29%
Composite Index**          -9.36%      2.52%      8.41%


** THE COMPOSITE INDEX RETURN IS A BLENDED RETURN COMPOSED OF 60% S&P 500 INDEX
   AND 40% LB AGGREGATE BOND INDEX. SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE STRATEGIC INVESTMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE STRATEGIC INVESTMENT FUND

MARKET VALUE OF $201,461 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Domestic Equity                     40.8%
Bonds and Notes                     37.6%
Foreign Equity                      13.2%
Short Term & Other                   8.4%





                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
DOMESTIC EQUITY -- 42.7%
--------------------------------------------------------------------------------

CONSUMER - DISCRETIONARY -- 6.2%

AOL Time Warner Inc.                   4,737  $      55,423(a)
Carnival Corp.                        71,512      1,794,951
Catalina Marketing Corp.              64,097      1,799,844(a)
Charter Communications Inc.
   (Class A)                          39,321         73,137(a)
Comcast Corp. (Class A)               92,680      1,933,305(a)
eBay Inc.                              3,165        167,144(a)
Home Depot Inc.                       61,977      1,617,600
Interpublic Group Cos. Inc.           44,687        708,289(h)
Liberty Media Corp. (Series A)       361,204      2,593,445(a)
Omnicom Group                          5,271        293,489
Viacom Inc. (Class B)                 19,831        804,147(a)
                                                 11,840,774

CONSUMER - STAPLES -- 1.8%

Colgate-Palmolive Co.                  8,827        476,217
PepsiCo. Inc.                         33,961      1,254,859
Philip Morris Cos. Inc.               23,838        924,914
The Gillette Co.                      30,410        900,136
                                                  3,556,126

ENERGY -- 2.8%

Anadarko Petroleum Corp.              24,702      1,100,227
Baker Hughes Inc.                     38,935      1,130,283
Exxon Mobil Corp.                     34,326      1,094,999
Nabors Industries Ltd.                25,211        825,660(a)
Schlumberger Ltd.                     31,784      1,222,413
                                                  5,373,582



                                       NUMBER
                                    OF SHARES         VALUE

FINANCIALS -- 9.2%

AFLAC Inc.                            19,753  $     606,220
Alleghany Corp.                        1,102        208,829(a)
American Express Co.                  35,190      1,097,224(h)
American International Group          43,506      2,379,778(h)
Bank One Corp.                        26,787      1,001,834
Berkshire Hathaway Inc.
   (Class B)                             652      1,607,180(a)
Capital One Financial Corp.            6,163        215,212
Citigroup Inc.                       150,771      4,470,360
Fannie Mae.                           51,289      3,053,747
Fidelity National Financial Inc.                      2,99185,931
Loews Corp.                            1,245         53,398
Marsh & McLennan Cos. Inc.            37,430      1,558,585
State Street Corp.                    32,049      1,238,373(e)
Travelers Property Casualty
   Corp. (Class B)                     4,610         62,373(a)
                                                 17,639,044

HEALTHCARE -- 10.7%

Abbott Laboratories                   44,497      1,797,679
Apogent Technologies Inc.             52,477        979,221(a)
Bristol-Myers Squibb Co.              37,947        903,139(h)
Cardinal Health Inc.                  64,096      3,986,771
Dentsply International Inc.           29,392      1,180,677
IMS Health Inc.                       20,262        303,322
Johnson & Johnson                     56,151      3,036,646
Lincare Holdings Inc.                 81,578      2,532,181(a)
Medtronic Inc.                         4,141        174,419
Merck & Co Inc.                       38,936      1,779,765
Pfizer Inc.                           89,522      2,597,928
Sybron Dental Specialties Inc.        12,145        169,909(a)
Wyeth                                 37,081      1,179,176
                                                 20,620,833

INDUSTRIALS -- 8.0%

Automatic Data Processing             49,529      1,722,123(h)
Certegy Inc.                          47,675        958,268(a)
Concord EFS Inc.                      20,595        327,049(a)
Dover Corp.                           83,167      2,110,778
Emerson Electric Co.                   8,499        373,446
Equifax Inc.                          66,743      1,450,993
First Data Corp.                     136,667      3,819,843
Molex Inc. (Class A)                  96,145      2,018,949
Paychex Inc.                           3,974         96,449
3M Co.                                 4,710        517,959
Tyco International Ltd.                7,860        110,826
United Technologies Corp.              7,293        411,982
Waste Management Inc.                 63,302      1,476,203
                                                 15,394,868

INFORMATION TECHNOLOGY -- 4.0%

Applied Materials Inc.                43,405        501,328(a)
Cisco Systems Inc.                    67,577        708,207(a)
Dell Computer Corp.                   45,027      1,058,585(a)








-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

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                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                       NUMBER
                                    OF SHARES         VALUE

Intel Corp.                           75,751  $   1,052,181
Intuit Inc.                           46,616      2,122,426(a)
Microsoft Corp.                       47,299      2,068,858(a)
Qualcomm Inc.                          1,475         40,740(a)
Texas Instruments Inc.                13,188        194,787
                                                  7,747,112

TOTAL DOMESTIC EQUITY
   (COST $94,024,596)                            82,172,339



--------------------------------------------------------------------------------
FOREIGN EQUITY -- 13.8%
--------------------------------------------------------------------------------

CONSUMER - DISCRETIONARY -- 2.4%

Accor S.A.                             9,395        274,277
Autoliv Inc. SDR                      12,051        253,459
Bayerische Motoren Werke AG            8,736        280,585
Compass Group PLC.                    62,431        259,761
Grupo Televisa S.A. ADR                5,877        149,805(a)
Honda Motor Co. Ltd.                  13,200        534,571
Kingfisher PLC.                       43,405        140,389
Koninklijke Philips
   Electronics NV                     14,347        208,360
Lagardere S.C.A.                      16,284        624,206
Michelin (C.G.D.E.)                   10,923        306,691
Nissan Motor Co. Ltd.                 50,400        374,269
Reed Elsevier PLC.                    13,735        117,855
Sanyo Electric Co. Ltd.               54,000        182,758
Sega Corp.                             8,000        149,505(a)
Sharp Corp.                           28,000        268,879
Sony Corp.                             5,700        239,266
Vivendi Universal S.A.                 2,530         28,370
                                                  4,393,006

CONSUMER - STAPLES -- 0.8%

Carrefour S.A.                        16,346        655,651
Koninklijke Ahold NV                   4,097         48,531
Nestle S.A.                            2,406        524,886
Tesco PLC.                           104,947        339,029
                                                  1,568,097

ENERGY -- 1.3%

China Petroleum &
   Chemical Corp.                  1,892,000        303,223
ENI-Ente Nazionale
   Idrocarburi SpA                    38,824        532,384
Petro-Canada                          22,314        655,028
Petroleo Brasileiro S.A. -
   Petrobras ADR                         889          8,490
Petroleo Brasileiro S.A. -
   Petrobras ADR                       6,108         65,539
Statoil ASA                           24,572        187,431
TotalFinaElf S.A. (Series B)           6,207        816,810
                                                  2,568,905



                                       NUMBER
                                    OF SHARES         VALUE

FINANCIALS -- 2.5%

Aegon NV                               4,819  $      45,229
Aiful Corp.                            3,900        225,219
Aviva PLC.                            73,481        412,457
AXA                                   18,904        185,455
Banco Comercial
   Portugues S.A.                     44,056         93,579
Banco Santander Central
   Hispano S.A.                       48,866        249,593
Bank of Ireland                       31,665        310,957
BNP Paribas                           13,063        425,626
Cheung Kong Holdings Ltd.             28,014        177,073
Credit Suisse Group                   17,441        341,494
Deutsche Bank AG                       7,044        320,468
Friends Provident PLC.               103,326        170,344
ING Groep NV                          19,922        275,744
IntesaBci SpA                        175,456        294,681
Kookmin Bank                           3,062        112,067
Kookmin Bank ADR                         268          9,495
Muenchener
   Rueckversicherungs AG               1,497        157,790
Nordea AB FDR                         15,943         63,791
Prudential PLC.                        6,390         34,062
Riunione Adriatica di
   Sicurta SpA                        43,335        509,044
Sampo Oyj (Series A)                  38,280        251,495
Skandinaviska Enskilda Banken
   SEB (Series A)                     23,216        197,817
                                                  4,863,480

HEALTHCARE -- 1.1%

Altana AG                              3,417        123,758
Amersham PLC.                         12,098        101,529
Aventis S.A.                           7,108        372,185
Novartis AG                           11,478        452,977
Schering AG                            5,911        283,229
Smith & Nephew PLC.                   57,194        344,833
Terumo Corp.                          13,400        198,135
Teva Pharmaceutical
   Industries ADR                      4,690        314,230
                                                  2,190,876

INDUSTRIALS -- 1.5%

Assa Abloy AB (Series B)              25,320        245,786
BAE Systems PLC.                     163,169        491,888
Brambles Industries Ltd.             122,561        429,291
Canadian Pacific Railway Ltd.          7,796        140,526
Empresa Brasileira de
   Aeronautica S.A. ADR               15,351        204,168
Grupo Ferrovial S.A.                   3,621         89,434
IHC Caland NV                          3,921        178,193
Invensys PLC.                        120,184        114,636
Johnson Electric Hldgs               150,400        150,409
Komatsu Ltd.                         101,000        339,335
Minebea Co Ltd.                       57,000        288,898
Smiths Group PLC.                     13,282        133,675
                                                  2,806,239





-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002





                                       NUMBER
                                    OF SHARES         VALUE

INFORMATION TECHNOLOGY -- 0.9%

Canon Inc.                            13,000   $    425,022
Fujitsu Ltd.                           9,000         38,888
Murata Manufacturing Co. Ltd.          3,800        193,535
Samsung Electronics                    1,220        297,841
Taiwan Semiconductor
   Manufacturing Co. Ltd.            393,176        463,422(a)
Toshiba Corp.                        110,000        336,140
                                                  1,754,848

MATERIALS -- 1.0%

BHP Billiton PLC.                    127,828        592,073
CRH PLC.                              31,070        346,246
Gold Fields Ltd.                       9,762        125,982
MG Technologies AG                     3,608         23,205
POSCO                                  2,114        184,134
POSCO ADR                                732         15,797
Stora Enso Oyj (Series R)             30,474        295,047
Syngenta AG                            3,536        192,611
Xstrata PLC.                          11,573        116,293(a)
                                                  1,891,388

TELECOMMUNICATION SERVICES -- 1.7%

BCE Inc.                               3,985         70,600
KT Corp.                                 815         36,527
KT Corp. ADR                           3,738         82,909
Telecom Italia SpA                    42,589        211,641
Telefonica S.A.                       59,265        441,474(a)
Telefonica S.A. ADR                      514         11,483(a)
Vodafone Group PLC.                  415,334        531,475
Vodafone Group PLC. ADR              146,204      1,875,797
                                                  3,261,906

UTILITIES -- 0.6%

E.ON AG                                7,306        345,019
International Power PLC.              53,888         71,072(a)
National Grid Group PLC.              48,733        345,468
Suez S.A.                             13,239        208,225
Vivendi Environnement                 11,507        230,777
                                                  1,200,561

TOTAL FOREIGN EQUITY
   (COST $37,694,547)                            26,499,306


                                    PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 39.3%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 3.7%

U.S. Treasury Bonds
   5.38%    02/15/31                $755,000        838,994(h)
   6.88%    08/15/25                 630,000        810,111(h)
   7.25%    05/15/16                 975,000      1,265,891(h)


                                    PRINCIPAL
                                       AMOUNT         VALUE

   8.13%    08/15/19                $860,000   $  1,215,283(h)
   10.38%   11/15/04                 645,000        758,023
   10.63%   08/15/15                 330,000        541,649
                                                  5,429,951
U.S. Treasury Notes
   2.25%    07/31/04                 730,000        737,636
   4.38%    08/15/12                 190,000        202,023
   7.00%    07/15/06                 585,000        683,508
                                                  1,623,167

TOTAL U.S. TREASURIES
   (COST $6,579,821)                              7,053,118


FEDERAL AGENCIES -- 6.4%

Federal Home Loan Mortgage Assoc.
   4.50%    04/15/03               1,230,000      1,245,248
Federal Home Loan Mortgage Corp.
   5.00%    05/15/04                 230,000        241,217(h)
   5.25%    01/15/06               1,345,000      1,455,559
                                                  1,696,776
Federal National Mortgage Assoc.
   3.50%    09/15/04               4,655,000      4,787,295
   4.00%    11/17/03                 255,000        257,897
   5.00%    01/20/04 - 05/14/04    1,055,000      1,091,691
   5.25%    08/14/03 - 08/01/12    1,780,000      1,832,681
   5.63%    02/28/07                 350,000        366,695
   6.13%    03/15/12                  65,000         73,863
   7.13%    01/15/30                 715,000        886,378(h)
                                                  9,296,500

TOTAL FEDERAL AGENCIES
   (COST $11,861,528)                            12,238,524


AGENCY MORTGAGE BACKED -- 12.0%

Federal Home Loan Mortgage Corp.
   6.00%    08/01/29 - 01/01/30      334,273        344,481
   6.50%    06/01/29                 134,522        139,656
   7.00%    10/01/16                  31,641         33,424
   7.50%    11/01/09 - 09/01/31      646,573        682,115
   8.00%    01/01/30 - 11/01/30       50,927         54,512
   9.00%    04/01/16 - 06/01/21       80,271         88,601(h)
                                                  1,342,789
Federal National Mortgage Assoc.
   5.50%    03/01/14 - 08/01/15    1,594,445      1,653,981
   6.00%    02/01/14 - 10/01/29      495,924        513,666
   6.50%    01/01/15 - 10/01/29      444,450        464,606
   7.00%    08/01/13 - 08/01/32      780,128        817,172
   7.50%    12/01/09 - 06/01/32    2,559,205      2,707,010
   8.00%    12/01/11 - 06/01/32    1,352,127      1,446,964
   8.50%    06/01/30 - 11/01/31      623,521        667,915
   9.00%    06/01/09 - 12/01/22      387,334        423,966
   6.00%    TBA                    1,134,000      1,164,482(c)
   6.50%    TBA                    4,098,000      4,245,282(c)
   6.50%    TBA                      735,000        769,685(c)
   7.00%    TBA                    3,622,000      3,781,585(c)
                                                 18,656,314

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002





                                    PRINCIPAL
                                       AMOUNT         VALUE

Government National Mortgage Assoc.
   6.50%    02/15/24 - 04/15/28   $1,622,864  $   1,697,542
   7.00%    03/15/12 - 10/15/30      415,599        440,776
   7.50%    01/15/23                  30,195         32,269
   8.00%    09/15/29 - 06/15/30       37,841         40,618
   8.50%    10/15/17                 388,147        427,035
   9.00%    11/15/16 - 12/15/21      423,253        471,183
                                                  3,109,423
TOTAL AGENCY MORTGAGE BACKED
   (COST $22,544,997)                            23,108,526


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.1%

Collateralized Mortgage Obligation
   Trust (Class B)
   4.46%    05/01/03                  15,093         13,610(d,f)

Federal Home Loan Mortgage Corp.
   6.00%    12/15/08 - 09/15/23      177,000        187,745
   6.25%    01/15/23                  50,000         52,828
   6.50%    12/15/08                 160,000        168,150
   7.00%    02/15/31                 150,000        161,578
   7.50%    07/15/08                 154,492         23,293(g)
   7.75%    08/15/05                  87,896         94,284
   8.00%    09/15/06 - 07/01/24       69,379         17,393
   14.86%   03/15/30                  39,405         39,675(i)
   16.27%   10/15/02                  72,000         87,399(i)
   21.32%   05/15/24                  46,013         42,475(d,f)
   23.14%   10/15/23                  52,654         48,855(d,f)
                                                    923,675
Federal Home Loan Mortgage STRIPS
   4.94%    08/01/27                  14,414         13,101(d,f)
   8.11%    04/01/28                 284,859        256,373(d,f)
                                                    269,474
Federal National Mortgage Assoc.
   5.50%    09/25/13                 875,000        914,909
   6.50%    01/25/23 - 10/25/27      428,319        441,430
   7.50%    11/25/31 - 07/25/41      406,226        438,090
   9.04%    10/25/29                  86,030         74,846(d,f)
   14.75%   10/25/02                  17,885         18,196(i)
   14.85%   10/25/02                 317,227        355,574(i)
   17.38%   10/25/02                  40,683         41,395(i)
   20.43%   10/25/02                  22,210         22,463(i)
                                                  2,306,903
Federal National Mortgage
   Assoc. REMIC
   5.00%     05/25/12                111,731        115,467
   5.85%     12/25/22                 15,785         13,856(d,f)
   7.50%     02/25/41                274,412        295,936
   1008.00%  05/25/22                     75          1,635(g)
   16.55%    10/25/02                 66,624         67,963(i)
   1080.91%  03/25/22                    150          2,967(g)
                                                    497,824
Federal National Mortgage
   Assoc. STRIPS
   7.50%    05/01/23 - 04/01/27    1,100,164        166,075(g)
   8.00%    08/01/23 - 07/01/24      134,673         22,041(g)
   8.50%    03/01/17 - 07/25/22       36,974          5,934(g)
   9.00%    05/25/22                  16,509          3,020(g)
                                                    197,070






                                    PRINCIPAL
                                       AMOUNT         VALUE

Federal National Mortgage Corp.
   16.32%   10/15/02               $  71,000  $      83,248(i)

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $4,269,051)                              4,291,804


ASSET BACKED -- 3.1%

Advanta Mortgage Loan Trust
   6.30%    06/25/03                   5,426          5,565
AmeriCredit Automobile
   Receivables Trust (Class A)
   3.55%    04/06/06                  52,000         52,655
Centex Home Equity
   3.56%    06/25/25                  52,000         52,471
Chase Funding Loan
   Acquisition Trust
   5.39%    05/25/28                 102,000        106,767
Citibank Credit Card Issuance
   Trust (Class A)
   6.90%    10/15/07                  59,000         66,040
Countrywide Asset-Backed
   Certificates
   2.07%    10/25/02                  96,290         95,808(i)
Countrywide Asset-Backed
   Certificates (Class A)
   2.06%    10/25/02                 129,025        128,895(i)
   2.09%    10/25/02                 457,661        455,277(i)
Countrywide Home Equity
   Loan Trust (Class A)
   2.05%    10/15/02                 349,578        347,010(i)
Discover Card Master Trust I
   (Class A)
   5.30%    11/16/06                 400,000        419,998
Equity One ABS Inc.
   5.03%    10/25/32                  81,000         84,341
Ford Credit Auto Owner Trust
   (Class A)
   4.79%    05/15/05                 113,000        118,968
   6.62%    07/15/04                 126,106        128,709
Green Tree Financial Corp.
   6.90%    04/15/18                  19,620         20,411
HFC Home Equity Loan Asset
   Backed Certificates (Class A)
   2.12%    10/20/02                 229,076        228,389(i)
Household Credit Card Master
   Note Trust I (Class A)
   1.96%    10/15/02               1,200,000      1,201,799(i)
Household Private Label Credit
   Card Master Note Trust I
   (Class A)
   1.96%    10/15/02                  62,000         62,033(i)
MBNA Master Credit Card Trust
   USA (Class A)
   2.05%    10/15/02                 207,000        207,040(i)
Metris Master Trust (Class A)
   2.05%    10/20/02                 478,000        478,168(i)








-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                    PRINCIPAL
                                       AMOUNT         VALUE

Mid-State Trust (Class A)
   7.54%    10/01/18               $  19,201   $     20,760
Provident Bank Home Equity
    Loan Trust (Class A)
   6.72%    01/25/04                  26,068         27,013
Providian Gateway Master Trust
   (Class A)
   2.04%    10/15/02                 600,000        600,051(i)
PSE&G Transition Funding LLC
   (Class A)
   6.61%    06/15/13                  50,000         57,500
Residential Asset Mortgage
   Products Inc. (Class A)
   1.94%    10/25/02                 176,732        176,505(i)
Residential Asset Securities Corp.
   (Class A)
   2.06%    10/25/02                 199,249        197,769(i)
Residential Funding Mortgage
   Securities II (Class A)
   1.95%    10/25/02                  82,049         81,975(i)
Sears Credit Account Master Trust
   (Class A)
   1.97%    10/15/02                 500,000        500,549(i)
West Penn Funding LLC Transition
   Bonds (Class A)
   6.81%    09/25/08                  63,000         69,044

TOTAL ASSET BACKED
   (COST $5,946,035)                              5,991,510


CORPORATE NOTES -- 9.5%

Abbott Laboratories
   5.13%    07/01/04                 255,000        268,120
Aetna Inc./Old
   6.97%    08/15/36                 140,000        150,856
AIG SunAmerica Global
   Financing IX
   6.90%    03/15/32                 100,000        112,231(b)
Albertson's Inc.
   7.50%    02/15/11                  85,000        100,675
   8.00%    05/01/31                  40,000         48,328
Allstate Financial Global Funding
   5.25%    02/01/07                 250,000        265,558(b)
Amerada Hess Corp.
   7.88%    10/01/29                 125,000        150,114
American Airlines Inc. (Class A)
   6.86%    10/15/10                  53,134         55,086
Anadarko Petroleum Corp.
   5.00%    10/01/12                  70,000         70,727
Anheuser-Busch Cos. Inc.
   6.50%    02/01/43                 190,000        211,803
Appalachian Power Co. (Series C)
   6.60%    05/01/09                 100,000        100,220
Appalachian Power Co. (Series E)
   4.80%    06/15/05                  90,000         90,091
AT&T Corp.
   5.63%    03/15/04                  60,000         59,850





                                    PRINCIPAL
                                       AMOUNT         VALUE

Bank of America Corp.
   7.40%    01/15/11              $   65,000   $     76,837
Bank One Corp.
   6.50%    02/01/06                 220,000        243,760
BB&T Corp.
   4.75%    10/01/12                  45,000         45,503
BCI US Funding Trust
   8.01%    07/15/08                 100,000        109,807(b,i)
Bellsouth Capital Funding
   7.88%    02/15/30                  75,000         89,581
Brascan Corp.
   7.13%    06/15/12                 100,000        103,653
Brascan Ltd.
   7.38%    10/01/02                  30,000         30,003
British Telecommunications PLC.
   8.38%    12/15/10                  55,000         64,299
Campbell Soup Co.
   5.50%    03/15/07                  85,000         92,568
Capital One Bank
   6.88%    02/01/06                  65,000         60,792
Cargill Inc.
   6.38%    06/01/12                 120,000        135,352(b)
Centerior Energy Corp. (Series B)
   7.67%    07/01/04                 210,000        218,587
Citigroup Inc.
   5.70%    02/06/04                 155,000        162,262
   7.25%    10/01/10                 150,000        170,988
Coca-Cola Enterprises Inc.
   6.70%    10/15/36                  80,000         87,896
Conagra Foods Inc.
   7.00%    10/01/28                  60,000         65,927
   7.13%    10/01/26                 115,000        130,576
Conoco Inc.
   6.95%    04/15/29                  55,000         62,492
ConocoPhillips
   9.38%    02/15/11                 195,000        254,493
Countrywide Home Loans Inc.
   5.63%    05/15/07                 120,000        127,176
COX Communications Inc.
   7.13%    10/01/12                  85,000         84,834
Credit Suisse First Boston USA Inc.
   6.50%    01/15/12                  90,000         96,242
CSX Corp.
   7.25%    05/01/04                  40,000         42,716
Darden Restaurants Inc.
   7.13%    02/01/16                 100,000        115,080
Delhaize America Inc.
   7.38%    04/15/06                  95,000         88,332
Delta Air Lines Inc.
   7.57%    11/18/10                  50,000         52,187
Devon Financing Corp. ULC
   7.88%    09/30/31                 145,000        172,600
Dominion Resources Inc./VA
   (Series A)
   6.00%    01/31/03                 140,000        141,224
Duke Energy Corp.
   5.38%    01/01/09                 110,000        111,224
El Paso Corp.
   7.38%    12/15/12                  80,000         52,000





-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002



                                    PRINCIPAL
                                       AMOUNT         VALUE

EOP Operating LP
   7.00%    07/15/11              $   60,000  $      66,166
   7.75%    11/15/07                  90,000        102,876
Equity Residential
   6.63%    03/15/12                 195,000        214,660
European Investment Bank
   4.63%    03/01/07                 250,000        266,672
FedEx Corp.
   7.50%    01/15/18                  90,393        104,677
Ford Motor Co.
   7.45%    07/16/31                 100,000         80,998
Ford Motor Credit Co.
   7.38%    10/28/09                  85,000         81,435
   7.60%    08/01/05                 125,000        127,093
FPL Group Capital Inc.
   7.38%    06/01/09                  60,000         67,417
Fred Meyer Inc. Holding Co.
   7.38%    03/01/05                 150,000        163,950
General Mills Inc.
   5.13%    02/15/07                 110,000        115,763
General Motors Acceptance Corp.
   5.75%    11/10/03                  50,000         50,425
   5.80%    03/12/03                 130,000        131,044
   6.13%    01/22/08                  85,000         84,640
   6.88%    09/15/11                 155,000        151,640
   7.25%    03/02/11                  25,000         25,193
Georgia Power Co.
   4.88%    07/15/07                 115,000        121,956
Golden State Bancorp Inc.
   7.13%    08/01/05                 120,000        129,996
Golden West Financial Corp.
   4.75%    10/01/12                  85,000         85,598
Goldman Sachs Group Inc.
   6.60%    01/15/12                  90,000         98,584
HJ Heinz Finance Co.
   6.00%    03/15/12                  60,000         66,137(b)
HSBC Capital Funding LP/
   Channel Islands
   9.55%    06/30/10                  75,000         91,717(i)
Hyatt Equities LLC
   6.88%    06/15/07                  70,000         71,096(b)
Hydro Quebec
   8.25%    04/15/26                  50,000         68,911
International Business
   Machines Corp.
   1.90%    12/10/02                 500,000        499,794(i)
International Paper Co.
   6.88%    04/15/29                  85,000         89,391
Israel Electric Corp. Ltd.
   8.10%    12/15/96                  15,000         13,866(b)
John Deere Capital Corp.
   4.13%    07/15/05                 120,000        123,443
John Hancock Global Funding II
   5.63%    06/27/06                 175,000        185,841
Jones Apparel Group Inc.
   7.88%    06/15/06                  60,000         67,741
Kellogg Co. (Series B)
   7.45%    04/01/31                 135,000        165,545



                                    PRINCIPAL
                                       AMOUNT         VALUE

Keycorp
   4.63%    05/16/05                $210,000  $     218,184
KFW International Finance
   4.75%    01/24/07                 120,000        128,114
Kraft Foods Inc.
   5.25%    06/01/07                 300,000        324,663
Kroger Co.
   8.00%    09/15/29                  90,000        107,689
Lockheed Martin Corp.
   8.50%    12/01/29                  90,000        118,991
Loral Corp.
   8.38%    06/15/24                  90,000        112,554
Marathon Oil Corp.
   6.80%    03/15/32                 125,000        132,213
Masco Corp.
   5.88%    07/15/12                 115,000        119,968
   6.75%    03/15/06                  95,000        102,925
Metropolitan Life Global
   Funding I
   4.75%    06/20/07                 105,000        111,180
Morgan Stanley
   7.13%    01/15/03                 185,000        187,485
Murphy Oil Corp.
   7.05%    05/01/29                  75,000         82,881
Nabisco Inc.
   6.13%    02/01/33                  70,000         70,849(i)
National Rural Util Co.op Fin
   6.00%    05/15/06                 260,000        280,234
NB Capital Trust IV
   8.25%    04/15/07                 195,000        222,493
News America Inc.
   7.63%    11/30/28                 110,000        102,553
Norfolk Southern Corp.
   6.00%    04/30/08                  90,000         98,255
North Fork Bancorporation Inc.
   5.88%    08/15/12                  70,000         75,432(b)
Occidental Petroleum Corp.
   8.45%    02/15/29                  95,000        120,871
Ocean Energy Inc.
   4.38%    10/01/07                  85,000         86,159
Pall Corp.
   6.00%    08/01/12                  90,000         95,456(b)
Pemex Finance Ltd.
   9.03%    02/15/11                 165,000        191,884
Pepsi Bottling Holdings Inc.
   5.38%    02/17/04                 150,000        156,128(b)
Petroleos Mexicanos
   9.50%    09/15/27                 180,000        197,550
Potash Corp. of Saskatchewan
   7.75%    05/31/11                  60,000         70,382
PP&L Capital Funding Inc.
   7.75%    04/15/05                  65,000         67,009
Praxair Inc.
   6.63%    10/15/07                  30,000         34,122
Procter & Gamble - Esop (Series A)
   9.36%    01/01/21                 110,000        153,879
Procter & Gamble Co.
   4.75%    06/15/07                  90,000         97,012




-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                    PRINCIPAL
                                       AMOUNT         VALUE

Progress Energy Inc.
   5.85%    10/30/08               $  90,000  $      94,341
   6.55%    03/01/04                 105,000        109,216
   7.75%    03/01/31                 105,000        114,454
PSEG Power LLC
   6.95%    06/01/12                  60,000         57,939(b)
PSI Energy Inc.
   6.65%    06/15/06                  75,000         80,354
Quest Diagnostics
   6.75%    07/12/06                  60,000         65,438
   7.50%    07/12/11                  65,000         75,484
Raytheon Co.
   6.75%    08/15/07                 150,000        165,974
   7.90%    03/01/03                 140,000        142,308
Royal Bank of Scotland Group PLC.
   7.65%    09/30/31                  65,000         73,382(i)
   8.82%    03/31/49                 100,000        113,692
   9.12%    03/31/49                  35,000         43,335
Safeway Inc.
   6.15%    03/01/06                 135,000        146,723
Scripps Co. (E.W.)
   5.75%    07/15/12                  80,000         87,769
Simon Property Group LP
   6.75%    07/15/04                  90,000         95,083
Southtrust Bank NA
   7.00%    11/15/08                  45,000         51,547
Southwestern Electric Power
   (Series B)
   4.50%    07/01/05                  70,000         69,733
Sprint Capital Corp.
   6.00%    01/15/07                  80,000         56,000
Target Corp.
   5.88%    03/01/12                 135,000        148,923
   7.00%    07/15/31                 165,000        192,146
Tele-Communications-TCI Group
   9.80%    02/01/12                 125,000        124,441
Tenet Healthcare Corp.
   5.38%    11/15/06                 210,000        222,650
The Bear Stearns Cos. Inc.
   5.70%    01/15/07                  60,000         64,513
TRW Inc.
   6.63%    06/01/04                 110,000        115,004
Turner Broadcasting System Inc.
   8.38%    07/01/13                 120,000        114,172
Tyson Foods Inc.
   8.25%    10/01/11                  90,000        107,681
UBS Preferred Funding Trust I
   8.62%    10/01/10                 300,000        358,706(i)
Unilever Capital Corp.
   6.88%    11/01/05                 120,000        134,532
Union Carbide Corp.
   6.79%    06/01/25                  75,000         79,581
Union Pacific Corp.
   5.75%    10/15/07                  60,000         65,314
   5.84%    05/25/04                 120,000        126,023
   6.79%    11/09/07                  60,000         68,156
   7.38%    09/15/09                  80,000         92,782



                                    PRINCIPAL
                                       AMOUNT         VALUE

Union Planters Bank NA
   5.13%    06/15/07                $120,000   $    128,617
United Dominion Realty Trust Inc.
   6.50%    06/15/09                  90,000         96,039
Valero Energy Corp.
   6.88%    04/15/12                 125,000        121,334
Verizon Florida Inc. (Series F)
   6.13%    01/15/13                  85,000         86,096
Verizon Global Funding Corp.
   7.75%    12/01/30                 270,000        272,592
Verizon Pennsylvania (Series A)
   5.65%    11/15/11                  55,000         54,200
Viacom Inc.
   7.75%    06/01/05                  50,000         55,672
Wachovia Corp.
   4.95%    11/01/06                 100,000        106,717
Walt Disney Co.
   5.38%    06/01/07                  90,000         93,412
   6.20%    06/20/14                  90,000         94,844
Washington Mutual Inc.
   5.63%    01/15/07                 120,000        128,633
Wells Fargo & Co.
   5.25%    12/01/07                 150,000        161,831
Wendy's International Inc.
   6.20%    06/15/14                 150,000        169,526
Weyerhaeuser Co.
   5.50%    03/15/05                 155,000        161,583(b)
   6.13%    03/15/07                  50,000         53,256(b)
Wisconsin Energy Corp.
   5.88%    04/01/06                  85,000         91,644
Wyeth
   5.88%    03/15/04                 105,000        108,664
Yale University
   7.38%    04/15/26                  45,000         52,256
Yorkshire Power Pass-Through
   Asset Trust 2000-1
   8.25%    02/15/05                 100,000        107,947(b)

TOTAL CORPORATE NOTES
   (COST $17,372,890)                            18,356,289


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.7%

Bear Stearns Commercial
   Mortgage Securities
   4.83%    08/15/38                  52,000         52,271
Bear Stearns Commercial Mortgage
   Securities (Class A)
   5.06%    11/15/16                 108,187        114,137
   6.48%    02/15/35                  29,000         32,775
Bear Stearns Commercial Mortgage
   Securities (Class B)
   6.20%    02/14/31                  25,000         27,712
Chase Commercial Mortgage
   Securities Corp. (Class A)
   6.39%    11/18/30                 138,000        155,147

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                    PRINCIPAL
                                       AMOUNT         VALUE

Citicorp Mortgage Securities Inc.
   (Class B)
   6.13%    09/25/13                $104,843   $    107,977
COMM (Class A)
   6.46%    02/16/34                 200,000        221,640(b)
CS First Boston Mortgage
   Securities Corp. (Class A)
   5.11%    09/15/34                  39,000         41,114
DLJ Commercial Mortgage Corp.
   6.24%    11/12/31                  83,000         92,676
First Horizon Asset Securities Inc.
   (Class B)
   6.25%    08/25/13                  69,940         72,475
First Union-Lehman Brothers-Bank
   of America (Class A)
   6.56%    11/18/35                  50,000         56,468
GS Mortgage Securities Corp. II
   6.86%    07/13/30                 117,000        123,021
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   6.47%    11/15/35                  30,000         34,017
LB Commercial Conduit Mortgage
   Trust (Class A)
   6.78%    06/15/31                  54,000         61,649
LB-UBS Commercial
   Mortgage Trust
   4.17%    03/15/34                 522,000         17,944(b,d)
   6.53%    07/14/16                  60,000         67,163(b)
LB-UBS Commercial Mortgage
   Trust (Class B)
   6.65%    07/14/16                  28,000         31,255(b)
Lehman Large Loan (Class A)
   6.84%    10/12/34                 143,000        153,278
Mastr Asset Securitization Trust
   6.31%    06/25/13                  54,953         56,498
Morgan Stanley Capital I (Class A)
   6.34%    07/15/30                  50,139         54,024
   7.11%    04/15/33                 119,000        138,074
Morgan Stanley Dean
   Witter Capital I
   1.03%    10/15/35                 886,000         33,363(b)
   1.12%    04/15/34                 567,000         23,229(b)
   7.20%    10/15/33                  25,000         29,185
Morgan Stanley Dean Witter
   Capital I (Class A)
   5.72%    12/18/32                 224,000        242,900
   5.90%    10/15/35                  60,000         65,532
   5.98%    02/01/31                  88,471         94,461
   6.01%    07/15/33                  56,955         62,386
   6.39%    10/15/35                  91,000        102,116
   6.54%    02/01/31                 100,000        112,217
Morgan Stanley Dean Witter
   Capital I (Class B)
   6.55%    07/15/33                  25,000         28,152
Residential Asset Mortgage
   Products Inc. (Class A)
   1.95%    10/25/02                 314,461        314,245(i)




                                    PRINCIPAL
                                       AMOUNT         VALUE

Residential Asset Securitization Trust
   1.06%    05/25/04                $319,035 $        5,505(g)
   1.96%    10/25/02                 138,751        138,606(i)
Salomon Brothers Mortgage
   Securities VII
   7.00%    07/25/24                 205,896        212,558
Structured Asset Securities Corp.
   (Class X)
   1.78%    02/25/28                 247,633         15,090(g)
TIAA Retail Commercial Trust
   (Class A)
   5.77%    06/19/16                  50,843         54,028(b)
   6.56%    06/19/26                  60,000         67,309(b)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $3,152,627)                              3,312,197


SOVEREIGN BONDS -- 0.8%

Canadian Government Bond
   5.25%    11/05/08                 115,000        126,033
Finland Government
   International Bond
   4.75%    03/06/07                  90,000         96,710
Italy Government
   International Bond
   4.38%    10/25/06                 175,000        185,529
   4.63%    06/15/05                 180,000        190,390
   5.63%    06/15/12                  35,000         38,917
Province of British Columbia/Canada
   4.63%    10/03/06                  95,000        101,407
Province of Manitoba
   4.25%    11/20/06                 150,000        157,963
Province of Ontario
   3.50%    09/17/07                  90,000         91,654
   5.13%    07/17/12                  90,000         96,486
Province of Quebec
   5.00%    07/17/09                 195,000        207,950
   7.50%    09/15/29                 130,000        167,397

TOTAL SOVEREIGN BONDS
   (COST $1,353,464)                              1,460,436


TOTAL BONDS AND NOTES
   (COST $73,080,386)                            75,812,404



                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.4%
--------------------------------------------------------------------------------


DOMESTIC PREFERRED -- 0.1%

Centaur Funding Corp.
   (Series B), 9.08%                     285        215,787


-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002




                                       NUMBER
                                    OF SHARES         VALUE

FOREIGN PREFERRED -- 0.3%

Fresenius Medical Care AG                561 $        9,527
Henkel KGaA                            3,985        257,085
Porsche AG                               649        262,849
                                                    529,461

TOTAL PREFERRED STOCK
   (COST $824,991)                                  745,248


TOTAL INVESTMENTS IN SECURITIES
   (COST $205,624,520)                          185,229,297

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.4%
--------------------------------------------------------------------------------

MONEY MARKET -- 7.5%

GEI Short-Term
   Investment Fund                14,487,164     14,487,164(s)



                                   PRINCIPAL
                                      AMOUNT          VALUE

COMMERCIAL PAPER -- 0.5%

Canadian Imperial Bank
   of Commerce
   2.32%    12/30/02              $1,000,000        994,212

YANKEE CERTIFICATE OF DEPOSIT -- 0.4%

Societe Generale
   2.25%    01/09/03                 750,000        750,000

TOTAL SHORT-TERM INVESTMENTS
   (COST $16,231,376)                            16,231,376


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (4.6)%                                    (8,936,721)
                                               -------------


NET ASSETS-- 100%                              $192,523,952
                                               =============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Strategic Investment Fund had the following long futures contracts open at September 30, 2002:

                              NUMBER     CURRENT
              EXPIRATION        OF      NOTIONAL    UNREALIZED
DESCRIPTION      DATE        CONTRACTS    VALUE    DEPRECIATION
--------------------------------------------------------------------------------
S&P 500      December 2002      18     $3,667,500   $(120,188)







-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE MONEY MARKET FUND

INVESTMENT PROFILE
A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term, U.S. dollar-denominated money market instruments.

LIPPER PERFORMANCE COMPARISON

Money Market Peer Group

Based on average annual total returns for the periods ended 9/30/02

                        ONE      FIVE
                       YEAR      YEAR
                     --------- ---------
Number of
Funds in
peer group:             385      257
--------------------------------------------------------------------------------
Peer group
average annual
total return:         1.26%      4.12%
--------------------------------------------------------------------------------
Lipper categories
in peer group:  Money Market


CHANGE IN VALUE OF A $10,000 INVESTMENT

[Line graph omitted--plot points as follows:]

                     GE Money Market Fund                  90 Day T-Bill
2/22/93                    10,000.00                        10,000.00
9/93                       10,164.21                        10,176.55
9/94                       10,500.20                        10,562.06
9/95                       11,079.32                        11,160.37
9/96                       11,653.48                        11,743.11
9/97                       12,252.89                        12,350.23
9/98                       12,894.15                        12,982.86
9/99                       13,497.73                        13,575.93
9/00                       14,281.44                        14,356.12
9/01                       14,976.13                        15,003.76
9/02                       15,228.11                        15,269.97


AVERAGE ANNUAL
TOTAL RETURN

                   ONE   FIVE    SINCE
                  YEAR   YEAR  INCEPTION
                 -------------------------
GE Money Market   1.68%  4.44%  4.47%
90 Day T-Bill     1.77%  4.34%  4.52%


FUND YIELD
AT SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

                       FUND      IBC MONEY FUND
-----------------------------------------------
  7-day current        1.33%+         1.25%
  7-day effective      1.34%          1.26%

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT IS SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

+THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY
 REFLECTS THE CURRENT EARNINGS OF THE GE MONEY MARKET FUND AT SEPTEMBER 30,
 2002.


AN INVESTMENT IN THE GE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Q&A

Q. HOW DID THE GE MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2002?

A. The GE Money Market Fund returned 1.68% for the twelve months ended September 30, 2002. By comparison, the 90-day Treasury Bill returned 1.77%, and the average return posted by the Fund's Lipper peer group representing 385 Money Market funds was 1.26%

Q.  WHAT WERE THE KEY DRIVERS OF THE FUND'S PERFORMANCE?

A. Expectations of interest rate policy shifts by the Federal Reserve during the period created opportunities to add value by altering the Fund's maturity to take advantage of changing short-term rates. Keen management of the average maturity of securities held within the portfolio benefited Fund performance.

                                                            GE MONEY MARKET FUND

                                      SCHEDULE OF INVESTMENTS September 30, 2002

GE MONEY MARKET FUND

MARKET VALUE OF $256,012 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Commercial Paper                             40.2%
U.S. Governments                             26.3%
Yankee Certificates of Deposit               16.3%
Repurchase Agreements                        11.8%
Domestic Bank Obligations                     4.1%
Foreign Bank Obligations                      1.2%
Time Deposit                                  0.1%




                                    PRINCIPAL     AMORTIZED
                                       AMOUNT          COST
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 100.3%
--------------------------------------------------------------------------------


U.S. GOVERNMENTS -- 26.4%

U.S. AGENCIES

Federal Home Loan Bank
   1.66%    02/28/03             $ 2,510,000  $   2,492,691(d)
   1.70%    10/04/02               2,600,000      2,599,636(d)
                                                  5,092,327
Federal Home Loan Mortgage Corp.
   1.60%    06/19/03                 560,000        552,408(d)
   1.63%    04/25/03               2,000,000      1,973,449(d)
   1.69%    01/02/03               8,290,000      8,245,027(d)
   1.74%    10/10/02              11,000,000     10,994,445(d)
                                                 21,765,329
Federal National Mortgage Assoc.
   1.57%    04/19/03               5,500,000      5,442,102(d)
   1.59%    04/04/03               2,420,000      2,399,418(d)
   1.60%    03/19/03               3,870,000      3,840,205(d)
   1.64%    03/12/03                 500,000        496,310(d)
   1.66%    10/22/02               5,300,000      5,294,775(d)
   1.70%    11/05/02              10,650,000     10,649,361(i)
   1.71%    11/20/02               3,500,000      3,491,712(d)
   1.80%    10/09/02               9,000,000      8,995,990(d)
                                                 40,609,873

TOTAL U.S. GOVERNMENTS
   (COST $67,467,529)                            67,467,529


COMMERCIAL PAPER -- 40.4%

Barclays PLC.
   1.69%    11/19/02              10,440,000     10,415,985
Bayerische Vereinsbank AG
   1.78%    10/15/02              10,200,000     10,192,931
Citicorp
   1.77%    11/07/02              10,500,000     10,480,899
Dresdner US Finance
   1.77%    10/02/02              10,430,000     10,429,487
Hbos Treas Svcs PLC.
   1.74%    11/27/02              10,400,000     10,371,348



                                    PRINCIPAL     AMORTIZED
                                       AMOUNT          COST

JPMorgan Chase
   1.77%    10/08/02             $ 7,340,000  $   7,337,474
Morgan Stanley Dean Witter Discover
   1.75%    11/06/02              10,300,000     10,281,975
Royal Bank of Canada NY
   1.77%    10/21/02              10,440,000     10,429,734
Societe Generale North America Inc.
   1.67%    11/05/02              10,520,000     10,502,971
UBS AG
   1.97%    10/01/02              12,700,000     12,700,000

TOTAL COMMERCIAL PAPER
   (COST $103,142,804)                          103,142,804


DOMESTIC BANK OBLIGATIONS -- 4.1%

Bank One N A Chicago Il
   1.72%    11/25/02
   (COST $10,410,000)             10,410,000     10,410,000


FOREIGN BANK OBLIGATIONS -- 1.2%

JP Morgan Securities Inc. Cd
   1.73%    10/08/02
   (COST $3,000,000)               3,000,000      3,000,000


REPURCHASE AGREEMENTS -- 11.8%

Bank One
   1.95%    10/01/02              12,700,000     12,700,000
Nesbit Burns
   1.94%    10/01/02               4,750,000      4,750,000
UBS
   1.95%    10/01/02              12,700,000     12,700,000

TOTAL REPURCHASE AGREEMENTS
   (COST $30,150,000)                            30,150,000


YANKEE CERTIFICATES OF DEPOSIT -- 16.3%

Bank Nova Scotia Instl Ctf Dep
   1.70%    11/20/02              10,380,000     10,380,000
Bank of Montreal
   1.78%    10/09/02              10,390,000     10,390,000
Dexia Bank Belgium
   1.68%    11/15/02              10,520,000     10,520,000
Toronto-Dominion Bank
   1.70%    11/26/02              10,380,000     10,380,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (COST $41,670,000)                            41,670,000


TIME DEPOSIT -- 0.1%

State Street Cayman Islands
   1.88%    10/01/02
   (COST $171,869)                   171,869        171,869(e)


TOTAL SHORT-TERM INVESTMENTS
   (COST $256,012,202)                          256,012,202

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.3)%                                      (843,405)
                                               -------------

NET ASSETS-- 100%                              $255,168,797
                                               =============








-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

               NOTES TO PERFORMANCE September 30, 2002 (unaudited)


Information on the preceding performance pages relating to the Fund's one year total return and ten largest holdings is audited, all other information on the performance pages is unaudited.

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Classes A and B are shown both without the imposition of the sales charge and also assuming the deduction of the current maximum applicable sales charges as described in Note 1 of the Notes to Financial Statements. Periods less than one year are not annualized.

The performance data relating to Class A and B shares of GE Mid-Cap Growth Fund, GE Value Equity Fund, GE Tax-Exempt Fund and GE Government Securities Fund, for all periods except the years ended September 30, 2001, 2000, 1999 and 1998, respectively, reflect the prior performance and expense ratios (adjusted to reflect GE Funds current sales charges) of Investors Trust Growth Fund, Investors Trust Value Fund, Investors Trust Tax Free Fund and Investors Trust Government Fund, respectively, each a series of Investors Trust (collectively, the "Investors Trust Funds"), the assets of which were acquired by the corresponding GE Fund on September 26, 1997 (the "Merger Date"). Because the Investors Trust Funds did not offer Class Y shares, performance data relating to the Class Y shares of GE Mid-Cap Growth Fund, GE Value Equity Fund, and GE Tax-Exempt Fund is limited to the period from the Merger Date to September 30, 2002.

Shares of the GE Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

A portion of the GE Tax-Exempt Fund's income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

GE Asset Management Incorporated ("GEAM") has agreed in writing to limit "Other Expenses" of each class of certain funds on an annualized basis through January 28, 2003. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500), the S&P/BARRA Composite Index of 500 value stocks (S&P 500/BARRA Value), the S&P 500/BARRA Growth Index (S&P 500/BARRA Growth), the S&P MidCap 400 Composite Price Index of stocks (S&P MidCap 400), the S&P MidCap 400/BARRA Value (S&P 400/BARRA Value), the Russell 2000 Index (Russell 2000), the Russell 1000 Value Index (Russell 1000 Value), the Morgan Stanley Capital International World Index (MSCI World), the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Morgan Stanley Capital International Europe Index (MSCI Europe), the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF), the Lehman Brothers Aggregate Bond Index (LB Aggregate), the Lehman Brothers Government Bond Index (LB Government), the Lehman Brothers 1-3 Year Government Bond Index (LB 1-3 Year), the Lehman Brothers 10-Year Municipal Index (LBMI) and the Credit Suisse First Boston High Yield Index (CS First Boston High Yield) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The S&P 500/BARRA Growth and Value indices are capitalization-weighted indices constructed by dividing the stocks in the S&P 500 Index according to a single attribute: book-to-price ratio. This splits the S&P 500 Index into two mutually exclusive groups designed to track two predominant investment styles in the U.S. equity market. The S&P 500 BARRA Value Index contains firms with higher book-to-price ratios; conversely, the S&P 500/BARRA Growth Index has firms with lower book-to-price ratios. The S&P MidCap 400 is a capitalization-weighted index of 400 U.S. stocks with a median market capitalization. The S&P 400 MidCap 400/BARRA Value (S&P 400/BARRA Value) is a capitalization-weighted index of all the stocks in the S&P MidCap 400 Composite Price Index of stocks that have low price-to-book ratios. The Russell 2000 measures the performance of the smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 1000 measures the performance of the 1,000 largest U.S. companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. MSCI World is a composite of 1,303 securities traded in 24 developed markets of the world. MSCI EAFE is a composite of 913 foreign securities traded in 21 developed markets representing Europe, Australasia and the Far East. MSCI Europe is a composite of securities traded in 22 developed markets in Europe. MSCI EMF is a composite of securities available to non-domestic investors traded in 25 emerging markets. LB Aggregate is a composite index of short, medium, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The LB Government is comprised of all U.S. dollar fixed-rate U.S. agency and Treasury bond issues (excluding stripped issues)

               NOTES TO PERFORMANCE September 30, 2002 (unaudited)


with remaining maturities greater than one year and with at least $100 million in outstanding issuance. The LB 1-3 is a composite of government and U.S. Treasury obligations with maturities of 1-3 years. LBMI is a composite of investment grade, fixed-rate municipal bonds and is considered to be representative of the municipal bond market. The CS First Boston High Yield is a composite of below investment-grade corporate bonds issued in the United States.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The GE Mid-Cap Value Equity Fund changed its benchmark index during the year ended September 30, 2002 from the S&P MidCap 400/BARRA Value to the Russell MidCap Value Index. The companies included in the Russell MidCap Value Index are a better representation because the Russell MidCap Value Index affords a more stable and representative universe of issuers with a higher correlation to the Fund's overall equity research capabilities.

The GE Mid-Cap Growth Fund changed its benchmark index during the year ended September 30, 2002 from the S&P MidCap 400 Index to the Russell MidCap Index. The companies included in the Russell MidCap Index are a better representation because the Russell MidCap Index affords a more stable and representative universe of issuers with a higher correlation to the Fund's overall equity research capabilities.

The 90-Day T-Bill is the average return on three month U.S. Treasury Bills. The IBC Money Fund Report yields represent the average yields of 1,133 taxable money market funds.

A number of the broad market returns are not available from the Funds' commencement of investment operations through September 30, 2002 and therefore are calculated from the month end nearest to the Funds' commencement of operation date.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the GE Strategic Investment Fund for which we use the specific Lipper peer group and the GE Money Market Fund, which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or number of shareholder publication thresholds. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. They were cited solely for illustrative purposes. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

Standard & Poor's, S&P, S&P 500 and S&P MidCap 400 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The GE S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the GE S&P 500 Index Fund to track general stock market performance.

+ Returns are those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. The Average Annual Total Return figures for Class A with load have been adjusted to reflect Class A sales charges. See Footnote 8 in the Notes to the Financial Statements.

++ Effective as of the close of business on September 17, 1999, the distribution and service fees were reduced on Class A shares. Had the distribution and service fees not been reduced, the Class A performance results would have been lower.

        NOTES TO SCHEDULES OF INVESTMENTS September 30, 2002 (unaudited)


(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, these securities amounted to $5,709,509; $2,213,505 and $2,539,721 or 2.43%, 1.15% and 10.47% of net
    assets for the GE Fixed Income Fund, GE Strategic Investment Fund and GE High Yield Fund, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent. For the S&P 500 Index Fund, State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent and State Street Global Advisors, the Fund's sub-adviser.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2002, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2002.

(j) All or a portion of the security out on loan.

(k) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment adviser.

(l) At September 30, 2002, the security is in default of its interest payments.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.


(o) The security is insured by AMBAC, MBIA, FGIC or FSA. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2002 (as a percentage of net assets) as follows:

    MBIA                 11.72%

    AMBAC                11.11%

    FGIC                 11.88%

    FSA                  10.39%

(p) All or a portion of the security purchased with collateral from securities lending.

(q) Step coupon bond. Security becomes interest bearing at a future date.

(r) Issuer has filed for bankruptcy.

(s) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(t) Security has been valued at fair-value determined in good faith under procedures adopted by the Board of Directors of the Funds.

 ^  Denominated in USD unless otherwise indicated.

 *  Less than 0.01%.

The maturity date disclosed for fixed income securities represents the earlier of the first call date, the next interest reset date or the ultimate maturity date.

Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
EUR         Euro
FDR         Finish Depositary Receipt
FGIC        Financial Guaranty Insurance Corporation
FHA         Federal Housing Administration
FSA         Financial Security Assurance
GBP         British Pound
GDR         Global Depositary Receipt
G.O.        General Obligation
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poors Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security
USD         United States Dollar

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------

GE U.S. EQUITY FUND
--------------------------------------------------------------------------------------------
                                                              CLASS A
--------------------------------------------------------------------------------------------
                                       9/30/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b,c) 9/30/98(b)
INCEPTION DATE                               --         --         --         --     1/5/93
Net asset value, beginning of period .   $25.00     $32.45     $32.53     $27.82     $29.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .......     0.13       0.13       0.15       0.18       0.27
  Net realized and unrealized
   gains (losses) on investments .....    (4.49)     (5.52)      3.63       7.26       1.22
--------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............    (4.36)     (5.39)      3.78       7.44       1.49
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............     0.09       0.12       0.14       0.23       0.24
  Net realized gains .................     0.24       1.94       3.72       2.50       2.43
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................     0.33       2.06       3.86       2.73       2.67
--------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......   $20.31     $25.00     $32.45     $32.53     $27.82
--------------------------------------------------------------------------------------------

TOTAL RETURN (a) .....................  (17.78%)   (17.71%)    12.10%     27.79%      5.62%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (in thousands) ..................... $251,251   $285,417   $385,111   $311,958   $124,714
  Ratios to average net assets:
   Net investment income (loss)* .....    0.53%      0.43%      0.46%      0.56%      0.92%
   Net expenses* .....................    0.87%      0.87%      0.83%      0.81%      0.75%
   Gross expenses* ...................    0.87%      0.88%      0.83%      0.83%      0.84%
  Portfolio turnover rate ............      41%        53%        48%        46%        29%
--------------------------------------------------------------------------------------------



GE U.S. EQUITY FUND
------------------------------------------------------------------------------------------------
                                                                  CLASS B
------------------------------------------------------------------------------------------------
                                           9/30/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b) 9/30/98(b)
INCEPTION DATE                                    --         --         --         --   12/22/93
Net asset value, beginning of period .        $23.97     $31.30     $31.58     $27.11     $28.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...........     (0.06)     (0.09)     (0.09)     (0.06)      0.05
  Net realized and unrealized
   gains (losses) on investments .........     (4.29)     (5.30)      3.53       7.08       1.20
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................     (4.35)     (5.39)      3.44       7.02       1.25
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................        --         --         --       0.05       0.06
  Net realized gains .....................      0.24       1.94       3.72       2.50       2.43
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................      0.24       1.94       3.72       2.55       2.49
------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...........    $19.38     $23.97     $31.30     $31.58     $27.11
------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .........................  (18.40%)   (18.33%)    11.29%     26.83%      4.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (in thousands) ........................    $22,806    $35,163    $46,577    $36,921    $21,407
  Ratios to average net assets:
   Net investment income (loss)* ........     (0.23%)    (0.32%)    (0.29%)    (0.19%)     0.17%
   Net expenses* ........................      1.62%      1.62%      1.58%      1.56%      1.50%
   Gross expenses* ......................      1.62%      1.63%      1.58%      1.58%      1.63%
  Portfolio turnover rate ...............        41%        53%        48%        46%        29%
------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
                                                   CLASS C
                                                 (LEVEL LOAD)                                    CLASS Y(D)
------------------------------------------------------------------------------------------------------------------------------------

                                      9/30/02(b)  9/30/01(b)  9/30/00(b)  9/30/02(b)  9/30/01(b)  9/30/00(b)  9/30/99(b)  9/30/98(b)

INCEPTION DATE .........................     --          --     9/30/99          --          --          --          --    11/29/93
Net asset value, beginning of period ... $23.79      $31.08      $31.58      $24.94      $32.38      $32.48      $27.78      $28.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........  (0.05)      (0.09)      (0.10)       0.20        0.20        0.23        0.26        0.34
  Net realized and unrealized
   gains (losses) on investments .......  (4.27)      (5.26)       3.53       (4.49)      (5.50)       3.62        7.25        1.21
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................  (4.32)      (5.35)       3.43       (4.29)      (5.30)       3.85        7.51        1.55
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ................     --          --        0.21        0.15        0.20        0.23        0.31        0.33
  Net realized gains ...................   0.24        1.94        3.72        0.24        1.94        3.72        2.50        2.43
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................   0.24        1.94        3.93        0.39        2.14        3.95        2.81        2.76
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ......... $19.23      $23.79      $31.08      $20.26      $24.94      $32.38      $32.48      $27.78
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .......................(18.41%)    (18.30%)     11.25%    (17.58%)    (17.50%)      12.38%      28.14%       5.86%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...................... $4,851      $5,129      $4,811    $243,957    $288,666    $377,913    $358,583    $281,071
  Ratios to average net assets:
   Net investment income (loss)* ....... (0.22%)     (0.33%)     (0.32%)      0.78%       0.68%       0.71%       0.81%       1.16%
   Net expenses* .......................  1.62%       1.62%       1.57%       0.62%       0.62%       0.58%       0.56%       0.50%
   Gross expenses* .....................  1.62%       1.64%       1.57%       0.62%       0.63%       0.58%       0.58%       0.56%
  Portfolio turnover rate ..............    41%         53%         48%         41%         53%         48%         46%         29%
------------------------------------------------------------------------------------------------------------------------------------

---------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE VALUE EQUITY FUND
--------------------------------------------------------------------------------------------
                                                               CLASS A
--------------------------------------------------------------------------------------------
                                       9/30/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b,c) 9/30/98(b)
INCEPTION DATE                               --         --         --         --     9/8/93
Net asset value, beginning of period ... $10.07     $12.76     $12.18      $9.93     $13.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........   0.07       0.05       0.05       0.02       0.05
  Net realized and unrealized
   gains (losses) on investments .......  (1.79)     (1.96)      1.31       2.66       0.46
--------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ...............  (1.72)     (1.91)      1.36       2.68       0.51
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ................   0.02         --         --       0.03         --
  Net realized gains ...................   0.04       0.78       0.78       0.40       4.16
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................   0.06       0.78       0.78       0.43       4.16
--------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .........  $8.29     $10.07     $12.76     $12.18      $9.93
--------------------------------------------------------------------------------------------

TOTAL RETURN (a) .......................(17.24%)   (15.95%)     11.35%    27.34%      5.86%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ......................$43,157    $46,045   $ 43,283    $29,607    $14,276
  Ratios to average net assets:
    Net investment income (loss)* ......  0.66%      0.42%      0.38%      0.18%      0.50%
    Net expenses* ......................  1.01%      1.08%      1.05%      1.29%      1.31%
    Gross expenses* ....................  1.01%      1.09%      1.05%      1.30%      1.33%
  Portfolio turnover rate ..............    39%        52%        49%        31%        40%
--------------------------------------------------------------------------------------------



GE VALUE EQUITY FUND
-----------------------------------------------------------------------------------------------
                                                                   CLASS B
-----------------------------------------------------------------------------------------------
                                            9/30/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b) 9/30/98(b)
INCEPTION DATE                                  --          --         --         --     9/8/93
Net asset value, beginning of period .......  $9.69     $12.39     $11.94      $9.77     $13.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............  (0.01)     (0.04)     (0.04)     (0.04)        --
  Net realized and unrealized
   gains (losses) on investments ...........  (1.71)     (1.88)      1.27       2.61       0.45
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ...................  (1.72)     (1.92)      1.23       2.57       0.45
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................     --         --         --         --         --
  Net realized gains .......................   0.04       0.78       0.78       0.40       4.16
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................   0.04       0.78       0.78       0.40       4.16
-----------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .............  $7.93      $9.69     $12.39     $11.94      $9.77
-----------------------------------------------------------------------------------------------

TOTAL RETURN (a) ...........................(17.88%)   (16.54%)    10.44%     26.67%      5.32%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ..........................$14,437    $28,131    $45,675    $51,369    $44,655
  Ratios to average net assets:
    Net investment income (loss)* .......... (0.09%)    (0.32%)    (0.36%)    (0.32%)     0.00%
    Net expenses* ..........................  1.78%      1.83%      1.80%      1.81%      1.81%
    Gross expenses* ........................  1.78%      1.83%      1.80%      1.82%      1.81%
  Portfolio turnover rate ..................    39%        52%        49%        31%        40%
-----------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
                                                       CLASS C
                                                     (LEVEL LOAD)                                  CLASS Y(D)
------------------------------------------------------------------------------------------------------------------------------------
                                       9/30/02(b)  9/30/01(b)  9/30/00(b)  9/30/02(b)  9/30/01(b)  9/30/00(b) 9/30/99(b)  9/30/98(b)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE .........................     --         --      9/30/99       --              --         --         --     1/5/98
Net asset value, beginning of period ...  $9.68     $12.40       $11.94      $10.65       $13.41     $12.74     $10.38     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........  (0.01)     (0.04)       (0.05)       0.10         0.08       0.08       0.08       0.08
  Net realized and unrealized
   gains (losses) on investments .......  (1.71)     (1.90)        1.29       (1.89)       (2.06)      1.37       2.76       0.30
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................  (1.72)     (1.94)        1.24       (1.79)       (1.98)      1.45       2.84       0.38
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ................   0.00         --           --        0.05           --         --       0.08         --
  Net realized gains ...................   0.04       0.78         0.78        0.04         0.78       0.78       0.40         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................   0.04       0.78         0.78        0.09         0.78       0.78       0.48         --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .........  $7.92      $9.68       $12.40        $8.77      $10.65     $13.41     $12.74     $10.38
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .......................(17.90%)   (16.70%)      10.53%      (17.03%)    (15.69%)    11.56%     27.85%      3.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ..................... $1,097       $982         $847       $4,227      $5,686     $3,769     $2,292     $1,580
  Ratios to average net assets:
    Net investment income (loss)* ...... (0.08%)    (0.34%)      (0.41%)       0.91%       0.67%      0.61%      0.68%      0.98%
    Net expenses* ......................  1.76%      1.83%        1.80%        0.77%       0.83%      0.80%      0.81%      0.81%
    Gross expenses* ....................  1.76%      1.84%        1.80%        0.77%       0.84%      0.80%      0.82%      0.81%
  Portfolio turnover rate ..............    39%        52%          49%          39%         52%        49%        31%        40%
------------------------------------------------------------------------------------------------------------------------------------

-------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------




GE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------------------
                                                              CLASS A
--------------------------------------------------------------------------------------------
                                       9/30/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b,c) 9/30/98(b)
--------------------------------------------------------------------------------------------

INCEPTION DATE ........................      --         --         --         --     9/8/93
Net asset value, beginning of period ..   $8.88     $12.57      $9.42      $8.27     $17.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ........   (0.04)      --(g)      0.01      (0.04)     (0.04)
  Net realized and unrealized
    gains (losses) on investments .....   (1.31)     (2.40)      3.14       1.19      (1.86)
----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............   (1.35)     (2.40)      3.15       1.15      (1.90)
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............      --         --         --         --         --
  Net realized gains ..................      --       1.23         --         --       7.37
  Return of capital ...................      --       0.06         --         --       0.07
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................    0.00       1.29         --         --       7.44
----------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ........   $7.53      $8.88     $12.57      $9.42      $8.27
----------------------------------------------------------------------------------------------

TOTAL RETURN (a) ...................... (15.20%)   (20.89%)    33.44%     13.91%    (16.11%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ..................... $20,952    $21,857    $23,942    $15,943    $10,134
  Ratios to average net assets:
   Net investment income (loss)* ......   (0.48%)    0.00%**    0.12%     (0.41%)    (0.35%)
   Net expenses* ......................   1.13%      1.14%      1.15%      1.38%      1.40%
   Gross expenses* ....................   1.13%      1.17%      1.25%      1.46%      1.45%
  Portfolio turnover rate .............     48%        51%        47%        48%        13%
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                                              CLASS B
--------------------------------------------------------------------------------------------
                                        9/30/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b) 9/30/98(b)
--------------------------------------------------------------------------------------------
INCEPTION DATE ........................      --         --         --         --     9/8/93
Net asset value, beginning of period ..   $8.14     $11.71      $8.84      $7.80     $17.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ........   (0.10)     (0.07)     (0.07)     (0.08)     (0.08)
  Net realized and unrealized
    gains (losses) on investments .....   (1.18)     (2.21)      2.94       1.12      (1.79)
--------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............   (1.28)     (2.28)      2.87       1.04      (1.87)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............      --         --         --         --         --
  Net realized gains ..................      --       1.23         --         --       7.40
  Return of capital ...................      --       0.06         --         --       0.04
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................      --       1.29         --         --       7.44
--------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ........   $6.86      $8.14     $11.71      $8.84      $7.80
--------------------------------------------------------------------------------------------

TOTAL RETURN (a) ...................... (15.72%)   (21.45%)    32.47%     13.33%    (16.62%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .....................  $4,883    $10,064    $16,908    $18,073    $22,038
  Ratios to average net assets:
   Net investment income (loss)* ......  (1.22%)    (0.73%)    (0.65%)    (0.91%)    (0.86%)
   Net expenses* ......................   1.88%      1.89%      1.90%      1.90%      1.90%
   Gross expenses* ....................   1.88%      1.93%      2.00%      1.97%      1.93%
  Portfolio turnover rate .............     48%        51%        47%        48%        13%
--------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------------
                                                        CLASS C
                                                      (LEVEL LOAD)                             CLASS Y(D)
-----------------------------------------------------------------------------------------------------------------------------
                                        9/30/02(b) 9/30/01(b) 9/30/00(b) 9/30/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b) 9/30/98(b,h)
INCEPTION DATE .........................     --         --    9/30/99         --         --         --         --     1/5/98
Net asset value, beginning of period ...  $8.14     $11.71      $8.84      $9.74     $13.35      $9.98      $8.71     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........  (0.10)     (0.08)     (0.07)     (0.02)     -- (g)      0.03       0.01       0.01
  Net realized and unrealized
   gains (losses) on investments .......  (1.20)     (2.20)      2.94      (1.44)     (2.32)      3.34       1.26      (1.30)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................  (1.30)     (2.28)      2.87      (1.46)     (2.32)      3.37       1.27      (1.29)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ................     --         --         --         --         --         --         --         --
  Net realized gains ...................     --       1.23         --         --       1.23         --         --         --
  Return of capital ....................     --       0.06         --         --       0.06         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................     --       1.29         --         --       1.29         --         --         --
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .........  $6.84      $8.14     $11.71      $8.28      $9.74     $13.35      $9.98      $8.71
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .......................(15.97%)   (21.44%)    32.47%    (14.99%)   (18.87%)    33.77%     14.58%    (12.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) .....................   $272       $246       $186        $55        $40        $14       $783       $471
  Ratios to average net assets:
    Net investment income (loss)* ...... (1.23%)    (0.79%)    (0.60%)    (0.23%)     0.01%      0.26%      0.09%      0.21%
    Net expenses* ......................  1.88%      1.88%      1.90%      0.88%      0.88%      0.90%      0.90%      0.89%
    Gross expenses* ....................  1.88%      1.91%      2.00%      0.88%      0.89%      1.01%      0.97%      0.89%
  Portfolio turnover rate ..............    48%        51%        47%        48%        51%        47%        48%        13%
-----------------------------------------------------------------------------------------------------------------------------


---------------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------

GE MID-CAP VALUE EQUITY FUND
----------------------------------------------------------------------------------
                                                              CLASS A
----------------------------------------------------------------------------------
                                       9/30/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b,c,i)
----------------------------------------------------------------------------------
INCEPTION DATE                               --         --         --   12/31/98
Net asset value, beginning of period .... $9.97     $10.60      $9.83     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..........  0.02       0.03       0.06       0.04
  Net realized and unrealized
    gains (losses) on investments ....... (0.91)     (0.60)      0.78      (0.21)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................. (0.89)     (0.57)      0.84      (0.17)
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................  0.06         --       0.07         --
  Net realized gains ....................  0.15       0.06         --         --
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................  0.21       0.06       0.07         --
----------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......... $8.87      $9.97     $10.60      $9.83
----------------------------------------------------------------------------------

TOTAL RETURN (a) ........................(9.29%)    (5.42%)     8.55%     (1.70%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................$2,915     $2,145     $1,911       $708
  Ratios to average net assets:
   Net investment income (loss)* ........  0.16%     0.26%      0.54%      0.47%
   Net expenses* ........................  1.30%     1.27%      1.23%      1.15%
   Gross expenses* ......................  1.48%     1.27%      1.34%      1.54%
  Portfolio turnover rate ...............    36%      101%        35%        17%
----------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                       CLASS B
--------------------------------------------------------------------------------
                                       9/30/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b,i)

--------------------------------------------------------------------------------
INCEPTION DATE                               --         --         --   12/31/98
Net asset value, beginning of period .....$9.80     $10.50      $9.77     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...........(0.06)     (0.05)     (0.02)     (0.02)
  Net realized and unrealized
    gains (losses) on investments ........(0.89)     (0.59)      0.77      (0.21)
---------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................(0.95)     (0.64)      0.75      (0.23)
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................   --         --       0.02         --
  Net realized gains ..................... 0.15       0.06         --         --
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................... 0.15       0.06       0.02         --
---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......... $8.70      $9.80     $10.50      $9.77
---------------------------------------------------------------------------------

TOTAL RETURN (a) ........................(9.96%)    (6.14%)     7.69%     (2.30%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................  $410       $434       $298       $177
  Ratios to average net assets:
   Net investment income (loss)* ........(0.58%)    (0.49%)    (0.19%)    (0.21%)
   Net expenses* ........................ 2.05%      2.02%      1.98%      1.90%
   Gross expenses* ...................... 2.20%      2.02%      2.09%      2.38%
  Portfolio turnover rate ...............   36%       101%        35%        17%
---------------------------------------------------------------------------------




---------------------------------------------------------------------
                                           CLASS C (LEVEL LOAD)
---------------------------------------------------------------------
                                       9/30/02(b) 9/30/01(b) 9/30/00(b)
---------------------------------------------------------------------
INCEPTION DATE                               --         --    9/30/99
Net asset value, beginning of period .... $9.75     $10.44      $9.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .......... (0.06)     (0.05)     (0.02)
  Net realized and unrealized
    gains (losses) on investments ....... (0.89)     (0.58)      0.77
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................. (0.95)     (0.63)      0.75
---------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................    --         --       0.08
  Net realized gains ....................  0.15       0.06         --
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................  0.15       0.06       0.08
---------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .........  $8.65      $9.75     $10.44
---------------------------------------------------------------------

TOTAL RETURN (a) .......................(10.01%)    (6.08%)     7.69%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ......................   $527       $804       $590
  Ratios to average net assets:
   Net investment income (loss)* ....... (0.57%)    (0.50%)    (0.23%)
   Net expenses* .......................  2.03%      2.02%      1.99%
   Gross expenses* .....................  2.14%      2.02%      2.09%
  Portfolio turnover rate ..............    36%       101%        35%
---------------------------------------------------------------------





--------------------------------------------------------------------------------
                                                      CLASS Y(D)
--------------------------------------------------------------------------------
                                       9/30/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b,i)
--------------------------------------------------------------------------------
INCEPTION DATE                               --         --         --   12/31/98
Net asset value, beginning of period .... $9.99     $10.61      $9.84     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .................  0.04       0.06       0.08       0.06
  Net realized and unrealized
    gains (losses) on investments ....... (0.91)     (0.60)      0.78      (0.22)
--------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................. (0.87)     (0.54)      0.86      (0.16)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................  0.08       0.02       0.09         --
  Net realized gains ....................  0.15       0.06         --         --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................  0.23       0.08       0.09         --
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......... $8.89      $9.99     $10.61      $9.84
--------------------------------------------------------------------------------

TOTAL RETURN (a) ........................(9.08%)    (5.15%)     8.72%     (1.60%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................$9,476    $10,421    $10,990    $10,103
  Ratios to average net assets:
   Net investment income* ...............  0.42%     0.50%      0.81%      0.79%
   Net expenses* ........................  1.05%     1.02%      0.97%      0.90%
   Gross expenses* ......................  1.19%     1.02%      1.09%      1.36%
  Portfolio turnover rate ...............   36%       101%        35%        17%
--------------------------------------------------------------------------------


----------------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE SMALL-CAP VALUE EQUITY FUND
---------------------------------------------------------------------------------------------------------
                                                                         CLASS A
---------------------------------------------------------------------------------------------------------
                                               9/30/02(b)      9/30/01(b)     9/30/00(b)     9/30/99(b,c)
---------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --              --              --         9/30/98
Net asset value, beginning of period ........   $13.74          $13.60          $12.16          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..............    (0.01)           0.05          0.00(g)          (0.02)
  Net realized and unrealized
    gains on investments ....................    (0.11)           0.56            3.10            2.24
---------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS .....................    (0.12)           0.61            3.10            2.22
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................     0.05              --              --            0.03
  Net realized gains ........................     2.08            0.47            1.66            0.03
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................     2.13            0.47            1.66            0.06
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............   $11.49          $13.74          $13.60          $12.16
---------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................   (2.92%)          4.70%          27.80%          22.28%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..  $44,547         $32,918         $29,228         $14,561
  Ratios to average net assets:
   Net investment income (loss)* ............   (0.05%)          0.36%           0.02%          (0.15%)
   Net expenses* ............................    1.15%           1.12%           1.10%           1.15%
   Gross expenses* ..........................    1.17%           1.17%           1.11%           1.41%
  Portfolio turnover rate ...................     138%            146%            219%            182%
---------------------------------------------------------------------------------------------------------



GE SMALL-CAP VALUE EQUITY FUND
-------------------------------------------------------------------------------------------------------
                                                                       CLASS B
-------------------------------------------------------------------------------------------------------
                                               9/30/02(b)     9/30/01(b)  9/30/00(b)    9/30/99(b)
-------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --             --           --       9/30/98
Net asset value, beginning of period .......    $13.44        $13.41        $12.09        $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............     (0.10)        (0.05)        (0.10)        (0.06)
  Net realized and unrealized
    gains on investments ...................     (0.10)         0.55          3.08          2.19
-------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ....................     (0.20)         0.50          2.98          2.13
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................        --            --            --          0.01
  Net realized gains .......................      2.08          0.47          1.66          0.03
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................      2.08          0.47          1.66          0.04
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .............    $11.16        $13.44        $13.41        $12.09
-------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ...........................    (3.58%)        4.00%        26.77%        21.37%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .   $15,984       $13,320       $11,853        $8,505
  Ratios to average net assets:
   Net investment income (loss)* ...........    (0.80%)       (0.40%)       (0.75%)       (0.56%)
   Net expenses* ...........................     1.90%         1.88%         1.85%         1.90%
   Gross expenses* .........................     1.92%         1.92%         1.86%         2.19%
  Portfolio turnover rate ..................      138%          146%          219%          182%
-------------------------------------------------------------------------------------------------------



GE SMALL-CAP VALUE EQUITY FUND
---------------------------------------------------------------------------------------
                                                         CLASS C (LEVEL LOAD)
---------------------------------------------------------------------------------------
                                               9/30/02(b)       9/30/01(b)    9/30/00(b)
---------------------------------------------------------------------------------------
INCEPTION DATE                                      --              --        9/30/99
Net asset value, beginning of period .......    $13.44          $13.41         $12.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............     (0.10)          (0.06)         (0.10)
  Net realized and unrealized
    gains on investments ...................     (0.09)           0.56           3.08
---------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ....................     (0.19)           0.50           2.98
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................      0.03              --             --
  Net realized gains .......................      2.08            0.47           1.66
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................      2.11            0.47           1.66
---------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .............    $11.14          $13.44         $13.41
---------------------------------------------------------------------------------------

TOTAL RETURN (A) ...........................     (3.63%)          4.00%        26.77%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .    $5,002            $455           $159
  Ratios to average net assets:
   Net investment income (loss)* ...........     (0.79%)         (0.45%)       (0.76%)
   Net expenses* ...........................      1.90%           1.88%         1.85%
   Gross expenses* .........................      1.97%           1.94%         1.86%
  Portfolio turnover rate ..................       138%            146%          219%
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                                                   CLASS Y(D)
---------------------------------------------------------------------------------------------------
                                              9/30/02(b)      9/30/01(b)   9/30/00(b)   9/30/99(b)
---------------------------------------------------------------------------------------------------

INCEPTION DATE                                      --              --           --      9/30/98
Net asset value, beginning of period .......    $13.85          $13.66       $12.18       $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ....................      0.03            0.09         0.05         0.05
  Net realized and unrealized
    gains on investments ...................     (0.12)           0.57         3.09         2.19
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ....................     (0.09)           0.66         3.14         2.24
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................      0.09              --           --         0.03
  Net realized gains .......................      2.08            0.47         1.66         0.03
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................      2.17            0.47         1.66         0.06
---------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .............    $11.59          $13.85       $13.66       $12.18
---------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ...........................    (2.71%)          5.06%       28.11%       22.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .    $8,759          $5,892      $10,934         $293
  Ratios to average net assets:
   Net investment income* ..................     0.22%           0.65%        0.35%        0.41%
   Net expenses* ...........................     0.90%           0.87%        0.83%        0.90%
   Gross expenses* .........................     0.94%           0.91%        0.83%        1.17%
  Portfolio turnover rate ..................      138%            146%          219%        182%
---------------------------------------------------------------------------------------------------



-------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------



GE S&P 500 INDEX FUND
-------------------------------------------------------------------------------------
                                                              CLASS A
-------------------------------------------------------------------------------------
                                              9/30/02(b)       9/30/01      9/30/00(f)
-------------------------------------------------------------------------------------
INCEPTION DATE                                     --              --       4/28/00
Net asset value, beginning of period ........   $7.21           $9.94        $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................    0.07            0.08          0.04
  Net realized and unrealized
    gains (losses) on investments ...........   (1.55)          (2.74)        (0.10)
-------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS  (1.48)          (2.66)        (0.06)
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................    0.08            0.07            --
  Net realized gains ........................      --              --            --
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.08            0.07            --
-------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............   $5.65           $7.21         $9.94
-------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................ (20.88%)        (26.95%)       (0.60%)
-------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .. $23,519         $24,695       $28,534
  Ratios to average net assets:
   Net investment income* ...................   1.07%           0.99%         1.13%
   Net expenses* ............................   0.45%           0.45%         0.45%
   Gross expenses* ..........................   0.50%           0.50%         1.06%
  Portfolio turnover rate ...................      9%              5%            6%
-------------------------------------------------------------------------------------



-------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------



GE GLOBAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
                                                                             CLASS A
-------------------------------------------------------------------------------------------------------------------
                                              9/30/02(b)     9/30/01(b)     9/30/00(b)     9/30/99(b,c) 9/30/98(b)
-------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                     --              --            --              --       1/5/93
Net asset value, beginning of period ........  $16.58          $27.18        $25.86          $19.72       $24.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..............    0.05            0.08          0.03            0.06         0.05
  Net realized and unrealized
   gains (losses) on investments ............   (3.16)          (6.26)         3.61            7.05        (2.65)
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................   (3.11)          (6.18)         3.64            7.11        (2.60)
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................    0.06              --            --              --         0.02
  Net realized gains ........................    0.02            4.42          2.32            0.97         2.47
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.08            4.42          2.32            0.97         2.49
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............  $13.39          $16.58        $27.18          $25.86       $19.72
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................ (18.89%)        (26.69%)       14.45%          36.89%      (10.86%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................... $25,641         $42,200       $49,784         $39,245      $28,412
  Ratios to average net assets:
   Net investment income (loss)* ............   0.30%           0.39%         0.11%           0.23%        0.22%
   Net expenses* ............................   1.27%           1.34%         1.31%           1.35%        1.34%
   Gross expenses* ..........................   1.27%           1.35%         1.31%           1.37%        1.35%
  Portfolio turnover rate ...................     51%             62%           77%             64%          71%
-------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
                                                                           CLASS B
---------------------------------------------------------------------------------------------------------------------
                                                9/30/02(b)  9/30/01(b)    9/30/00(b)       9/30/99(b)       9/30/98(b)
---------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                       --            --            --              --         12/22/93
Net asset value, beginning of period ........    $15.52        $25.90        $24.92           $19.17          $24.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..............     (0.07)        (0.08)        (0.16)           (0.12)          (0.11)
  Net realized and unrealized
   gains (losses) on investments ............     (2.95)        (5.88)         3.46             6.84           (2.57)
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................     (3.02)        (5.96)         3.30             6.72           (2.68)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                              --            --            --              --               --
  Net realized gains ........................      0.02          4.42          2.32             0.97            2.47
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................      0.02          4.42          2.32             0.97            2.47
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............    $12.48        $15.52        $25.90           $24.92          $19.17
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................   (19.48%)      (27.24%)       13.56%           35.85%         (11.44%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................      $906        $1,327        $2,384           $1,477            $989
  Ratios to average net assets:
   Net investment income (loss)* ............    (0.46%)       (0.42%)       (0.60%)          (0.51%)         (0.48%)
   Net expenses* ............................     2.03%         2.09%         2.06%            2.10%           2.10%
   Gross expenses* ..........................     2.03%         2.10%         2.06%            2.12%           2.45%
  Portfolio turnover rate ...................       51%           62%           77%              64%             71%
---------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
                                                           CLASS C
                                                         (LEVEL LOAD)
--------------------------------------------------------------------------------------
                                             9/30/02(b)     9/30/01(b)     9/30/00(b)
--------------------------------------------------------------------------------------
INCEPTION DATE                                    --              --        9/30/99
Net asset value, beginning of period ........  $15.51          $25.90        $24.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..............   (0.06)          (0.07)        (0.13)
  Net realized and unrealized
   gains (losses) on investments ............   (2.96)          (5.90)         3.43
--------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................   (3.02)          (5.97)         3.30
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................      --              --            --
  Net realized gains ........................    0.02            4.42          2.32
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.02            4.42          2.32
--------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............  $12.47          $15.51        $25.90
--------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................ (19.50%)        (27.27%)       13.56%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................    $293            $279          $180
  Ratios to average net assets:
   Net investment income (loss)* ............  (0.39%)         (0.36%)       (0.49%)
   Net expenses* ............................   2.02%           2.09%         2.05%
   Gross expenses* ..........................   2.02%           2.10%         2.05%
  Portfolio turnover rate ...................     51%             62%           77%
--------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------
                                                                           CLASS Y(D)
---------------------------------------------------------------------------------------------------------------
                                                  9/30/02(b)  9/30/01(b)     9/30/00(b)    9/30/99(b)  9/30/98(b)
---------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                         --           --            --            --      11/29/93
Net asset value, beginning of period ........      $16.66       $27.22        $25.84        $19.72        $24.83
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..............        0.09         0.10          0.11          0.12          0.09
  Net realized and unrealized
   gains (losses) on investments ............       (3.16)       (6.24)         3.59          7.04         (2.63)
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................       (3.07)       (6.14)         3.70          7.16         (2.54)
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................        0.12        --            --             0.07          0.10
  Net realized gains ........................        0.02         4.42          2.32          0.97          2.47
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................        0.14         4.42          2.32          1.04          2.57
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..............      $13.45       $16.66        $27.22        $25.84        $19.72
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................     (18.65%)     (26.50%)       14.75%        37.20%       (10.59%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................     $10,516      $13,068       $30,956       $23,086       $15,039
  Ratios to average net assets:
   Net investment income (loss)* ............       0.56%        0.48%         0.38%         0.50%         0.37%
   Net expenses* ............................       1.02%        1.09%         1.06%         1.10%         1.07%
   Gross expenses* ..........................       1.02%        1.10%         1.06%         1.12%         1.07%
  Portfolio turnover rate ...................         51%          62%           77%           64%           71%
----------------------------------------------------------------------------------------------------------------





-------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------



GE INTERNATIONAL EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
                                                                            CLASS A
---------------------------------------------------------------------------------------------------------------------
                                             9/30/02(b)     9/30/01(b)     9/30/00(b)     9/30/99(b,c)  9/30/98(b)
---------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --              --            --              --        3/2/94
Net asset value, beginning of period ........  $11.87          $19.24        $18.33          $15.11       $20.36
  $20.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..............    0.06            0.11          0.07            0.05         0.09
  Net realized and unrealized
   gains (losses) on investments ............   (2.44)          (5.64)         1.83            3.74        (1.60)
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................   (2.38)          (5.53)         1.90            3.79        (1.51)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................    0.08              --            --              --           --
  Net realized gains                               --            1.84          0.99            0.57         3.74
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.08            1.84          0.99            0.57         3.74
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............   $9.41          $11.87        $19.24          $18.33       $15.11
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................ (20.28%)        (31.34%)       10.50%          25.48%       (8.71%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................... $19,773         $33,328       $40,282         $32,938       $6,114
  Ratios to average net assets:
   Net investment income (loss)* ............   0.50%           0.71%         0.33%           0.29%        0.50%
   Net expenses* ............................   1.35%           1.34%         1.33%           1.35%        1.35%
   Gross expenses* ..........................   1.38%           1.34%         1.33%           1.39%        1.42%
  Portfolio turnover rate ...................     53%             68%           76%             51%          93%
---------------------------------------------------------------------------------------------------------------------





GE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS B
--------------------------------------------------------------------------------------------------------------------------
                                                 9/30/02(b)   9/30/01(b)    9/30/00(b)       9/30/99(b)       9/30/98(b)
--------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                        --            --            --               --          3/2/94
Net asset value, beginning of period ........     $11.18        $18.36        $17.66           $14.68          $20.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..............      (0.03)        (0.02)        (0.08)           (0.07)          (0.05)
  Net realized and unrealized
   gains (losses) on investments ............      (2.29)        (5.32)         1.77             3.62           (1.55)
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................      (2.32)        (5.34)         1.69             3.55           (1.60)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................         --            --            --              --               --
  Net realized gains ........................         --          1.84          0.99             0.57            3.74
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................         --          1.84          0.99             0.57            3.74
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............      $8.86        $11.18        $18.36           $17.66          $14.68
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................    (20.84%)      (31.92%)        9.68%           24.56%          (9.39%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................       $784        $1,166        $1,828           $1,488            $948
  Ratios to average net assets:
   Net investment income (loss)* ............     (0.24%)       (0.13%)       (0.39%)          (0.40%)         (0.26%)
   Net expenses* ............................      2.10%         2.09%         2.08%            2.10%           2.10%
   Gross expenses* ..........................      2.14%         2.09%         2.08%            2.14%           2.59%
  Portfolio turnover rate ...................        53%           68%           76%              51%             93%
--------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------
                                                             CLASS C
                                                           (LEVEL LOAD)
---------------------------------------------------------------------------------------
                                             9/30/02(b)      9/30/01(b)    9/30/00(b)
---------------------------------------------------------------------------------------
INCEPTION DATE                                     --              --       9/30/99
Net asset value, beginning of period ........  $11.18          $18.37        $17.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..............   (0.01)          (0.01)        (0.06)
  Net realized and unrealized
   gains (losses) on investments ............   (2.32)          (5.34)         1.76
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................   (2.33)          (5.35)         1.70
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................      --              --            --
  Net realized gains ........................      --            1.84          0.99
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................      --            1.84          0.99
---------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............   $8.85          $11.18        $18.37
---------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................ (20.91%)        (31.86%)        9.68%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................    $394            $246          $283
  Ratios to average net assets:
   Net investment income (loss)* ............  (0.12%)         (0.06%)       (0.29%)
   Net expenses* ............................   2.10%           2.09%         2.07%
   Gross expenses* ..........................   2.15%           2.09%         2.07%
  Portfolio turnover rate ...................     53%             68%           76%
---------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------
                                                                        CLASS Y(D)
-------------------------------------------------------------------------------------------------------------------
                                              9/30/02(b)   9/30/01(b)    9/30/00(b)   9/30/99(b)      9/30/98(b)
-------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --           --            --            --        3/2/94
Net asset value, beginning of period ........   $12.02       $19.42        $18.44        $15.18        $20.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..............     0.09         0.16          0.16          0.11          0.01
  Net realized and unrealized
   gains (losses) on investments ............    (2.46)       (5.72)         1.81          3.73         (1.46)
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................    (2.37)       (5.56)         1.97          3.84         (1.45)
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................     0.12           --            --          0.01          0.06
  Net realized gains ........................       --         1.84          0.99          0.57          3.74
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................     0.12         1.84          0.99          0.58          3.80
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............    $9.53       $12.02        $19.42        $18.44        $15.18
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................  (20.05%)     (31.22%)       10.77%        25.72%        (8.34%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................  $24,997      $31,781       $38,241       $21,952       $15,367
  Ratios to average net assets:
   Net investment income (loss)* ............    0.75%        1.03%         0.75%         0.60%         0.08%
   Net expenses* ............................    1.10%        1.09%         1.08%         1.10%         1.04%
   Gross expenses* ..........................    1.14%        1.09%         1.08%         1.14%         1.06%
  Portfolio turnover rate ...................      53%          68%           76%           51%           93%
-------------------------------------------------------------------------------------------------------------------



-------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------

GE EUROPE EQUITY FUND
--------------------------------------------------------------------------------------------------------
                                                                      CLASS A
--------------------------------------------------------------------------------------------------------
                                              9/30/02(b)     9/30/01(b)    9/30/00(b)    9/30/99(b,c,j)
--------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --              --            --         1/29/99
Net asset value, beginning of period .........  $7.48          $12.63         $9.93          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............   0.03            0.03          0.05            0.06
  Net realized and unrealized
    gains (losses) on investments ............  (1.46)          (3.49)         2.72           (0.13)
--------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ......................  (1.43)          (3.46)         2.77           (0.07)
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ......................   0.03              --          0.07              --
  Net realized gains .........................     --            1.69            --              --
--------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................   0.03            1.69          0.07              --
--------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...............  $6.02           $7.48        $12.63           $9.93
--------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .............................(19.24%)        (31.35%)       27.95%          (0.70%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ... $1,598          $2,088        $2,989            $669
  Ratios to average net assets:
   Net investment income (loss)* .............  0.38%           0.28%         0.39%           0.88%
   Net expenses* .............................  1.60%           1.56%         1.47%           1.45%
   Gross expenses* ...........................  1.78%           1.67%         1.53%           1.91%
  Portfolio turnover rate ....................    65%             61%           89%             47%
--------------------------------------------------------------------------------------------------------




GE EUROPE EQUITY FUND
---------------------------------------------------------------------------------------------------
                                                                    CLASS B
---------------------------------------------------------------------------------------------------
                                              9/30/02(b)    9/30/01(b)   9/30/00(b)   9/30/99(b,j)
---------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --            --            --       1/29/99
Net asset value, beginning of period ........   $7.36        $12.53         $9.88        $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..............   (0.04)        (0.05)        (0.05)         0.02
  Net realized and unrealized
    gains (losses) on investments ...........   (1.42)        (3.43)         2.72         (0.14)
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................   (1.46)        (3.48)         2.67         (0.12)
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................      --            --          0.02            --
  Net realized gains ........................      --          1.69            --            --
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................      --          1.69          0.02            --
---------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............   $5.90         $7.36        $12.53         $9.88
---------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................ (19.84%)      (31.81%)       27.01%        (1.20%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..    $200          $247          $350          $144
  Ratios to average net assets:
   Net investment income (loss)* ............  (0.54%)       (0.46%)       (0.38%)        0.24%
   Net expenses* ............................   2.35%         2.31%         2.21%         2.20%
   Gross expenses* ..........................   2.54%         2.42%         2.28%         2.69%
  Portfolio turnover rate ...................     65%           61%           89%           47%
---------------------------------------------------------------------------------------------------



GE EUROPE EQUITY FUND
--------------------------------------------------------------------------------------------------
                                                              CLASS C (LEVEL LOAD)
--------------------------------------------------------------------------------------------------
                                                  9/30/02(b)       9/30/01(b)    9/30/00(b)
--------------------------------------------------------------------------------------------------
INCEPTION DATE                                          --               --       9/30/99
Net asset value, beginning of period ........        $7.29           $12.48         $9.88
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..............        (0.02)           (0.08)        (0.04)
  Net realized and unrealized
    gains (losses) on investments ...........        (1.41)           (3.42)         2.70
--------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................        (1.43)           (3.50)         2.66
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................           --               --          0.06
  Net realized gains ........................           --             1.69            --
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................           --             1.69          0.06
--------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............        $5.86            $7.29        $12.48
--------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................      (19.62%)         (32.12%)       27.04%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..          $61              $77          $176
  Ratios to average net assets:
   Net investment income (loss)* ............       (0.29%)          (0.77%)       (0.34%)
   Net expenses* ............................        2.33%            2.30%         2.22%
   Gross expenses* ..........................        2.48%            2.38%         2.28%
  Portfolio turnover rate ...................          65%              61%           89%
--------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                      CLASS Y(D)
--------------------------------------------------------------------------------------------------------
                                              9/30/02(b)     9/30/01(b)     9/30/00(b)     9/30/99(b,j)
--------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --              --            --         1/29/99
Net asset value, beginning of period ........   $7.53          $12.67         $9.94          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..............    0.04            0.06          0.06            0.09
  Net realized and unrealized
    gains (losses) on investments ...........   (1.46)          (3.51)         2.75           (0.15)
--------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................   (1.42)          (3.45)         2.81           (0.06)
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................    0.06              --          0.08              --
  Net realized gains ........................      --            1.69            --              --
--------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.06            1.69          0.08              --
--------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............   $6.05           $7.53        $12.67           $9.94
--------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................ (19.08%)        (31.14%)       28.39%          (0.60%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..  $7,226          $8,928       $12,970         $10,051
  Ratios to average net assets:
   Net investment income* ...................   0.48%           0.55%         0.48%           1.36%
   Net expenses* ............................   1.35%           1.31%         1.20%           1.20%
   Gross expenses* ..........................   1.53%           1.42%         1.29%           1.71%
  Portfolio turnover rate ...................     65%             61%           89%             47%
--------------------------------------------------------------------------------------------------------






-----------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
                                                                             CLASS A
--------------------------------------------------------------------------------------------------------------------
                                              9/30/02(b)     9/30/01(b)     9/30/00(b)     9/30/99(b,c) 9/30/98(b)
--------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --              --            --              --     12/31/96
Net asset value, beginning of period ........  $22.63          $31.38        $27.50          $20.44       $18.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..............   (0.08)          (0.09)        (0.07)          (0.08)        0.03
  Net realized and unrealized
    gains (losses) on investments ...........   (3.32)          (7.06)         5.10            7.83         2.38
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................   (3.40)          (7.15)         5.03            7.75         2.41
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................      --              --            --            0.03         0.03
  Net realized gains ........................    0.73            1.60          1.15            0.66         0.29
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.73            1.60          1.15            0.69         0.32
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............  $18.50          $22.63        $31.38          $27.50       $20.44
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................ (15.97%)        (23.94%)       18.61%          38.54%       13.35%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..$127,446        $104,215      $128,255         $67,311      $15,044
  Ratios to average net assets:
   Net investment income (loss)* ............  (0.36%)         (0.32%)       (0.24%)         (0.29%)       0.17%
   Net expenses* ............................   1.05%           1.08%         1.01%           1.10%        1.12%
   Gross expenses* ..........................   1.05%           1.10%         1.01%           1.10%        1.16%
  Portfolio turnover rate ...................     19%             20%           22%             26%          35%
--------------------------------------------------------------------------------------------------------------------








GE PREMIER GROWTH EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                             CLASS B
-------------------------------------------------------------------------------------------------------------------------
                                               9/30/02(b)    9/30/01(b)    9/30/00(b)       9/30/99(b)       9/30/98(b)
-------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                       --            --            --               --         12/31/96
Net asset value, beginning of period ..........  $21.84        $30.55        $27.00           $20.20           $18.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ................   (0.26)        (0.29)        (0.30)           (0.27)           (0.12)
  Net realized and unrealized
    gains (losses) on investments .............   (3.15)        (6.82)         5.00             7.73             2.36
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .......................   (3.41)        (7.11)         4.70             7.46             2.24
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .......................      --            --            --               --               --
  Net realized gains ..........................    0.73          1.60          1.15             0.66             0.29
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................    0.73          1.60          1.15             0.66             0.29
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ................  $17.70        $21.84        $30.55           $27.00           $20.20
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .............................. (16.61%)      (24.48%)       17.70%           37.53%           12.47%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .... $25,900       $32,761       $41,795          $15,501           $2,076
  Ratios to average net assets:
   Net investment income (loss)* ..............  (1.13%)       (1.07%)       (0.98%)          (1.03%)          (0.62%)
   Net expenses* ..............................   1.81%         1.83%         1.75%            1.84%            1.90%
   Gross expenses* ............................   1.81%         1.85%         1.75%            1.84%            2.27%
  Portfolio turnover rate .....................     19%           20%           22%              26%              35%
-------------------------------------------------------------------------------------------------------------------------







-----------------------------------------------------------------------------------------
                                                       CLASS C (LEVEL LOAD)
-----------------------------------------------------------------------------------------
                                              9/30/02(b)     9/30/01(b)     9/30/00(b)
-----------------------------------------------------------------------------------------
INCEPTION DATE                                     --              --       9/30/99
Net asset value, beginning of period ........  $21.84          $30.55        $27.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..............   (0.23)          (0.29)        (0.31)
  Net realized and unrealized
      gains (losses) on investments .........   (3.19)          (6.82)         5.01
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................   (3.42)          (7.11)         4.70
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................      --              --            --
  Net realized gains ........................    0.73            1.60          1.15
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.73            1.60          1.15
-----------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............  $17.69          $21.84        $30.55
-----------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................ (16.66%)        (24.48%)       17.66%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .. $14,003          $3,933        $3,134
  Ratios to average net assets:
   Net investment income (loss)* ............  (1.04%)         (1.08%)       (0.98%)
   Net expenses* ............................   1.77%           1.84%         1.75%
   Gross expenses* ..........................   1.77%           1.87%         1.75%
  Portfolio turnover rate ...................     19%             20%           22%
-----------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------
                                                                          CLASS Y(D)
-----------------------------------------------------------------------------------------------------------------
                                              9/30/02(b)  9/30/01(b)      9/30/00(b)  9/30/99(b)    9/30/98(b)
-----------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --           --            --            --         12/31/96
Net asset value, beginning of period ......... $22.84       $31.58        $27.60        $20.50        $18.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............  (0.03)       (0.02)         0.00(g)      (0.01)         0.09
  Net realized and unrealized
      gains (losses) on investments ..........  (3.36)       (7.12)         5.13          7.84          2.37
-----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ......................  (3.39)       (7.14)         5.13          7.83          2.46
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ......................     --           --            --          0.07          0.05
  Net realized gains .........................   0.73         1.60          1.15          0.66          0.29
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................   0.73         1.60          1.15          0.73          0.34
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ............... $18.72       $22.84        $31.58        $27.60        $20.50
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .............................(15.78%)     (23.75%)       18.87%        38.92%        13.65%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...$47,446      $47,064       $33,089       $20,704        $7,580
  Ratios to average net assets:
   Net investment income (loss)* ............. (0.11%)      (0.09%)        0.01%        (0.03%)        0.47%
   Net expenses* .............................  0.80%        0.84%         0.76%         0.85%         0.88%
   Gross expenses* ...........................  0.80%        0.87%         0.76%         0.85%         0.89%
  Portfolio turnover rate ....................    19%          20%           22%           26%           35%
-----------------------------------------------------------------------------------------------------------------




---------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE PREMIER RESEARCH EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS A                                     CLASS B
----------------------------------------------------------------------------------------------------------------------------------
                                             9/30/02(b)      9/30/01(b)    9/30/00(b,f)     9/30/02(b)   9/30/01(b)  9/30/00(b,f)
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --              --       4/28/00              --           --       4/28/00
Net asset value, beginning of period .........  $7.32           $9.90        $10.00           $7.25        $9.87        $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............   0.01           (0.00)(g)      0.00(g)        (0.04)       (0.07)        (0.04)
  Net realized and unrealized
    gains (losses) on investments ............  (1.46)          (2.46)        (0.10)          (1.44)       (2.44)        (0.09)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ......................  (1.45)          (2.46)        (0.10)          (1.48)       (2.51)        (0.13)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ......................     --            0.01            --              --           --            --
  Net realized gains .........................     --            0.11            --              --         0.11            --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................     --            0.12            --              --         0.11            --
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...............  $5.87           $7.32         $9.90           $5.77        $7.25         $9.87
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .............................(19.81%)        (25.11%)       (1.00%)        (20.41%)     (25.65%)       (1.30%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ... $7,850          $9,905       $12,415            $251         $345          $255
  Ratios to average net assets: ..............
   Net investment income (loss)* .............  0.19%          (0.05%)        0.03%          (0.56%)      (0.82%)       (0.81%)
   Net expenses* .............................  1.20%           1.20%         1.20%           1.95%        1.96%         1.95%
   Gross expenses* ...........................  1.46%           1.29%         2.33%           2.21%        1.96%         3.06%
  Portfolio turnover rate ....................    96%            127%           39%             96%         127%           39%
----------------------------------------------------------------------------------------------------------------------------------






GE PREMIER RESEARCH EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                      CLASS C (LEVEL LOAD)                                 CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                             9/30/02(b)    9/30/01(b)      9/30/00(b,f)      9/30/02(b)    9/30/01(b)   9/30/00(b,f)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --            --          4/28/00               --            --        4/28/00
Net asset value, beginning of period .......   $7.25         $9.87           $10.00            $7.33         $9.91         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............   (0.04)        (0.07)           (0.03)            0.03          0.02           0.01
  Net realized and unrealized
    gains (losses) on investments ..........   (1.44)        (2.44)           (0.10)           (1.46)        (2.47)         (0.10)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ....................   (1.48)        (2.51)           (0.13)           (1.43)        (2.45)         (0.09)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................      --            --               --               --          0.02             --
  Net realized gains .......................      --          0.11               --               --          0.11             --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................      --          0.11               --               --          0.13             --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .............   $5.77         $7.25            $9.87            $5.90         $7.33          $9.91
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ........................... (20.41%)      (25.65%)          (1.30%)         (19.51%)      (24.97%)        (0.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .    $103          $100             $119              $60           $74            $99
  Ratios to average net assets:
   Net investment income (loss)* ...........  (0.56%)       (0.80%)          (0.71%)           0.44%         0.21%          0.31%
   Net expenses* ...........................   1.95%         1.95%            1.95%            0.95%         0.95%          0.95%
   Gross expenses* .........................   2.25%         2.04%            3.08%            1.21%         1.05%          2.09%
  Portfolio turnover rate ..................     96%          127%              39%              96%          127%            39%
------------------------------------------------------------------------------------------------------------------------------------


----------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------




GE PREMIER INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS A                                     CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                              9/30/02(b)     9/30/01(b)    9/30/00(b,f)     9/30/02(b)  9/30/01(b)    9/30/00(b,f)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --              --       4/28/00              --           --       4/28/00
Net asset value, beginning of period .........  $5.84           $8.70        $10.00           $5.81        $8.67        $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............   0.04            0.06          0.05           (0.01)       (0.00)(g)      0.02
  Net realized and unrealized
    gains (losses) on investments ............  (1.47)          (2.83)        (1.35)          (1.47)       (2.80)        (1.35)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ......................  (1.43)          (2.77)        (1.30)          (1.48)       (2.80)        (1.33)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ......................   0.06            0.09            --              --         0.06            --
  Net realized gains                               --              --            --              --           --            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................   0.06            0.09            --              --         0.06            --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...............  $4.35           $5.84         $8.70           $4.33        $5.81         $8.67
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .............................(24.79%)        (32.10%)      (13.00%)        (25.47%)     (32.52%)      (13.30%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ... $5,439          $7,151       $10,339             $91         $109          $225
  Ratios to average net assets:
   Net investment income (loss)* .............  0.62%           0.77%         1.26%          (0.19%)      (0.04%)        0.38%
   Net expenses* .............................  1.30%           1.30%         1.30%           2.05%        2.05%         2.05%
   Gross expenses* ...........................  1.70%           1.43%         2.56%           2.54%        2.22%         3.29%
  Portfolio turnover rate ....................    66%             58%           27%             66%          58%           27%
------------------------------------------------------------------------------------------------------------------------------------





GE PREMIER INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                    CLASS C (LEVEL LOAD)                                  CLASS Y
-----------------------------------------------------------------------------------------------------------------------------------
                                            9/30/02(b)    9/30/01(b)      9/30/00(b,f)      9/30/02(b)    9/30/01(b)    9/30/00(b,f)
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --            --          4/28/00               --            --        4/28/00
Net asset value, beginning of period ......... $5.81         $8.67           $10.00            $5.86         $8.71         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ............... (0.01)        (0.00)(g)         0.02             0.05          0.08           0.06
  Net realized and unrealized
    gains (losses) on investments ............ (1.46)        (2.81)           (1.35)           (1.47)        (2.82)         (1.35)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................... (1.47)        (2.81)           (1.33)           (1.42)        (2.74)         (1.29)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ......................  0.02          0.05               --             0.08          0.11             --
  Net realized gains .........................    --            --               --               --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................  0.02          0.05               --             0.08          0.11             --
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ............... $4.32         $5.81            $8.67            $4.36         $5.86          $8.71
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ..........................  (25.45%)      (32.55%)         (13.30%)         (24.66%)      (31.84%)        (12.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..    $63           $79              $87              $45           $59            $87
  Ratios to average net assets:
   Net investment income (loss)* ............ (0.12%)       (0.01%)           0.54%            0.87%         1.02%          1.54%
   Net expenses* ............................  2.05%         2.08%            2.05%            1.05%         1.05%          1.05%
   Gross expenses* ..........................  2.47%         2.08%            3.31%            1.45%         1.18%          2.31%
  Portfolio turnover rate ...................    66%           58%              27%              66%           58%            27%
-----------------------------------------------------------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE PREMIER VALUE EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS A                                     CLASS B
----------------------------------------------------------------------------------------------------------------------------------
                                              9/30/02(b)     9/30/01(b)    9/30/00(b,f)     9/30/02(b)   9/30/01(b)  9/30/00(b,f)
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --              --       4/28/00              --          --        4/28/00
Net asset value, beginning of period ........   $9.90          $11.08        $10.00           $9.82       $11.05        $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................    0.12            0.10          0.05            0.05         0.02          0.02
  Net realized and unrealized
    gains (losses) on investments ...........   (2.18)          (1.08)         1.03           (2.15)       (1.08)         1.03
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................   (2.06)          (0.98)         1.08           (2.10)       (1.06)         1.05
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................    0.07            0.09            --            0.02         0.06            --
  Net realized gains                             0.02            0.11            --            0.02         0.11            --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.09            0.20            --            0.04         0.17            --
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............   $7.75           $9.90        $11.08           $7.68        $9.82        $11.05
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................ (20.95%)         (9.13%)       10.80%         (21.47%)      (9.80%)       10.50%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .. $12,488         $14,694       $12,978            $496         $662          $227
  Ratios to average net assets:
   Net investment income* ...................   1.25%           0.93%         1.25%           0.49%        0.14%         0.46%
   Net expenses* ............................   1.10%           1.10%         1.10%           1.85%        1.88%         1.85%
   Gross expenses* ..........................   1.24%           1.14%         2.28%           1.98%        1.88%         3.01%
  Portfolio turnover rate ...................     60%             96%           34%             60%          96%           34%
----------------------------------------------------------------------------------------------------------------------------------





GE PREMIER VALUE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                        CLASS C (LEVEL LOAD)                              CLASS Y
-----------------------------------------------------------------------------------------------------------------------------------
                                               9/30/02(b)    9/30/01(b)      9/30/00(b,f)   9/30/02(b)   9/30/01(b)    9/30/00(b,f)
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..............................        --            --          4/28/00            --          --        4/28/00
Net asset value, beginning of period ........     $9.83        $11.05           $10.00         $9.92      $11.09         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................      0.05          0.02             0.02          0.15        0.13           0.07
  Net realized and unrealized
    gains (losses) on investments ...........     (2.15)        (1.09)            1.03         (2.18)      (1.09)          1.02
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................     (2.10)        (1.07)            1.05         (2.03)      (0.96)          1.09
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................      0.01          0.04               --          0.10        0.10             --
  Net realized gains ........................      0.02          0.11               --          0.02        0.11             --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................      0.03          0.15               --          0.12        0.21             --
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............     $7.70         $9.83           $11.05         $7.77       $9.92         $11.09
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................   (21.42%)       (9.90%)          10.50%       (20.71%)     (8.92%)        10.90%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..      $172          $160            $116            $80        $101           $111
  Ratios to average net assets:
   Net investment income* ...................     0.48%         0.16%            0.51%         1.50%       1.18%          1.52%
   Net expenses* ............................     1.85%         1.86%            1.85%         0.85%       0.84%          0.85%
   Gross expenses* ..........................     1.99%         1.86%            3.04%         0.99%       0.91%          2.04%
  Portfolio turnover rate ...................       60%           96%              34%           60%         96%            34%
-----------------------------------------------------------------------------------------------------------------------------------


-----------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------





                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE FIXED INCOME FUND
----------------------------------------------------------------------------------------------------------------------
                                                                             CLASS A
----------------------------------------------------------------------------------------------------------------------
                                             9/30/02(b)      9/30/01(b)     9/30/00(b)     9/30/99(b,c)  9/30/98(b)
----------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..............................      --              --            --              --       1/5/93
Net asset value, beginning of period ........  $12.41          $11.72        $11.76          $12.55       $12.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................    0.55            0.67          0.70            0.64         0.68
  Net realized and unrealized
   gains (losses) on investments ............    0.35            0.72         (0.03)          (0.79)        0.50
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................    0.90            1.39          0.67           (0.15)        1.18
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................    0.56            0.70          0.71            0.64         0.67
  Net realized gains ........................      --              --            --              --           --
  In excess of net investment income ........      --              --            --              --         0.02
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.56            0.70          0.71            0.64         0.69
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............  $12.75          $12.41        $11.72          $11.76       $12.55
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................   7.62%          12.12%         5.94%          (1.20%)      10.06%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..$143,442        $129,413      $100,745         $92,217      $49,736
  Ratios to average net assets:
   Net investment income* ...................   4.45%           5.54%         6.04%           5.27%        5.53%
   Net expenses* ............................   0.80%           0.80%         0.80%           0.80%        0.80%
   Gross expenses* ..........................   0.82%           0.81%         0.80%           0.83%        0.83%
  Portfolio turnover rate ...................    308%            270%          219%            246%         219%
----------------------------------------------------------------------------------------------------------------------




GE FIXED INCOME FUND
----------------------------------------------------------------------------------------------------------------------
                                                                            CLASS B
----------------------------------------------------------------------------------------------------------------------
                                               9/30/02(b)   9/30/01(b)    9/30/00(b)       9/30/99(b)       9/30/98(b)
----------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..............................       --            --            --               --        12/22/93
Net asset value, beginning of period ........   $12.41        $11.73        $11.77           $12.55          $12.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................     0.46          0.58          0.61             0.55            0.58
  Net realized and unrealized
   gains (losses) on investments ............     0.36          0.71         (0.03)           (0.78)           0.50
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................     0.82          1.29          0.58            (0.23)           1.08
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................     0.47          0.61          0.62             0.55            0.57
  Net realized gains ........................       --            --            --              --               --
  In excess of net investment income ........       --            --            --              --             0.02
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................     0.47          0.61          0.62             0.55            0.59
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............   $12.76        $12.41        $11.73           $11.77          $12.55
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................    6.73%        11.26%         5.15%           (1.85%)          9.24%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..   $3,242        $2,501        $2,042           $2,854          $1,855
  Ratios to average net assets:
   Net investment income* ...................    3.72%         4.78%         5.24%            4.54%           4.79%
   Net expenses* ............................    1.55%         1.55%         1.55%            1.55%           1.55%
   Gross expenses* ..........................    1.57%         1.56%         1.55%            1.58%           1.85%
  Portfolio turnover rate ...................     308%          270%          219%             246%            219%
----------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------
                                                             CLASS C
                                                           (LEVEL LOAD)
------------------------------------------------------------------------------------------
                                             9/30/02(b)      9/30/01(b)     9/30/00(b)
------------------------------------------------------------------------------------------
INCEPTION DATE ..............................      --              --       9/30/99
Net asset value, beginning of period ........  $12.41          $11.73        $11.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................    0.46            0.58          0.62
  Net realized and unrealized
   gains (losses) on investments ............    0.36            0.71         (0.04)
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................    0.82            1.29          0.58
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................    0.47            0.61          0.62
  Net realized gains ........................      --              --            --
  In excess of net investment income ........      --              --            --
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.47            0.61          0.62
------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............  $12.76          $12.41        $11.73
------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................   6.82%          11.28%         5.15%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................  $1,712            $305          $298
  Ratios to average net assets:
   Net investment income* ...................   3.64%           4.82%         5.40%
   Net expenses* ............................   1.54%           1.55%         1.55%
   Gross expenses* ..........................   1.58%           1.56%         1.55%
  Portfolio turnover rate ...................    308%            270%          219%
------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------
                                                                         CLASS Y(D)
---------------------------------------------------------------------------------------------------------------
                                              9/30/02(b)   9/30/01(b)      9/30/00(b)  9/30/99(b)    9/30/98(b)
---------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..............................       --           --            --            --      11/29/93
Net asset value, beginning of period ........   $12.40       $11.71        $11.76        $12.54        $12.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................     0.59         0.70          0.74          0.67          0.71
  Net realized and unrealized
   gains (losses) on investments ............     0.35         0.72         (0.05)        (0.78)         0.50
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................     0.94         1.42          0.69         (0.11)         1.21
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................     0.59         0.73          0.74          0.67          0.70
  Net realized gains ........................       --           --            --            --            --
  In excess of net investment income ........       --           --            --            --          0.02
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................     0.59         0.73          0.74          0.67          0.72
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............   $12.75       $12.40        $11.71        $11.76        $12.54
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................    7.81%       12.49%         6.11%        (0.87%)       10.33%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................  $86,653      $78,626       $59,259       $36,152       $30,067
  Ratios to average net assets:
   Net investment income* ...................    4.75%        5.77%         6.34%         5.51%         5.58%
   Net expenses* ............................    0.55%        0.55%         0.55%         0.55%         0.55%
   Gross expenses* ..........................    0.57%        0.56%         0.55%         0.58%         0.57%
  Portfolio turnover rate ...................     308%         270%          219%          246%          219%
---------------------------------------------------------------------------------------------------------------


-----------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------




GE GOVERNMENT SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------
                                                                              CLASS A
----------------------------------------------------------------------------------------------------------------------
                                              9/30/02(b)      9/30/01(b)     9/30/00(b)     9/30/99(b,c)  9/30/98(b)
----------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..............................      --              --            --              --       9/8/93
Net asset value, beginning of period ........   $8.54           $8.06         $8.14           $8.90        $8.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................    0.35            0.46          0.52            0.50         0.56
  Net realized and unrealized
   gains (losses) on investments ............    0.42            0.50         (0.02)          (0.68)        0.39
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................    0.77            0.96          0.50           (0.18)        0.95
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................    0.37            0.47          0.58            0.58         0.53
  Net realized gains ........................      --              --            --              --           --
  In excess of net investment income ........      --            0.01            --              --         0.05
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.37            0.48          0.58            0.58         0.58
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............   $8.94           $8.54         $8.06           $8.14        $8.90
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................    9.38%          12.16%         6.48%         (2.01%)      11.61%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................$204,181        $174,496      $102,907         $42,723      $24,541
  Ratios to average net assets:
   Net investment income* ...................   4.13%           5.59%         6.53%           5.89%        6.52%
   Net expenses* ............................   0.85%           0.85%         0.85%           1.07%        1.10%
   Gross expenses* ..........................   0.85%           0.92%         0.99%           1.11%        1.16%
  Portfolio turnover rate ...................    182%            189%           79%            101%          64%
----------------------------------------------------------------------------------------------------------------------


GE GOVERNMENT SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------
                                                                            CLASS B
----------------------------------------------------------------------------------------------------------------------
                                               9/30/02(b)   9/30/01(b)    9/30/00(b)        9/30/99(b)     9/30/98(b)
----------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..............................      --            --            --            --             4/22/87
Net asset value, beginning of period ........    $8.61         $8.12         $8.20            $8.93           $8.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................     0.28          0.41          0.47             0.46            0.52
  Net realized and unrealized
   gains (losses) on investments ............     0.43          0.50         (0.03)           (0.67)           0.39
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................     0.71          0.91          0.44            (0.21)           0.91
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................     0.31          0.41          0.52             0.52            0.48
  Net realized gains ........................       --            --            --               --              --
  In excess of net investment income ........       --          0.01            --               --            0.04
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................     0.31          0.42          0.52             0.52            0.52
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............    $9.01         $8.61         $8.12            $8.20           $8.93
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................    8.41%        11.52%         5.56%           (2.42%)         10.99%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................  $16,462       $58,838      $135,488         $269,409        $399,675
  Ratios to average net assets:
   Net investment income* ...................    3.31%         4.90%         5.83%            5.34%           6.00%
   Net expenses* ............................    1.60%         1.60%         1.60%            1.59%           1.60%
   Gross expenses* ..........................    1.64%         1.70%         1.72%            1.63%           1.61%
  Portfolio turnover rate ...................     182%          189%           79%             101%             64%
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------
                                                       CLASS C (LEVEL LOAD)
----------------------------------------------------------------------------------------
                                              9/30/02(b)     9/30/01(b)     9/30/00(b)
----------------------------------------------------------------------------------------
INCEPTION DATE ..............................      --              --       9/30/99
Net asset value, beginning of period ........   $8.64           $8.14         $8.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................    0.30            0.41          0.47
  Net realized and unrealized
   gains (losses) on investments ............    0.41            0.51          0.01
----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................    0.71            0.92          0.48
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................    0.31            0.41          0.54
  Net realized gains ........................      --              --            --
  In excess of net investment income ........      --            0.01            --
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.31            0.42          0.54
----------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............   $9.04           $8.64         $8.14
----------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................   8.38%          11.63%         6.08%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................  $1,142            $122           $10
  Ratios to average net assets:
   Net investment income* ...................   3.40%           4.91%         5.95%
   Net expenses* ............................   1.57%           1.60%         1.60%
   Gross expenses* ..........................   1.57%           1.64%         1.71%
  Portfolio turnover rate ...................    182%            189%           79%
----------------------------------------------------------------------------------------


--------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE SHORT-TERM GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------
                                                                             CLASS A
---------------------------------------------------------------------------------------------------------------------
                                             9/30/02(b)      9/30/01(b)     9/30/00(b)     9/30/99(b,c) 9/30/98(b)
---------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..............................      --              --            --              --       3/2/94
Net asset value, beginning of period ........  $12.17          $11.68        $11.71          $12.02       $11.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................    0.57            0.65          0.65            0.55         0.65
  Net realized and unrealized
   gains (losses) on investments ............    0.11            0.50         (0.01)(e)       (0.25)        0.19
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................    0.68            1.15          0.64            0.30         0.84
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................    0.59            0.66          0.66            0.56         0.66
  Net realized gains ........................    0.05              --          0.01            0.05         0.02
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.64            0.66          0.67            0.61         0.68
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............  $12.21          $12.17        $11.68          $11.71       $12.02
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................   5.65%          10.10%         5.67%           2.52%        7.36%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................... $54,089         $27,798       $22,016         $23,106       $8,199
  Ratios to average net assets:
   Net investment income* ...................   4.70%           5.50%         5.63%           4.70%        5.47%
   Net expenses* ............................   0.70%           0.70%         0.68%           0.70%        0.70%
   Gross expenses* ..........................   0.78%           0.88%         0.74%           1.01%        0.95%
  Portfolio turnover rate                         42%             79%          170%            118%         185%
---------------------------------------------------------------------------------------------------------------------




GE SHORT-TERM GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------
                                                                            CLASS B
------------------------------------------------------------------------------------------------------------------------
                                              9/30/02(b)    9/30/01(b)     9/30/00(b)       9/30/99(b)       9/30/98(b)
------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..............................       --          --              --               --          3/2/94
Net asset value, beginning of period ........   $12.16        $11.66        $11.70           $12.01          $11.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................     0.50          0.56          0.57             0.48            0.58
  Net realized and unrealized
   gains (losses) on investments ............     0.10          0.52         (0.01)(e)        (0.26)           0.20
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................     0.60          1.08          0.56             0.22            0.78
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................     0.52          0.58          0.59             0.48            0.59
  Net realized gains ........................     0.05            --          0.01             0.05            0.02
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................     0.57          0.58          0.60             0.53            0.61
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............   $12.19        $12.16        $11.66           $11.70          $12.01
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................    4.94%         9.55%         4.95%            1.91%           6.83%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................   $3,399          $972          $347             $641            $895
  Ratios to average net assets:
   Net investment income* ...................    4.11%         4.77%         4.94%            4.10%           4.87%
   Net expenses* ............................    1.30%         1.30%         1.28%            1.30%           1.30%
   Gross expenses* ..........................    1.41%         1.44%         1.35%            1.61%           1.88%
  Portfolio turnover rate ...................      42%           79%          170%             118%            185%
------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------
                                                        CLASS C (LEVEL LOAD)
-------------------------------------------------------------------------------------------
                                              9/30/02(b)     9/30/01(b)     9/30/00(b)
-------------------------------------------------------------------------------------------
INCEPTION DATE ..............................      --              --       9/30/99
Net asset value, beginning of period ........  $12.16          $11.66        $11.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................    0.48            0.52          0.56
  Net realized and unrealized
   gains (losses) on investments ............    0.10            0.55         (0.02)(e)
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................    0.58            1.07          0.54
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................    0.50            0.57          0.57
  Net realized gains ........................    0.05           --             0.01
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.55            0.57          0.58
-------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............  $12.19          $12.16        $11.66
-------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................   4.78%           9.38%         4.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................  $3,762            $767          $121
  Ratios to average net assets:
   Net investment income* ...................   3.94%           4.41%         4.93%
   Net expenses* ............................   1.44%           1.45%         1.43%
   Gross expenses* ..........................   1.57%           1.62%         1.48%
  Portfolio turnover rate ...................     42%             79%          170%
-------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
                                                                          CLASS Y(D)
-----------------------------------------------------------------------------------------------------------------
                                                9/30/02(b)   9/30/01(b)   9/30/00(b)    9/30/99(b)    9/30/98(b)
-----------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..............................        --           --            --          --          3/2/94
Net asset value, beginning of period ........    $12.13       $11.67        $11.71        $12.01        $11.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................      0.59         0.75          0.74          0.58          0.68
  Net realized and unrealized
   gains (losses) on investments ............      0.12         0.40         (0.08)(e)     (0.25)         0.19
-----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................      0.71         1.15          0.66          0.33          0.87
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................      0.62         0.69          0.69          0.58          0.69
  Net realized gains ........................      0.05           --          0.01          0.05          0.02
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................      0.67         0.69          0.70          0.63          0.71
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............    $12.17       $12.13        $11.67        $11.71        $12.01
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................     6.06%       10.11%         5.85%         2.87%         7.65%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................    $3,272       $2,194       $49,358        $3,140        $9,444
  Ratios to average net assets:
   Net investment income* ...................     4.95%        6.36%         6.34%         4.91%         5.74%
   Net expenses* ............................     0.45%        0.42%         0.42%         0.45%         0.45%
   Gross expenses* ..........................     0.54%        0.44%         0.42%         0.76%         0.68%
  Portfolio turnover rate ...................       42%          79%          170%          118%          185%
-----------------------------------------------------------------------------------------------------------------


-----------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------

GE TAX-EXEMPT FUND
----------------------------------------------------------------------------------------------------------------------
                                                                             CLASS A
----------------------------------------------------------------------------------------------------------------------
                                             9/30/02(b)      9/30/01(b)     9/30/00(b)     9/30/99(b,c)  9/30/98(b)
----------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..............................      --              --            --              --       9/8/93
Net asset value, beginning of period ........  $11.75          $11.16        $11.14          $11.83       $11.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................    0.47            0.53          0.53            0.49         0.51
  Net realized and unrealized
   gains (losses) on investments ............    0.47            0.59          0.02           (0.69)        0.20
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................    0.94            1.12          0.55           (0.20)        0.71
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................    0.48            0.53          0.53            0.49         0.51
  Net realized gains                               --              --            --              --           --
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.48            0.53          0.53            0.49         0.51
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............  $12.21          $11.75        $11.16          $11.14       $11.83
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................   8.29%          10.27%         5.12%          (1.84%)       6.33%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................... $36,512         $26,304       $19,543         $22,228       $5,730
  Ratios to average net assets:
   Net investment income* ...................   4.03%           4.62%         4.81%           4.28%        4.32%
   Net expenses* ............................   0.85%           0.80%         0.85%           1.08%        1.10%
   Gross expenses* ..........................   0.86%           0.83%         0.99%           1.21%        1.23%
  Portfolio turnover rate ...................     32%             12%           45%             48%          74%
----------------------------------------------------------------------------------------------------------------------


GE TAX-EXEMPT FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                             CLASS B
-----------------------------------------------------------------------------------------------------------------------
                                               9/30/02(b)   9/30/01(b)    9/30/00(b)       9/30/99(b)       9/30/98(b)
-----------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..............................       --            --            --               --          9/8/93
Net asset value, beginning of period ........   $11.75        $11.16        $11.13           $11.83          $11.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................     0.39          0.45          0.45             0.43            0.44
  Net realized and unrealized
   gains (losses) on investments ............     0.47          0.59          0.03            (0.70)           0.21
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................     0.86          1.04          0.48            (0.27)           0.65
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................     0.40          0.45          0.45             0.43            0.45
  Net realized gains ........................       --            --            --               --              --
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................     0.40          0.45          0.45             0.43            0.45
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............   $12.21        $11.75        $11.16           $11.13          $11.83
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................    7.49%         9.44%         4.43%           (2.34%)          5.68%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................   $4,108        $4,739        $5,397           $7,269          $8,905
  Ratios to average net assets:
   Net investment income* ...................    3.31%         3.88%         4.07%            3.72%           3.81%
   Net expenses* ............................    1.59%         1.55%         1.60%            1.60%           1.60%
   Gross expenses* ..........................    1.60%         1.59%         1.74%            1.75%           1.71%
  Portfolio turnover rate ...................      32%           12%           45%              48%             74%
-----------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------
                                                      CLASS C (LEVEL LOAD)
---------------------------------------------------------------------------------------
                                             9/30/02(b)      9/30/01(b)    9/30/00(b)
---------------------------------------------------------------------------------------
INCEPTION DATE ..............................      --              --       9/30/99
Net asset value, beginning of period ........  $11.75          $11.16        $11.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................    0.35            0.45          0.44
  Net realized and unrealized gains
   (losses) on investments ..................    0.50            0.59          0.04
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................    0.85            1.04          0.48
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................    0.39            0.45          0.45
  Net realized gains ........................      --              --            --
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.39            0.45          0.45
---------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............  $12.21          $11.75        $11.16
---------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................   7.37%           9.44%         4.43%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................  $3,364            $115          $105
  Ratios to average net assets:
   Net investment income* ...................   2.92%           3.88%         4.06%
   Net expenses* ............................   1.60%           1.55%         1.60%
   Gross expenses* ..........................   1.69%           1.59%         1.73%
  Portfolio turnover rate ...................     32%             12%           45%
---------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------
                                                                          CLASS Y(D)
----------------------------------------------------------------------------------------------------------------
                                               9/30/02(b)   9/30/01(b)    9/30/00(b)    9/30/99(b)    9/30/98(b)
----------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..............................        --           --            --            --       9/26/97
Net asset value, beginning of period ........    $12.22       $11.61        $11.58        $12.30        $12.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................      0.53         0.58          0.58          0.57          0.58
  Net realized and unrealized gains
   (losses) on investments ..................      0.48         0.61          0.03         (0.72)         0.27
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................      1.01         1.19          0.61         (0.15)         0.85
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................      0.53         0.58          0.58          0.57          0.65
  Net realized gains ........................        --           --            --            --            --
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................      0.53         0.58          0.58          0.57          0.65
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............    $12.70       $12.22        $11.61        $11.58        $12.30
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................     8.56%       10.50%         5.47%        (1.37%)        7.30%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................       $30          $28           $25           $24           $24
  Ratios to average net assets:
   Net investment income* ...................     4.31%        4.88%         5.07%         4.72%         4.74%
   Net expenses* ............................     0.60%        0.55%         0.59%         0.59%         0.60%
   Gross expenses* ..........................     0.61%        0.58%         0.73%         0.74%         1.25%
  Portfolio turnover rate ...................       32%          12%           45%           48%           74%
----------------------------------------------------------------------------------------------------------------



-------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------



GE HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------
                                                                     CLASS A
---------------------------------------------------------------------------------------------------------
                                              9/30/02(B)      9/30/01(B)    9/30/00(B)    9/30/99(B,C,I)
---------------------------------------------------------------------------------------------------------
INCEPTION DATE ..............................      --              --            --        12/31/98
Net asset value, beginning of period ........   $6.65           $8.70         $9.53          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................    0.51            0.80          0.80            0.55
  Net realized and unrealized
    gains (losses) on investments ...........   (1.01)          (2.00)        (0.83)          (0.49)
---------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................   (0.50)          (1.20)        (0.03)           0.06
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................    0.62            0.85          0.80            0.53
  Net realized gains                               --              --            --              --
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................    0.62            0.85          0.80            0.53
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..............   $5.53           $6.65         $8.70           $9.53
---------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ............................  (8.61%)        (14.69%)       (0.52%)          0.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................  $5,444          $6,055        $6,999          $1,931
  Ratios to average net assets:
   Net investment income* ...................   7.93%          10.30%         8.64%           7.57%
   Expenses* ................................   1.04%           1.03%         0.97%           0.89%
   Gross expenses* .........................    1.14%           1.05%         1.01%           1.16%
  Portfolio turnover rate ..................      42%             51%           35%             27%
---------------------------------------------------------------------------------------------------------




GE HIGH YIELD FUND
----------------------------------------------------------------------------------------------------
                                                                      CLASS B
----------------------------------------------------------------------------------------------------
                                              9/30/02(B)    9/30/01(B)   9/30/00(B)   9/30/99(B,I)
----------------------------------------------------------------------------------------------------
INCEPTION DATE .............................       --            --            --      12/31/98
Net asset value, beginning of period .......    $6.65         $8.70         $9.53        $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ....................     0.40          0.74          0.73          0.48
  Net realized and unrealized
    gains (losses) on investments ..........    (0.95)        (2.00)        (0.83)        (0.48)
----------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ....................    (0.55)        (1.26)        (0.10)           --
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................     0.57          0.79          0.73          0.47
  Net realized gains .......................       --            --            --            --
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................     0.57          0.79          0.73          0.47
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .............    $5.53         $6.65         $8.70         $9.53
----------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ...........................   (9.28%)      (15.32%)       (1.25%)       (0.03%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ..........................   $1,759        $1,142        $1,082          $154
  Ratios to average net assets:
   Net investment income* ..................    6.34%         9.56%         7.93%         6.53%
   Expenses* ...............................    1.80%         1.78%         1.72%         1.70%
   Gross expenses* .........................    1.94%         1.80%         1.76%         2.05%
  Portfolio turnover rate ..................      42%           51%           35%           27%
----------------------------------------------------------------------------------------------------



GE HIGH YIELD FUND
------------------------------------------------------------------------------------------
                                                            CLASS C (LEVEL LOAD)
------------------------------------------------------------------------------------------
                                                 9/30/02(B)       9/30/01(B)    9/30/00(B)
------------------------------------------------------------------------------------------
INCEPTION DATE .............................           --              --        9/30/99
Net asset value, beginning of period .......        $6.65           $8.70          $9.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ....................         0.44            0.75           0.73
  Net realized and unrealized
    gains (losses) on investments ..........        (0.99)          (2.01)         (0.83)
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ....................        (0.55)          (1.26)         (0.10)
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................         0.57            0.79           0.73
  Net realized gains .......................           --              --             --
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................         0.57            0.79           0.73
------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .............        $5.53           $6.65          $8.70
------------------------------------------------------------------------------------------

TOTAL RETURN (A) ...........................       (9.30%)        (15.33%)        (1.27%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ..........................         $437            $497         $1,019
  Ratios to average net assets:
   Net investment income* ..................        6.94%           9.51%          7.90%
   Expenses* ...............................        1.80%           1.78%          1.72%
   Gross expenses* .........................        1.93%           1.79%          1.76%
  Portfolio turnover rate ..................          42%             51%            35%
------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------
                                                                      CLASS Y(D)
-------------------------------------------------------------------------------------------------------
                                             9/30/02(b)     9/30/01(b)     9/30/00(b)     9/30/99(b,i)
-------------------------------------------------------------------------------------------------------
INCEPTION DATE .............................       --              --            --        12/31/98
Net asset value, beginning of period .......    $6.65           $8.70         $9.53          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ....................     0.51            0.82          0.82            0.55
  Net realized and unrealized
    gains (losses) on investments ..........    (0.99)          (2.00)        (0.83)          (0.48)
-------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ....................    (0.48)          (1.18)        (0.01)           0.07
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................     0.64            0.87          0.82            0.54
  Net realized gains                               --              --            --              --
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................     0.64            0.87          0.82            0.54
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .............    $5.53           $6.65         $8.70           $9.53
-------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ...........................   (8.38%)        (14.48%)       (0.26%)          0.71%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ..........................  $16,607         $18,289       $22,923         $20,126
  Ratios to average net assets:
   Net investment income* ..................    8.01%          10.54%         8.79%           7.49%
   Expenses* ...............................    0.80%           0.78%         0.71%           0.70%
   Gross expenses* .........................    0.91%           0.79%         0.77%           0.98%
  Portfolio turnover rate ..................      42%             51%           35%             27%
-------------------------------------------------------------------------------------------------------



----------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------

GE STRATEGIC INVESTMENT FUND
---------------------------------------------------------------------------------------------------------------------
                                                                             CLASS A
---------------------------------------------------------------------------------------------------------------------
                                             9/30/02(b)      9/30/01(b)     9/30/00(b)     9/30/99(b,c)  9/30/98(b)
---------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ...........................         --              --            --              --       1/5/93
Net asset value, beginning of period .....     $22.20          $26.86         $25.04         $24.15       $24.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ..................       0.43            0.58          0.64            0.55         0.61
  Net realized and unrealized
    gains (losses) on investments ........      (1.88)          (2.85)         2.69            2.98         0.73
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................      (1.45)          (2.27)         3.33            3.53         1.34
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................       0.54            0.64          0.50            0.56         0.52
  Net realized gains .....................       0.91            1.75          1.01            2.08         0.78
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................       1.45            2.39          1.51            2.64         1.30
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...........     $19.30          $22.20        $26.86          $25.04       $24.15
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .........................     (7.48%)         (9.31%)       13.78%          15.28%        5.88%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................    $96,111        $104,421      $128,847        $107,034      $49,540
  Ratios to average net assets:
   Net investment income* ................      1.97%           2.35%         2.44%           2.17%        2.49%
   Net expenses* .........................      0.86%           0.86%         0.84%           0.87%        0.85%
   Gross expenses* .......................      0.86%           0.86%         0.84%           0.87%        0.85%
  Portfolio turnover rate ................       115%            121%          103%            109%         119%
---------------------------------------------------------------------------------------------------------------------



GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------------------------------------------
                                                                           CLASS B
--------------------------------------------------------------------------------------------------------------------
                                               9/30/02(b)   9/30/01(b)    9/30/00(b)       9/30/99(b)      9/30/98(b)
--------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ...........................          --            --            --               --        12/22/93
Net asset value, beginning of period .....      $21.53        $26.13        $24.45           $23.65          $23.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ..................        0.26          0.38          0.43             0.35            0.42
  Net realized and unrealized
    gains (losses) on investments ........       (1.84)        (2.77)         2.63             2.93            0.69
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................       (1.58)        (2.39)         3.06             3.28            1.11
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................        0.35          0.46          0.37             0.40            0.38
  Net realized gains .....................        0.91          1.75          1.01             2.08            0.78
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................        1.26          2.21          1.38             2.48            1.16
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...........      $18.69        $21.53        $26.13           $24.45          $23.65
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .........................      (8.19%)      (10.00%)       12.94%           14.44%           4.91%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................     $15,215       $19,353       $21,225          $16,372         $11,158
  Ratios to average net assets:
   Net investment income* ................       1.20%         1.60%         1.69%            1.44%           1.72%
   Net expenses* .........................       1.61%         1.61%         1.59%            1.62%           1.63%
   Gross expenses* .......................       1.61%         1.61%         1.59%            1.62%           1.63%
  Portfolio turnover rate ................        115%          121%          103%             109%            119%
--------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------
                                                        CLASS C  (LEVEL LOAD)
-----------------------------------------------------------------------------------------
                                             9/30/02(b)      9/30/01(b)    9/30/00(b)
-----------------------------------------------------------------------------------------
INCEPTION DATE ...........................         --              --       9/30/99
Net asset value, beginning of period .....     $21.31          $25.91        $24.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ..................       0.26            0.37          0.46
  Net realized and unrealized
   gains (losses) on investments .........      (1.84)          (2.71)         2.55
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................      (1.58)          (2.34)         3.01
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................       0.38            0.51          0.54
  Net realized gains .....................       0.91            1.75          1.01
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................       1.29            2.26          1.55
-----------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...........     $18.44          $21.31        $25.91
-----------------------------------------------------------------------------------------

TOTAL RETURN (A) ........................      (8.21%)        (10.00%)       12.76%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................      $2,904          $2,778        $2,271
  Ratios to average net assets:
   Net investment income* ...............       1.23%           1.59%         1.80%
   Net expenses* ........................       1.61%           1.61%         1.59%
   Gross expenses* ......................       1.61%           1.61%         1.59%
  Portfolio turnover rate ...............        115%            121%          103%
-----------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                                                          CLASS Y(D)
---------------------------------------------------------------------------------------------------------------
                                              9/30/02(b)   9/30/01(b)     9/30/00(b)   9/30/99(b)   9/30/98(b)
---------------------------------------------------------------------------------------------------------------
INCEPTION DATE ..........................           --           --            --            --      11/29/93
Net asset value, beginning of period ....       $22.25       $26.92        $25.10        $24.20        $24.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .................         0.49         0.63          0.70          0.61          0.67
  Net realized and unrealized
   gains (losses) on investments ........        (1.90)       (2.85)         2.70          2.99          0.72
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................        (1.41)       (2.22)         3.40          3.60          1.39
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................         0.59         0.70          0.57          0.62          0.57
  Net realized gains ....................         0.91         1.75          1.01          2.08          0.78
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................         1.50         2.45          1.58          2.70          1.35
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..........       $19.34       $22.25        $26.92        $25.10        $24.20
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ........................       (7.27%)      (9.10%)       14.06%        15.56%         6.10%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .......................      $78,294      $82,850       $70,334       $62,714       $51,802
  Ratios to average net assets:
   Net investment income* ...............        2.22%        2.59%         2.69%         2.41%         2.70%
   Net expenses* ........................        0.61%        0.62%         0.59%         0.62%         0.64%
   Gross expenses* ......................        0.61%        0.62%         0.59%         0.62%         0.64%
  Portfolio turnover rate ...............         115%         121%          103%          109%          119%
---------------------------------------------------------------------------------------------------------------



-----------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                                          9/30/02(b)       9/30/01         9/30/00         9/30/99       9/30/98
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE .......................................         --              --              --              --         1/5/93
Net asset value, beginning of period .................      $1.00           $1.00           $1.00           $1.00          $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ................................       0.02            0.05            0.06            0.05           0.05
Net realized and unrealized gains
  on investments .....................................         --              --              --             --              --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ..............       0.02            0.05            0.06            0.05           0.05
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............................       0.02            0.05            0.06            0.05           0.05
  Net realized gains .................................         --              --              --              --             --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................................       0.02            0.05            0.06            0.05           0.05
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......................      $1.00           $1.00           $1.00           $1.00          $1.00
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................................      1.68%           4.86%           5.81%           4.68%          5.23%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...........   $255,169        $278,435        $268,886        $196,155       $153,665
  Ratios to average net assets:
   Net investment income* ............................      1.69%           4.75%           5.69%           4.58%          5.11%
   Net expenses* .....................................      0.45%           0.49%           0.50%           0.49%          0.50%
   Gross expenses* ...................................      0.45%           0.50%           0.50%           0.50%          0.52%
----------------------------------------------------------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL HIGHLIGHTS

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.

(b)  Per share data is based on average shares outstanding during the period.

(c) Effective as of the close of business September 17, 1999, Class C shares of GE Funds were combined with Class A shares. The fiscal year ended September 30, 1999 and prior years' per share information, total return, and ratios/supplemental data reflect the relevant information of the predecessor Class C shares for all Funds except for the GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Government Securities Fund and GE Tax-Exempt Fund where the relevant information for Class A shares was retained. Also see Note 8 of Notes to Financial Statements.

(d) Effective as of the close of business September 17, 1999, Class D shares are renamed Class Y shares.

(e) As a result of the timing of purchases and sales of Fund shares, per share amounts do not accord with aggregate amounts appearing in the Statements of Operations.

(f)  For the period April 28, 2000 (inception) through September 30, 2000.

(g)  Less than $0.01 per share.

(h)  For the period January 5, 1998 (inception) through September 30, 1998.

(i)  For the period December 31, 1998 (inception) through September 30, 1999.

(j)  For the period January 29, 1999 (inception) through September 30, 1999.

  *  Annualized for periods less than one year.

 **  Less than 0.01%.


----------------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                     GE                 GE               GE                 GE
 STATEMENTS OF ASSETS                                              U.S.              VALUE           MID-CAP            MID-CAP
 AND LIABILITIES                                                 EQUITY             EQUITY            GROWTH       VALUE EQUITY
 SEPTEMBER 30, 2002                                                FUND               FUND              FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market***
      (cost $619,170,550; $73,298,105; $30,652,110;
      $14,507,718; $73,580,120; $36,387,490; $46,874,067;
      $54,048,921; $11,623,652; and $277,181,791,
      respectively) ....................................... $509,517,671       $61,691,094        $25,062,744       $12,615,285
   Short-term Investments (at amortized cost) .............   38,956,378         1,023,217          3,042,021         2,121,740
   Cash ...................................................           --                --                 --                --
   Foreign currency (cost $0; $0; $0; $0; $0; $0; $37,502;
      $93,211; $19,565; and $0, respectively) .............           --                --                 --                --
   Receivable for investments sold ........................   13,687,416           236,395             40,824           328,654
   Income receivables .....................................      498,693            68,887             16,341            25,469
   Receivable for fund shares sold ........................      430,044            74,526            200,155             1,169
   Variation margin receivable ............................           --             7,725              1,200                --
   Receivable from GEAM ...................................           --                --                 --                --
   Other assets ...........................................           --             4,776              4,410                --

------------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ........................................  563,090,202        63,106,620         28,367,695        15,092,317
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable upon return of securities loaned ...............   19,365,132                --          2,042,171         1,339,080
   Payable for investments purchased ......................   19,722,394           165,775             77,028           394,518
   Payable for fund shares redeemed .......................      960,600            18,703              9,883             1,424
   Payable to GEAM ........................................      161,697             4,317             29,621            27,024
   Variation margin payable ...............................       15,215                --                 --             1,125
   Payable to custodian ...................................           --                --             45,862                --

------------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ...................................   40,225,038           188,795          2,204,565         1,763,171

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................ $522,865,164       $62,917,825        $26,163,130       $13,329,146
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
   Capital paid in ........................................  662,236,805        74,978,962         32,970,628        15,379,752
   Undistributed (distribution in excess of)
      net investment income ...............................    4,355,551           445,207                 --            38,363
   Accumulated net realized gain (loss) ...................  (34,015,411)         (934,570)        (1,230,607)         (174,586)
   Net unrealized appreciation/(depreciation) on:
      Investments ......................................... (109,652,879)      (11,607,011)        (5,589,366)       (1,892,433)
      Futures .............................................      (58,866)           35,250             12,475           (21,950)
      Foreign currency related transactions ...............          (36)              (13)                --                --

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................ $522,865,164       $62,917,825        $26,163,130       $13,329,146
------------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Net assets ................................................  251,250,788        43,157,252         20,952,056         2,915,483
Shares outstanding ($.001 par value) ......................   12,370,208         5,206,355          2,783,034           328,854
Net asset value per share .................................        20.31              8.29               7.53              8.87
Maximum offering price per share ..........................        21.55              8.80               7.99              9.41
CLASS B:
Net assets ................................................   22,806,302        14,436,575          4,883,490           410,457
Shares outstanding ($.001 par value) ......................    1,176,873         1,820,176            711,554            47,198
Net asset value per share* ................................        19.38              7.93               6.86              8.70
CLASS C: (LEVEL LOAD)
Net assets ................................................    4,850,975         1,096,563            272,324           527,251
Shares outstanding ($.001 par value) ......................      252,273           138,433             39,825            60,950
Net asset value per share* ................................        19.23              7.92               6.84              8.65
CLASS Y:
Net assets ................................................  243,957,099         4,227,435             55,260         9,475,955
Shares outstanding ($.001 par value) ......................   12,042,617           482,181              6,677         1,065,678
Net asset value per share .................................        20.26              8.77               8.28              8.89

*   Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
**  GE S&P 500 Index Fund is a no load fund offering only one class of shares to all investors.
*** Includes $18,023,490, $1,848,821, $1,235,844, $5,851,066 and $8,603,478 of securities on loan in the GE
    U.S. Equity Fund, GE Mid-Cap Growth Fund, GE Mid-Cap Value Equity Fund, GE Small-Cap Value Equity and GE
    Premier Growth Equity Fund, respectively.


-------------
See Notes to Financial Statements.


                                                                     GE                   GE                   GE
 STATEMENTS OF ASSETS                                          SMALL-CAP             S&P 500                GLOBAL
 AND LIABILITIES                                            VALUE EQUITY               INDEX                EQUITY
 SEPTEMBER 30, 2002                                                 FUND              FUND**                  FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market***
      (cost $619,170,550; $73,298,105; $30,652,110;
      $14,507,718; $73,580,120; $36,387,490; $46,874,067;
      $54,048,921; $11,623,652; and $277,181,791,
      respectively) .......................................  $68,584,098         $22,628,806            $35,238,672
   Short-term Investments (at amortized cost) .............    9,009,954             865,543              1,088,260
   Cash ...................................................       13,696                  81                     --
   Foreign currency (cost $0; $0; $0; $0; $0; $0; $37,502;
      $93,211; $19,565; and $0, respectively) .............           --                  --                 37,575
   Receivable for investments sold ........................    1,721,886                  --                 27,914
   Income receivables .....................................      108,402              33,766                 67,427
   Receivable for fund shares sold ........................    1,416,251              13,094                973,886
   Variation margin receivable ............................           --                  --                     --
   Receivable from GEAM ...................................           --                  --                 17,781
   Other assets ...........................................           --                  --                     --

------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ........................................   80,854,287          23,541,290             37,451,515
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable upon return of securities loaned ...............    6,260,100                  --                     --
   Payable for investments purchased ......................      215,916                  --                 81,130
   Payable for fund shares redeemed .......................       14,933                 999                 14,843
   Payable to GEAM ........................................       71,318              10,236                     --
   Variation margin payable ...............................           --              10,815                     --
   Payable to custodian ...................................           --                  --                     --

------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ...................................    6,562,267              22,050                 95,973

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................  $74,292,020         $23,519,240            $37,355,542
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
   Capital paid in ........................................   79,651,726          39,050,371             58,232,281
   Undistributed (distribution in excess of)
      net investment income ...............................       11,058             227,001                224,804
   Accumulated net realized gain (loss) ...................     (374,742)         (1,933,353)            (9,467,409)
   Net unrealized appreciation/(depreciation) on:
      Investments .........................................   (4,996,022)        (13,758,684)           (11,635,395)
      Futures .............................................           --             (66,095)                    --
      Foreign currency related transactions ...............           --                  --                  1,261

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................  $74,292,020         $23,519,240            $37,355,542
------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Net assets ................................................   44,546,976          23,519,240             25,640,697
Shares outstanding ($.001 par value) ......................    3,876,667           4,160,206              1,915,329
Net asset value per share .................................        11.49                5.65                  13.39
Maximum offering price per share ..........................        12.19                  --                  14.21
CLASS B:
Net assets ................................................   15,984,303                  --                906,155
Shares outstanding ($.001 par value) ......................    1,432,458                  --                 72,585
Net asset value per share* ................................        11.16                  --                  12.48
CLASS C: (LEVEL LOAD)
Net assets ................................................    5,001,933                  --                293,177
Shares outstanding ($.001 par value) ......................      449,147                  --                 23,507
Net asset value per share* ................................        11.14                  --                  12.47
CLASS Y:
Net assets ................................................    8,758,808                  --             10,515,513
Shares outstanding ($.001 par value) ......................      756,014                  --                782,089
Net asset value per share .................................        11.59                  --                  13.45



                                                                       GE                   GE                     GE
 STATEMENTS OF ASSETS                                       INTERNATIONAL               EUROPE                PREMIER
 AND LIABILITIES                                                   EQUITY               EQUITY                 GROWTH
 SEPTEMBER 30, 2002                                                  FUND                 FUND            EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market***
      (cost $619,170,550; $73,298,105; $30,652,110;
      $14,507,718; $73,580,120; $36,387,490; $46,874,067;
      $54,048,921; $11,623,652; and $277,181,791,
      respectively) .......................................    $39,516,190           $8,907,949            $206,544,784
   Short-term Investments (at amortized cost) .............      2,597,041              203,149              16,495,993
   Cash ...................................................             --                   --                   6,333
   Foreign currency (cost $0; $0; $0; $0; $0; $0; $37,502;
      $93,211; $19,565; and $0, respectively) .............         93,539               19,771                      --
   Receivable for investments sold ........................        129,445               23,938                 431,328
   Income receivables .....................................        120,281               21,183                  97,829
   Receivable for fund shares sold ........................      3,754,528                   75                 704,028
   Variation margin receivable ............................             --                   --                   6,550
   Receivable from GEAM ...................................         53,371                   --                      --
   Other assets ...........................................             --                   --                      --

-------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ........................................     46,264,395            9,176,065             224,286,845
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable upon return of securities loaned ...............             --                   --               9,226,980
   Payable for investments purchased ......................        240,189               70,548                      --
   Payable for fund shares redeemed .......................         75,808                   --                 193,253
   Payable to GEAM ........................................             --               20,815                  71,987
   Variation margin payable ...............................             --                   --                      --
   Payable to custodian ...................................             --                   --                      --

-------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ...................................        315,997               91,363               9,492,220

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................    $45,948,398           $9,084,702            $214,794,625
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
   Capital paid in ........................................     76,713,623           15,756,034             298,745,658
   Undistributed (distribution in excess of)
      net investment income ...............................        415,079               67,067                      --
   Accumulated net realized gain (loss) ...................    (16,651,017)          (4,023,474)            (13,307,976)
   Net unrealized appreciation/(depreciation) on:
      Investments .........................................    (14,532,731)          (2,715,703)            (70,637,007)
      Futures .............................................             --                   --                  (6,050)
      Foreign currency related transactions ...............          3,444                  778                      --

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................    $45,948,398           $9,084,702            $214,794,625
-------------------------------------------------------------------------------------------------------------------------

CLASS A:
Net assets ................................................     19,773,278            1,597,861             127,446,087
Shares outstanding ($.001 par value) ......................      2,101,176              265,266               6,888,694
Net asset value per share .................................           9.41                 6.02                   18.50
Maximum offering price per share ..........................           9.98                 6.39                   19.63
CLASS B:
Net assets ................................................        784,230              199,905              25,900,240
Shares outstanding ($.001 par value) ......................         88,563               33,898               1,463,542
Net asset value per share* ................................           8.86                 5.90                   17.70
CLASS C: (LEVEL LOAD)
Net assets ................................................        393,828               61,100              14,002,514
Shares outstanding ($.001 par value) ......................         44,481               10,429                 791,479
Net asset value per share* ................................           8.85                 5.86                   17.69
CLASS Y:
Net assets ................................................     24,997,062            7,225,836              47,445,784
Shares outstanding ($.001 par value) ......................      2,623,241            1,194,277               2,534,415
Net asset value per share .................................           9.53                 6.05                   18.72



                                                                     GE                 GE                 GE                GE
STATEMENTS OF ASSETS                                            PREMIER            PREMIER            PREMIER             FIXED
AND LIABILITIES                                                RESEARCH      INTERNATIONAL              VALUE            INCOME
SEPTEMBER 30, 2002                                          EQUITY FUND        EQUITY FUND        EQUITY FUND              FUND
ASSETS
   Investments in securities, at market***
      (cost $9,970,794; $7,955,770;
      $16,730,523; $249,729,135; $234,167,579;
      $63,832,048; $39,781,509;
      $34,493,725; $205,624,520; and
      $0, respectively) .................................... $8,167,191         $5,531,511        $13,130,224       $257,609,019
   Short-term Investments (at amortized cost) ..............  1,458,988             18,135          1,536,624         50,700,842
   Cash ....................................................         --                 --                 --             18,761
   Foreign currency (cost $0; $8,250; $0; $0; $0; $0;
      $0; $0; $46,102; and $0, respectively) ...............         --              8,366                 --                --
   Receivable for investments sold .........................  1,676,981            278,021            148,626          3,047,994
   Income receivables ......................................      6,987             17,937             32,997          2,132,014
   Receivable for fund shares sold .........................        100             53,150              4,858            612,548
   Receivable for total return swaps .......................         --                 --                 --             53,524
   Variation margin receivable .............................         --                 --                 --                --

------------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                           11,310,247          5,907,120         14,853,329        314,174,702
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Distribution payable to Shareholders ....................         --                 --                 --            118,223
   Payable upon return of securities loaned ................  1,338,331                 --          1,497,492         25,285,274
   Payable for investments purchased .......................  1,696,009            264,535             88,879         53,353,809
   Payable for fund shares redeemed ........................         --                 --              7,240            254,449
   Payable to GEAM .........................................     12,542              4,489             23,448            113,908
   Variation margin payable ................................         --                 --                 --                --
   Payable to custodian ....................................         --                 --                 --                --
   Unrealized depreciation on forward foreign
      currency contracts ...................................         --                 --                 --                --

------------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ....................................  3,046,882            269,024          1,617,059         79,125,663

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................. $8,263,365         $5,638,096        $13,236,270       $235,049,039
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ......................................... 14,072,252         12,696,297         17,552,493        225,153,845
   Undistributed (distribution in excess of)
      net investment income ................................     25,500             42,637            187,144            239,014
   Accumulated net realized gain (loss) .................... (4,030,784)        (4,678,057)          (903,068)         1,776,296
   Net unrealized appreciation/(depreciation) on:
      Investments .......................................... (1,803,603)        (2,424,259)        (3,600,299)         7,879,884
      Futures ..............................................         --                 --                 --                --
      Foreign currency related transactions ................         --              1,478                 --                --

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................. $8,263,365         $5,638,096        $13,236,270       $235,049,039
------------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Net assets .................................................  7,849,667          5,438,629         12,488,030        143,442,345
Shares outstanding ($.001 par value) .......................  1,338,166          1,251,076          1,610,479         11,247,467
Net asset value per share ..................................       5.87               4.35               7.75              12.75
Maximum offering price per share ...........................       6.23               4.62               8.22              13.32
CLASS B:
Net assets .................................................    251,229             91,478            496,129          3,242,327
Shares outstanding ($.001 par value) .......................     43,553             21,122             64,637            254,152
Net asset value per share* .................................       5.77               4.33               7.68              12.76
CLASS C: (LEVEL LOAD)
Net assets .................................................    102,625             63,288            171,948          1,711,563
Shares outstanding ($.001 par value) .......................     17,792             14,637             22,338            134,145
Net asset value per share* .................................       5.77               4.32               7.70              12.76
CLASS Y:
Net assets .................................................     59,844             44,701             80,163         86,652,804
Shares outstanding ($.001 par value) .......................     10,149             10,264             10,314          6,798,617
Net asset value per share ..................................       5.90               4.36               7.77              12.75

  * Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

** GE Money Market Fund is a no load fund offering only one class of shares to all investors.

*** Includes $1,259,824, $1,413,339, $24,812,657, $62,405,968 and $17,496,938
    of securities on loan in the GE Premier Research Equity Fund, GE Premier Value Equity Fund, GE Fixed Income Fund, GE Government Securities Fund and GE Short-Term Government Fund, respectively.

----------------
See Notes to Financial Statements.


                                                                              GE                   GE
STATEMENTS OF ASSETS                                                  GOVERNMENT            SHORT-TERM                    GE
AND LIABILITIES                                                       SECURITIES            GOVERNMENT            TAX-EXEMPT
SEPTEMBER 30, 2002                                                          FUND                  FUND                  FUND
ASSETS
   Investments in securities, at market***
      (cost $9,970,794; $7,955,770;
      $16,730,523; $249,729,135; $234,167,579;
      $63,832,048; $39,781,509;
      $34,493,725; $205,624,520; and
      $0, respectively) ....................................         $245,417,000          $65,286,267           $42,809,359
   Short-term Investments (at amortized cost) ..............           51,065,405           18,708,861             1,063,712
   Cash ....................................................                  --                11,628                    --
   Foreign currency (cost $0; $8,250; $0; $0; $0; $0;
      $0; $0; $46,102; and $0, respectively) ...............                  --                    --                    --
   Receivable for investments sold .........................                  --                    --                    --
   Income receivables ......................................            1,980,135              558,704               649,690
   Receivable for fund shares sold .........................              364,494              544,809                74,080
   Receivable for total return swaps .......................                  --                   --                     --
   Variation margin receivable .............................               11,346                  --                     --

------------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS .........................................          298,838,380           85,110,269            44,596,841
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Distribution payable to Shareholders ....................              157,198               38,985                22,624
   Payable upon return of securities loaned ................           63,578,743           17,826,481                    --
   Payable for investments purchased .......................           12,405,241            2,474,101               515,000
   Payable for fund shares redeemed ........................              303,193              216,619                    --
   Payable to GEAM .........................................              609,261               30,692                45,324
   Variation margin payable ................................                  --                   --                     --
   Payable to custodian ....................................                  --                   --                     --
   Unrealized depreciation on forward foreign
      currency contracts ...................................                  --                   --                     --

------------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ....................................           77,053,636           20,586,878               582,948


------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .................................................         $221,784,744          $64,523,391           $44,013,893
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in .........................................          333,990,449           63,073,010            41,860,643
   Undistributed (distribution in excess of)
      net investment income ................................             (157,198)              (3,837)               50,081
   Accumulated net realized gain (loss) ....................         (123,308,337)                  (1)             (924,681)
   Net unrealized appreciation/(depreciation) on:
      Investments ..........................................           11,249,421            1,454,219             3,027,850
      Futures ..............................................               10,409                  --                     --
      Foreign currency related transactions ................                  --                   --                     --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .................................................         $221,784,744          $64,523,391           $44,013,893
------------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Net assets .................................................          204,181,297           54,089,484            36,511,791
Shares outstanding ($.001 par value) .......................           22,847,505            4,430,056             2,989,334
Net asset value per share ..................................                 8.94                12.21                 12.21
Maximum offering price per share ...........................                 9.34                12.52                 12.75
CLASS B:
Net assets .................................................           16,461,508            3,399,453             4,108,285
Shares outstanding ($.001 par value) .......................            1,826,041              278,818               336,425
Net asset value per share* .................................                 9.01                12.19                 12.21
CLASS C: (LEVEL LOAD)
Net assets .................................................            1,141,939            3,762,324             3,363,692
Shares outstanding ($.001 par value) .......................              126,299              308,579               275,598
Net asset value per share* .................................                 9.04                12.19                 12.21
CLASS Y:
Net assets .................................................                   --            3,272,130                30,125
Shares outstanding ($.001 par value) .......................                   --              268,917                 2,373
Net asset value per share ..................................                   --                12.17                 12.70



                                                                                                  GE                    GE
STATEMENTS OF ASSETS                                                         GE            STRATEGIC                  MONEY
AND LIABILITIES                                                      HIGH YIELD           INVESTMENT                 MARKET
SEPTEMBER 30, 2002                                                         FUND                 FUND                 FUND**
ASSETS
   Investments in securities, at market***
      (cost $9,970,794; $7,955,770;
      $16,730,523; $249,729,135; $234,167,579;
      $63,832,048; $39,781,509;
      $34,493,725; $205,624,520; and
      $0, respectively) ....................................         $22,174,395         $185,229,297           $         --
   Short-term Investments (at amortized cost) ..............           1,799,357           16,231,376            256,012,202
   Cash ....................................................                  --                   --                     --
   Foreign currency (cost $0; $8,250; $0; $0; $0; $0;
      $0; $0; $46,102; and $0, respectively) ...............                  --               46,387                     --
   Receivable for investments sold .........................              86,345            1,313,600                     --
   Income receivables ......................................             555,667              815,000                155,809
   Receivable for fund shares sold .........................              66,687              189,737                727,277
   Receivable for total return swaps .......................                  --               30,624                     --
   Variation margin receivable .............................                  --                   --                     --

------------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS .........................................          24,682,451          203,856,021            256,895,288
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Distribution payable to Shareholders ....................              35,210                   --                 44,883
   Payable upon return of securities loaned ................                  --                   --                     --
   Payable for investments purchased .......................              72,429           10,913,857                     --
   Payable for fund shares redeemed ........................             246,451              297,694              1,635,024
   Payable to GEAM .........................................              26,102               74,186                 46,584
   Variation margin payable ................................                  --               46,332                     --
   Payable to custodian ....................................              49,916                   --                     --
   Unrealized depreciation on forward foreign
      currency contracts ...................................               5,343                   --                     --

------------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ....................................             435,451           11,332,069              1,726,491

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .................................................         $24,247,000         $192,523,952           $255,168,797
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in .........................................          40,850,033          212,718,649            255,063,342
   Undistributed (distribution in excess of)
      net investment income ................................            (582,467)           3,199,847                114,417
   Accumulated net realized gain (loss) ....................          (3,696,263)          (2,880,675)                (8,962)
   Net unrealized appreciation/(depreciation) on:
      Investments ..........................................         (12,319,330)         (20,395,223)                    --
      Futures ..............................................                  --             (120,188)                    --
      Foreign currency related transactions ................              (4,973)               1,542                     --

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .................................................         $24,247,000         $192,523,952           $255,168,797
------------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Net assets .................................................           5,443,983           96,111,368            255,168,797
Shares outstanding ($.001 par value) .......................             984,698            4,981,038            255,124,759
Net asset value per share ..................................                5.53                19.30                   1.00
Maximum offering price per share ...........................                5.78                20.48                     --
CLASS B:
Net assets .................................................           1,759,180           15,215,235                     --
Shares outstanding ($.001 par value) .......................             318,037              814,095                     --
Net asset value per share* .................................                5.53                18.69                     --
CLASS C: (LEVEL LOAD)
Net assets .................................................             437,140            2,903,786                     --
Shares outstanding ($.001 par value) .......................              79,003              157,445                     --
Net asset value per share* .................................                5.53                18.44                     --
CLASS Y:
Net assets .................................................          16,606,697           78,293,563                     --
Shares outstanding ($.001 par value) .......................           3,002,502            4,047,842                     --
Net asset value per share ..................................                5.53                19.34                     --


 STATEMENTS OF OPERATIONS                                                            GE                   GE              GE
 FOR THE YEAR ENDED                                                                U.S.                VALUE          MID-CAP
 SEPTEMBER 30, 2002                                                              EQUITY               EQUITY           GROWTH
                                                                                   FUND                 FUND             FUND
INVESTMENT INCOME
   INCOME:
      Dividends .......................................................  $     8,639,132        $   1,326,041    $    147,052
      Interest** ......................................................          403,234               47,840          69,159
      Less: Foreign taxes withheld ....................................          (25,198)              (2,914)          --

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .......................................................        9,017,168            1,370,967         216,211
------------------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
      Advisory and administration fees ................................        2,647,440              455,628         201,437
      Distribution fees (Notes 4 & 8)
         Class A ......................................................          782,340              130,091          61,736
         Class B ......................................................          328,483              228,298          80,513
         Class C ......................................................           56,731               11,921           2,981
      Blue Sky fees ...................................................           45,967               41,354          38,807
      Transfer agent fees .............................................          794,081               62,332          25,392
      Trustees fees ...................................................           16,465                2,172             872
      Custody and accounting expenses .................................          180,241               24,442           9,715
      Professional fees ...............................................          147,029               19,400           7,775
      Registration expenses ...........................................           49,198                6,493           2,602
      Amortization of deferred organization expenses ..................            --                   --              --
      Other expenses ..................................................          107,011               14,009           5,614

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER .......................................        5,154,986              996,140         437,444
      Less: Expenses Waived or borne by the adviser ...................            --                   --              --

------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ....................................................        5,154,986              996,140         437,444
------------------------------------------------------------------------------------------------------------------------------------

   NET INVESTMENT INCOME (LOSS) .......................................        3,862,182              374,827        (221,233)
------------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ..................................................      (28,377,997)            (729,231)       (867,759)
         Futures ......................................................         (455,885)              74,356           4,375
         Foreign Currency related transactions ........................              484                  257           --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ..................................................      (90,218,506)         (13,127,122)     (3,667,321)
         Futures ......................................................          (54,966)              36,550           4,975
         Foreign currency related transactions ........................              650                   48           --

------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments ...............................................     (119,106,220)         (13,745,142)     (4,525,730)
------------------------------------------------------------------------------------------------------------------------------------

   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .................................................    $(115,244,038)        $(13,370,315)    $(4,746,963)
------------------------------------------------------------------------------------------------------------------------------------


  *GE S&P 500 Index Fund is a no load fund offering only one class of shares to all investors.
 **Income attributable to security lending activity, net of rebate expenses, for the GE U.S. Equity Fund, GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Mid-Cap Value Equity Fund, GE Small-Cap Value Equity Fund and GE Premier Growth Equity Fund was $60,794, $20,473, $21,376, $11,233, $35,755 and
   $37,120, respectively.


---------------
See Notes to Financial Statements.


                                                                                    GE                 GE                   GE
                                                                               MID-CAP          SMALL-CAP             S&P 500
                                                                          VALUE EQUITY       VALUE EQUITY               INDEX
                                                                                  FUND               FUND               FUND*
INVESTMENT INCOME
   INCOME:
      Dividends .......................................................   $    192,614       $    629,013        $    403,992
      Interest** ......................................................         36,537            119,057              21,720
      Less: Foreign taxes withheld ....................................          --                  (175)             (1,258)

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .......................................................        229,151            747,895             424,454
------------------------------------------------------------------------------------------------------------------------------------


   EXPENSES:
      Advisory and administration fees ................................        126,250            482,761              86,341
      Distribution fees (Notes 4 & 8)
         Class A ......................................................          7,412            109,622               --
         Class B ......................................................          4,649            156,550               --
         Class C ......................................................          8,081             24,184               --
      Blue Sky fees ...................................................         36,903             38,881              13,303
      Transfer agent fees .............................................         12,109             67,008              21,613
      Trustees fees ...................................................            372              1,398                 642
      Custody and accounting expenses .................................          3,904             12,201               6,712
      Professional fees ...............................................          3,314             12,483               5,745
      Registration expenses ...........................................          1,110              4,176               1,924
      Amortization of deferred organization expenses ..................          --                 --                  --
      Other expenses ..................................................          2,395              9,012               4,150

------------------------------------------------------------------------------------------------------------------------------------

   TOTAL EXPENSES BEFORE WAIVER .......................................        206,499            918,276             140,430
      Less: Expenses Waived or borne by the adviser ...................        (22,528)           (17,163)            (14,724)

------------------------------------------------------------------------------------------------------------------------------------

      Net expenses ....................................................        183,971            901,113             125,706
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .......................................         45,180           (153,218)            298,748
------------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ..................................................       (177,400)          (209,942)         (1,301,699)
         Futures ......................................................         11,495              --               (199,317)
         Foreign Currency related transactions ........................          --                 --                  --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ..................................................     (1,331,588)        (4,673,660)         (5,156,964)
         Futures ......................................................        (19,400)             --                (70,545)
         Foreign currency related transactions ........................          --                 --                  --

------------------------------------------------------------------------------------------------------------------------------------

      Net realized and unrealized gain (loss)
         on investments ...............................................     (1,516,893)        (4,883,602)         (6,728,525)
------------------------------------------------------------------------------------------------------------------------------------


   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .................................................    $(1,471,713)       $(5,036,820)        $(6,429,777)
------------------------------------------------------------------------------------------------------------------------------------


                                                                         GE                GE                 GE                GE
                                                                     GLOBAL     INTERNATIONAL             EUROPE           PREMIER
                                                                     EQUITY            EQUITY             EQUITY            GROWTH
                                                                       FUND              FUND               FUND       EQUITY FUND
INVESTMENT INCOME
   INCOME:
      Dividends .............................................  $    754,022        $ 1,110,643      $    227,415      $   1,293,570
      Interest** ............................................        70,401            122,239            12,439            242,734
      Less: Foreign taxes withheld ..........................       (39,910)          (113,072)          (24,324)            (8,647)

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .............................................       784,513          1,119,810           215,530          1,527,657
------------------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
      Advisory and administration fees ......................       377,047            489,155           122,934          1,354,309
      Distribution fees (Notes 4 & 8)
         Class A ............................................        86,895             70,970             5,199            317,945
         Class B ............................................        12,661             11,007             2,494            341,251
         Class C ............................................         3,428              4,146               962             87,518
      Blue Sky fees .........................................        37,809             46,237            37,216             38,774
      Transfer agent fees ...................................        51,173            103,352             8,931            226,302
      Trustees fees .........................................         1,380              1,639               288              5,074
      Custody and accounting expenses .......................        15,841             18,578             3,193             49,800
      Professional fees .....................................        12,326             14,622             2,592             45,315
      Registration expenses .................................         4,125              4,895               865             15,162
      Amortization of deferred organization expenses ........         --                 --                --                   380
      Other expenses ........................................         8,902             10,559             1,872             32,726

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER .............................       611,587            775,160           186,546          2,514,556
      Less: Expenses Waived or borne by the adviser .........         --               (23,336)          (21,110)             --

------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ..........................................       611,587            751,824           165,436          2,514,556
------------------------------------------------------------------------------------------------------------------------------------

   NET INVESTMENT INCOME (LOSS) .............................       172,926            367,986            50,094           (986,899)
------------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ........................................    (6,623,186)       (11,576,348)       (2,758,132)       (11,492,645)
         Futures ............................................         --                 --                --              (872,985)
         Foreign Currency related transactions ..............       (11,804)            10,904            (3,107)             --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ........................................    (1,077,378)         4,076,190           604,654        (30,594,046)
         Futures ............................................         --                 --                --                 5,200
         Foreign currency related transactions ..............           652              1,056               917              --

------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments .....................................    (7,711,716)        (7,488,198)       (2,155,668)       (42,954,476)
------------------------------------------------------------------------------------------------------------------------------------

   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................   $(7,538,790)       $(7,120,212)      $(2,105,574)      $(43,941,375)
------------------------------------------------------------------------------------------------------------------------------------


 STATEMENTS OF OPERATIONS                                                            GE                   GE               GE
                                                                                PREMIER              PREMIER          PREMIER
 FOR THE YEAR ENDED                                                            RESEARCH        INTERNATIONAL            VALUE
 SEPTEMBER 30, 2002                                                         EQUITY FUND          EQUITY FUND      EQUITY FUND

INVESTMENT INCOME
   INCOME:
      Dividends .......................................................    $     140,062        $    156,918      $    369,299
      Interest** ......................................................            8,777               2,616            12,786
      Less: Foreign taxes withheld ....................................             (140)            (16,400)               --

-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .......................................................          148,699             143,134           382,085
-----------------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
      Advisory and administration fees ................................           75,586              60,374            99,107
      Distributors Fees (Notes 4 & 8)
         Class A ......................................................           25,386              18,056            38,343
         Class B ......................................................            3,244               1,027             6,373
         Class C ......................................................            1,182                 816             2,091
      Blue Sky fees ...................................................           36,556              36,560            36,550
      Transfer agent fees .............................................            8,156               5,716            12,509
      Trustees fees ...................................................              277                 193               420
      Custody and accounting expenses .................................            3,125               2,178             4,633
      Professional fees ...............................................            2,493               1,730             3,763
      Registration expenses ...........................................              836                 577             1,259
      Other expenses ..................................................            1,799               1,248             2,719

-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER .......................................          158,640             128,475           207,767
      Less: Expenses Waived or borne by the adviser ...................          (27,466)            (30,141)          (22,596)

-----------------------------------------------------------------------------------------------------------------------------------
      Net expenses ....................................................          131,174              98,334           185,171
-----------------------------------------------------------------------------------------------------------------------------------

   NET INVESTMENT INCOME (LOSS) .......................................           17,525              44,800           196,914
-----------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN ( LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ..................................................       (2,223,166)         (2,147,030)         (851,765)
         Futures ......................................................           (1,865)                 --                --
         Written options ..............................................               --                  --                --
         Swaps ........................................................               --                  --                --
         Foreign Currency related transactions ........................               --              (4,885)               --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ..................................................          143,437             269,074        (2,891,492)
         Futures ......................................................               --                  --                --
         Foreign currency related transactions ........................               --               1,204                --

-----------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments ...............................................       (2,081,594)         (1,881,637)       (3,743,257)
-----------------------------------------------------------------------------------------------------------------------------------

   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .................................................      $(2,064,069)        $(1,836,837)      $(3,546,343)
-----------------------------------------------------------------------------------------------------------------------------------

  *GE Money Market is a no load fund offering only one class of shares to all investors.
 **Income attributable to security lending activity, net of rebate expenses, for the GE Premier Research Equity Fund, GE Premier Value Equity Fund, GE Fixed Income Fund, GE Government Securities and GE Short-Term Government was $37,120, $5,541, $7,708, $180,217, $259,503 and $25,751, respectively.


---------------
See Notes to Financial Statements.


                                                                      GE                 GE                 GE
                                                                    FIXED         GOVERNMENT          SHORT-TERM                GE
                                                                   INCOME         SECURITIES          GOVERNMENT        TAX-EXEMPT
                                                                     FUND               FUND                FUND              FUND
INVESTMENT INCOME
   INCOME:
      Dividends .........................................  $      61,290        $        --         $        --       $       --
      Interest** ........................................     11,341,387         11,029,536           2,472,203         1,727,207
      Less: Foreign taxes withheld ......................             --                 --                  --                --

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .........................................     11,402,677         11,029,536           2,472,203         1,727,207
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ..................        782,527            912,094             143,926           128,808
      Distributors Fees (Notes 4 & 8)
         Class A ........................................        346,301            470,665              99,201            75,751
         Class B ........................................         26,783            328,757              14,735            39,465
         Class C ........................................          7,747              4,646              16,922            10,873
      Blue Sky fees .....................................         39,082             46,710              39,809            37,091
      Transfer agent fees ...............................        237,412            170,717              37,503            27,674
      Trustees fees .....................................          5,975              6,709                 905               891
      Custody and accounting expenses ...................         60,603             72,546               6,082             8,049
      Professional fees .................................         53,374             59,915               8,070             7,946
      Registration expenses .............................         17,859             20,049               2,701             2,657
      Other expenses ....................................         38,544             44,946               5,829             5,738

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER .........................      1,616,207          2,137,754             375,683           344,943
      Less: Expenses Waived or borne by the adviser .....        (45,221)             --                (39,106)           (6,036)

------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ......................................      1,570,986          2,137,754             336,577           338,907
------------------------------------------------------------------------------------------------------------------------------------

   NET INVESTMENT INCOME (LOSS) .........................      9,831,691          8,891,782           2,135,626         1,388,300
------------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN ( LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ....................................      3,062,897         10,006,409             160,301             3,068
         Futures ........................................        (58,148)           (14,723)                 --                --
         Written options ................................         15,841             15,973                  --                --
         Swaps ..........................................        286,606                 --                  --                --
         Foreign Currency related transactions ..........             --                 --                  --                --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ....................................      2,673,081            312,649             487,762         1,709,604
         Futures ........................................             --             10,409                  --                --
         Foreign currency related transactions ..........             --                 --                  --                --

------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments .................................      5,980,277         10,330,717             648,063         1,712,672
------------------------------------------------------------------------------------------------------------------------------------

   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ...................................    $15,811,968        $19,222,499          $2,783,689        $3,100,972
------------------------------------------------------------------------------------------------------------------------------------



                                                                                        GE               GE
                                                                     GE          STRATEGIC             MONEY
                                                             HIGH YIELD         INVESTMENT            MARKET
                                                                   FUND               FUND             FUND*
INVESTMENT INCOME
   INCOME:
      Dividends .........................................   $    154,424     $   1,616,255     $          --
      Interest** ........................................      2,229,780         4,615,072         5,738,777
      Less: Foreign taxes withheld ......................             --           (71,609)               --

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .........................................      2,384,204         6,159,718         5,738,777
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ..................        164,902           783,975           697,114
      Distributors Fees (Notes 4 & 8)
         Class A ........................................         16,871           277,445                --
         Class B ........................................         14,954           185,967                --
         Class C ........................................          4,468            29,400                --
      Blue Sky fees .....................................         37,297            38,510            25,012
      Transfer agent fees ...............................         20,910           325,553           240,060
      Trustees fees .....................................            745             5,756             8,070
      Custody and accounting expenses ...................          8,110            61,983            88,468
      Professional fees .................................          6,658            51,418            72,084
      Registration expenses .............................          2,230            17,206            24,119
      Other expenses ....................................          4,811            37,131            52,056

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER .........................        281,956         1,814,344         1,206,983
      Less: Expenses Waived or borne by the adviser .....        (29,276)               --                --

------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ......................................        252,680         1,814,344         1,206,983
------------------------------------------------------------------------------------------------------------------------------------

   NET INVESTMENT INCOME (LOSS) .........................      2,131,524         4,345,374         4,531,794
------------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN ( LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ....................................     (2,645,275)         (592,937)               --
         Futures ........................................             --          (150,173)               --
         Written options ................................             --             7,266                --
         Swaps ..........................................             --           165,765                --
         Foreign Currency related transactions ..........       (110,826)           (9,054)               --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ....................................     (1,561,479)      (19,596,387)               --
         Futures ........................................             --          (120,188)               --
         Foreign currency related transactions ..........         24,920             1,381                --

------------------------------------------------------------------------------------------------------------------------------------

      Net realized and unrealized gain (loss)
         on investments .................................     (4,292,660)      (20,294,327)               --
------------------------------------------------------------------------------------------------------------------------------------

   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ...................................    $(2,161,136)     $(15,948,953)       $4,531,794
------------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES                                          GE                            GE
IN NET ASSETS                                                 U.S.                        VALUE
                                                            EQUITY                       EQUITY
                                                              FUND                         FUND
                                                    YEAR ENDED   YEAR ENDED     YEAR ENDED    YEAR ENDED
                                                    SEPTEMBER    SEPTEMBER      SEPTEMBER      SEPTEMBER
                                                    30, 2002      30, 2001       30, 2002       30, 2001
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ............... $  3,862,182  $  3,670,803   $   374,827    $   108,852
     Net realized gain (loss) on investments,
       futures, written options, foreign
       currency transactions and swaps ..........  (28,833,398)   18,612,875      (654,618)       315,881
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written options,
       foreign currency translation .............  (90,272,822) (156,855,387)  (13,090,524)   (16,189,054)

----------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations .... (115,244,038) (134,571,709)  (13,370,315)   (15,764,321)
----------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A ..................................   (1,018,995)   (1,443,223)     (102,593)            --
       Class B ..................................           --            --            --             --
       Class C ..................................           --            --            --             --
       Class Y ..................................   (1,759,125)   (2,289,407)      (27,409)            --
     Net realized gains
       Class A ..................................   (2,914,538)  (23,083,433)     (169,400)    (2,823,592)
       Class B ..................................     (346,627)   (2,840,570)      (96,653)    (2,736,439)
       Class C ..................................      (54,190)     (312,297)       (3,712)       (53,377)
       Class Y ..................................   (2,802,006)  (22,080,759)      (19,108)      (244,481)
     Return of capital
       Class A ..................................           --            --            --             --
       Class B ..................................           --            --            --             --
       Class C ..................................           --            --            --             --
       Class Y ..................................           --            --            --             --

----------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..........................   (8,895,481)  (52,049,689)     (418,875)    (5,857,889)
----------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
    operations and distributions ................ (124,139,519) (186,621,398)  (13,789,190)   (21,622,210)
----------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ..................................   99,359,699    68,910,298    15,420,752     20,468,048
       Class B ..................................    3,866,022     5,185,275     1,445,479      2,868,437
       Class C ..................................    2,835,773     2,273,813       612,296        442,951
       Class Y ..................................   49,230,206    45,075,854        58,553      2,985,186
     Value of distributions reinvested
       Class A ..................................    3,845,671    24,081,018       259,359      2,718,788
       Class B ..................................      332,417     2,670,417        94,324      2,672,253
       Class C ..................................       52,208       312,302         3,647         53,729
       Class Y ..................................    4,523,664    24,250,796        46,520        244,478
     Cost of shares redeemed
       Class A ..................................  (76,601,182) (105,924,249)   (8,668,807)    (9,308,779)
       Class B ..................................  (11,134,866)   (8,252,543)  (12,432,215)   (14,123,032)
       Class C ..................................   (1,985,339)     (854,557)     (256,885)      (120,186)
       Class Y ..................................  (41,693,922)  (71,144,616)     (720,006)       (10,984)

----------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share
        transactions ............................   32,630,351   (13,416,192)   (4,136,983)     8,890,889
----------------------------------------------------------------------------------------------------------


   TOTAL INCREASE (DECREASE) IN NET ASSETS ......  (91,509,168) (200,037,590)  (17,926,173)   (12,731,321)
NET ASSETS
     Beginning of period ........................  614,374,332   814,411,922    80,843,998     93,575,319

----------------------------------------------------------------------------------------------------------
     End of period .............................. $522,865,164  $614,374,332   $62,917,825    $80,843,998
----------------------------------------------------------------------------------------------------------

 UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
  INVESTMENT INCOME, END OF PERIOD .............. $  4,355,551  $  3,271,005   $   445,207    $   198,496




STATEMENTS OF CHANGES                                             GE                              GE
IN NET ASSETS                                                MID-CAP                         MID-CAP
                                                              GROWTH                    VALUE EQUITY
                                                                FUND                            FUND
                                                     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                     SEPTEMBER      SEPTEMBER      SEPTEMBER     SEPTEMBER
                                                      30, 2002       30, 2001       30, 2002      30, 2001
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ...............   $  (221,233)   $  (103,777)   $    45,180    $    57,288
     Net realized gain (loss) on investments,
       futures, written options, foreign
       currency transactions and swaps ..........      (863,384)       238,130      (165,905)        202,139
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written options,
       foreign currency translation .............    (3,662,346)    (8,859,063)    (1,350,988)    (1,084,728)

--------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ....    (4,746,963)    (8,724,710)    (1,471,713)      (825,301)
--------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A ..................................            --             --        (14,092)            --
       Class B ..................................            --             --             --             --
       Class C ..................................            --             --             --             --
       Class Y ..................................            --             --        (87,322)       (20,471)
     Net realized gains
       Class A ..................................            --     (2,503,902)       (34,850)       (10,083)
       Class B ..................................            --     (1,704,824)        (6,686)        (1,767)
       Class C ..................................            --        (24,835)       (12,545)        (3,884)
       Class Y ..................................            --         (2,192)      (158,746)       (61,721)
     Return of capital
       Class A ..................................            --       (128,900)            --             --
       Class B ..................................            --        (87,764)            --             --
       Class C ..................................            --         (1,278)            --             --
       Class Y ..................................            --           (113)            --             --

--------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..........................            --     (4,453,808)      (314,241)       (97,926)
--------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
    operations and distributions ................    (4,746,963)   (13,178,518)    (1,785,954)      (923,227)
--------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ..................................     9,467,285     10,170,789      2,177,926        735,763
       Class B ..................................       369,064        854,594        108,233        229,911
       Class C ..................................       103,980        143,534         48,095        323,273
       Class Y ..................................        40,800      2,050,642             --     12,411,755
     Value of distributions reinvested
       Class A ..................................            --      2,605,658         48,049         10,016
       Class B ..................................            --      1,748,403          6,685          1,766
       Class C ..................................            --         26,430         12,545          3,883
       Class Y ..................................            --          2,305        246,075         82,186
     Cost of shares redeemed
       Class A ..................................    (6,294,812)    (6,650,932)      (953,680)      (342,448)
       Class B ..................................    (4,948,060)    (4,588,681)       (83,608)       (57,723)
       Class C ..................................       (20,045)       (27,281)       298,935)       (49,518)
       Class Y ..................................       (14,290)    (2,000,526)            --    (12,411,755)

--------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share
        transactions ............................    (1,296,078)     4,334,935      1,311,385        937,109
--------------------------------------------------------------------------------------------------------------


   TOTAL INCREASE (DECREASE) IN NET ASSETS ......    (6,043,041)    (8,843,583)      (474,569)        13,882
NET ASSETS
     Beginning of period ........................    32,206,171     41,049,754     13,803,715     13,789,833

--------------------------------------------------------------------------------------------------------------
     End of period ..............................   $26,163,130    $32,206,171    $13,329,146    $13,803,715
--------------------------------------------------------------------------------------------------------------

 UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
  INVESTMENT INCOME, END OF PERIOD ..............   $        --    $   140,395    $    38,363    $    94,504



* GE S&P 500 Index Fund is a no load fund offering only one class of shares to all investors.


----------------
See Notes to Financial Statements.


STATEMENTS OF CHANGES                                            GE                         GE
IN NET ASSETS                                             SMALL-CAP                    S&P 500
                                                       VALUE EQUITY                      INDEX
                                                               FUND                      FUND*
                                                  YEAR ENDED    YEAR ENDED      YEAR ENDED    YEAR ENDED
                                                  SEPTEMBER      SEPTEMBER      SEPTEMBER      SEPTEMBER
                                                  30, 2002       30, 2001       30, 2002       30, 2001
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) .............. $  (153,218)   $   120,366    $   298,748    $   267,299
     Net realized gain (loss) on investments,
       futures, written options, foreign
       currency transactions and swaps .........    (209,942)     8,031,463     (1,501,016)      (469,545)
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written options,
       foreign currency translation ............  (4,673,660)    (5,597,572)    (5,227,509)    (8,190,180)

------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ...  (5,036,820)     2,554,257     (6,429,777)    (8,392,426)
------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A .................................    (132,852)            --       (275,002)      (200,000)
       Class B .................................          --             --             --             --
       Class C .................................      (1,692)            --             --             --
       Class Y .................................     (37,702)            --             --             --
     Net realized gains
       Class A .................................  (4,999,484)    (1,017,331)            --             --
       Class B .................................  (2,015,228)      (413,166)            --             --
       Class C .................................    (126,986)        (5,735)            --             --
       Class Y .................................    (832,690)      (376,934)            --             --
     Return of capital
       Class A .................................          --             --             --             --
       Class B .................................          --             --             --             --
       Class C .................................          --             --             --             --
       Class Y .................................          --             --             --             --

------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .........................  (8,146,634)    (1,813,166)      (275,002)      (200,000)
------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
    operations and distributions ............... (13,183,454)       741,091     (6,704,779)    (8,592,426)
------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .................................  41,542,173     31,201,645      8,385,573      5,660,496
       Class B .................................   6,509,715     10,807,624             --             --
       Class C .................................   5,443,748        299,595             --             --
       Class Y .................................   5,804,423      1,731,253             --             --
     Value of distributions reinvested
       Class A .................................   5,066,778      1,011,725        268,227        195,959
       Class B .................................   1,975,724        410,019             --             --
       Class C .................................     128,560          5,733             --             --
       Class Y .................................     870,394        376,932             --             --
     Cost of shares redeemed
       Class A ................................. (26,739,207)   (28,879,492)    (3,124,468)    (1,103,112)
       Class B .................................  (2,769,898)    (9,775,835)            --             --
       Class C .................................    (294,506)          (868)            --             --
       Class Y .................................  (2,647,652)    (7,517,505)            --             --

------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share
        transactions ...........................  34,890,252       (329,174)     5,529,332      4,753,343
------------------------------------------------------------------------------------------------------------


   TOTAL INCREASE (DECREASE) IN NET ASSETS .....  21,706,798        411,917     (1,175,447)    (3,839,083)
NET ASSETS
     Beginning of period .......................  52,585,222     52,173,305     24,694,687     28,533,770

------------------------------------------------------------------------------------------------------------
     End of period ............................. $74,292,020    $52,585,222    $23,519,240    $24,694,687
------------------------------------------------------------------------------------------------------------

 UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
  INVESTMENT INCOME, END OF PERIOD ............. $    11,058    $   230,703    $   227,001    $   203,413





STATEMENTS OF CHANGES                                             GE                                GE
IN NET ASSETS                                                 GLOBAL                     INTERNATIONAL
                                                              EQUITY                            EQUITY
                                                                FUND                              FUND
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                     SEPTEMBER      SEPTEMBER        SEPTEMBER      SEPTEMBER
                                                     30, 2002        30, 2001         30, 2002       30, 2001
--------------------------------------------------------------------------------- -------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ................. $   172,926    $    274,016    $    367,986    $   649,008
     Net realized gain (loss) on investments,
       futures, written options, foreign
       currency transactions and swaps ............  (6,634,990)     (1,956,032)    (11,565,444)    (4,345,062)
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written options,
       foreign currency translation ...............  (1,076,726)    (17,012,660)      4,077,246    (21,065,021)

-----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ......  (7,538,790)    (18,694,676)     (7,120,212)   (24,761,075)
-----------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A ....................................    (129,118)             --        (222,998)            --
       Class B ....................................          --              --              --             --
       Class C ....................................          --              --              --             --
       Class Y ....................................     (91,922)             --        (308,948)            --
     Net realized gains
       Class A ....................................     (49,721)     (8,202,568)             --     (3,771,329)
       Class B ....................................      (1,871)       (406,056)             --       (179,278)
       Class C ....................................        (396)        (30,812)             --        (28,567)
       Class Y ....................................     (17,207)     (4,823,066)             --     (3,685,789)
     Return of capital
       Class A ....................................          --              --              --             --
       Class B ....................................          --              --              --             --
       Class C ....................................          --              --              --             --
       Class Y ....................................          --              --              --             --

-----------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ............................    (290,235)    (13,462,502)       (531,946)    (7,664,963)
-----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
    operations and distributions ..................  (7,829,025)    (32,157,178)     (7,652,158)   (32,426,038)
-----------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .................................... 102,875,535     235,001,363     262,761,528    335,348,425
       Class B ....................................     106,022         143,312         301,450        200,046
       Class C ....................................     137,179       1,082,879       1,026,968         81,937
       Class Y ....................................   2,318,093       4,204,680      26,322,635     24,141,538
     Value of distributions reinvested
       Class A ....................................     159,156       7,862,365         209,548      3,665,264
       Class B ....................................       1,826         397,227              --        178,413
       Class C ....................................         395          30,754              --         28,564
       Class Y ....................................     109,125       4,823,070         308,956      3,685,781
     Cost of shares redeemed
       Class A ....................................(114,623,734)   (229,982,758)   (275,147,389)  (332,405,894)
       Class B ....................................    (310,856)       (639,197)       (479,763)      (305,483)
       Class C ....................................     (43,419)       (934,750)       (785,440)       (12,503)
       Class Y ....................................  (2,418,477)    (16,262,907)    (27,439,596)   (16,292,235)

-----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share
        transactions .............................. (11,689,155)      5,726,038     (12,921,103)    18,313,853
-----------------------------------------------------------------------------------------------------------------


   TOTAL INCREASE (DECREASE) IN NET ASSETS ........ (19,518,180)    (26,431,140)    (20,573,261)   (14,112,185)
NET ASSETS
     Beginning of period ..........................  56,873,722      83,304,862      66,521,659     80,633,844

-----------------------------------------------------------------------------------------------------------------
     End of period ................................ $37,355,542    $ 56,873,722    $ 45,948,398    $66,521,659
-----------------------------------------------------------------------------------------------------------------

 UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
  INVESTMENT INCOME, END OF PERIOD ................ $   224,804    $285,951        $    415,079    $   568,135






STATEMENTS OF CHANGES                                             GE                               GE
IN NET ASSETS                                                 EUROPE                          PREMIER
                                                              EQUITY                           GROWTH
                                                                FUND                      EQUITY FUND
                                                    YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                    SEPTEMBER       SEPTEMBER      SEPTEMBER        SEPTEMBER
                                                    30, 2002        30, 2001        30, 2002         30, 2001
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ................ $     50,094    $    68,591    $   (986,899)   $   (917,248)
     Net realized gain (loss) on investments,
       futures, written options, foreign
       currency transactions and swaps ...........   (2,761,239)    (1,194,126)    (12,365,630)      6,575,602
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written options,
       foreign currency translation ..............      605,571     (3,956,831)    (30,588,846)    (62,748,763)

-----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations .....  (2,105,574)     (5,082,366)    (43,941,375)    (57,090,409)
-----------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A ...................................       (6,956)            --              --              --
       Class B ...................................           --             --              --              --
       Class C ...................................           --             --              --              --
       Class Y ...................................      (70,389)            --              --              --
     Net realized gains
       Class A ...................................           --       (418,292)     (3,499,630)     (6,760,834)
       Class B ...................................           --        (48,768)     (1,085,463)     (2,230,371)
       Class C ...................................           --        (23,931)       (124,865)       (170,920)
       Class Y ...................................           --     (1,727,651)     (1,464,120)     (1,977,311)
     Return of capital
       Class A ...................................           --             --              --              --
       Class B ...................................           --             --              --              --
       Class C ...................................           --             --              --              --
       Class Y ...................................           --             --              --              --

-----------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...........................      (77,345)    (2,218,642)     (6,174,078)    (11,139,436)
-----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
    operations and distributions .................   (2,182,919)    (7,301,008)    (50,115,453)    (68,229,845)
-------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ...................................    4,130,817      4,011,433      81,627,942      38,112,205
       Class B ...................................       17,025         28,212       5,203,636       7,441,660
       Class C ...................................    1,066,706            798      15,622,028       2,440,328
       Class Y ...................................           --             --      21,085,392      41,724,728
     Value of distributions reinvested
       Class A ...................................        6,747        411,485       3,406,223       6,644,670
       Class B ...................................           --         48,764       1,029,542       2,139,343
       Class C ...................................           --         23,928         123,585         171,178
       Class Y ...................................       70,387      1,727,653       1,464,122       1,977,317
     Cost of shares redeemed
       Class A ...................................   (4,262,080)    (4,015,533)    (32,270,315)    (29,000,977)
       Class B ...................................      (14,726)       (17,312)     (6,790,037)     (5,614,952)
       Class C ...................................   (1,086,403)       (61,259)     (1,900,591)       (533,049)
       Class Y ...................................           --         (3,890)    (11,665,317)    (15,572,358)

-----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share
        transactions .............................      (71,527)     2,154,279      76,936,210      49,930,093
-----------------------------------------------------------------------------------------------------------------


   TOTAL INCREASE (DECREASE) IN NET ASSETS .......   (2,254,446)    (5,146,729)     26,820,757     (18,299,752)
NET ASSETS
     Beginning of period .........................   11,339,148     16,485,877     187,973,868     206,273,620

-----------------------------------------------------------------------------------------------------------------
     End of period ............................... $  9,084,702    $11,339,148    $214,794,625    $187,973,868
-----------------------------------------------------------------------------------------------------------------

 UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
  INVESTMENT INCOME, END OF PERIOD ............... $     67,067    $    97,425    $         --    $         --


                                                 GE                      GE                     GE                        GE
 STATEMENTS OF CHANGES                         U.S.                   VALUE                 MID-CAP                    MID-CAP
 IN NET ASSETS  (CONTINUED)                  EQUITY                  EQUITY                  GROWTH               VALUE EQUITY
 CHANGES IN FUND SHARES                        FUND                    FUND                    FUND                       FUND
------------------------------------------------------------------------------------------------------------------------------------
                                      YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                      SEPTEMBER   SEPTEMBER   SEPTEMBER   SEPTEMBER   SEPTEMBER   SEPTEMBER   SEPTEMBER   SEPTEMBER
                                       30, 2002    30, 2001    30, 2002    30, 2001    30, 2002    30, 2001    30, 2002    30, 2001
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold ........................  3,826,767   2,350,051   1,465,791   1,758,249     971,580     962,447     200,646      65,635
Issued for distribution reinvested .    139,999     794,742      23,773     226,944          --     241,265       4,628         935
Shares redeemed .................... (3,011,567) (3,595,943)   (856,320)   (804,866)   (648,917)   (648,673)    (91,619)    (31,743)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 fund shares .......................    955,199    (451,150)    633,244   1,180,327     322,663     555,039     113,655      34,827
------------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold ........................    156,621     184,461     147,019     252,058      43,111      86,206      10,161      21,409
Issued for distribution reinvested .     12,601      91,347       8,983     230,367          --     175,542         625         167
Shares redeemed ....................   (459,134)   (296,977) (1,239,328) (1,264,375)   (567,778)   (469,807)     (7,883)     (5,671)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 fund shares .......................   (289,912)    (21,169) (1,083,326)   (781,950)   (524,667)   (208,059)      2,903      15,905
------------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold ........................    116,984      81,222      62,256      39,009      12,423      14,548       4,460      30,263
Issued for distribution reinvested .      1,994      10,765         348       4,628          --       2,656       1,179         368
Shares redeemed ....................    (82,278)    (31,220)    (25,622)    (10,533)     (2,787)     (2,898)    (27,183)     (4,672)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  fund shares ......................     36,700      60,767      36,982      33,104       9,636      14,306     (21,544)     25,959
------------------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold ........................  1,956,568   1,539,435       5,199     234,596       3,971     182,899          --   1,042,991
Issued for distribution reinvested .    165,399     804,071       4,038      19,326          --         199      22,680       7,667
Shares redeemed .................... (1,653,017) (2,439,762)    (61,075)       (863)     (1,434)   (180,008)         --  (1,043,005)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  fund shares ......................    468,950     (96,256)    (51,838)    253,059       2,537       3,090      22,680       7,653
------------------------------------------------------------------------------------------------------------------------------------

+ GE S&P 500 Index Fund is a no load fund offering only one class of shares to all investors.

---------
See Notes to Financial Statements.


                                                        GE                    GE                     GE
 STATEMENTS OF CHANGES                           SMALL-CAP               S&P 500                GLOBAL
 IN NET ASSETS  (CONTINUED)                   VALUE EQUITY                 INDEX                EQUITY
 CHANGES IN FUND SHARES                               FUND                 FUND+                  FUND
-----------------------------------------------------------------------------------------------------------------
                                         YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED
                                         SEPTEMBER   SEPTEMBER   SEPTEMBER   SEPTEMBER   SEPTEMBER    SEPTEMBER
                                          30, 2002    30, 2001    30, 2002   30, 2001     30, 2002     30, 2001
-----------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold ........................     3,084,494   2,164,288   1,149,553     669,500   6,009,189   11,837,244
Issued for distribution reinvested .       382,110      78,065      33,403      20,693       8,764      359,213
Shares redeemed ....................    (1,984,968) (1,996,709)   (448,193)   (135,372) (6,648,425) (11,482,579)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 fund shares .......................     1,481,636     245,644     734,763     554,821    (630,472)     713,878
-----------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold ........................       502,342     766,271          --          --       6,752        6,864
Issued for distribution reinvested .       152,448      32,158          --          --         107       19,245
Shares redeemed ....................      (213,325)   (691,563)         --          --     (19,724)     (32,711)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 fund shares .......................       441,465     106,866          --          --     (12,865)      (6,602)
-----------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold ........................       429,473      21,550          --          --       8,417       45,874
Issued for distribution reinvested .         9,943         450          --          --          23        1,491
Shares redeemed ....................       (24,091)        (66)         --          --      (2,942)     (36,322)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  fund shares ......................       415,325      21,934          --          --       5,498       11,043
-----------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold ........................       461,467     126,209          --          --     135,971      188,666
Issued for distribution reinvested .        65,198      28,928          --          --       5,996      219,530
Shares redeemed ....................      (196,173)   (529,916)         --          --    (144,360)    (760,779)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  fund shares ......................       330,492    (374,779)         --          --      (2,393)    (352,583)
-----------------------------------------------------------------------------------------------------------------



                                                         GE                    GE                       GE
 STATEMENTS OF CHANGES                        INTERNATIONAL                EUROPE                  PREMIER
 IN NET ASSETS  (CONTINUED)                          EQUITY                EQUITY                   GROWTH
 CHANGES IN FUND SHARES                                FUND                  FUND              EQUITY FUND
------------------------------------------------------------------------------------------------------------------
                                          YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED  YEAR ENDED
                                          SEPTEMBER    SEPTEMBER   SEPTEMBER   SEPTEMBER    SEPTEMBER   SEPTEMBER
                                           30, 2002     30, 2001    30, 2002    30, 2001     30, 2002    30, 2001
------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold ........................     21,850,700   22,605,139     523,513     426,802    3,577,541   1,377,399
Issued for distribution reinvested .         16,422      224,312         818      38,819      130,607     226,705
Shares redeemed ....................    (22,572,681) (22,116,155)   (538,006)   (423,325)  (1,424,007) (1,087,025)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 fund shares .......................       (705,559)     713,296     (13,675)     42,296    2,284,141     517,079
------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold ........................         26,619       14,498       2,308       2,668      231,975     271,914
Issued for distribution reinvested .             --       11,518          --       4,649       41,018      75,197
Shares redeemed ....................        (42,388)     (21,256)     (1,933)     (1,740)    (309,731)   (214,924)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 fund shares .......................        (15,769)       4,760         375       5,577      (36,738)    132,187
------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold ........................         92,759        5,731     144,132         648      692,149      92,119
Issued for distribution reinvested .             --        1,844          --       2,298        4,924       6,017
Shares redeemed ....................        (70,299)        (935)   (144,223)     (6,558)     (85,703)    (20,633)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  fund shares ......................         22,460        6,640         (91)     (3,612)     611,370      77,503
------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold ........................      2,220,607    1,538,852          --          --      916,543   1,505,379
Issued for distribution reinvested .         23,969      223,110       8,511     162,373       55,586      66,982
Shares redeemed ....................     (2,264,626)  (1,087,737)         --        (347)    (498,078)   (559,837)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  fund shares ......................        (20,050)     674,225       8,511     162,026      474,051   1,012,524
------------------------------------------------------------------------------------------------------------------


                                                      GE                        GE                   GE
                                                 PREMIER                   PREMIER               PREMIER
 STATEMENTS OF CHANGES                          RESEARCH             INTERNATIONAL                 VALUE
 IN NET ASSETS                               EQUITY FUND               EQUITY FUND           EQUITY FUND
----------------------------------------------------------------------------------------------------------------
                                       YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED    YEAR ENDED
                                        SEPTEMBER   SEPTEMBER   SEPTEMBER   SEPTEMBER   SEPTEMBER     SEPTEMBER
                                         30, 2002    30, 2001    30, 2002    30, 2001    30, 2002      30, 2001
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)    $    17,525 $    (9,166) $   44,800  $   70,961  $  196,914    $  141,660
     Net realized gain (loss) on
       investments, futures,
       written options, foreign
      currency transactions and swaps  (2,225,031) (1,780,802) (2,151,915) (1,941,697)   (851,765)      117,083
     Net increase (decrease) in
       unrealized appreciation/
       (depreciation) on investments,
       futures, written, options,
       foreign currency translation       143,437  (1,645,901)    270,278  (1,604,535) (2,891,492)   (1,919,151)
----------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
      from operations                  (2,064,069) (3,435,869) (1,836,837) (3,475,271) (3,546,343)   (1,660,408)
----------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                 --      (9,329)    (74,859)   (112,963)   (111,748)     (112,327)
       Class B                                 --          --          --      (1,227)     (1,094)       (1,927)
       Class C                                 --          --        (225)       (559)       (122)         (438)
       Class Y                                 --        (211)       (796)     (1,070)     (1,018)       (1,012)
     Net realized gains
       Class A                                 --    (145,776)         --          --     (36,620)     (135,530)
       Class B                                 --      (4,320)         --          --      (1,584)       (3,135)
       Class C                                 --      (1,425)         --          --        (403)       (1,138)
       Class Y                                 --      (1,147)         --          --        (249)       (1,054)
     Return of capital
       Class A                                 --          --          --          --          --            --
       Class B                                 --          --          --          --          --            --
       Class C                                 --          --          --          --          --            --
       Class Y                                 --          --          --          --          --            --
----------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                         --    (162,208)    (75,880)   (115,819)   (152,838)     (256,561)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   operations and distributions        (2,064,069) (3,598,077) (1,912,717) (3,591,090) (3,699,181)   (1,916,969)
----------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                            987,981   1,620,540   5,014,863     964,214   2,832,638    16,191,153
       Class B                             38,242     238,106      34,782      15,002     204,614       610,482
       Class C                             31,510      14,381     161,489      27,524      81,339        62,582
       Class Y                                 --          --          --          --          --            --
     Value of distributions reinvested
       Class A                                 --     154,938      74,499     112,387     147,714       247,054
       Class B                                 --       3,872          --       1,078       2,246         4,657
       Class C                                 --       1,424         225         559         525         1,576
       Class Y                                 --       1,358         796       1,070       1,266         2,066
     Cost of shares redeemed
       Class A                         (1,085,381)   (863,134) (4,950,117)   (803,429) (1,695,012)  (12,926,195)
       Class B                            (69,681)    (37,084)    (25,246)    (66,914)   (238,295)      (88,337)
       Class C                                 --          --    (158,230)     (1,240)    (18,828)       (2,576)
       Class Y                                 --          --          --          --          --            --
----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
        shares transactions               (97,329)  1,134,401     153,061     250,251   1,318,207     4,102,462
----------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)
      IN NET ASSETS                    (2,161,398) (2,463,676) (1,759,656) (3,340,839) (2,380,974)    2,185,493
NET ASSETS
     Beginning of period               10,424,763  12,888,439   7,397,752  10,738,591  15,617,244    13,431,751
----------------------------------------------------------------------------------------------------------------
     End of period                    $ 8,263,365 $10,424,763  $5,638,096 $ 7,397,752 $13,236,270   $15,617,244
----------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN
  EXCESS OF) NET INVESTMENTS
  INCOME, END OF PERIOD               $    25,500   $   7,975 $    42,637 $    78,602  $  187,144  $    104,212





                                                   GE                           GE                        GE
                                                FIXED                   GOVERNMENT                SHORT-TERM
 STATEMENTS OF CHANGES                         INCOME                   SECURITIES                GOVERNMENT
 IN NET ASSETS                                   FUND                         FUND                      FUND
------------------------------------------------------------------------------------------------------------------------
                                         YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          SEPTEMBER     SEPTEMBER     SEPTEMBER     SEPTEMBER    SEPTEMBER    SEPTEMBER
                                           30, 2002      30, 2001      30, 2002      30, 2001     30, 2002     30, 2001
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)      $ 9,831,691   $10,460,221   $ 8,891,782   $12,529,695  $ 2,135,626  $ 2,572,602
     Net realized gain (loss) on
       investments, futures,
       written options, foreign
      currency transactions and swaps     3,307,196     5,211,509    10,007,659     5,083,141      160,301    1,189,396
     Net increase (decrease) in
       unrealized appreciation/
       (depreciation) on investments,
       futures, written, options,
       foreign currency translation       2,673,081     5,771,337       323,058     9,308,098      487,762      667,934
------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
      from operations                    15,811,968    21,443,067    19,222,499    26,920,934    2,783,689    4,429,932
------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                           (6,321,935)   (6,415,692)   (8,088,785)   (7,912,576)  (1,944,624)  (1,339,944)
       Class B                             (102,017)     (105,524)   (1,189,637)   (5,000,522)     (74,385)     (20,401)
       Class C                              (28,694)      (12,919)      (16,283)       (1,846)     (69,981)     (14,756)
       Class Y                           (3,573,891)   (4,376,368)           --            --     (123,005)  (1,189,692)
     Net realized gains
       Class A                                   --            --            --            --     (124,446)          --
       Class B                                   --            --            --            --       (4,785)          --
       Class C                                   --            --            --            --       (3,169)          --
       Class Y                                   --            --            --            --       (8,684)          --
     Return of capital
       Class A                                   --            --            --      (242,013)          --           --
       Class B                                   --            --            --      (152,945)          --           --
       Class C                                   --            --            --           (57)          --           --
       Class Y                                   --            --            --            --           --           --
------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                  (10,026,537)  (10,910,503)   (9,294,705)  (13,309,959)  (2,353,079)  (2,564,793)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   operations and distributions           5,785,431    10,532,564     9,927,794    13,610,975      430,610    1,865,139
------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                          100,753,713    81,388,862   128,983,442   208,814,030   49,520,881   39,602,509
       Class B                            1,470,740       723,184     1,547,920       795,530    2,553,701      736,708
       Class C                            1,574,154       116,264     2,718,404       107,866    3,345,702      896,942
       Class Y                           37,490,457    47,534,801            --            --    1,176,707      221,739
     Value of distributions reinvested
       Class A                            5,444,611     5,533,924     5,177,058     5,108,474    1,787,682    1,189,370
       Class B                               91,284        96,336       729,507     2,895,725       70,364       18,594
       Class C                               23,446        13,002        13,638         1,840       59,866       13,105
       Class Y                            3,582,613     4,379,364            --            --      131,008    1,117,468
     Cost of shares redeemed
       Class A                          (95,896,179)  (64,685,081) (113,865,259) (150,575,640) (25,369,002) (36,061,599)
       Class B                             (901,175)     (482,238)  (45,129,080)  (85,708,279)    (220,087)    (153,817)
       Class C                             (238,691)     (137,255)   (1,773,905)           (5)    (444,892)    (282,047)
       Class Y                          (34,976,130)  (36,513,399)          --             --     (249,635) (49,275,419)
------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
        shares transactions              18,418,843    37,967,764   (21,598,275)  (18,560,459)  32,362,295  (41,976,447)
------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)
      IN NET ASSETS                      24,204,274    48,500,328   (11,670,481)   (4,949,484)  32,792,905  (40,111,308)
NET ASSETS
     Beginning of period                210,844,765   162,344,437   233,455,225   238,404,709   31,730,486   71,841,794
------------------------------------------------------------------------------------------------------------------------
     End of period                     $235,049,039  $210,844,765  $221,784,744  $233,455,225  $64,523,391  $31,730,486
------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN
  EXCESS OF) NET INVESTMENTS
  INCOME, END OF PERIOD                  $  239,014    $  433,860   $  (157,198)   $ (196,515)  $   (3,837)  $   23,613

* GE Money Market Fund is a no load fund offering only one class of shares to all investors.

--------------------
See Notes to Financial Statements.



                                                    GE                          GE
 STATEMENTS OF CHANGES                      TAX-EXEMPT                  HIGH YIELD
 IN NET ASSETS                                    FUND                        FUND
-------------------------------------------------------------------------------------------------
                                        YEAR ENDED   YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         SEPTEMBER    SEPTEMBER      SEPTEMBER      SEPTEMBER
                                          30, 2002     30, 2001       30, 2002       30, 2001
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)      $1,388,300  $ 1,291,665    $ 2,131,524    $ 3,100,720
     Net realized gain (loss) on
       investments, futures,
       written options, foreign
       currency transactions and swaps       3,068      (23,565)    (2,756,101)      (369,550)
     Net increase (decrease) in
       unrealized appreciation/
       (depreciation) on investments,
       futures, written, options,
       foreign currency translation      1,709,604    1,446,530     (1,536,559)    (7,215,452)
-------------------------------------------------------------------------------------------------
     Net increase (decrease)
      from operations                    3,100,972    2,714,630     (2,161,136)    (4,484,282)
-------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                          (1,245,550)  (1,090,075)      (656,970)      (728,577)
       Class B                            (133,539)    (196,017)      (132,193)      (116,295)
       Class C                             (34,710)      (4,280)       (40,145)       (71,468)
       Class Y                              (1,237)      (1,294)    (1,832,591)    (2,383,960)
     Net realized gains
       Class A                                  --           --             --             --
       Class B                                  --           --             --             --
       Class C                                  --           --             --             --
       Class Y                                  --           --             --             --
     Return of capital
       Class A                                  --           --             --             --
       Class B                                  --           --             --             --
       Class C                                  --           --             --             --
       Class Y                                  --           --             --             --
-------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                  (1,415,036)  (1,291,666)    (2,661,899)    (3,300,300)
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   operations and distributions          1,685,936    1,422,964     (4,823,035)    (7,784,582
-------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                          17,384,107    7,742,929      4,233,056      2,416,185
       Class B                           1,470,921      150,925      1,141,838        485,425
       Class C                           3,108,042           --        244,003         96,694
       Class Y                                  --           --        217,806        398,248
     Value of distributions reinvested
       Class A                             925,068      840,761        485,898        552,059
       Class B                              81,962      130,827         48,630         24,255
       Class C                              29,360        4,270         12,742         19,555
       Class Y                               1,239        1,292      1,837,548      2,385,094
     Cost of shares redeemed
       Class A                          (9,504,648)  (2,974,676)    (4,175,228)    (2,146,918)
       Class B                          (2,345,529)  (1,203,994)      (266,797)      (147,726)
       Class C                              (8,284)          --       (235,905)      (461,213)
       Class Y                                  (6)          (6)      (455,861)    (1,879,333)
-------------------------------------------------------------------------------------------------
     Net increase (decrease) from
        shares transactions             11,142,232    4,692,328      3,087,730      1,742,325
-------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)
      IN NET ASSETS                     12,828,168    6,115,292     (1,735,305)    (6,042,257)
NET ASSETS
     Beginning of period                31,185,725   25,070,433     25,982,305     32,024,562
-------------------------------------------------------------------------------------------------
     End of period                     $44,013,893  $31,185,725    $24,247,000    $25,982,305
-------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN
  EXCESS OF) NET INVESTMENTS
  INCOME, END OF PERIOD                 $   50,081  $    76,817    $  (582,467)   $    34,184



                                                    GE                          GE
                                             STRATEGIC                       MONEY
 STATEMENTS OF CHANGES                      INVESTMENT                      MARKET
 IN NET ASSETS                                    FUND                       FUND*
-----------------------------------------------------------------------------------------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                           SEPTEMBER     SEPTEMBER     SEPTEMBER     SEPTEMBER
                                            30, 2002      30, 2001      30, 2002      30, 2001
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)       $ 4,345,374    $5,334,496    $4,531,794    $13,320,883
     Net realized gain (loss) on
       investments, futures,
       written options, foreign
      currency transactions and swaps       (579,133)    7,314,249            --           (120)
     Net increase (decrease) in
       unrealized appreciation/
       (depreciation) on investments,
       futures, written, options,
       foreign currency translation      (19,715,194)  (33,662,824)           --             --
-----------------------------------------------------------------------------------------------
     Net increase (decrease)
      from operations                    (15,948,953)  (21,014,079)    4,531,794     13,320,763
-----------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                            (2,634,142)   (3,135,787)   (4,476,819)   (13,320,435)
       Class B                              (308,249)     (383,711)           --             --
       Class C                               (52,941)      (52,970)           --             --
       Class Y                            (2,145,969)   (1,900,947)           --             --
     Net realized gains
       Class A                            (4,498,507)   (8,584,018)           --             --
       Class B                              (799,062)   (1,455,614)           --             --
       Class C                              (126,354)     (182,522)           --             --
       Class Y                            (3,301,797)   (4,732,512)           --             --
     Return of capital
       Class A                                    --            --            --             --
       Class B                                    --            --            --             --
       Class C                                    --            --            --             --
       Class Y                                    --            --            --             --
-----------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                   (13,867,021)  (20,428,081)   (4,476,819)   (13,320,435)
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   operations and distributions          (29,815,974)  (41,442,160)       54,975            328
-----------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                            19,510,022    22,215,133   264,335,706    602,071,210
       Class B                             2,104,319     3,881,306            --             --
       Class C                             1,263,475     1,171,877            --             --
       Class Y                            17,821,425    34,792,061            --             --
     Value of distributions reinvested
       Class A                             6,926,558    11,350,459     4,308,951     12,603,332
       Class B                             1,052,889     1,735,642            --             --
       Class C                               161,577       212,244            --             --
       Class Y                             5,447,770     6,633,455            --             --
     Cost of shares redeemed
       Class A                           (19,477,180)  (35,482,571) (291,965,407)  (605,126,164)
       Class B                            (4,931,008)   (3,461,950)           --             --
       Class C                              (863,015)     (340,367)           --             --
       Class Y                           (16,078,691)  (14,539,869)           --             --
-----------------------------------------------------------------------------------------------
     Net increase (decrease) from
        shares transactions               12,938,141    28,167,420   (23,320,750)     9,548,378
-----------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)
      IN NET ASSETS                      (16,877,833)  (13,274,740)  (23,265,775)     9,548,706
NET ASSETS
     Beginning of period                 209,401,785   222,676,525   278,434,572    268,885,866
-----------------------------------------------------------------------------------------------
     End of period                      $192,523,952  $209,401,785  $255,168,797   $278,434,572
-----------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN
  EXCESS OF) NET INVESTMENTS
  INCOME, END OF PERIOD                  $ 3,199,847    $4,180,398   $   114,417     $   59,442



                                                   GE                      GE                       GE
 STATEMENTS OF CHANGES                        PREMIER                 PREMIER                  PREMIER
 IN NET ASSETS  (CONTINUED)                  RESEARCH           INTERNATIONAL                    VALUE
 CHANGES IN FUND SHARES                   EQUITY FUND             EQUITY FUND              EQUITY FUND
------------------------------------------------------------------------------------------------------------------
                                        YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED    YEAR ENDED
                                        SEPTEMBER   SEPTEMBER   SEPTEMBER   SEPTEMBER   SEPTEMBER     SEPTEMBER
                                         30, 2002    30, 2001    30, 2002    30, 2001    30, 2002      30, 2001
------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold                               126,309     178,205     916,777     123,855     285,589     1,425,360
Issued for distribution reinvested             --      16,396      11,901      13,790      14,640        21,767
Shares redeemed                          (141,570)    (95,513)   (901,030)   (102,977)   (174,257)   (1,133,761)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares    (15,261)     99,088      27,648      34,668     125,972       313,366
------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                 5,299      25,929       6,611       1,883      20,718        55,215
Issued for distribution reinvested             --         411          --         132         224           411
Shares redeemed                            (9,346)     (4,592)     (4,231)     (9,256)    (23,751)       (8,680)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares     (4,047)     21,748       2,380      (7,241)     (2,809)       46,946
------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                 3,989       1,577      32,534       3,705       8,178         5,825
Issued for distribution reinvested             --         151          36          68          52           139
Shares redeemed                                --          --     (31,516)       (217)     (2,126)         (238)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares      3,989       1,728       1,054       3,556       6,104         5,726
------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                    --          --          --          --          --            --
Issued for distribution reinvested             --         143         127         131         126           182
Shares redeemed                                --          --          --          --          --            --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares         --         143         127         131         126           182
------------------------------------------------------------------------------------------------------------------

+ GE Money Market Fund is a no load fund offering only one class of shares to all investors.


-----------------
See Notes to Financial Statements.


                                                      GE                          GE                        GE
 STATEMENTS OF CHANGES                             FIXED                  GOVERNMENT                SHORT-TERM
 IN NET ASSETS  (CONTINUED)                       INCOME                  SECURITIES                GOVERNMENT
 CHANGES IN FUND SHARES                             FUND                        FUND                      FUND
--------------------------------------------------------------------------------------------------------------------------
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                           SEPTEMBER     SEPTEMBER     SEPTEMBER     SEPTEMBER    SEPTEMBER    SEPTEMBER
                                            30, 2002      30, 2001      30, 2002      30, 2001     30, 2002     30, 2001
--------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold                                8,154,337     6,715,309    15,168,099    25,169,854    4,099,753    3,330,979
Issued for distribution reinvested           441,451       458,566       607,748       616,769      148,042      100,078
Shares redeemed                           (7,777,758)   (5,340,402)  (13,370,748)  (18,119,150)  (2,100,830)  (3,033,243)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares       818,030     1,833,473     2,405,099     7,667,473    2,146,965      397,814
--------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                  118,555        59,379       179,463        76,022      211,300       61,552
Issued for distribution reinvested             7,393         7,982        85,282       347,738        5,834        1,563
Shares redeemed                              (73,296)      (40,039)   (5,270,923)  (10,271,376)     (18,247)     (12,959)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares        52,652        27,322    (5,006,178)   (9,847,616)     198,887       50,156
--------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                  127,129         9,586       314,685        12,651      277,322       75,369
Issued for distribution reinvested             1,890         1,078         1,558           219        4,960        1,098
Shares redeemed                              (19,451)      (11,492)     (204,019)           --      (36,769)     (23,762)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares       109,568          (828)      112,224        12,870      245,513       52,705
--------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                3,023,496     3,933,023            --            --       97,992       18,785
Issued for distribution reinvested           290,497       362,857            --            --       10,883       95,002
Shares redeemed                           (2,855,410)   (3,014,540)           --            --      (20,790)  (4,160,909)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares       458,583     1,281,340            --            --       88,085   (4,047,122)
--------------------------------------------------------------------------------------------------------------------------






 STATEMENTS OF CHANGES                             GE                            GE
 IN NET ASSETS  (CONTINUED)                TAX-EXEMPT                    HIGH YIELD
 CHANGES IN FUND SHARES                          FUND                          FUND
-------------------------------------------------------------------------------------------------
                                         YEAR ENDED   YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         SEPTEMBER    SEPTEMBER      SEPTEMBER      SEPTEMBER
                                          30, 2002     30, 2001       30, 2002       30, 2001
-------------------------------------------------------------------------------------------------
CLASS A:

Shares sold                              1,485,114      672,296        674,925        299,953
Issued for distribution reinvested          78,807       72,858         75,704         71,609
Shares redeemed                           (812,337)    (257,812)      (676,411)      (265,504)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares     751,584      487,342         74,218        106,058
-------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                125,858       12,968        181,607         62,434
Issued for distribution reinvested           6,989       11,361          7,745          3,167
Shares redeemed                           (199,716)    (104,531)       (42,989)       (18,316)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares     (66,869)     (80,202)       146,363         47,285
-------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                264,030           --         37,301         12,463
Issued for distribution reinvested           2,478          371          2,002          2,506
Shares redeemed                               (690)          --        (34,962)       (57,421)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares     265,818          371          4,341        (42,452)
-------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                      9           --         34,454         51,465
Issued for distribution reinvested              93          108        287,630        308,851
Shares redeemed                                 --           (1)       (69,602)      (244,565)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares         102          107        252,482        115,751
-------------------------------------------------------------------------------------------------






                                                  GE                           GE
 STATEMENTS OF CHANGES                     STRATEGIC                        MONEY
 IN NET ASSETS  (CONTINUED)               INVESTMENT                       MARKET
 CHANGES IN FUND SHARES                         FUND                        FUND+
--------------------------------------------------------------------------------------------
                                       YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                       SEPTEMBER     SEPTEMBER     SEPTEMBER      SEPTEMBER
                                        30, 2002      30, 2001      30, 2002       30, 2001
--------------------------------------------------------------------------------------------
CLASS A:

Shares sold                              863,286       889,694   264,335,706    602,071,210
Issued for distribution reinvested       307,208       462,147     4,308,951     12,603,331
Shares redeemed                         (893,728)   (1,444,199) (291,965,407)  (605,126,164)
--------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares   276,766       (92,358)  (23,320,750)     9,548,377
--------------------------------------------------------------------------------------------

CLASS B:

Shares sold                               98,901       161,140            --             --
Issued for distribution reinvested        47,924        72,409            --             --
Shares redeemed                         (231,729)     (146,866)           --             --
--------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares   (84,904)       86,683            --             --
--------------------------------------------------------------------------------------------

CLASS C:

Shares sold                               60,195        48,524            --             --
Issued for distribution reinvested         7,449         8,955            --             --
Shares redeemed                          (40,569)      (14,766)           --             --
--------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares    27,075        42,713            --             --
--------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                              821,598     1,450,748            --             --
Issued for distribution reinvested       241,479       269,982            --             --
Shares redeemed                         (739,089)     (609,462)           --             --
--------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares   323,988     1,111,268            --             --
--------------------------------------------------------------------------------------------

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002




1.   ORGANIZATION OF THE FUNDS

GE Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1992, and is authorized to issue an unlimited number of shares. It is comprised of twenty-two investment portfolios (each a "Fund" and collectively the "Funds"), although only the following twenty are currently being offered: GE U.S. Equity Fund, GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Mid-Cap Value Equity Fund, GE Small-Cap Value Equity Fund, GE S&P 500 Index Fund, GE Global Equity Fund, GE International Equity Fund, GE Europe Equity Fund, GE Premier Growth Equity Fund, GE Premier Research Equity Fund, GE Premier International Equity Fund, GE Premier Value Equity Fund, GE Fixed Income Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE High Yield Fund, GE Strategic Investment Fund and GE Money Market Fund. The Funds (except GE S&P 500 Index Fund and GE Money Market Fund) are presently authorized to issue four classes of shares. As of September 30, 2002, each Fund had four share classes active, except for GE Government Securities Fund, which had only three classes active and GE S&P 500 Index Fund and GE Money Market Fund, which each had only one active class.

Maximum Sales Load Imposed on Purchases of Class A Shares (as a percentage of offering price):


5.75%                                            4.25%                                    2.50%
-----------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                              GE Fixed Income Fund                     GE Short-Term Government Fund

GE Value Equity Fund                             GE Government Securities Fund

GE Mid-Cap Growth Fund                           GE Tax-Exempt Fund

GE Mid-Cap Value Equity Fund                     GE High Yield Fund

GE Small-Cap Value Equity Fund

GE Global Equity Fund

GE International Equity Fund

GE Europe Equity Fund

GE Premier Growth Equity Fund

GE Premier Research Equity Fund

GE Premier International Equity Fund

GE Premier Value Equity Fund

GE Strategic Investment Fund


There is no front-end sales load imposed on individual purchases of Class A shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds' prospectus.

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002

Maximum Contingent Deferred Sales Charges imposed on redemptions of Class B shares (as a percentage of redemption proceeds) within the first year are:

4.00%                                            3.00%
--------------------------------------------------------------------------------

GE U.S. Equity Fund                              GE Fixed Income Fund

GE Value Equity Fund                             GE Government Securities Fund

GE Mid-Cap Growth Fund                           GE Short-Term Government Fund

GE Mid-Cap Value Equity Fund                     GE Tax-Exempt Fund

GE Small-Cap Value Equity Fund                   GE High Yield Fund

GE Global Equity Fund

GE International Equity Fund

GE Europe Equity Fund

GE Premier Growth Equity Fund

GE Premier Research Equity Fund

GE Premier International Equity Fund

GE Premier Value Equity Fund

GE Strategic Investment Fund

Except as described in the next paragraph, the maximum contingent deferred sales charge for Class B redemptions for all Funds are as follows: within the second year - 3.00%; within the third year - 2.00%; within the fourth year - 1.00% and within the fifth year and thereafter - 0.00%.

The maximum contingent deferred sales charge for Class B redemptions from shares acquired, either by purchase or exchange, as a result of the combination on September 26, 1997 of the Investors Trust Fund with the GE Funds is as follows:
5.00% within the first year, 4.00% within the second year, 3.00% within the third year, 2.00% within the fourth year, 1.00% within the fifth year, and 0.00% thereafter.

The maximum contingent deferred sales charge imposed on Class C (level load) redemptions for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

Purchases of $1 million or more in Class A shares at net asset value are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase.

No front-end or contingent deferred sales charges are assessed by the Trust with respect to Class Y shares or shares of GE S&P 500 Index Fund or GE Money Market Fund.



2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange (or NASDAQ) quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Valuations for municipal bonds are based on prices obtained from a qualified municipal bond pricing service; such prices represent the mean of the bid and ask of the secondary market. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002

value. Fund positions that cannot be valued as set forth above are valued at fair value determined in good faith under procedures approved by the Board of Trustees of the Funds.

In accordance with Rule 2a-7 of the 1940 Act, GE Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund's income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the classes based upon the relative net assets of each class.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GE Asset Management Incorporated ("GEAM") to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Funds will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at year end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities during the year. Such fluctuations are included in net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received and paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002

each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS Certain Funds may invest in swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Funds may enter into total return swaps as part of their investment strategies. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed,

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002

when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At September 30, 2002, information on the tax components of capital is as follows:


                                                                                                              Net Tax Unrealized
                                                Cost of               Gross Tax            Gross Tax             Appreciation/
                                            Investments For          Unrealized           Unrealized            (Depreciation)
                                              Tax Purposes          Appreciation         Depreciation           on Investments
--------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                          $667,208,420           $23,902,441         $(142,636,812)          $(118,734,371)

GE Value Equity Fund                           74,799,128             3,678,116           (15,762,933)            (12,084,817)

GE Mid-Cap Growth Fund                         33,863,258             1,843,956            (7,602,449)             (5,758,493)

GE Mid-Cap Value Equity Fund                   16,620,286               754,551            (2,637,811)             (1,883,260)

GE Small Cap Value Equity Fund                 82,648,411             3,443,212            (8,497,571)             (5,054,359)

GE S&P 500 Index Fund                          37,625,875               976,160           (15,107,687)            (14,131,527)

GE Global Equity Fund                          48,950,295               650,469           (13,273,831)            (12,623,362)

GE International Equity Fund                   59,065,548               731,555           (17,683,872)            (16,952,317)

GE Europe Equity Fund                          11,930,385               235,607            (3,054,894)             (2,819,287)

GE Premier Growth Equity Fund                 294,211,474             9,243,591           (80,414,288)            (71,170,697)

GE Premier Research Equity Fund                11,606,943               142,710            (2,123,474)             (1,980,764)

GE Premier International Equity Fund            8,229,653                49,887            (2,729,894)             (2,680,007)

GE Premier Value Equity Fund                   18,383,023               137,109            (3,853,284)             (3,716,175)

GE Fixed Income Fund                          300,515,041             8,911,394            (1,116,574)              7,794,820

GE Government Securities Fund                 285,326,192            11,279,986              (123,773)             11,156,213


                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002


                                                                                                              Net Tax Unrealized
                                                Cost of               Gross Tax            Gross Tax             Appreciation/
                                            Investments For          Unrealized           Unrealized            (Depreciation)
                                              Tax Purposes          Appreciation         Depreciation           on Investments
--------------------------------------------------------------------------------------------------------------------------------

GE Short-Term Government Fund                $ 82,540,910           $ 1,553,308          $    (99,090)           $  1,454,218

GE Tax-Exempt Fund                             40,839,236             3,059,658               (25,823)              3,033,835

GE High Yield Fund                             36,558,170               688,304           (13,272,722)            (12,584,418)

GE Strategic Investment Fund                  222,742,752             8,828,594           (30,110,673)            (21,282,079)

GE Money Market Fund                          256,012,203                    --                    (1)                     (1)



                                         Net Tax Appreciation/
                                            (Depreciation)           Undistributed          Undistributed
                                            on Derivatives,        Ordinary Income/           Long-Term           Post October
                                          Currency and Other         (Accumulated        Gains/(Accumulated          Losses
                                              Net Assets            Ordinary Loss)          Capital Loss)      (see Details Below)
----------------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                              $  (36)              $4,144,550           $  (3,656,316)        $(21,125,468)

GE Value Equity Fund                                (13)                 428,649                (117,753)            (287,204)

GE Mid-Cap Growth Fund                               --                       --                (357,294)            (691,711)

GE Mid-Cap Value Equity Fund                         --                   22,460                      --             (189,803)

GE Small Cap Value Equity Fund                       --                       --                (305,349)                  --

GE S&P 500 Index Fund                                --                  218,851                (366,888)          (1,251,567)

GE Global Equity Fund                             1,261                  211,942              (2,791,977)          (5,674,603)

GE International Equity Fund                      3,444                  359,115              (3,826,285)         (10,349,183)

GE Europe Equity Fund                               778                   61,353              (1,478,698)          (2,435,478)

GE Premier Growth Equity Fund                        --                       --                      --          (12,780,336)

GE Premier Research Equity Fund                      --                   23,294              (2,235,844)          (1,615,573)

GE Premier International Equity Fund              1,478                   44,255              (2,892,659)          (1,531,268)

GE Premier Value Equity Fund                         --                  184,034                 (69,154)            (714,930)

GE Fixed Income Fund                                 --                  525,622               1,574,754                   --

GE Government Securities Fund                        --                 (157,198)           (123,204,721)                  --

GE Short-Term Government Fund                        --                   (3,838)                     --                   --

GE Tax-Exempt Fund                                   --                   30,877                (857,501)             (53,958)

GE High Yield Fund                                  369                  (35,210)             (1,081,764)          (2,902,010)

GE Strategic Investment Fund                      1,542                3,198,477                      --           (2,112,637)

GE Money Market Fund                                 --                  114,416                  (8,961)                  --

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002


As of September 30, 2002, the following Funds have capital loss carryovers as indicated below. The capital loss carryover of the GE Tax-Exempt Fund includes a capital loss carryover of $42,651 acquired as a result of the reorganization with the Investors Trust Tax Free Fund. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.


Fund                                                                          Amount                              Expires
---------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                                    $    3,656,316                               2010

GE Value Equity Fund                                                          117,753                               2010

GE Mid-Cap Growth Fund                                                        357,294                               2010

GE Small Cap Value Equity Fund                                                305,349                               2010

GE S&P 500 Index Fund                                                           2,641                               2009

                                                                              364,247                               2010

GE Global Equity Fund                                                       2,791,977                               2010

GE International Equity Fund                                                3,826,285                               2010

GE Europe Equity Fund                                                          58,268                               2009

                                                                            1,420,430                               2010

GE Premier Research Equity Fund                                               124,591                               2009

                                                                            2,111,253                               2010

GE Premier International Equity Fund                                          671,036                               2009

                                                                            2,221,623                               2010

GE Premier Value Equity Fund                                                   69,154                               2010

GE Government Securities Fund                                             107,525,597                               2003

                                                                            1,748,819                               2004

                                                                           13,930,305                               2008

GE Tax-Exempt Fund                                                            305,442                               2004

                                                                              437,039                               2008

                                                                              115,020                               2009

GE High Yield Fund                                                            176,620                               2008

                                                                              482,038                               2009

                                                                              423,106                               2010

GE Money Market Fund                                                            3,153                               2003

                                                                                5,688                               2005

                                                                                  120                               2010

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002



Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2001 as follows:


Fund                                        Currency                   Capital
------------------------------------------------------------------------------

GE U.S. Equity Fund                     $       --                $21,125,468

GE Value Equity Fund                            --                    287,204

GE Mid-Cap Growth Fund                          --                    691,711

GE Mid-Cap Value Equity Fund                    --                    189,803

GE S&P 500 Index Fund                           --                  1,251,567

GE Global Equity Fund                        11,050                 5,663,554

GE International Equity Fund                    --                 10,349,183

GE Europe Equity Fund                         1,715                 2,433,763

GE Premier Growth Equity Fund                   --                 12,780,336

GE Premier Research Equity Fund                 --                  1,615,573

GE Premier International Equity Fund          3,558                 1,527,709

GE Premier Value Equity Fund                    --                    714,930

GE Strategic Investment Fund                  8,029                 2,104,608

GE Tax-Exempt Fund                              --                     53,958

GE High Yield Fund                          151,999                 2,750,011

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002

The tax composition of distributions paid during the year ended September 30, 2002 was as follows:

                                                                                                                 Long-Term
                                                             Ordinary Income          Exempt Interest          Capital Gains
---------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                            $ 3,015,675             $       --               $5,879,806

GE Value Equity Fund                                               130,002                     --                  288,873

GE Mid-Cap Value Equity Fund                                       307,710                     --                    6,531

GE Small Cap Value Equity Fund                                   6,212,189                     --                1,934,445

GE S&P 500 Index Fund                                              275,002                     --                      --

GE Global Equity Fund                                              290,235                     --                      --

GE International Equity Fund                                       531,946                     --                      --

GE Europe Equity Fund                                               77,345                     --                      --

GE Premier Growth Equity Fund                                          --                      --                6,174,078

GE Premier International Equity Fund                                75,880                     --                      --

GE Premier Value Equity Fund                                       139,327                     --                   13,511

GE Fixed Income Fund                                            10,026,537                     --                      --

GE Government Securities                                         9,294,705                     --                      --

GE Short-Term Government Fund                                    2,220,274                     --                  132,805

GE Tax-Exempt Fund                                                  44,076               1,371,119                     --

GE High Yield Fund                                               2,661,899                     --                      --

GE Strategic Investment Fund                                     5,611,504                     --                8,255,517

GE Money Market Fund                                             4,476,819                     --                      --

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002

DISTRIBUTIONS TO SHAREHOLDERS GE Fixed Income Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE High Yield Fund and GE Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from investment income annually. All Funds declare and pay net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps, treatment of realized and unrealized gains and losses on forward foreign currency contracts, paydown gains and losses on mortgage-backed securities, and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on taxable bonds and tax-exempt bonds (except for premiums on bonds held by the U.S. Government Securities Fund) are accreted to call or maturity date, whichever is shorter, using the effective yield method. For tax-exempt bonds purchased on or after May 1, 1993, both market discount and original issue discount are amortized.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Funds are paid by GEAM and reimbursed by the Funds.

CHANGE IN ACCOUNTING PRINCIPAL As required, effective October 1, 2001, the Funds have adopted the provisions of the AICPA Auditing and Accounting Guide for Investment Companies (the "Guide"). The Guide requires the Funds to amortize premium and discount on all debt securities. Currently, the Funds amortize premium and discount on all fixed income securities with the exception of mortgage-backed securities which pay down. For these securities, the Funds recognize gain or loss when the securities pay down, which is then reclassified to income. The cumulative effect of this accounting change had no impact of total net assets of the Funds.

3.   LINE OF CREDIT
Effective December 19, 2001, and expiring December 18, 2002, the Trust (excluding the S&P 500 Index Fund) shares a revolving credit facility of up to $50 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $50 million. The credit facility was not utilized by the Trust during the year ended September 30, 2002.

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002


4.   FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION AND OTHER OPERATING FEES Compensation of GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. Through January 28, 2003, GEAM has agreed to reduce other operating expenses (exclusive of advisory, administration and distribution fees) for each Fund to the levels as stated in the following schedule:

                                                                          Annualized based on Average daily net assets
                                                                  ------------------------------------------------------------
                                                                     Advisory and                                 Other
                                                                  Administration Fees                      Operating Expenses*
------------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                                       .40%                                    .25%

GE Value Equity Fund                                                      .55%                                    .30%

GE Mid-Cap Growth Fund                                                    .60%                                    .30%

GE Mid-Cap Value Equity Fund                                              .80%                                    .25%

GE Small-Cap Value Equity Fund                                            .70%                                    .20%

GE S&P 500 Index Fund                                                     .30%                                    .15%

GE Global Equity Fund                                                     .75%                                    .35%

GE International Equity Fund                                              .80%                                    .30%

GE Europe Equity Fund                                                    1.05%                                    .30%

GE Premier Growth Equity Fund                                             .60%                                    .30%

GE Premier Research Equity Fund                                           .70%                                    .25%

GE Premier International Equity Fund                                      .80%                                    .25%

GE Premier Value Equity Fund                                              .60%                                    .25%

GE Fixed Income Fund                                                      .35%                                    .20%

GE Government Securities Fund                                             .40%                                    .20%

GE Short-Term Government Fund                                             .30%                                    .15%

GE Tax-Exempt Fund                                                        .35%                                    .25%

GE High Yield Fund                                                        .60%                                    .20%

GE Strategic Investment Fund                                              .35%                                    .30%

GE Money Market Fund                                                      .25%                                    .25%

* AFTER REIMBURSEMENT, IF ANY

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002

The Funds paid the following fees to GEAM for advisory and administrative services for the year ended September 30, 2002:

                                                                                                      Advisory and
Fund                                                                                               Administrative Fees
----------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                                                                   $2,591,146

GE Value Equity Fund                                                                                     448,859

GE Mid-Cap Growth Fund                                                                                   198,643

GE Mid-Cap Value Equity Fund                                                                             124,818

GE Small-Cap Value Equity Fund                                                                           474,883

GE S&P 500 Index Fund                                                                                     83,811

GE Global Equity Fund                                                                                    373,058

GE International Equity Fund                                                                             484,209

GE Europe Equity Fund                                                                                    121,959

GE Premier Growth Equity Fund                                                                          1,331,204

GE Premier Research Equity Fund                                                                           74,700

GE Premier International Equity Fund                                                                      59,771

GE Premier Value Equity Fund                                                                              97,685

GE Fixed Income Fund                                                                                     757,264

GE Government Securities Fund                                                                            888,251

GE Short-Term Government Fund                                                                            137,021

GE Tax Exempt Fund                                                                                       124,075

GE High Yield Fund                                                                                       162,299

GE Strategic Investment Fund                                                                             763,242

GE Money Market Fund                                                                                     669,618

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002

Effective January 1, 2002, GECIS (General Electric Capital International Services, an indirectly owned subsidiary of General Electric Company) began performing certain accounting and certain administration services not provided by GEAM. For the year ending September 30, 2002 $34,593 was charged to the Funds and was allocated pro rata across funds and share classes based upon relative net assets. Administrative services not performed by GEAM or GECIS were provided by an unaffiliated service provider.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Funds have adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund except the GE S&P 500 Index Fund and GE Money Market Fund. Each Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (an indirect wholly-owned subsidiary of General Electric Company) and the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rates applicable are 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C (level load) shares. Currently, Class Y shares are not subject to a 12b-1 fee. Prior to September 18, 1999, the annual rates applicable were .50% for Class A shares, 1.00% for Class B shares (except GE Short-Term Government Fund which was .85%) and .25% for Class C shares (see Note 8 for additional information).

GEID has agreed that once Class B shares automatically convert to Class A shares, six years after the date of purchase (eight years in the case of shares acquired or exchanged from shares of Investors Trust Funds), such shareholders will become subject to the .25% distribution and/or shareholder services fees attributable to Class A shares.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. The Trustees receive an annual fee of $48,000 and an additional fee of $500 per Trustees' meeting attended in person and $250 per telephone meeting. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund.

SECURITIES LENDING PROGRAM GEAM administers the security lending program for the following funds: GE Fixed Income Fund, GE Government Securities Fund, and GE Short-Term Government Fund. The security lending fee is based on the number and duration of lending transactions. State Street Global Securities Lending acts as the lending agent for all other funds participating in the securities lending program.

For the year-ended September 30, 2002, the GE Fixed Income Fund, GE Government Securities Fund and GE Short-Term Government Fund paid $759,048, $416,572 and $92,882, respectively to GEAM.

OTHER For the year ended September 30, 2002, the Trust was informed that GEID acting as underwriter received net commissions of $397,000 from the sale of Class A shares and $299,836 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares.


5.   SUB-ADVISORY FEES

Pursuant to investment sub-advisory agreements with GEAM, Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the GE Small-Cap Value Equity Fund; effective May 1, 2001, SSgA Funds Management, Inc. ("SSgA") is the Sub-Adviser to the GE S&P 500 Index Fund (prior thereto a division of SSgA's parent company served as the sub-adviser to that Fund); and Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) ("MSI") is the Sub-Adviser to the GE High Yield Fund.

Palisade, SSgA and MSI are responsible for the day-to-day portfolio management of the assets of their respective funds, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board of Trustees.

For their services, GEAM pays Palisade, SSgA and MSI monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the respective Funds.

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002



6.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the year ended September 30, 2002, were as follows:

                                                                      Purchases                                    Sales
---------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                                   $280,431,600                             $252,836,277

GE Value Equity Fund                                                    30,825,068                               34,070,027

GE Mid-Cap Growth Fund                                                  14,522,469                               14,703,100

GE Mid-Cap Value Equity Fund                                             6,890,603                                5,095,957

GE Small-Cap Value Equity Fund                                         106,638,349                               83,344,567

GE S&P 500 Index Fund                                                    7,899,117                                2,486,668

GE Global Equity Fund                                                   23,626,216                               27,519,018

GE International Equity Fund                                            28,421,198                               34,891,763

GE Europe Equity Fund                                                    7,727,526                                7,190,234

GE Premier Growth Equity Fund                                          104,597,762                               39,391,631

GE Premier Research Equity Fund                                         10,021,620                               10,019,023

GE Premier International Equity Fund                                     4,914,533                                4,828,593

GE Premier Value Equity Fund                                            11,064,811                                9,550,679

GE Fixed Income Fund                                                   720,929,834                              673,979,752

GE Government Securities Fund                                          386,346,419                              396,718,013

GE Short-Term Government Fund                                           58,625,117                               18,777,013

GE Tax-Exempt Fund                                                      22,246,108                               10,862,401

GE High Yield Fund                                                      13,087,382                               10,149,688

GE Strategic Investment Fund                                           252,877,444                              243,261,787



OPTIONS During the year ended September 30, 2002, the following option contracts were written:

                                       GE Strategic Investment Fund       GE Fixed Income Fund      GE Government Securities Fund
                                       ----------------------------     --------------------------  -----------------------------
                                           Number                         Number                         Number
                                        of Contracts       Premium      of Contracts       Premium    of Contracts      Premium
---------------------------------------------------------------------------------------------------------------------------------

Balance as of September 30, 2001                --      $     --               --      $       --              --      $     --

Written                                  1,115,000         7,267        2,430,000          15,841       2,775,000        15,973

Closed and Expired                        (510,000)       (2,351)      (1,110,000)         (5,116)     (1,870,000)       (8,620)

Exercised                                 (605,000)       (4,916)      (1,320,000)        (10,725)       (905,000)       (7,353)

---------------------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2002                --           $ 0               --             $ 0              --           $ 0
---------------------------------------------------------------------------------------------------------------------------

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002

SWAP AGREEMENTS Open swap transactions held by the Funds consisted of the following as of September 30, 2002:


GE FIXED INCOME FUND                                                                                           Notional Amount
------------------------------------------------------------------------------------------------------------------------------
Total Return Swap with Morgan Stanley Capital Services Inc. on the investment grade portion of the Lehman Brothers CMBS Index. Fund receives/pays the positive/negative return on the Index and pays one month LIBOR minus 40 basis points monthly,
expires February 28, 2003.                                                                                         $2,758,000



GE STRATEGIC INVESTMENT FUND                                                                                   Notional Amount
------------------------------------------------------------------------------------------------------------------------------

Total Return Swap with Morgan Stanley Capital Services Inc. on the investment grade portion of the Lehman Brothers CMBS Index. Fund receives/pays the positive/negative return on the Index and pays one month LIBOR minus 40 basis points monthly,
expires February 28, 2003.                                                                                          $1,578,000



SECURITY LENDING At September 30, 2002, the following Funds participated in securities lending:


                                                                 Loaned securities
                                                            (including accrued interest)             Cash Collateral
--------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                                  $18,025,625                       $19,365,132

GE Mid-Cap Growth Fund                                                 1,849,039                         2,042,171

GE Mid-Cap Value Equity Fund                                           1,236,122                         1,339,080

GE Small-Cap Value Equity Fund                                         5,851,915                         6,260,100

GE Premier Growth Equity Fund                                          8,604,333                         9,226,980

GE Premier Research Equity Fund                                        1,259,962                         1,338,331

GE Premier Value Equity Fund                                           1,413,455                        1,497,492

GE Fixed Income Fund                                                  24,812,657                        25,285,274

GE Government Securities Fund                                         62,405,968                        63,578,743

GE Short-Term Government Fund                                         17,496,938                        17,826,481

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002



7.   BENEFICIAL INTEREST

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as percentage of a Fund held by certain directly and indirectly wholly-owned subsidiaries of General Electric Company and their respective investment plans ("GE Affiliates") at September 30, 2002 are:


                                                           5% or Greater Shareholders
                                                           --------------------------                    % of Fund Held by
                                                           Number      % of Fund Held                     GE Affiliates*
---------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                          4               29%                                 29%

GE Value Equity Fund                                         1                6%                                  6%

GE Mid-Cap Growth Fund                                       1               21%                                 21%

GE Mid-Cap Value Fund                                        1               71%                                 71%

GE Small-Cap Value Equity Fund                               1               25%                                 25%

GE S&P 500 Index Fund                                        1               59%                                 59%

GE Global Equity Fund                                        1               25%                                 25%

GE International Equity Fund                                 4               45%                                 45%

GE Europe Equity Fund                                        1               79%                                 79%

GE Premier Growth Equity Fund                                1               11%                                 11%

GE Premier Research Equity Fund                              1               74%                                 74%

GE Premier International Equity Fund                         1               81%                                 81%

GE Premier Value Equity Fund                                 2               71%                                 71%

GE Fixed Income Fund                                         2               19%                                 19%

GE Tax-Exempt Fund                                           1                9%                                  0%

GE High Yield Fund                                           1               65%                                 65%

GE Strategic Investment Fund                                 3               31%                                 31%



The GE LifeStyle Moderate Strategy Fund, GE Lifestyle Conservative Allocation Fund and GE Lifestyle Aggressive Allocation Fund, each an open-ended management investment company operating as a "fund of funds" that is advised by GEAM, also owned 5% or more of the outstanding shares of certain Funds.

Investment activities of these shareholders could have a material impact on the Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDER PERCENTAGE.

                                NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002



8.   CAPITAL STOCK

On June 11, 1999, the Board of Trustees of GE Funds approved a share class redesignation (the "Redesignation") for each of the Funds, except the GE Money Market Fund, effective at the close of business September 17, 1999. The Redesignation combined each Fund's respective Class A and Class C shares into a single class designated as Class A. For each of the Funds effected by the Redesignation, except the GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Government Securities Fund and GE Tax-Exempt Fund, Class A shares were merged into Class C shares and Class C shares were renamed Class A shares. For the GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Government Securities Fund and GE Tax-Exempt Fund, Class C shares were merged into Class A shares. The Redesignation was completed to simplify the structure and increase the operating efficiencies of the Funds. For tax purposes, the Redesignation resulted in a non-taxable exchange of shares. Additionally, Class D shares were renamed Class Y shares.

On September 30, 1999 a new class of C shares was created and offered for public sale effective October 1, 1999 by each of the Funds then being offered (except the GE Money Market Fund).

                                               REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of GE Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting GE Funds (the "Trust") at September 30, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, MA
November 22, 2002

                                                     TAX INFORMATION (UNAUDITED)

The following Funds intend to make an election under Internal Revenue Code
Section 853. The election will allow shareholders to treat their attributable share of foreign taxes paid by the Funds to be paid by them directly. For the fiscal year ended September 30, 2002, the total amount of income received by the Funds from sources within foreign countries and possessions of the United States and the total amount of taxes paid by the Funds follows:

                               Total Foreign     Total Foreign
                               Source Income      Taxes Paid
--------------------------------------------------------------

GE International Equity Fund    1,110,943          113,072
GE Europe Equity Fund            227,444            24,324
GE Premier International
   Equity Fund                   156,865            16,400

Of the dividends paid from net investment income by the GE Tax-Exempt Fund for the tax period ended September 30, 2002, 98.03% represents exempt interest dividends for Federal income tax purposes.

During the year ended September 30, 2002, the following Funds paid to shareholders of record on December 4, 2001 the following long-term capital gain dividends reported on Forms 1099-DIV for 2001.


Fund                                        Per Share Amount
------------------------------------------------------------
GE Premier Growth Equity Fund                   $0.72672
GE U.S. Equity Fund                              0.23538
GE Value Equity Fund                             0.03578
GE Strategic Investment Fund                     0.88566
GE Small-Cap Value Equity Fund                   0.49989
GE Mid-Cap Value Equity Fund                     0.00803
GE Premier Value Equity Fund                     0.00849
GE Short-Term Government Fund                    0.04756

Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

                                              ADDITIONAL INFORMATION (UNAUDITED)

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

---------------------------------------------------------------------------------------------------------------------------
MICHAEL J. COSGROVE
---------------------------------------------------------------------------------------------------------------------------
ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    53

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President, GE Asset Management
Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE"), since
February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993;
Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    63

OTHER DIRECTORSHIPS HELD BY TRUSTEE    Chairman of the Board, Chief Executive Officer and President of GE Investment
Distributors, Inc., a registered broker-dealer, since 1993;  Chairman of the Board and Chief Executive Officer of GE
Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Institutional Funds, GE LifeStyle Funds
and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric
Pension Trust since 1988; Chairman of the Board and Chief Executive Officer of Centurion Funds, Inc. since December 2001;
Director of Centurion Capital Management Corp., Centurion Capital Group Inc., Centurion Trust Company, Centurion
Financial Advisers Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp.
since December 2001.

---------------------------------------------------------------------------------------------------------------------------
ALAN M. LEWIS
---------------------------------------------------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    56

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General
Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 63

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE
Institutional Funds and GE LifeStyle Funds since 1997. Director of GE
Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings &
Security Funds and General Electric Pension Trust since 1987.

---------------------------------------------------------------------------------------------------------------------------
ROBERT HERLIHY
---------------------------------------------------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    35

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at
GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New
York; from September 1998 to August 1999 a Supervisor in the Investment Company
Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in
August 1999); from June 1996 to September 1998 a Manager of Audit Services at
Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Institutional Funds, GE
Lifestyle Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings &
Security Funds since June 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A



                                              ADDITIONAL INFORMATION (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
MATTHEW J. SIMPSON
---------------------------------------------------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    41

POSITION(S) HELD WITH FUND    Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General
Counsel - Asset Management Services at GEAM and Senior Vice President and
General Counsel of GEAMS since February 1997; from October 1992 to February
1997, Vice President and Associate General Counsel of GEAM; Secretary of GE
Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since
1997; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since
1998.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A




NON-INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------------------------------
JOHN R. COSTANTINO
---------------------------------------------------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT  06905

AGE   56

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners,
Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    53

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Institutional Funds and GE
LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997;
Director of Centurion Funds, Inc. since December 2001.

---------------------------------------------------------------------------------------------------------------------------
WILLIAM J. LUCAS
---------------------------------------------------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   55

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   53

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Institutional Funds and GE
LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997;
Director of Centurion Funds since December 2001.

---------------------------------------------------------------------------------------------------------------------------
ROBERT P. QUINN
---------------------------------------------------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   66

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since
1983 from Salomon Brothers Inc.;

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   53

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The
Greenpoint Savings Bank, a financial institution. Trustee of GE Institutional
Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc.
since 1997; Director of Centurion Funds since December 2001.


                                                                 INVESTMENT TEAM

EUGENE K. BOLTON
--------------------------------------------------------------------------------
Portfolio Manager for GE U.S. Equity Fund
Co-Portfolio Manager for GE Global Equity Fund
Eugene K. Bolton is a Director and Executive Vice President of GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. He leads a team of portfolio managers for GE U.S. Equity Fund and has served in this capacity since the Fund's inception. Gene joined GE in 1964 and, after completing GE's Financial Management Program, held a number of financial and strategic planning positions in the U.S. and Europe. His experience includes assignments with GE's Medical Systems and Major Appliance businesses as well as Corporate Finance. Joining GE Asset Management in 1984 as Chief Financial Officer, he moved to equities as a Portfolio Manager in 1986 and managed a GE Pension Fund portfolio through 1991 when he was named to his present position. Gene is a trustee of the GE Pension Trust and GE's Employee Savings Plan as well as chairman of GEAM's Asset Allocation committee. He is also a trustee of Rensselaer Polytechnic Institute and chairman of their investment committee, a trustee of the Investment Management Workshop, and a past member of the New York Stock Exchange Pension Advisory Committee. Gene is a graduate of Mundelein College with a BA degree in Business and Management.

CHRIS BROWN
--------------------------------------------------------------------------------
Co-Portfolio Manager for GE Premier Research Equity Fund
Chris Brown is a Senior Vice President with GE Asset Management. He is responsible for managing a number of institutional portfolios, including the co-managed GE U.S. Research Select portfolio, which is part of the GE U.S. Equity portfolio. Chris began his career at GE in 1981, spending two years in the Financial Management Program. He then spent the next two years as an International Sector Financial Analyst with Sadelmi New York, Inc., a GE subsidiary, and joined Stamford, CT-based GE Asset Management in 1985. Chris is a cum laude graduate in economics from Bucknell University and is the holder of a Chartered Financial Analyst designation.

DAVID CARLSON
--------------------------------------------------------------------------------
Portfolio Manager for the GE Premier Growth Equity Fund
Co-Portfolio Manager for the GE Strategic Investment Fund
Dave Carlson is the Senior Vice President with GE Asset Management responsible for managing U.S. and Growth equity portfolios. He joined GE in 1980 as part of the GE Financial Management Program. He has nineteen years investment experience. He is a Trustee for the GE Canada Pension Trust, a Chartered Financial Analyst, and a member of the New York Society of Security Analysts. Dave is a graduate of Indiana University with a BS in Finance.

MICHAEL CAUFIELD
--------------------------------------------------------------------------------
Portfolio Manager for the GE Tax-Exempt Fund
Michael Caufield, Senior Vice President and Portfolio Manager, leads GEAM's fixed income municipal bond team. Mike has over twenty-four years investment experience in the municipal bond market. Prior to joining GEAM, Mike was Vice President and Director of Tax Exempt Unit Investment Trust Research at E.F. Hutton & Company for five years and a credit analyst at Moody's Investor Service and Dun & Bradstreet for five years. Mike received his Bachelor of Science in Finance from Fordham University.

PAUL M. COLONNA
--------------------------------------------------------------------------------
Portfolio Manager for GE Short-Term Government Fund
Paul M. Colonna is a Senior Portfolio Manager and Head of Structured Products for GE Asset Management. He is portfolio manager of GE Short-Term Government Fund and has served on the Fund's portfolio management team since joining GE Asset Management in 2000. Prior to joining GE Asset Management, Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

DONALD J. DUNCAN
--------------------------------------------------------------------------------
Portfolio Manager for GE Money Market Fund
Donald J. Duncan is a Vice President of GE Asset Management. He is portfolio manager of GE Money Market Fund and has served on the Fund's portfolio management team since the Fund's inception. Mr. Duncan joined GE Asset Management in 1988 in Trade Support and held several positions including Mutual Fund Controller. He was appointed Investment Manager - Short Term Securities in 1990 and Vice President - Money Markets in 2002. Mr. Duncan holds a B.S. from the University of Rhode Island.

WILLIAM M. HEALEY
--------------------------------------------------------------------------------
Portfolio Manager for GE Government Securities Fund
William M. Healey is a Vice President of GE Asset Management. He is portfolio manager of GE Government Securities Fund and has served on the Fund's portfolio management team since joining GE Asset Management in 1996. Prior to joining GE Asset Management, Mr. Healey spent over 10 years in the Fixed Income Group at MetLife.

BRIAN HOPKINSON
--------------------------------------------------------------------------------
Portfolio Manager for the GE Premier International Equity Fund
Brian Hopkinson is Senior Vice President and Portfolio Manager with GE Asset Management's International Equities team. Brian joined GEAM in 1996. He has twenty-three years of investment experience, eleven years earned in London and twelve in the New York/Stamford area. Before joining GE Asset Management he was with the Columbus Circle Investors and Fiduciary Trust Company International. He received a Bachelor of Science (Honours) degree in Mathematics/Statistics from the University of Leeds and is an Associate of the Institute of Actuaries.

RALPH LAYMAN
--------------------------------------------------------------------------------
Portfolio Manager for GE International Equity Fund
Portfolio Manager for GE Emerging Markets Fund
Co-Portfolio Manager for GE Global Equity Fund
Co-Portfolio Manager for the GE Strategic Investment Fund
Ralph Layman is responsible for managing GE Asset Management's International Equity operations. Ralph is an Executive Vice President of GEAM, a Trustee for the GE Pension Trust and a member of the Asset Allocation committee. He has twenty-one years of experience in the business, including five years as a Vice President and Portfolio Manager of Templeton Investment Counsel, Inc. where he managed global equity institutional accounts. He was instrumental in forming Templeton's Emerging Markets Fund, the first listed emerging markets equity fund in the U.S. in 1987. Ralph is the holder of a Chartered Financial Analyst designation, a charter member of the International Society of Security Analysts and a member of the New York Society of Security Analysts. He is also a member of the New York Stock Exchange International Capital Markets Advisory Committee and a member of the Frank Russell 20/20 Executive Committee. He holds a BS in Economics and an MS in Finance from the University of Wisconsin.

ROBERT MACDOUGALL
--------------------------------------------------------------------------------
Portfolio Manager for the GE Fixed Income Fund
Co-Portfolio Manager for the GE Strategic Investment Fund
Robert MacDougall is a Director and Executive Vice President of GE Asset Management. He manages the overall fixed income investments for GE Asset Management. He leads a team of portfolio managers for GE Fixed Income Fund. Mr. MacDougall also manages fixed income investments for GE Strategic Investment Fund. He has served in those capacities since each Fund's commencement. Bob joined GEAM in 1986 as Vice President. He became a Senior Vice President in 1993 and Executive Vice President in 1997. Bob has over twenty-nine years of investment experience. Prior to joining GEAM, Bob held a variety of Financial Management positions within GE's Corporate Treasury and Financial Planning departments. Bob received both his Masters and Bachelor in Business Administration from the University of Massachusetts.

PAUL REINHARDT
--------------------------------------------------------------------------------
Portfolio Manager for GE Premier Value Equity Fund
Portfolio Manager for GE Value Equity Fund
Paul Reinhardt is a Senior Vice President of GE Asset Management and portfolio manager of GE Premier Value Equity Fund. He has served in that capacity since the Fund's commencement. Mr. Reinhardt also serves as portfolio manager of GE Value Equity Fund and has served in that capacity since April 2002. Mr. Reinhardt joined GE Asset Management in 1982 as an Equity Analyst and has been a portfolio manager since 1987. Paul holds an MBA from Columbia University, a BA in Economics from Hartwick College, and is a member of the New York Society of Security Analysts. He is also a holder of a Chartered Financial Analyst designation.

RICHARD L. SANDERSON
--------------------------------------------------------------------------------
Co-Portfolio Manager for GE Premier Research Equity Fund
Dick Sanderson, Senior Vice President, is responsible for directing the efforts of the U.S. Equity research team. In addition, Dick shares portfolio management responsibility for the U.S. Equity Select and U.S. Research Select portfolios. He has twenty-nine years of investment experience, six with GE Asset Management. Prior to joining GEAM, Dick held positions with Alliance Capital, Neuberger and Berman, Investors Diversified Services, First National Bank of Denver, and Northern Trust Company. During his career, he was voted "Best of Buy Side" three times by Institutional Investor magazine. He received both a BA (Anthropology) and MBA (Finance) from the University of Michigan and is the holder of a Chartered Financial Analyst designation.

MICHAEL SOLECKI
--------------------------------------------------------------------------------
Portfolio Manager for the GE Europe Equity Fund
Michael J. Solecki is a Senior Vice President of GE Asset Management and portfolio manager of GE Europe Equity Fund. He has served in that capacity since the Fund's commencement. Mr. Solecki joined GE Asset Management in 1990 as an International Equity Analyst. He became a Vice President for International Equity Portfolios in 1996 and Senior Vice President in 2000. Before joining GE, Michael worked for Monarch Capital Corporation as a financial analyst. He has an MBA from Fordham University, a BS in Finance from Western New England College and is a holder of the Chartered Financial Analyst designation.

DIANE WEHNER
--------------------------------------------------------------------------------
Portfolio Manager for the GE Mid-Cap Growth Fund
Diane Wehner is a Vice President with GE Asset Management responsible for Mid-Cap Growth portfolios. Diane has sixteen years of investment experience. Prior to joining GE Asset Management in 2001, she was a Vice President-Senior Portfolio Manager with Benefit Capital Management Corporation. Diane holds a Chartered Financial Analyst designation, a BA in economics from Drew University, and a MBA in finance from New York University.

CHIP WHITMAN
--------------------------------------------------------------------------------
Portfolio Manager for the GE Mid-Cap Value Equity Fund
Chip Whitman is Senior Vice President with GE Asset Management responsible for managing the U.S. Mid-Cap Value portfolios. Chip joined GEAM after completing GE's Financial Management Program and has sixteen years investment experience. He holds an MS degree from the MIT Sloan School of Management, a BA in Mathematics from Hamilton College and is the holder of a Chartered Financial Analyst designation.

SUB-ADVISERS
--------------------------------------------------------------------------------
Morgan Stanley Investments LP
Sub-Adviser for the GE High Yield Fund
Steve F. Esser joined Morgan Stanley in 1988 and has 18 years of investment experience. Steve is a portfolio manager for our Fixed Income portfolios. He is a member of the Credit team and leads the High Yield and Emerging Markets Debt teams. Prior to joining the Firm, he worked in the fixed-income group at Kidder, Peabody & Co., Incorporated. Previously, he was a credit analyst at First National Bank of Maryland. Steve received a B.S., Summa Cum Laude, from the University of Delaware, and is a Chartered Financial Analyst.

Gordon W. Loery joined Morgan Stanley in 1996 and has 12 years of investment experience. He is a portfolio manager for the High Yield product focusing on the paper, gaming and healthcare sectors. Previously, he was a High Yield bond analyst. Prior to joining the Firm, he worked at Alex Brown, Inc., Cortez Capital Management, and Mabon Nugent. Gordon received a B.A. from Cornell University in Economics and is a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

Deanna L. Loughnane joined Morgan Stanley in 1997 and has 13 years of investment experience. She is a portfolio manager for our High Yield portfolio. Prior to joining the Firm, she served as a vice president and senior corporate bond analyst at Putnam Investments. Previously, she was a financial analyst at The First Boston Corporation. Deanna received a B.S. from the University of Virginia's McIntire School of Commerce, an M.B.A. from Harvard Graduate School of Business Administration, and is a Chartered Financial Analyst.

Palisade Capital Management, L.L.C.
Sub-Adviser for the GE Small-Cap Value Equity Fund
The GE Small-Cap Value Equity Fund is managed by Palisade's Senior Investment Committee which is composed of the following members: Jack Feiler, Martin L. Berman, Steven E. Berman, Richard Meisenberg, Dennison Veru, and Richard Whitman. Jack Feiler, Chief Investment Officer of Palisade, has day-to-day responsibility for managing the Fund and works with the Senior Investment Committee in developing and executing the Fund's investment program.

Jack has more than 30 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade's operations in April 1995. Prior to joining Palisade, Jack worked for Burnham & Co. as an Account Executive and was promoted to Senior Executive Vice President of Broad Street Investment Management in 1981. In 1990, he joined Smith Barney as Senior Vice President of Investments. Jack received his Bachelor's degree in 1964 from City College of New York and his Juris Doctor degree from Brooklyn Law School in 1967.

SSgA Funds Management, Inc.
Sub-Adviser for the GE S&P 500 Index Fund
SSgA Funds Management, Inc. ("SSgA") is the Sub-Adviser to the GE S&P 500 Index Fund. SSgA assumed this role from State Street Global Advisors, a division of State Street Bank and Trust Company, an affiliate of SSgA. The GE S&P 500 Index Fund is managed by a team of portfolio managers led by Karl A. Schneider. Since 1999, Karl has been a Principal and portfolio manager in the U.S. Structured Products Group of the State Street Bank and Trust Company organization. Prior to joining the U.S. Structured Products Group, Karl was a portfolio manager in the firm's Currency Risk Management Group. Karl holds B.S. degrees in Finance and Investments from Babson College.

TRUSTEES
Michael J. Cosgrove
John R. Costantino
Alan M. Lewis
William J. Lucas
Robert P. Quinn

SECRETARY
Matthew J. Simpson

TREASURER
Robert Herlihy

ASSISTANT TREASURER
Michael M. D'Ambrosio

OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, PRESIDENT
Eugene K. Bolton, EVP, DOMESTIC EQUITIES
Michael J. Cosgrove, EVP, MUTUAL FUNDS
John J. Walker, EVP, CHIEF FINANCIAL OFFICER
Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
Robert A. MacDougall, EVP, FIXED INCOME
Geoffrey R. Norman, EVP, MARKETING
Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE



INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated
3003 Summer Street
Stamford, CT 06905

DISTRIBUTOR
GE Investment Distributors, Inc
Member NASD and SIPC

SHAREHOLDER SERVICING AGENT
AND TRANSFER AGENT
NFDS
P.O. Box 219631
Kansas City, MO  64141-9631

CUSTODIAN
State Street Bank & Trust Company

COUNSEL
Willkie Farr & Gallagher

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP


                                                           SHAREHOLDER INQUIRIES



Please contact your financial advisor, or if you receive account statements directly from GE Funds, call (800) 242-0134. Telephone representatives are available from 8:30 am to 8:00 pm. Correspondence can be mailed to:

GE FUNDS
C/O NFDS
330 WEST 9TH STREET
KANSAS CITY, MO  64105
(816) 843-7335

Also, visit us on the web at gefn.com/mutualfunds.


Y SHARE CLASS INVESTORS: Contact your designated GE Asset Management account representative.

401(K) PLAN INVESTORS:    Call your company's designated plan number.




At GE, we're dedicated to providing the investment options you'll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a tradition of investment management that spans more than 70 years. Whether you're creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

The GE Family of Funds is just one of the investment product lines available through GE Financial Assurance -- a dynamic family of investment and insurance companies devoted to providing financial solutions to consumers seeking to accumulate, preserve and protect wealth over their lifetimes.

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
201 Merritt 7
PO Box 4800
Norwalk, CT 06856-4800

WWW.GEFN.COM/MUTUALFUNDS

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                                                                  U.S. POSTAGE
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[GE LOGO]

               WE BRING GOOD THINGS TO LIFE.
----------------


                                                          GEF-1 (9/02)    903105